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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-03980

Morgan Stanley Institutional Fund Trust
(Exact name of registrant as specified in charter)

522 FIFTH AVENUE NEW YORK, NY			10036
(Address of principal executive offices)			(Zip code)

RONALD E. ROBISON 522 FIFTH AVENUE NEW YORK, NY 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-221-6726

Date of fiscal year end:	9/30

Date of reporting period:	9/30/07

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Fund’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Morgan Stanley Investment Management

Morgan Stanley

Institutional Fund Trust

Advisory Portfolios

Advisory

Advisory Global Fixed Income

Advisory Global Fixed Income II

  September 30, 2007

Annual Report

2007 Annual Report

September 30, 2007

Table of Contents

Shareholders’ Letter	2
Investment Advisory Agreement Approval	3
Investment Overviews & Portfolios of Investments
Advisory Portfolios:
Advisory	6
Advisory Global Fixed Income	15
Advisory Global Fixed Income II	18

Statements of Assets and Liabilities	21
Statements of Operations	22
Statements of Changes in Net Assets	23
Statement of Cash Flows	24
Financial Highlights	25
Notes to Financial Statements	28
Report of Independent Registered Public Accounting Firm	35
Federal Income Tax Information	36
U.S. Privacy Policy	37
Trustee and Officer Information	39

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or SAI, which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio’s investment policies to the prospective investor, please call 1 (800) 548-7786. Please read the prospectus carefully before you invest or send money. Market forecasts provided in this report may not necessarily come to pass. There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

2007 Annual Report

September 30, 2007

Shareholders’ Letter

Dear Shareholders:

We are pleased to present to you the Morgan Stanley Institutional Fund Trust’s (the “Fund”) Annual Report for the year ended September 30, 2007. Our Fund currently consists of 18 portfolios. The Fund’s portfolios, together with the portfolios of the Morgan Stanley Institutional Fund, Inc., provide investors with a means to help them meet specific investment needs and to allocate their investments among equities (e.g., value and growth; small, medium, and large capitalization), and fixed income (e.g., short, medium, and long duration; investment grade and high yield).

Sincerely,

Ronald E. Robison

President and Principal Executive Officer

October 2007

2

2007 Annual Report

September 30, 2007

Investment Advisory Agreement Approval (unaudited)

ADVISORY PORTFOLIOS

The Board considered the following with respect to each Portfolio:

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolios’ Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser’s expense. (The Investment Adviser and Administrator together are referred to as the “Adviser” and the Advisory and Administration Agreements together are referred to as the “Management Agreement.”) The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Portfolios. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of each Portfolio. The Board also concluded that the overall quality of the advisory and administrative services provided was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Portfolios, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed each Portfolio’s performance for the one-, three- and five-year periods ended November 30, 2006, as shown in reports provided by Lipper (the “Lipper Reports”), compared to the performance of comparable funds selected by Lipper (the “performance peer group”) for each Portfolio. The Board also discussed with the Adviser the performance goals and the actual results achieved in managing each Portfolio. When a fund underperforms its performance peer group, the Board discusses with the Adviser the causes of the underperformance and, where necessary, specific changes to the fund’s investment strategy and/or investment personnel.

With respect to the Advisory Portfolio, the Board reviewed a separate account attribution analysis provided by the Adviser in addition to the Portfolio’s Lipper Report. The Board concluded that the performance of the Portfolio was acceptable based upon its review of the separate account attribution analysis and considering market conditions during the period.

With respect to the Advisory Global Fixed Income Portfolio, the Board reviewed a separate account attribution analysis provided by the Adviser in addition to the Portfolio’s Lipper Report. The Board concluded that the Portfolio’s performance was acceptable based upon its review of the separate account attribution analysis.

With respect to the Advisory Global Fixed Income II Portfolio, the Board concluded that the Portfolio’s performance was acceptable.

Fees Relative to Other Proprietary Funds Managed by the Adviser with Comparable Investment Strategies

The Board reviewed the advisory and administrative fee (together, the “management fee”) rate paid by each Portfolio under the Management Agreement. The Board noted that the Adviser did not manage any other proprietary funds with investment strategies comparable to those of the Portfolios.

3

2007 Annual Report

September 30, 2007

Investment Advisory Agreement Approval (cont’d)

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the management fee rate and total expense ratio of each Portfolio as compared to the expense peer group. The Board concluded that each Portfolio’s management fee rate and total expense ratio were competitive with those of its expense peer group.

Breakpoints and Economies of Scale

The Board reviewed the structure of each Portfolio’s management fee schedule under the Management Agreement. With respect to the Advisory Global Fixed Income and Advisory Global Fixed Income II Portfolios, the Board noted that the Portfolios’ management fee schedules do not include any breakpoints. The Board considered that the Portfolios’ assets under management were relatively small. The Board concluded that economies of scale for the Portfolios were not a factor that needed to be considered at the present time.

With respect to the Advisory Portfolio, the Board noted that the Portfolios management fee schedules do not include any breakpoints. The Board also reviewed the level of the Portfolio’s management fee and concluded that the fee, compared to the Portfolio’s expense peer group, was sufficiently low, so that, in effect, economies of scale were built into each management fee structure.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with each Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Portfolios.

Fall-Out Benefits

The Board considered so-called “fall-out benefits” derived by the Adviser and affiliates from their relationship with each Portfolio and the Morgan Stanley Fund Complex. The Board considered the “float” benefits derived from handling of checks for purchases and sales of Portfolio shares, through a broker-dealer affiliate of the Adviser. The Board also considered that a brokerdealer affiliate of the Adviser receives from each Portfolio 12b-1 fees for distribution and shareholder services. The Board concluded that the float benefits were relatively small and the 12b-1 fees were competitive with those of other broker-dealers.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through “soft dollar” arrangements. Under such arrangements, brokerage commissions paid by the Portfolios and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Portfolios. The Board noted that the Portfolios invest only in fixed income securities, which do not generate soft dollars.

Adviser Financially Sound and Financially Capable of Meeting the Portfolios’ Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

4

2007 Annual Report

September 30, 2007

Investment Advisory Agreement Approval (cont’d)

Historical Relationship Between the Portfolios and the Adviser

The Board also reviewed and considered the historical relationship between each Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolios’ operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for each Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of each Portfolio’s business.

General Conclusion

On April 25, 2007, after considering and weighing all of the above factors, the Board concluded that it would be in the best interest of each Portfolio and its shareholders to approve renewal of the Management Agreement for another year until April 30, 2008. On June 20, 2007, the Board again considered and weighed all of the above factors and concluded that it would be in the best interest of each Portfolio and its shareholders to approve renewal of the Management Agreement to continue until June 30, 2008.

5

2007 Annual Report

September 30, 2007

Investment Overview (unaudited)

Advisory Portfolio

The Advisory Portfolio seeks returns consistent with returns generated by the market for mortgage securities. The Portfolio invests primarily in investment grade mortgage securities of the U.S. government and private issuers, and in mortgage derivatives. The Portfolio also invests in other U.S. government securities and investment grade fixed income securities. The Portfolio will ordinarily seek to maintain an average weighted maturity in excess of seven years, although there is no minimum or maximum maturity for any individual security. The Portfolio may invest in asset-backed securities and may use futures, options, forwards, collateralized mortgage obligations (“CMOs”), swaps, options on swaps and other derivatives. The Portfolio may also invest in to-be-announced pass-through mortgage securities, which settle on a delayed delivery basis (“TBAs”). Federal Home Loan Mortgage Corp., Federal National Mortgage Association, and Federal Home Loan Banks, although chartered and sponsored by Congress, are not funded by congressional appropriations and securities issued by them are neither guaranteed nor insured by the U.S. government.

Performance

For the fiscal year ended September 30, 2007, the Portfolio had a total return based on net asset value and reinvestment of distributions per share of 4.88%, net of fees. The Portfolio underperformed against its benchmark the Lehman Brothers Mortgage Index (the “Index”) which returned 5.39%.

Factors Affecting Performance

•

Fears stemming from a residential housing downturn persisted throughout the 12-month period. Confronted with increasing delinquency rates on subprime loans, high-profile hedge fund collapses, and a series of subprime mortgage related credit downgrades, markets responded severely in the latter months of the reporting period. The impact was exacerbated by an influx of forced sellers looking to liquidate assets to help meet margin calls and capital withdrawals, which fueled concerns about the potential impact on the broader financial markets and economy and led to a flight to quality.

•

In August, the Federal Open Market Committee (the “Fed”) lowered the discount rate by half a percentage point, from 6.25% to 5.75%, and began encouraging member banks to make greater use of the discount window. In September, the Fed cut the discount rate another 50 basis points and elected to cut the target federal funds rate by 50 basis points as well, to 4.75%. At that time, the Fed noted that while economic growth remained moderate, inflation risks remained and “the tightening of credit conditions has the potential to intensify the housing correction and to restrain economic growth”.

•

U.S. Treasury yields fluctuated throughout the 12-month period, with the yield curve beginning the period relatively flat and ending the period steep. As the yield curve steepened, shorter U.S. Treasury yields experienced the greatest decline, while longer yields rose slightly.

•

The mortgage market was hit by the turmoil affecting residential housing, and especially by its spillover effects on secondary market activity, most notably in the non-agency mortgage area. This cast a pall across the entire sector with little regard for whether the securities or loans in question were subprime or prime. The result was a further reduction in mortgage market liquidity, as well as a sharp reduction in the availability of non-conforming mortgage loans to the general public.

•

Although the Portfolio maintained an underweight to agency mortgage-backed securities, holdings here detracted from returns as the recent turmoil in the mortgage market and drying up of liquidity hurt the performance of the sector.

•	A relative overweight to U.S. Treasuries was additive to performance as the sector outperformed all other areas of the fixed income market in the latter months of there porting period.

Management Strategies

•

Agency spreads remained unattractive in our view, leading us to maintain a below-index exposure to the sector. Within the sector, we favored high-coupon, slow-prepaying issues. We also favored non-agency mortgages issued to high-quality borrowers.

•

Throughout the course of the period, we maintained a relative overweight to U.S. Treasury securities, due to the relative underweight to mortgage backed securities. Mortgage spreads remain tight to Treasuries, meaning that in most cases, investors are not adequately compensated for the added risks inherent in mortgage backed securities. Additionally, implied interest-rate volatility remains quite low, suggesting that this is not a good time to “write” or “sell” options (a mortgage investor is implicitly short a call option to the homeowner). With yield spreads and implied volatility at such unattractive levels, we believe it is prudent to maintain below-benchmark sensitivity to the sector.

6

2007 Annual Report

September 30, 2007

Investment Overview (cont’d)

Advisory Portfolio

* Minimum Investment

In accordance with SEC regulations, Portfolio performance shown assumes that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested.

Performance Compared to the Lehman Brothers Mortgage Index(1)

	Total Returns(2)
		Average Annual
	One Year	Five Years	Ten Years	Since Inception(4)

Portfolio(3)	4.88%	4.56%	6.08%	6.77%
Lehman Brothers Mortgage Index	5.39	4.14	5.84	6.47

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Performance assumes that all dividends and distributions, if any, were reinvested. For the most recent month-end performance figures, please call 1(800) 548-7786. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

(1)

The Lehman Brothers Mortgage Index includes GNMA, FNMA and FHLMC pass-through securities with original maturities of 15, 20, and 30 years, as well as balloon mortgages. The Index is formed by grouping the universe of over 600,000 individual fixed rate MBS pools into approximately 3,500 generic aggregates. These aggregates are defined according to agency, program, pass-through coupon and origination year. Index maturity and liquidity criteria are then applied to these aggregates to determine which qualify for inclusion in the Index. The Index excludes buy down, graduated equity mortgages, project loans, ARMS, non-agency mortgages and CMOs. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)

Total returns for the Portfolio reflect expenses waived and/or reimbursed, if applicable, by the Adviser. Without such waivers and/or reimbursements, total returns would have been lower. Fee waivers and/or reimbursements are voluntary and the Adviser reserves the right to commence or terminate any waiver and/or reimbursement at any time.

(3)	Commenced operations on April 12, 1995.
(4)	For comparative purposes, average annual since inception returns listed for the Index refer to the inception date or initial offering of the Portfolio, not the inception of the Index.

Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period ended September 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that “Expenses Paid During Period” are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note E in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing

7

2007 Annual Report

September 30, 2007

Investment Overview (cont’d)

Advisory Portfolio

in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

			Expenses Paid
		Ending Account	During Period*
	Beginning	Value	April 1, 2007 —
	Account Value	September 30,	September 30,
	April 1, 2007	2007	2007

Actual	$1,000.00	$1,018.50	$0.35
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.72	0.36

*	Expenses are equal to the Portfolio’s annualized net expense ratio of 0.07%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by investment type, as a percentage of total investments.

*	Investment types which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

8

2007 Annual Report

September 30, 2007

Portfolio of Investments

Advisory Portfolio

	Face
	Amount	Value
	(000)	(000)
Fixed Income Securities (119.0%)
Agency Adjustable Rate Mortgages (5.6%)
Federal Home Loan Mortgage Corp.,
3.53%, 5/1/34	$1,999	$1,989
5.59%, 11/1/36	10,631	10,685
5.63%, 4/1/37	30,350	30,589
5.78%, 1/1/37	17,839	17,967
5.97%, 1/1/37	12,424	12,589
Federal National Mortgage Association,
4.88%, 5/1/35	3,844	3,815
4.98%, 3/1/37	4,900	4,877
5.60%, 6/1/34	21	21
5.81%, 5/1/37	14,917	15,079
5.99%, 4/1/37	27,366	27,742
7.39%, 4/1/36	25,603	26,191
Government National Mortgage Association,
5.75%, 7/20/25 - 9/20/27	3,527	3,562
6.13%, 10/20/25 - 12/20/27	4,864	4,916
6.38%, 5/20/24 - 2/20/28	21,396	21,638
		181,660
Agency Fixed Rate Mortgages (48.7%)
Federal Home Loan Mortgage Corp.,
Conventional Pools:
8.00%, 4/1/08 - 7/1/08	1	1
8.75%, 4/1/08	@—	@—
9.00%, 10/1/16	19	20
9.50%, 10/1/16 - 3/1/20	839	914
10.00%, 1/1/09 - 12/1/20	1,980	2,194
10.25%, 1/1/09 - 12/1/11	11	12
10.50%, 11/1/08 - 12/1/20	905	991
11.00%, 2/1/11 - 9/1/20	589	653
11.25%, 6/1/10 - 12/1/15	9	9
11.50%, 12/1/09 - 9/1/19	368	401
11.75%, 8/1/14 - 4/1/15	33	37
12.00%, 10/1/09 - 7/1/20	415	465
12.50%, 10/1/09 - 6/1/15	31	35
13.00%, 9/1/10 - 11/1/13	1	2
13.50%, 2/1/10	1	1
Gold Pools:
6.00%, 10/1/28 - 12/1/28	479	482
6.50%, 5/1/21 - 11/1/33	5,257	5,383
7.00%, 12/1/26 - 11/1/32	15,010	15,574
7.50%, 2/1/23 - 1/1/34	31,184	32,613
8.00%, 5/1/20 - 12/1/31	14,250	15,106
8.50%, 10/1/10 - 7/1/31	33,861	36,309
9.00%, 10/1/17 - 1/1/31	2,930	3,168
9.50%, 11/1/16 - 12/1/22	1,185	1,291
10.00%, 6/1/17 - 4/1/25	764	844
10.50%, 7/1/19 - 3/1/21	310	350
11.00%, 7/1/17 - 9/1/20	188	202
11.50%, 1/1/16 - 6/1/20	105	116
12.00%, 6/1/20	254	270
12.50%, 7/1/19	7	8
November TBA
6.50%, 11/15/31	$ (i)56,900	$57,869
Federal National Mortgage Association,
Conventional Pools:
4.50%, 8/1/18	337	326
5.50%, 3/1/17	351	351
6.00%, 4/1/13 - 1/1/29	455	461
6.50%, 6/1/15 - 3/1/34	56,543	57,952
7.00%, 12/1/12 - 4/1/36	93,918	97,748
7.50%, 10/1/12 - 7/1/36	78,461	81,924
8.00%, 10/1/07 - 4/1/33	50,295	53,039
8.50%, 12/1/08 - 5/1/32	45,595	49,015
9.00%, 6/1/18 - 4/1/26	1,151	1,243
9.50%, 7/1/16 - 4/1/30	5,995	6,544
10.00%, 9/1/10 - 11/1/25	5,462	6,115
10.50%, 10/1/11 - 6/1/27	1,586	1,775
10.75%, 10/1/11	5	5
11.00%, 10/1/13 - 7/1/25	351	392
11.50%, 9/1/11 - 8/1/25	773	851
12.00%, 1/1/13 - 5/1/20	286	314
12.50%, 2/1/11 - 9/1/15	405	457
October TBA
5.50%, 10/25/37	(i)139,000	136,155
6.50%, 10/25/37	(i)47,300	48,165
7.00%, 10/25/37	(i)31,700	32,720
November TBA
5.00%, 11/25/37	(i)297,000	283,217
5.50%, 11/25/37	(i)437,750	428,516
7.00%, 11/25/37	(i)17,325	17,866
Government National Mortgage Association,
Various Pools:
5.50%, 12/15/32	29	29
6.50%, 10/15/10	21	21
7.00%, 7/15/31	145	152
8.50%, 7/15/08 - 3/15/20	1,602	1,719
9.00%, 11/15/16 - 11/15/24	9,105	9,794
9.50%, 7/15/09 - 10/15/24	21,450	23,311
10.00%, 11/15/09 - 2/15/26	32,626	36,941
10.50%, 4/15/13 - 4/15/25	7,182	8,188
11.00%, 12/15/09 - 4/15/21	8,802	9,839
11.50%, 3/15/10 - 11/15/19	589	663
12.00%, 11/15/12 - 5/15/16	1,208	1,378
12.50%, 5/15/10 - 4/15/19	90	102
13.00%, 1/15/11 - 10/15/13	36	41
13.50%, 5/15/10 - 5/15/13	36	41
		1,572,690
Asset Backed Corporate (0.0%)
Bear Stearns Asset Backed Securities, Inc.,
5.33%, 9/25/34	(h)75	75
Collateralized Mortgage Obligations — Agency Collateral Series (1.5%)
Federal Home Loan Mortgage Corp.,
Inv Fl IO
0.25%, 3/15/24	37,502	1,429
2.20%, 3/15/32	168	15
2.25%, 6/15/28 - 3/15/32	3,739	131

The accompanying notes are an integral part of the financial statements.

9

2007 Annual Report

September 30, 2007

Portfolio of Investments (cont’d)

Advisory Portfolio

	Face
	Amount	Value
	(000)	(000)
Collateralized Mortgage Obligations — Agency Collateral Series (cont’d)
2.75%, 9/15/30	$2,097	$181
3.27%, 12/15/23	3,121	399
18.50%, 11/15/07	1	@—
Inv Fl IO PAC
3.85%, 3/15/08	21	@—
4.97%, 2/15/08	45	@—
Inv Fl IO REMIC
1.75%, 8/15/30	78	5
IO
1.25%, 6/17/27	170	11
5.00%, 6/15/17	319	35
5.50%, 1/15/29 - 8/15/30	10,425	761
6.00%, 5/1/31	1,274	289
6.50%, 4/1/28 - 5/15/33	2,090	480
7.00%, 9/1/30 - 3/1/32	4,701	1,255
7.50%, 4/1/28 - 9/1/30	2,505	778
8.00%, 10/15/12 - 6/1/31	7,789	1,932
IO PAC
1.00%, 2/15/27	4,602	76
6.00%, 4/15/32	347	42
7.00%, 9/15/27	56	15
IO REMIC
10.00%, 5/1/20 - 6/1/20	68	13
PAC
8.55%, 1/15/21	33	34
9.50%, 4/15/20	125	132
9.60%, 4/15/20	121	134
9.90%, 10/15/19	578	615
10.00%, 5/15/20 - 6/15/20	546	582
Federal National Mortgage Association,
Inv Fl IO
1.27%, 7/25/34	27,381	1,309
1.80%, 2/17/31	516	28
2.38%, 7/18/27	844	51
2.89%, 11/18/30	1,332	109
2.94%, 10/18/30	352	24
3.07%, 10/25/28	2,721	120
3.37%, 7/25/30 - 8/25/30	2,363	168
3.47%, 10/25/29	479	15
3.97%, 10/25/07	8	@—
5.56%, 12/25/08	17	17
Inv Fl IO REMIC
31.94%, 9/25/20	157	262
36.84%, 9/25/22	237	279
IO
5.00%, 2/25/15	305	6
5.50%, 3/25/17	338	25
6.00%, 8/25/32 - 7/25/33	19,450	4,306
6.50%, 7/25/09 - 6/25/33	21,994	5,261
7.00%, 4/1/32 - 5/25/33	24,217	11,590
7.50%, 4/1/27 - 1/1/32	5,868	1,763
8.00%, 2/1/23 - 12/1/31	24,145	5,864
8.50%, 10/1/24 - 10/1/25	4,495	1,290
9.00%, 11/1/26	2,348	599
9.50%, 9/1/18	$1	$ @—
460.80%, 12/25/21	@—	1
810.00%, 6/25/21	@—	1
IO PAC
8.00%, 8/18/27 - 9/18/27	7,387	1,807
1,008.00%, 9/25/20	@—	6
1,159.20%, 7/25/21	@—	4
IO REMIC PAC
8.00%, 8/18/27	1,128	289
PAC
8.50%, 9/25/20	55	59
8.75%, 11/25/19	7	8
Government National Mortgage Association,
Inv Fl IO
2.25%, 9/16/27 - 4/16/29	11,342	697
2.65%, 5/20/31	2,699	285
2.80%, 12/16/29	794	87
2.85%, 8/16/29	13,702	1,486
		47,160
Collateralized Mortgage Obligation — Non Agency Collateral Series (14.2%)
Banc of America Commercial Mortgage, Inc.,
5.84%	(h)(o)22,450	22,608
5.87%	(h)(o)1,175	1,188
Bank of America Funding Corp.,
IO
1.90%, 9/20/35	76,737	1,798
Citigroup Commercial Mortgage Trust,
5.89%	(h)(o)23,175	23,475
Commercial Mortgage Pass Through Certificates,
6.01%	(h)(o)29,000	29,612
Countrywide Alternative Loan Trust,
IO
1.10%, 3/20/46	29,043	1,046
1.19%, 3/20/46	121,923	5,063
2.07%, 12/20/46	284,043	12,694
2.09%, 2/25/37	155,653	7,490
2.14%, 12/20/35	(e)(h)175,393	6,960
2.18%, 10/25/46	140,101	6,288
2,215.54%, 11/20/35	(h)262,740	6,651
Countrywide Home Loan Mortgage Pass Through Trust,
IO
0.53%, 2/25/35	80,865	1,516
Credit Suisse Mortgage Capital Certificates,
5.91%, 6/15/39	(c)(h)13,500	13,676
Greenpoint Mortgage Funding Trust,
5.30%, 4/25/47	(h)27,769	27,160
5.31%, 1/25/37	(h)34,308	33,193
5.33%, 3/25/47	(h)38,277	37,479
IO
1.36%, 6/25/45	(h)66,938	1,631
Greenwich Capital Commercial Funding Corp.,
5.44%, 3/10/39	18,400	18,218

The accompanying notes are an integral part of the financial statements.

10

2007 Annual Report

September 30, 2007

Portfolio of Investments (cont’d)

Advisory Portfolio

	Face
	Amount	Value
	(000)	(000)
Collateralized Mortgage Obligation — Non Agency Collateral Series (cont’d)
GS Mortgage Securities Corp.,
IO
2.60%, 8/25/35	$ (e)(h)65,018	$2,265
GS Mortgage Securities Corp. II,
5.99%, 8/10/45	(h)31,000	31,589
Harborview Mortgage Loan Trust,
IO
1.53%, 5/19/35	(h)137,436	2,963
1.76%, 10/20/45	(h)86,110	3,727
1.85%, 1/19/36	(h)54,706	1,402
1.89%, 3/19/37	(h)105,756	4,495
PO
1/19/36 - 10/20/45	2,202	472
Indymac Index Mortgage Loan Trust,
IO
1.43%, 7/25/35	(h)96,684	3,384
PO
7/25/35	@—	@—
JPMorgan Chase Commercial Mortgage Securities Corp.,
5.44%, 6/12/47	16,550	16,354
5.94%	(c)(h)(o)14,825	15,021
6.01%	(h)(o)34,100	34,766
Kidder Peabody Mortgage Assets Trust,
IO
9.50%, 4/22/18	12	3
Lehman Brothers Commercial Conduit Mortgage Trust,
6.13%, 7/15/44	(h)21,550	22,209
Lehman Brothers-UBS Commercial Mortgage Trust,
5.43%, 2/15/40	5,700	5,635
5.86%, 7/17/40	(h)24,025	24,025
Lehman Structured Securities Corp.,
IO
7.00%, 10/26/29	(e)25,493	1,835
Wachovia Bank Commercial Mortgage Trust,
5.34%, 12/15/43	17,500	17,169
6.10%, 2/15/51	(h)14,250	14,638
		459,698
Mortgages — Other (49.0%)
Alliance Bancorp Trust,
5.37%, 7/25/37	(h)17,520	17,224
American Express Co.,
9.63%, 12/1/12	(d)(k)73	73
American Home Mortgage Assets,
5.26%, 3/25/47	(h)31,930	31,120
5.32%, 10/25/46	(h)21,268	20,772
5.36%, 5/25/46 - 9/25/46	(h)50,358	49,513
5.37%, 6/25/47	(h)25,686	24,403
5.43%, 6/25/47	(h)24,702	22,138
5.54%, 10/25/46	(h)6,084	4,840
American Home Mortgage Investment Trust,
5.32%, 5/25/47	(h)32,674	32,087
5.43%, 9/25/45	(h)3,282	3,222
5.85%, 11/25/45	$ (h)4,425	$3,595
American Housing Trust,
9.55%, 9/25/20	738	736
Bear Stearns Mortgage Funding Trust,
5.29%, 12/25/46	(h)44,833	44,003
5.33%, 9/25/36	(h)26,626	26,046
5.38%, 7/25/36	(h)29,528	27,888
California Federal Savings & Loan Association,
8.80%, 1/25/14	(d)(k)1	1
Countrywide Alternative Loan Trust,
5.27%, 4/25/47	(h)32,667	31,879
5.30%, 5/25/47	(h)21,020	20,527
5.31%, 6/25/47	(h)42,359	41,380
5.42%, 10/25/35	(h)5,219	5,205
5.65%, 7/25/46	(h)8,312	5,486
5.71%, 3/20/46	(h)16,028	15,587
5.76%, 11/20/35 - 3/25/47	(h)11,594	10,623
5.78%, 9/20/46	(h)12,262	11,345
5.79%, 11/20/35	(h)7,902	7,871
5.89%, 12/20/35	(h)12,871	12,539
5.93%, 6/25/46	(h)10,236	7,165
6.38%, 6/25/47	(h)3,000	2,490
6.68%, 2/25/36	(h)21,763	21,461
7.00%, 11/25/35	(h)17,375	17,456
Countrywide Home Loan Mortgage Pass Through Trust,
5.43%, 4/25/46	(h)20,936	20,571
Deutsche ALT-A Securities, Inc., Alternate Loan Trust,
5.28%, 2/25/47	(h)39,131	38,269
5.53%, 2/25/47	(h)14,289	13,503
Deutsche ALT-A Securities, Inc., NIM Trust,
6.75%, 2/25/47	(e)5,291	5,088
Downey Savings & Loan Association Mortgage Loan Trust,
5.68%, 3/19/38	(h)2,753	2,671
5.70%, 11/19/37	(h)29,647	29,036
5.92%, 4/19/47	(h)25,240	24,971
Gemsco Mortgage Pass Through Certificate,
8.70%, 11/25/10	(d)(k)8	8
GSR Mortgage Loan Trust,
5.32%, 8/25/46	(h)30,768	30,106
Harborview Mortgage Loan Trust,
5.26%, 4/19/38	(h)37,305	36,376
5.40%, 8/21/36	(h)27,331	26,766
5.65%, 3/19/38	(h)30,689	29,945
5.68%, 11/19/36	(h)37,654	36,859
5.69%, 1/19/38	(h)33,223	32,456
5.71%, 11/19/36	(h)35,465	34,777
5.73%, 7/19/46	(h)21,288	20,726
5.74%, 3/19/37	(h)19,215	18,894
5.79%, 7/19/45	(h)3,764	3,709
5.88%, 11/19/35	(h)13,797	13,445
Harborview NIM Corp.,
6.41%, 3/19/37 - 3/19/38	(e)8,862	8,809
Indymac Index Mortgage Loan Trust,
5.36%, 9/25/46	(h)18,406	17,921
5.41%, 7/25/35	(h)4,244	4,125

The accompanying notes are an integral part of the financial statements.

11

2007 Annual Report

September 30, 2007

Portfolio of Investments (cont’d)

Advisory Portfolio

	Face
	Amount	Value
	(000)	(000)
Mortgages — Other (cont’d)
Lehman XS Trust,
5.40%, 12/25/35	$ (h)24,347	$23,836
6.13%, 3/25/47	(h)12,991	10,555
Luminent Mortgage Trust,
5.36%, 5/25/46	(h)15,953	15,607
Mastr Adjustable Rate Mortgages Trust,
5.38%, 4/25/46	(h)13,857	13,659
5.78%, 4/25/46	(h)7,294	5,325
5.88%, 4/25/46	(h)3,765	2,447
6.33%, 5/25/47	(h)6,928	4,988
Residential Accredit Loans, Inc.,
5.27%, 2/25/37	(h)28,973	28,275
5.28%, 2/25/37	(h)12,106	11,815
5.29%, 2/25/37 - 3/25/47	(h)47,355	46,257
5.33%, 6/25/37 - 3/25/47	(h)54,826	53,437
5.36%, 6/25/46	(h)30,750	29,964
5.39%, 2/25/46 - 5/25/47	(h)35,982	35,117
5.40%, 2/25/46	(h)7,728	7,632
5.43%, 6/25/47	(h)15,156	14,541
Ryland Acceptance Corp. IV,
6.65%, 7/1/11	267	267
Structured Asset Mortgage Investments, Inc.,
5.32%, 2/25/36	(h)14,264	13,994
5.33%, 10/25/36	(h)18,569	18,226
5.36%, 7/25/36 - 8/25/36	(h)62,394	60,904
5.40%, 4/25/36	(h)30,508	30,156
5.43%, 5/25/46	(h)8,638	8,411
5.44%, 2/25/36	(h)35,452	34,638
Washington Mutual, Inc.,
5.36%, 7/25/47	(h)1,374	1,337
5.38%, 12/25/45	(h)5,938	5,908
5.39%, 10/25/45	(h)4,392	4,381
5.40%, 4/25/45	(h)12,089	11,907
5.42%, 8/25/45	(h)2,031	2,027
5.49%, 7/25/45	(h)10,302	10,138
5.92%, 4/25/46 - 5/25/46	(h)62,463	60,816
5.94%, 8/25/46	(h)28,744	28,054
Zuni Mortgage Loan Trust,
5.26%, 8/25/36	(h)17,818	17,685
		1,580,010
Total Fixed Income Securities (Cost $3,956,179)		3,841,293

	Shares
Preferred Stock (0.7%)
Mortgages — Other
Home Ownership Funding Corp.,
13.33% (Cost $21,855)	(e)153,475	22,971

	No. of
	Contracts
Put Options Purchased (0.0%)
90 Day EuroDollar
12/07 @ $94.75	(a)6,855	728
3/08 @ $94.50	(a)207	9
Total Put Options Purchased (Cost $1,275)		737

	Face
	Amount
	(000)
Short-Term Investments (11.0%)
Short-Term Debt Securities held as Collateral on Loaned Securities (0.2%)
AIG Match Funding Corp.,
5.73%, 10/17/07	$ (h)315	$315
Alliance & Leicester plc,
5.83%, 10/9/07	(h)225	225
Bancaja,
5.36%, 10/19/07	112	112
Bank of New York Co., Inc.,
5.82%, 10/10/07	(h)112	112
BASF AG,
5.36%, 10/22/07	(h)112	112
BNP Paribas plc,
5.50%, 11/19/07	(h)225	225
CAM US Finance S.A. Unipersonal,
5.37%, 10/3/07	450	450
Canadian Imperial Bank of Commerce, New York,
4.92%, 10/1/07	(h)225	225
CC USA, Inc.,
4.68%, 10/1/07	(h)112	112
CIT Group Holdings,
5.38%, 10/18/07	(h)405	405
Citigroup Global Markets Holdings, Inc.,
5.26%, 10/1/07	892	892
Credit Suisse First Boston, New York,
4.82%, 10/1/07	(h)225	225
First Tennessee Bank,
5.76%, 10/17/07	(h)112	112
5.77%, 10/17/07	(h)450	450
Goldman Sachs Group, Inc.,
5.37%, 10/1/07	212	212
5.82%, 10/15/07	(h)113	113
HSBC Finance Corp.,
5.81%, 10/9/07	(h)113	113
IBM Corp.,
5.79%, 10/9/07	450	450
Macquarie Bank Ltd.,
5.17%, 10/22/07	(h)225	225
Marshall & Ilsley Bank,
5.37%, 12/17/07	226	226
Metropolitan Life Global Funding,
5.13%, 10/22/07	(h)338	338
National Bank of Canada,
5.66%, 10/2/07	(h)450	450
National Rural Utilities Cooperative Finance Corp.,
5.73%, 10/1/07	(h)450	450
Nationwide Building Society,
5.28%, 12/28/07	261	261
Societe Generale, New York,
5.11%, 10/31/07	(h)540	540
Unicredito Delaware, Inc.,
5.77%, 10/15/07	(h)248	248
Unicredito Italiano Bank (Ireland) plc,
5.84%, 10/9/07	(h)158	158
		7,756

The accompanying notes are an integral part of the financial statements.

12

2007 Annual Report

September 30, 2007

Portfolio of Investments (cont’d)

Advisory Portfolio

		Value
	Shares	(000)
Investment Company (10.3%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class	(p)331,395,419	$331,395

	Face
	Amount
	(000)
U.S. Treasury Security (0.5%)
U.S. Treasury Bill
3.82%, 1/10/08	$ (j)(r)16,715	16,539
Total Short-Term Investments (Cost $355,654)		355,690
Total Investments (130.7%) (Cost $4,334,963) — Including $7,669 of Securities Loaned		4,220,691
Liabilities in Excess of Other Assets (-30.7%)		(992,612)
Net Assets (100%)		$3,228,079

(a)	Non-income producing security.
(c)	All or a portion of security on loan at September 30, 2007.
(d)	Security was valued at fair value — At September 30, 2007, the Portfolio held $82,000 of fair valued securities, representing less than 0.05% of net assets.
(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2007.
(i)	Security is subject to delayed delivery.
(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(k)	Security has been deemed illiquid at September 30, 2007.
(o)

Perpetual — Security does not have a predetermined maturity date. Rate for this security is fixed for a period of time then reverts to a floating rate. The interest rate shown is the rate in effect at September 30, 2007.

(p)

See Note F within the Notes to Financial Statements regarding investment in Morgan Stanley Institutional Liquidity Government Portfolio — Institutional Class, Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class and/or Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio — Institutional Class.

(r)	The rate shown is the yield to maturity at September 30, 2007.
@	Face Amount/Value is less than $500.
Inv Fl	Inverse Floating Rate — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at September 30, 2007.
IO	Interest Only
PAC	Planned Amortization Class
PO	Principal Only
REMIC	Real Estate Mortgage Investment Conduit
TBA	To Be Announced

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
EuroDollar
CME	1,285	$305,685	Dec-07	$1,565
EuroDollar
CME	1,285	306,730	Mar-08	2,432
EuroDollar
CME	1,285	307,195	Jun-08	2,753
EuroDollar
CME	1,285	307,404	Sep-08	2,929
EuroDollar
CME	1,285	307,388	Dec-08	2,986
EuroDollar
CME	1,285	307,163	Mar-09	2,921
EuroDollar
CME	1,285	306,794	Jun-09	(299)
Short:
U.S. Treasury 2 yr. Note	103	21,326	Dec-07	(28)
U.S. Treasury 5 yr. Note	3,316	354,916	Dec-07	(295)
U.S. Treasury 10 yr. Note	5,476	598,424	Dec-07	1,412
U.S. Treasury Long Bond	7,419	826,059	Dec-07	921
				$17,297

CME	Chicago Mercantile Exchange

The accompanying notes are an integral part of the financial statements.

13

2007 Annual Report

September 30, 2007

Portfolio of Investments (cont’d)

Advisory Portfolio

Interest Rate Swap Contracts

The Portfolio had the following interest rate swap agreement(s) open at period end:

						Unrealized
					Notional	Appreciation
	Floating Rate	Pay/Receive	Fixed	Termination	Amount	(Depreciation)
Swap Counterparty	Index	Floating Rate	Rate	Date	(000)	(000)
Citigroup	3 Month LIBOR	Pay	5.33%	5/22/17	$22,250	$532
	3 Month LIBOR	Pay	5.37%	5/23/17	127,400	3,382
	3 Month LIBOR	Pay	5.02%	9/11/17	85,000	(1,325)
	3 Month LIBOR	Receive	5.29%	9/28/17	105,250	(697)
Deutsche Bank	3 Month LIBOR	Pay	5.35%	5/24/17	147,000	3,672
	3 Month LIBOR	Pay	5.39%	5/25/17	187,875	5,281
	3 Month LIBOR	Pay	5.43%	5/29/17	326,350	10,206
JPMorgan Chase	3 Month LIBOR	Pay	5.37%	5/23/17	63,400	1,705
	3 Month LIBOR	Pay	5.34%	5/24/17	128,200	3,111
	3 Month LIBOR	Pay	5.45%	5/29/17	50,000	1,639
	3 Month LIBOR	Pay	5.09%	9/11/17	190,000	(1,947)
	3 Month LIBOR	Pay	5.16%	9/20/17	82,150	(331)
	3 Month LIBOR	Receive	5.23%	9/27/17	99,600	(232)
	3 Month LIBOR	Receive	5.30%	9/28/17	100,000	(750)
Lehman Brothers	3 Month LIBOR	Pay	5.34%	5/24/17	50,000	1,197
	3 Month LIBOR	Pay	5.40%	5/25/17	127,050	3,716
						$29,159

LIBOR — London Inter Bank Offer Rate

The accompanying notes are an integral part of the financial statements.

14

2007 Annual Report

September 30, 2007

Investment Overview (unaudited)

Advisory Global Fixed Income Portfolio

The Advisory Global Fixed Income Portfolio seeks above average total return over a market cycle of three to five years. The Portfolio invests primarily in fixed income securities of government and corporate issuers including both U.S. and non-U.S. issuers, including issuers located in emerging markets, and both investment grade and high yield securities rated B or BB (commonly referred to as “junk bonds”). A portion of these securities may asset-backed and, to a lesser extent, mortgage securities. In addition, the Portfolio may invest a portion of its assets in structured investments, structured notes and other types of similarly structured products consistent with the Portfolio’s investment objectives and policies. Generally, structured investments are interests in entities organized and operated for the purpose of restructuring the investment characteristics of underlying investment interests or securities. A portion of the securities held by the Portfolio will be denominated in foreign currencies, including the Euro. There is no minimum or maximum maturity for any individual security. The Portfolio may use futures, options, forwards, collateralized mortgage obligations (“CMOs”), swaps, options on swaps and other derivatives. Foreign investments are subject to certain risks such as currency fluctuations, economic instability, and political developments.

Performance

For the fiscal year ended September 30, 2007, the Portfolio had a total return based on net asset value and reinvestment of distributions per share of 1.77%, net of fees. The Portfolio underperformed against its benchmarks the Citigroup World Government Bond Index, excluding the United States, hedged to U.S. dollars (the “Index”) and for the Citigroup U.S. Broad Investment Grade Bond Index, which returned 3.58% and 5.23%, respectively.

Factors Affecting Performance

•	The Portfolio’s defensive interest-rate positioning was additive to performance as global interest rates generally rose during the 12-month period.

•	Emerging market debt had a favorable effect on performance. Overall, the strategy favored local-currency denominated securities in Argentina, Brazil, Mexico, Turkey, and a few other small countries.

•	An overweight to the Yen versus the Euro detracted from performance as the Yen continued to depreciate relative to the Euro during the reporting period.

Management Strategies

•

In keeping with its mandate, the Portfolio emphasizes exposure to non-U.S. fixed income markets, and is intended to add value to separate account U.S. fixed income portfolios allowing non-U.S. exposure.

•

The Portfolio holds diversified exposure to local currency emerging markets debt expected to outperform U.S. bonds, as well as short-duration European government bonds, hedged to the U.S. dollar, for diversification purposes.

•

We maintained a defensive interest-rate posture across the major bond markets during the reporting period due to the generally low level of real interest rates and insufficient allowance for likely monetary policy tightening.

•	We favored the Yen over the Euro based on the extreme undervaluation of the Yen and signs of solid economic growth in Japan, which led to expectations that the currency would appreciate.

* Minimum Investment

In accordance with SEC regulations, Portfolio performance shown assumes that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested.

Performance Compared to the Citigroup World Government Bond Ex-U.S. Hedged Index(1) and the Citigroup U.S. Broad Investment Grade Bond Index(2)

	Total Returns(3)
	Average Annual
	One	Five	Ten	Since
	Year	Years	Years	Inception(5)
Portfolio(4)	1.77%	3.00%	5.43%	7.40%
Citigroup World Government Bond Ex-U.S. Hedged Index	3.58	4.06	5.80	7.49
Citigroup U.S. Broad Investment Grade Bond Index	5.23	4.23	6.00	6.84

15

2007 Annual Report

September 30, 2007

Investment Overview (cont’d)

Advisory Global Fixed Income Portfolio

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Performance assumes that all dividends and distributions, if any, were reinvested. For the most recent month-end performance figures, please call 1(800) 548-7786. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

(1)

The Citigroup World Government Bond Ex-U.S Hedged Index is a marketcapitalization weighted benchmark that tracks the performance of the 20 government bond markets of Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Japan, the Netherlands, Norway, Poland, Portugal, Spain, Sweden, Switzerland, and the United Kingdom. Issuers must carry an investment grade (BBB-/Baa3) or higher credit rating to remain eligible for inclusion. The Index is hedged to the U.S. dollar by using a rolling onemonth forward exchange contract as a hedging instrument. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)

The Citigroup U.S. Broad Investment Grade Bond Index is a fixed income, market value-weighted Index that includes publicly-traded U.S. Treasury, U.S. agency, mortgage pass-through, asset-backed, supranational, corporate, Yankee and global debt issues, including securities issued under Rule 144A with registration rights, carrying investment grade (BBB-/Baa3) or higher credit ratings with remaining maturities of at least one year. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(3)

Total returns for the Portfolio reflect expenses waived and/or reimbursed, if applicable, by the Adviser. Without such waivers and/or reimbursements, total returns would have been lower. Fee waivers and/or reimbursements are voluntary and the Adviser reserves the right to commence or terminate any waiver and/or reimbursement at any time.

(4)	Commenced operations on October 7, 1994.
(5)	For comparative purposes, average annual since inception returns listed for the Indexes refer to the inception date or initial offering of the Portfolio, not the inception of the Indexes.

Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period ended September 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that “Expenses Paid During Period” are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note E in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

			Expenses Paid
		Ending Account	During Period*
	Beginning	Value	April 1, 2007 —
	Account Value	September 30,	September 30,
	April 1, 2007	2007	2007
Actual	$1,000.00	$977.10	$0.55
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.52	0.56

*	Expenses are equal to the Portfolio’s annualized net expense ratio of 0.11%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by country and/or investment type, as a percentage of total investments.

*

Countries and/or investment types which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

16

2007 Annual Report

September 30, 2007

Portfolio of Investments

Advisory Global Fixed Income Portfolio

	Face
	Amount		Value
	(000)		(000)
Fixed Income Securities (34.7%)
Argentina (5.8%)
Government of Argentina,
8.28%, 12/31/33	$10,935		$9,851
Austria (1.7%)
Republic of Austria,
5.00%, 1/15/08	EUR	2,000	2,859
Belgium (4.3%)
Kingdom of Belgium,
5.75%, 3/28/08	5,100		7,327
France (4.5%)
Government of France B.T.A.N.,
3.00%, 7/12/08	5,500		7,777
Mexico (8.7%)
Mexican Bonos,
9.50%, 12/18/14	MXN	148,305	14,799
Netherlands (5.0%)
Netherlands Government,
2.50%, 1/15/08	EUR	6,000	8,518
United Kingdom (4.7%)
United Kingdom Treasury GILT,
5.75%, 12/7/09	GBP	3,850	7,996
Total Fixed Income Securities (Cost $54,867)			59,127

	No. of
	Contracts
Put Options Purchased (0.9%)
Switzerland (0.9%)
Swiss Franc Put @ $1.186 expiring 3/6/08 (Cost $5,557)	(a)206,500		1,605

	Shares
Short-Term Investment (62.1%)
Investment Company (62.1%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (Cost $105,856)	(p)105,855,659		105,856
Total Investments (97.7%) (Cost $166,280)			166,588
Other Assets in Excess of Liabilities (2.3%)			3,993
Net Assets (100%)			$170,581

(a)	Non-income producing security.
(p)

See Note F within the Notes to Financial Statements regarding investment in Morgan Stanley Institutional Liquidity Government Portfolio — Institutional Class, Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class and/or Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio — Institutional Class.

EUR	Euro
MXN	Mexican Peso
GBP	British Pound

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
EUR	18,350	$26,186	10/31/07	USD	25,116	$25,116	$(1,070)
EUR	42,024	59,983	11/14/07	USD	57,639	57,639	(2,344)
GBP	3,935	8,047	10/24/07	USD	7,799	7,799	(248)
USD	55,522	55,522	11/14/07	JPY	6,450,000	56,454	932
		$149,738				$147,008	$(2,730)

JPY	— Japanese Yen
USD	— United States Dollar

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
Euro—Schatz 2 yr. (Germany)	617	$90,937	Dec-07	$(123)

The accompanying notes are an integral part of the financial statements.

17

2007 Annual Report

September 30, 2007

Investment Overview (unaudited)

Advisory Global Fixed Income Portfolio II

The Advisory Global Fixed Income Portfolio II seeks above average total return over a market cycle of three to five years. The Portfolio invests primarily in investment grade fixed income securities of government and corporate issuers including both U.S. and non-U.S. issuers, including issuers located in emerging markets. A portion of these securities may be asset-backed and, to a lesser extent, mortgage securities. In addition, the Portfolio may invest a portion of its assets in structured investments, structured notes and other types of similarly structured products consistent with the Portfolio’s investment objectives and policies. Generally, structured investments are interests in entities organized and operated for the purpose of restructuring the investment characteristics of underlying investment interests or securities. A portion of securities held by the Portfolio will be denominated in foreign currencies, including the Euro. There is no minimum or maximum maturity for any individual security. The Portfolio may use futures, options, forwards, collateralized mortgage obligations (“CMOs”), swaps, options on swaps and other types derivatives. Foreign investments are subject to certain risks such as currency fluctuations, economic instability, and political developments.

Performance

For the fiscal year ended September 30, 2007, the Portfolio had a total return based on net asset value and reinvestment of distributions per share of 4.82%, net of fees. The Portfolio outperformed against its benchmark the Citigroup World Government Bond Index, excluding the United States, hedged to U.S. dollars, (the “Index”) and underperformed against the Citigroup U.S. Broad Investment Grade Bond Index which returned 3.58% and 5.23%, respectively.

Factors Affecting Performance

•	The Portfolio’s defensive interest-rate positioning was additive to performance as global interest rates generally rose during the 12-month period.

•	Emerging market debt had a favorable effect on performance. Overall, the strategy favored localcurrency denominated securities in Argentina, Brazil, Mexico, Turkey, and a few other small countries.

•	An overweight to the Yen versus the Euro detracted from performance as the Yen continued to depreciate relative to the Euro during the reporting period.

Management Strategies

•

In keeping with its mandate, the Portfolio emphasizes exposure to non-U.S. fixed income markets, and is intended to add value to separate account U.S. fixed income portfolios allowing non-U.S. exposure.

•

We maintained a defensive interest-rate posture across the major bond markets during the reporting period due to the generally low level of real interest rates and insufficient allowance for likely monetary policy tightening.

•	We favored the Yen over the Euro based on the extreme undervaluation of the Yen and signs of solid economic growth in Japan, which led to expectations that the currency would appreciate.

*	Minimum Investment
**	Commenced operations on June 20, 2000.

In accordance with SEC regulations, Portfolio performance shown assumes that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested.

Performance Compared to the Citigroup World Government Bond Ex-U.S. Hedged Index(1) and the Citigroup U.S. Broad Investment Grade Bond Index(2)

	Total Returns(3)
		Average Annual
	One	Five	Since
	Year	Years	Inception(5)
Portfolio(4)	4.82%	3.30%	5.51%
Citigroup World Government Bond Ex-U.S. Hedged Index	3.58	4.06	5.07
Citigroup U.S. Broad Investment Grade Bond Index	5.23	4.23	6.28

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Performance assumes that all dividends and distributions, if any, were reinvested. For the most recent month-end performance figures, please call 1(800) 548-7786. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. Total returns do not reflect the

18

2007 Annual Report

September 30, 2007

Investment Overview (cont’d)

Advisory Global Fixed Income Portfolio II

deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

(1)

The Citigroup World Government Bond Ex-U.S Hedged Index is a marketcapitalization weighted benchmark that tracks the performance of the 20 Government bonds markets of Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Japan, the Netherlands, Norway, Poland, Portugal, Spain, Sweden, Switzerland, and the United Kingdom. Issuers must carry an investment grade (BBB-/Baa3) or higher credit rating to remain eligible for inclusion. The index is hedged to the U.S. dollar by using a rolling onemonth forward exchange contract as a hedging instrument. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)

The Citigroup U.S. Broad Investment Grade Bond Index is a fixed income, market value-weighted Index that includes publicly-traded U.S. Treasury, U.S. agency, mortgage pass-through, asset-backed, supranational, corporate, Yankee and global debt issues, including securities issued under Rule 144A with registration rights, carrying investment grade (BBB-/Baa3) or higher credit ratings with remaining maturities of at least one year. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(3)

Total returns for the Portfolio reflect expenses waived and/or reimbursed, if applicable, by the Adviser. Without such waivers and/or reimbursements, total returns would have been lower. Fee waivers and/or reimbursements are voluntary and the Adviser reserves the right to commence or terminate any waiver and/or reimbursement at any time.

(4)	Commenced operations on June 20, 2000.
(5)	For comparative purposes, average annual since inception returns listed for the Indexes refer to the inception date or initial offering of the Portfolio, not the inception of the Indexes.

Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period ended September 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that “Expenses Paid During Period” are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note E in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

			Expenses Paid
		Ending Account	During Period*
	Beginning	Value	April 1, 2007 —
	Account Value	September 30,	September 30,
	April 1, 2007	2007	2007

Actual	$1,000.00	$1,027.20	$0.56
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.52	0.56

*	Expenses are equal to the Portfolio’s annualized net expense ratio of 0.11%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by country and/or investment type, as a percentage of total investments.

19

2007 Annual Report

September 30, 2007

Portfolio of Investments

Advisory Global Fixed Income Portfolio II

Face
Amount	Value
(000)	(000)
Fixed Income Securities (42.1%)
Austria (6.2%)
Republic of Austria,
4.00%, 7/15/09	EUR	40	$57
Belgium (24.3%)
Kingdom of Belgium,
5.75%, 3/28/08	155	223
France (6.1%)
Government of France B.T.A.N,
3.50%, 1/12/09	40	56
Netherlands (5.5%)
Netherlands Government,
5.25%, 7/15/08	35	50
Total Fixed Income Securities (Cost $344)	386

Shares
Short-Term Investment (44.6%)
Investment Company (44.6%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (Cost $408)	(p)407,614	408
Total Investments (86.7%) (Cost $752)	794
Other Assets in Excess of Liabilities (13.3%)	122
Net Assets (100%)	$916

(p)

See Note F within the Notes to Financial Statements regarding investment in Morgan Stanley Institutional Liquidity Government Portfolio — Institutional Class, Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class and/or Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio — Institutional Class.

EUR	Euro

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
EUR	307	$438	10/31/07	USD	420	$420	$(18)

USD — United States Dollar

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation) (000)
Long:
Euro—Schatz 2 yr. (Germany)	4	$590	Dec-07	$(1)

The accompanying notes are an integral part of the financial statements.

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2007 Annual Report

September 30, 2007

Statements of Assets and Liabilities

		Advisory Global	Advisory Global
	Advisory	Fixed Income	Fixed Income
	Portfolio	Portfolio	Portfolio II
	(000)	(000)	(000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost:	$4,003,568	$60,424	$344
Investment in Security of Affiliated Issuer, at Cost:	331,395	105,856	408
Total Investments in Securities, at Cost:	4,334,963	166,280	752
Foreign Currency, at Cost:	—	@—	@—
Investments in Securities of Unaffiliated Issuers, at Value:(1)	3,889,296	60,732	386
Investment in Security of Affiliated Issuer, at Value:	331,395	105,856	408
Total Investments in Securities, at Value:	4,220,691	166,588	794
Cash	4,207	@—	@—
Foreign Currency, at Value:	—	@—	@—
Receivable for Investments Sold	1,430	—	52
Receivable for Portfolio Shares Sold	—	3,482	—
Unrealized Appreciation on Foreign Currency Exchange Contracts	—	932	—
Unrealized Appreciation on Swap Agreements	34,441	—	—
Interest Receivable	13,831	1,692	11
Dividends Receivable	384	—	—
Receivable for Delayed Delivery Commitments	506,735	—	—
Due from Broker	—	1,805	98
Receivable from Affiliate	93	29	@—
Due from Adviser	128	—	17
Other Assets	30	1	@—
Total Assets	4,781,970	174,529	972
Liabilities:
Collateral on Securities Loaned, at Value	7,756	—	—
Payable for Delayed Delivery Commitments	1,508,962	—	—
Due to Broker	24,803	—	—
Unrealized Depreciation on Foreign Currency Exchange Contracts	—	3,662	18
Unrealized Depreciation on Swap Agreements	5,282	—	—
Payable for Portfolio Shares Redeemed	6,500	211	—
Payable for Administration Fees	212	11	@—
Payable for Custodian Fees	27	24	4
Payable for Trustees’ Fees and Expenses	153	3	1
Other Liabilities	196	37	33
Total Liabilities	1,553,891	3,948	56
Net Assets	$3,228,079	$170,581	$916
Net Assets Consist Of:
Paid-in Capital	$3,678,244	$174,347	$903
Undistributed (Distributions in Excess of) Net Investment Income	(130)	(3,683)	(10)
Accumulated Net Realized Gain (Loss)	(382,219)	2,447	@—
Unrealized Appreciation (Depreciation) on:
Investments	(114,272)	308	42
Foreign Currency Exchange Contracts and Translations	—	(2,715)	(18)
Futures Contracts	17,297	(123)	(1)
Swap Agreements	29,159	—	—
Net Assets	$3,228,079	$170,581	$916
INSTITUTIONAL CLASS:
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000)	347,435,373	50,200,283	73,558
Net Asset Value, Offering and Redemption Price Per Share	$9.29	$3.40	$12.46

(1) Including:
Securities on Loan, at Value:	$7,669	$—	$—

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

21

2007 Annual Report

September 30, 2007

Statements of Operations

For the Year Ended September 30, 2007

		Advisory	Advisory
		Global	Global
	Advisory	Fixed Income	Fixed Income
	Portfolio	Portfolio	Portfolio II
	(000)	(000)	(000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers	$1,618	$—	$—
Interest from Securities of Unaffiliated Issuers	159,561	5,739	36
Interest from Security of Affiliated Issuer	10,522	2,536	13
Total Investment Income	171,701	8,275	49
Expenses:
Investment Advisory Fees (Note B)	11,727	626	4
Administration Fees (Note C)	2,502	134	1
Custodian Fees (Note E)	86	36	8
Professional Fees	162	28	22
Trustees’ Fees and Expenses	77	3	1
Transfer Agency Fees	7	4	3
Shareholder Reporting Fees	73	11	6
Registration Fees	18	16	16
Other Expenses	170	9	4
Total Expenses	14,822	867	65
Waiver of Investment Advisory Fees (Note B)	(11,727)	(626)	(4)
Expenses Reimbursed by Adviser (Note B)	(555)	—	(59)
Rebate from Morgan Stanley Affiliated Cash Sweep (Note F)	(210)	(51)	@—
Expense Offset (Note E)	(38)	(8)	@—
Net Expenses	2,292	182	2
Net Investment Income	169,409	8,093	47
Realized Gain (Loss):
Investments Sold	57,829	2,451	—
Foreign Currency Transactions	—	(5,018)	(11)
Futures Contracts	(37,209)	(400)	(3)
Options Written	—	459	—
Swap Agreements	6,455	—	—
Net Realized Gain (Loss)	27,075	(2,508)	(14)
Change in Unrealized Appreciation (Depreciation):
Investments	(85,083)	111	36
Foreign Currency Exchange Contracts and Translations	—	(2,833)	(20)
Futures Contracts	10,989	(202)	(1)
Swap Agreements	29,074	—	—
Net Change in Unrealized Appreciation (Depreciation)	(45,020)	(2,924)	15
Total Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	(17,945)	(5,432)	1
Net Increase (Decrease) in Net Assets Resulting from Operations	$151,464	$2,661	$48

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

22

2007 Annual Report

September 30, 2007

Statements of Changes in Net Assets

			Advisory Global		Advisory Global
	Advisory		Fixed Income		Fixed Income
	Portfolio		Portfolio		Portfolio II
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September	September	September	September	September	September
	30, 2007	30, 2006	30, 2007	30, 2006	30, 2007	30, 2006
	(000)	(000)	(000)	(000)	(000)	(000)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$169,409	$108,684	$8,093	$1,785	$47	$48
Net Realized Gain (Loss)	27,075	90,759	(2,508)	(216)	(14)	(29)
Net Change in Unrealized Appreciation (Depreciation)	(45,020)	(52,856)	(2,924)	469	15	32
Net Increase (Decrease) in Net Assets Resulting from Operations	151,464	146,587	2,661	2,038	48	51
Distributions from and/or in Excess of:
Institutional Class:
Net Investment Income	(205,869)	(205,755)	(7,273)	(652)	(36)	(21)
Net Realized Gain	—	—	(415)	—	—	—
Return of Capital	(12,396)	(54,511)	—	—	—	—
Total Distributions	(218,265)	(260,266)	(7,688)	(652)	(36)	(21)
Capital Share Transactions:(1)
Institutional Class:
Subscribed	578,396	364,390	16,569	159,280	—	—
Distributions Reinvested	190,371	223,721	6,901	574	34	19
Redeemed	(650,927)	(596,069)	(12,372)	(1,918)	(198)	(266)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	117,840	(7,958)	11,098	157,936	(164)	(247)
Total Increase (Decrease) in Net Assets	51,039	(121,637)	6,071	159,322	(152)	(217)
Net Assets:
Beginning of Period	3,177,040	3,298,677	164,510	5,188	1,068	1,285
End of Period	$3,228,079	$3,177,040	$170,581	$164,510	$916	$1,068
Undistributed (Distributions in Excess of) Net Investment Income Included in End of Period Net Assets	$(130)	$(24,521)	$(3,683)	$899	$(10)	$(8)

(1) Capital Share Transactions:
Institutional Class:
Shares Subscribed	62,148	37,939	4,753	45,849	—	—
Shares Issued on Distributions Reinvested	20,429	23,333	1,976	169	3	2
Shares Redeemed	(69,823)	(61,822)	(3,508)	(560)	(16)	(22)
Net Increase (Decrease) in Institutional Class Shares Outstanding	12,754	(550)	3,221	45,458	(13)	(20)

The accompanying notes are an integral part of the financial statements.

23

2007 Annual Report

September 30, 2007

Statement of Cash Flows

For the Year Ended September 30, 2007

Advisory
Portfolio
(000)
Cash Flows From Operating Activities:
Proceeds from Sales and Maturities of Investments	$4,882,210
Purchases of Investments	(5,105,315)
Proceeds from Sales of Delayed Delivery Commitments	1,839,160
Purchases of Delayed Delivery Commitments	(1,380,816)
Net (Increase) Decrease in Short-Term Investments	(280,543)
Net Realized Gain (Loss) on Futures Contracts	(37,209)
Net Realized Gain (Loss) on Swap Agreements	6,455
Net Investment Income	169,409
Adjustments to Reconcile Net Investment Income to Net Cash Provided by Operating Activities:
Net (Increase) Decrease in Receivables Related to Operations	(1,806)
Net Increase (Decrease) in Payables Related to Operations	48
Accretion/Amortization of Discounts and Premiums	3,947
Net Cash Provided by Operating Activities	95,540
Cash Flows from Financing Activities:
Proceeds from Portfolio Shares Sold	578,396
Payment on Portfolio Shares Redeemed	(646,318)
Cash Dividends and Distributions Paid	(27,894)
Net Cash Used in Financing Activities	(95,816)
Net Increase (Decrease) in Cash	(276)
Cash at Beginning of Period	4,483
Cash at End of Period	$4,207

The accompanying notes are an integral part of the financial statements.

24

2007 Annual Report

September 30, 2007

Financial Highlights

Advisory Portfolio

	Institutional Class
	Year Ended September 30,
Selected Per Share Data and Ratios	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$9.49	$9.84	$10.03	$10.11	$10.74
Income from Investment Operations:
Net Investment Income†	0.51	0.33	0.36	0.21	0.23
Net Realized and Unrealized Gain (Loss) on Investments	(0.06)	0.11	0.07	0.21	0.22
Total from Investment Operations	0.45	0.44	0.43	0.42	0.45
Distributions from and/or in Excess of:
Net Investment Income	(0.61)	(0.63)	(0.62)	(0.50)	(0.51)
Net Realized Gain	—	—	—	—	(0.57)
Return of Capital	(0.04)	(0.16)	—	—	—
Total Distributions	(0.65)	(0.79)	(0.62)	(0.50)	(1.08)
Net Asset Value, End of Period	$9.29	$9.49	$9.84	$10.03	$10.11
Total Return+	4.88%	4.76%	4.44%	4.30%	4.42%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$3,228,079	$3,177,040	$3,298,677	$3,760,527	$5,716,522
Ratio of Expenses to Average Net Assets (1)	0.07%‡	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets (1)	5.42%‡	3.41%	3.66%	2.09%	2.24%
Portfolio Turnover Rate^	218%	230%	240%	512%	120%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	0.47%‡	0.48%	0.47%	0.49%	0.49%
Net Investment Income to Average Net Assets	5.02%‡	3.01%	3.27%	1.68%	1.83%

†	Per share amount is based on average shares outstanding.
+	Calculated based on the net asset value as of the last business day of the period.
‡

Reflects rebate of certain Portfolio’s expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. The impact of the rebate was 0.01% on the ratios.

^

The Portfolio’s turnover rate is calculated by dividing the lesser of purchases and sales of securities for a fiscal year by the average monthly value of the portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. The Portfolio’s turnover rate reflects mortgage pool forward commitments as purchases and sales, which was not the case prior to the year ended September 30, 2004. The inclusion of such securities caused the reported turnover rate to be higher during the period than in previous fiscal years.

The accompanying notes are an integral part of the financial statements.

25

2007 Annual Report

September 30, 2007

Financial Highlights

Advisory Global Fixed Income Portfolio

	Institutional Class
	Year Ended September 30,
Selected Per Share Data and Ratios	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$3.50	$3.41	$3.34	$3.29	$4.17
Income (Loss) from Investment Operations:
Net Investment Income†	0.17	0.18	0.08	0.06	0.06
Net Realized and Unrealized Gain (Loss) on Investments	(0.11)	(0.01)††	0.06	0.01	0.01
Total from Investment Operations	0.06	0.17	0.14	0.07	0.07
Distributions from and/or in Excess of:
Net Investment Income	(0.15)	(0.08)	(0.07)	(0.02)	(0.34)
Net Realized Gain	(0.01)	—	(0.00)#	(0.00)#	(0.61)
Total Distributions	(0.16)	(0.08)	(0.07)	(0.02)	(0.95)
Net Asset Value, End of Period	$3.40	$3.50	$3.41	$3.34	$3.29
Total Return+	1.77%	4.93%	4.30%	2.15%	1.88%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$170,581	$164,510	$5,188	$101,210	$157,665
Ratio of Expenses to Average Net Assets (1)	0.11%‡	0.15%	0.15%	0.15%	0.22%
Ratio of Net Investment Income to Average Net Assets (1)	4.85%‡	5.18%	2.45%	1.91%	1.86%
Portfolio Turnover Rate	69%	11%	7%	10%	13%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	0.49%‡	0.63%	0.57%	0.53%	0.54%
Net Investment Income to Average Net Assets	4.47%‡	4.70%	2.03%	1.53%	1.47%

†	Per share amount is based on average shares outstanding.
††

The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Portfolio.

#	Amount is less than $0.005 per share.
+	Calculated based on the net asset value as of the last business day of the period.
‡

Reflects rebate of certain Portfolio’s expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. The impact of the rebate was 0.03% on the ratios.

The accompanying notes are an integral part of the financial statements.

26

2007 Annual Report

September 30, 2007

Financial Highlights

Advisory Global Fixed Income Portfolio II

	Institutional Class
	Year Ended September 30,
Selected Per Share Data and Ratios	2007		2006	2005	2004	2003
Net Asset Value, Beginning of Period	$12.30		$12.00	$11.84	$11.63	$11.60
Income (Loss) from Investment Operations:
Net Investment Income†	0.55		0.49	0.29	0.22	0.24
Net Realized and Unrealized Gain (Loss) on Investments	0.03		0.02	0.07	0.05	(0.01)
Total from Investment Operations	0.58		0.51	0.36	0.27	0.23
Distributions from and/or in Excess of:
Net Investment Income	(0.42)		(0.21)	(0.20)	(0.06)	(0.20)
Net Realized Gain	—		—	—	(0.00)#	—
Total Distributions	(0.42)		(0.21)	(0.20)	(0.06)	(0.20)
Net Asset Value, End of Period	$12.46		$12.30	$12.00	$11.84	$11.63
Total Return+	4.82%		4.30%	3.11%	2.35%	1.96%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$916		$1,068	$1,285	$25,671	$26,874
Ratio of Expenses to Average Net Assets (1)	0.13	%‡	0.15%	0.15%	0.15%	0.22%
Ratio of Net Investment Income to Average Net Assets (1)	4.46	%‡	4.04%	2.41%	1.92%	2.08%
Portfolio Turnover Rate	12%		91%	15%	11%	50%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	6.16	%‡	5.36%	0.81%	0.62%	1.23%
Net Investment Income (Loss) to Average Net Assets	(1.57	)%‡	(1.17)%	1.75%	1.45%	1.00%

†	Per share amount is based on average shares outstanding.
#	Amount is less than $0.005 per share.
+	Calculated based on the net asset value as of the last business day of the period.
‡

Reflects rebate of certain Portfolio’s expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. The impact of the rebate was 0.02% on the ratios.

The accompanying notes are an integral part of the financial statements.

27

2007 Annual Report

September 30, 2007

Notes to Financial Statements

Morgan Stanley Institutional Fund Trust (“MSIFT”) or the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Fund is comprised of eighteen active portfolios. The accompanying financial statements and financial highlights are those of the Advisory Portfolio, Advisory Global Fixed Income and Advisory Global Fixed Income Portfolio II (each referred to as a “Portfolio” or together as “Portfolios”) only. For the purposes of the 1940 Act, the Advisory Global Fixed Income Portfolio and Advisory Global Fixed Income Portfolio II are considered non-diversified funds; the Advisory Portfolio is considered a diversified fund. The financial statements of the remaining portfolios are presented separately.

A. Significant Accounting Policies. The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of its financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.               Security Valuation: Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific security. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price, except as noted below. Unlisted and listed equity securities not traded on the valuation date, for which market quotations are readily available, are valued at the mean between the current bid and asked prices obtained from reputable brokers.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Trustees (the “Trustees”), although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Trustees.

2.               Repurchase Agreements: Each Portfolio may enter into repurchase agreements under which a Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Portfolios may transfer their uninvested cash balances into a joint trading account with other Portfolios of the Fund which invests in one or more repurchase agreements. Any such joint repurchase agreement is covered by the same collateral requirements discussed above.

At September 30, 2007, the Portfolios did not have any outstanding repurchase agreements.

3.               Futures: Financial futures contracts (secured by cash and securities deposited with brokers as “initial margin”) are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid

28

2007 Annual Report

September 30, 2007

Notes to Financial Statements (cont’d)

to or received from brokers as “variation margin”) are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gain or loss in the Statements of Operations. “Due from (to) Broker” includes initial margin and variation margin, as stated in the Statements of Assets and Liabilities.

Futures contracts may be used by each Portfolio in order to hedge against unfavorable changes in the value of securities or to attempt to realize profits from the value of the related securities.

Futures contracts involve market risk that may exceed the amounts recognized in the Statements of Assets and Liabilities. Risks arise from the possible movements in the prices of securities relating to these instruments. The change in value of futures contracts primarily corresponds with the value of their related securities, but may not precisely correlate with the change in value of such securities. In addition, there is the risk that a Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

4.               Securities Sold Short: Each Portfolio may sell securities short. A short sale is a transaction in which the Portfolio sells securities it may or may not own, but has borrowed, in anticipation of a decline in the market price of the securities. The Portfolio is obligated to replace the borrowed securities at their market price at the time of replacement. The Portfolio may have to pay a premium to borrow the securities as well as pay any dividends or interest payable on the securities until they are replaced. The Portfolio’s obligation to replace the securities borrowed in connection with a short sale will generally be secured by collateral deposited with the broker that consists of cash, U.S. government securities or other liquid high grade debt obligations. In addition, the Portfolio will either place in a segregated account with its custodian or denote on its custody records an amount of cash, U.S. government securities or other liquid high grade debt obligations equal to the difference, if any, between (1) the market value of the securities sold at the time they were sold short and (2) any cash, U.S. government securities or other liquid high grade debt obligations deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). Short sales by the Portfolios involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security because losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

5.               Swap Agreements: Each Portfolio may enter into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Cash collateral for swap agreements, if applicable, is deposited with the broker serving as counterparty to the agreement, and is included in “Due from (to) Broker” on the Statements of Assets and Liabilities. The following summarizes swaps entered into by the Portfolios:

Credit Default Swaps: Credit default swaps involve commitments to pay a fixed rate in exchange for payment if a credit event affecting a third party (the referenced company) occurs. Credit events may include a failure to pay interest, bankruptcy, or restructuring. The Portfolio accrues for interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) of swap contracts on the Statements of Assets and Liabilities. Once interim payments are settled in cash, the net amount is recorded within realized gain (loss) on swaps on the Statements of Operations. Credit default swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statements of Operations.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The Portfolio accrues for interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) of swap contracts on the Statements of Assets and Liabilities. Once interim payments are settled in cash, the net amount is recorded within realized gain (loss) on swaps on the Statements of Operations. In a zero-coupon interest rate swap, payments only occur at maturity, at which time one counterparty pays the total compounded fixed rate over the life of the swap and the other pays the total compounded floating rate that would have been earned had a series of LIBOR investments been rolled over through the life of the swap. The Portfolio amortizes its interest payment obligation over the life of the swap. The amortized portion of this payment is recorded within realized gain (loss) on the Statements of Operations. The unamortized portion of this payment is included in “Due from (to) Broker” on the Statements of Assets and Liabilities. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statements of Operations.

29

2007 Annual Report

September 30, 2007

Notes to Financial Statements (cont’d)

Total Return Swaps: Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty, respectively. Total return swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statements of Operations. Periodic payments received or made at the end of each measurement period, but prior to termination, are recorded as realized gains or losses in the Statements of Operations.

Realized gains or losses on maturity or termination of swaps are presented in the Statements of Operations. Because there is no organized market for these swap agreements, the unrealized gain (loss) reported in the Statements of Assets and Liabilities may differ from that which would be realized in the event the Portfolio terminated its position in the agreement. Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of the agreements and are generally limited to the amount of net interest payments to be received, if any, at the date of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the related amounts shown in the Statements of Assets and Liabilities.

6.               Structured Investments: Each Portfolio may invest in structured investments whose values are linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices, or other underlying instruments. A Portfolio uses these securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest in through conventional securities. Structured investments may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

7.               Delayed Delivery Commitments: Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Liquid securities or cash is designated in an amount at least equal to these commitments. Securities held for this purpose cannot be sold while this strategy is outstanding, unless replaced with other assets. As a result, there is a possibility that as designated assets reach certain levels, a Portfolio may lose some flexibility in managing its investments, responding to shareholder redemption requests, or meeting other current obligations. Such transactions may give rise to a form of leverage. This can cause a Portfolio to be more volatile than if it had not been leveraged, as leverage tends to exaggerate the effect of any increase or decrease in the value of the Portfolio’s securities.

8.               Foreign Currency Translation and Foreign Currency Exchange Contracts: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the bid prices of such currencies against U.S. dollars quoted by a bank. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Portfolio’s books and the U.S. dollar equivalent of amounts actually received or paid.

A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. Each Portfolio may enter into foreign currency exchange contracts to protect securities and related receivables and payables against future changes in foreign exchange rates and, in certain situations, to gain exposure to foreign currencies. Certain Portfolios may also enter into cross currency hedges which involve the sale of one currency against the positive exposure to a different currency. Cross currency hedges may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. Fluctuations in the value of such contracts are recorded as unrealized appreciation or depreciation; realized gains or losses, which are disclosed in the Statements of Operations, include net gains or losses on contracts which have been terminated by settlements. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contract, if any, at the date of default. Risks may also arise from unanticipated movements in the value of the foreign currency relative to the U.S. dollar.

The Advisory Global Fixed Income Portfolio and Advisory Global Fixed Income Portfolio II’s net assets include foreign denominated securities and currency. The net assets of these Portfolios are presented at the foreign exchange rates and market values at the close of the period. The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of

30

2007 Annual Report

September 30, 2007

Notes to Financial Statements (cont’d)

the securities held at period end. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, the component of realized and unrealized foreign currency gains (losses) representing foreign exchange changes on investments is included in the reported net realized and unrealized gains (losses) on investment transactions and balances. Changes in currency exchange rates will affect the value of and investment income from such securities and currency.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibly lower level of governmental supervision, relative currency valuation fluctuation, regulation of foreign securities markets and the possibility of political or economic instability.

9.               Purchased and Written Options: Certain Portfolios may write covered call and put options on portfolio securities and other financial instruments. Premiums are received and are recorded as liabilities. The liabilities are subsequently adjusted to reflect the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the net realized gain or loss. By writing a covered call option, a Portfolio, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase. By writing a put option, a Portfolio, in exchange for the premium, accepts the risk of having to purchase a security at an exercise price that is above the current market price.

Certain Portfolios may purchase call and put options on their portfolio securities or other financial instruments. Each Portfolio may purchase call options to protect against an increase in the price of the security or financial instrument it anticipates purchasing. Each Portfolio may purchase put options on securities which it holds or other financial instruments to protect against a decline in the value of the security or financial instrument or to close out covered written put positions. Risks may arise from an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of options relating to the securities purchased or sold by the Portfolio and from the possible lack of a liquid secondary market for an option. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option.

Options written for the year ended September 30, 2007 were as follows:

	Total	Total
	Number of	Premiums
	Contracts	Received
Advisory Global Fixed Income Portfolio	(000)	(000)
Options Outstanding — October 1, 2006	—	$—
Options Written	27,670	849
Options Terminated in Closing Purchase Transactions	(27,670)	(849)
Options Expired	—	—
Options Exercised	—	—
Options Outstanding — September 30, 2007	—	$—

10.         New Accounting Pronouncements: In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation 48, “Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109” (“FIN 48”). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in the Portfolio NAV calculations as late as the Portfolios’ last NAV calculation in the first required financial statement period. As a result, the Fund will incorporate FIN 48 in its next semi annual report. The impact to the Portfolios’ financial statements, if any, is currently being assessed.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Portfolios’ financial statement disclosures.

In February 2007, the FASB issued Statement of Financial Accounting Standards No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities — including an amendment of FASB Statement No. 115” (“SFAS 159”), which is effective for fiscal years beginning after November 15, 2007. SFAS 159 permits entities to elect to measure certain financial assets and liabilities at fair value. The fair value option may be applied instrument by instrument, is irrevocable and is applied only to entire instruments and not to portions of instruments. SFAS 159 also establishes presentation and disclosure requirements

31

2007 Annual Report

September 30, 2007

Notes to Financial Statements (cont’d)

designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. Management is currently evaluating the impact the adoption of SFAS 159 will have on the Portfolios’ financial statement disclosures.

11.         Other: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold.

Discounts and premiums on securities purchased are accreted/amortized over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios on the basis of their relative net assets.

B. Investment Advisory Fees. Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, performs investment advisory services at a fee calculated by applying a quarterly rate based on an annual percentage rate of 0.375% of each Portfolio’s average daily net assets for the quarter.

The Adviser has voluntarily agreed to reduce the fees payable to it and, if necessary, reimburse the Portfolios for certain expenses, after giving effect to custody fee offsets, if annual operating expenses exceed 0.08%, 0.15% and 0.15% of average daily net assets of the Advisory Portfolio, Advisory Global Fixed Income Portfolio, and Advisory Global Fixed Income Portfolio II, respectively.

Fee waivers and/or expense reimbursements are voluntary and may be commenced or terminated at any time. For the year ended September 30, 2007, the Portfolios had advisory fees waived and/or certain expenses reimbursed as follows:

Advisory Fees Waived
and/or Reimbursed
Portfolio	(000)

Advisory	$12,282
Advisory Global Fixed Income	626
Advisory Global Fixed Income II	63

Morgan Stanley Investment Management Limited (“MSIM Limited”) serves as Sub-Adviser to the Advisory Global Fixed Income Portfolio and the Advisory Global Fixed Income Portfolio II. MSIM Limited is a wholly-owned subsidiary of Morgan Stanley. Under an Investment Sub-Advisory Agreement with the Adviser, MSIM Limited, subject to the control and supervision of the Fund, its Officers, Trustees and the Adviser, and in accordance with the investment objectives, policies and restrictions of these Portfolios, makes certain day-to-day investment decisions for these Portfolios and places certain of the Portfolios’ purchase and sales orders. The Adviser pays MSIM Limited on a monthly basis a portion of the net advisory fees the Adviser receives from these Portfolios.

C. Administration Fees. MS Investment Management (the “Administrator”) also provides the Fund with administration services pursuant to an administration agreement for an annual fee, accrued daily and paid monthly, of 0.08% of each Portfolio’s average daily net assets.

Under an agreement between the Administrator and JPMorgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, N.A., JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. An employee of JPMIS is an officer of the Fund.

D. Distributor. Morgan Stanley Distribution, Inc. (“MSDI” or the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor for the Fund.

E. Custodian Fees. JPMorgan Chase Bank, N.A. (the “Custodian”) serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of each applicable Portfolio’s expenses. These custodian credits are shown as “Expense Offset” on the Statements of Operations.

F. Portfolio Investment Activity.

1.               Security Transactions: For the year ended September 30, 2007, purchases and sales of investment securities other than temporary cash investments and long-term U.S. government securities were:

	Purchases	Sales
Portfolio	(000)	(000)

Advisory	$6,033,416	$4,613,270
Advisory Global Fixed Income	42,232	49,511
Advisory Global Fixed Income II	51	156

For the year ended September 30, 2007, purchases and sales of long-term U.S. government securities were:

	Purchases	Sales
Portfolio	(000)	(000)

Advisory	$1,350,527	$2,439,259

32

2007 Annual Report

September 30, 2007

Notes to Financial Statements (cont’d)

2.               Transactions with Affiliates: The Portfolios invest in the Institutional Class of portfolios within the Morgan Stanley Institutional Liquidity Funds (the ‘‘Liquidity Funds’’), an open-end management investment companies managed by the Adviser.

A summary of the Portfolios’ transactions in the shares of affiliated issuers during the year ended September 30, 2007 is set forth below:

	Market Value	Purchases	Sales	Interest	Market Value
	September 30, 2006	at Cost	Proceeds	Income	September 30, 2007
Portfolios	(000)	(000)	(000)	(000)	(000)

Advisory	$—	$1,404,176	$1,072,781	$10,522	$331,395
Advisory Global Fixed Income	—	119,045	13,189	2,536	105,856
Advisory Global Fixed Income II	—	654	246	13	408

Investment Advisory fees paid by the Portfolios are reduced by an amount equal to their pro-rata share of the advisory and administration fees paid by the Liquidity Funds (‘‘Rebate’’). For the year ended September 30, 2007, advisory fees paid were reduced as follows:

Rebate
Portfolio	(000)

Advisory	$210
Advisory Global Fixed Income	51
Advisory Global Fixed Income II	@—

@ Amount is less than $500.

G. Securities Lending. Certain Portfolios may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Portfolio. Portfolios that lend securities receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked to market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in high-quality short-term investments. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is included in the Portfolios’ Statements of Operations in interest income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when-due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower. The value of loaned securities and related collateral outstanding at September 30, 2007 are as follows:

	Value of
	Loaned	Value of
	Securities	Collateral
Portfolio	(000)	(000)

Advisory	$7,669	$7,756

The following Portfolios had income from securities lending  (after rebates to borrowers and allocation to the securities lending agent):

Net Interest
Earned by
Portfolio
Portfolio	(000)

Advisory	$89

H. Federal Income Taxes. It is each Portfolio’s intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Dividends from net investment income, if any, are declared and paid quarterly for the Advisory Global Fixed Income Portfolio and Advisory Global Fixed Income Portfolio II and monthly for the Advisory Portfolio. Net realized capital gains, if any, are distributed at least annually.

The tax character of distributions paid may differ from the character of distributions shown on the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character

33

2007 Annual Report

September 30, 2007

Notes to Financial Statements (cont’d)

of distributions paid during fiscal 2007 and 2006 were as follows:

	2007 Distributions			2006 Distributions
	Paid From:			Paid From:
			Long-			Long-
			Term			Term
	Ordinary	Return of	Capital	Ordinary	Return of	Capital
	Income	Capital	Gain	Income	Capital	Gain
Portfolio	(000)	(000)	(000)	(000)	(000)	(000)

Advisory	$205,869	$12,396	$—	$205,755	$54,511	$—
Advisory Global Fixed Income	7,688	—	—	652	—	—
Advisory Global Fixed Income II	36	—	—	21	—	—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. The book/tax differences are either considered temporary or permanent in nature.

Temporary differences are generally due to differing book and tax treatments in the timing of the recognition of gains or losses on securities, forwards and futures, including Post- October Losses.

Permanent differences are generally due to swap transactions, paydown adjustments, foreign futures transactions, foreign currency transactions and investment in certain foreign fixed income securities. These resulted in the following reclassifications among the Portfolios’ components of net assets at September 30, 2007:

	Undistributed
	(Distributions
	in Excess of)
	Net	Accumulated Net
	Investment	Realized	Paid-in
	Income (Loss)	Gain (Loss)	Capital
Portfolio	(000)	(000)	(000)

Advisory	$59,661	$(40,023)	$(19,638)
Advisory Global Fixed Income	(5,402)	5,402	—
Advisory Global Fixed Income II	(13)	13	—

At September 30, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed
Ordinary Income
Portfolio	(000)

Advisory Global Fixed Income	$2,447
Advisory Global Fixed Income II	14

At September 30, 2007, cost, unrealized appreciation, unrealized depreciation and net unrealized appreciation (depreciation) of securities for Federal income tax purposes were:

				Net
				Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
Portfolio	(000)	(000)	(000)	(000)

Advisory	$4,336,745	$21,202	$(137,256)	$(116,054)
Advisory Global Fixed Income	166,280	4,482	(4,174)	308
Advisory Global Fixed Income II	752	42	—	42

At September 30, 2007, the following Portfolios had available for Federal income tax purposes unused capital losses, which will expire on the indicated dates:

	Expiration Date September 30,
	(000)
Portfolio	2012	2013	2014	2015	Total

Advisory	$152,714	$62,736	$19,857	$61,283	$296,590
Advisory Global Fixed Income II	—	—	—	@—	@—

@ Amount is less than $500.

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryforwards period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by a portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

During the year ended September 30, 2007, the Advisory Global Fixed Income Portfolio utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately $32,000.

Under current tax law, certain capital and net foreign exchange losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended September 30, 2007, the Advisory Portfolio elected to defer capital losses and Advisory Global Fixed Income Portfolio elected to defer currency losses occurring between November 1, 2006 and September 30, 2007 up to approximately $51,061,000 and $3,080,000, respectively.

I. Contractual Obligations. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

J. Other. At September 30, 2007, the Advisory Portfolio, Advisory Global Fixed Income Portfolio and Advisory Global Fixed Income Portfolio II each had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolios. The aggregate percentage of such owners was 15.3%, 30.4% and 94.8%, respectively.

34

2007 Annual Report

September 30, 2007

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Morgan Stanley Institutional Fund Trust:

We have audited the accompanying statements of assets and liabilities of Advisory Portfolio, Advisory Global Fixed Income Portfolio (formerly, Advisory Foreign Fixed Income Portfolio) and Advisory Global Fixed Income Portfolio II (formerly, Advisory Foreign Fixed Income II Portfolio) (the “Portfolios”) (three of the Portfolios constituting Morgan Stanley Institutional Fund Trust), including the portfolios of investments, as of September 30, 2007, and the related statements of operations for the year then ended, the statement of cash flows for Advisory Portfolio for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolios’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolios’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned three Portfolios of Morgan Stanley Institutional Fund Trust at September 30, 2007, the results of their operations for the year then ended, the cash flows for Advisory Portfolio for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

November 19, 2007

35

2007 Annual Report

September 30, 2007

Federal Income Tax Information: (unaudited)

For Federal income tax purposes, the following information is furnished with respect to the distributions paid by each applicable Portfolio during the taxable year ended September 30, 2007.

17.5% of the Advisory Portfolio was attributable to qualifying U.S. Government obligations. (Please consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.).

In January, each applicable Portfolio provides tax information to shareholders for the preceding calendar year.

36

2007 Annual Report

September 30, 2007

An Important Notice Concerning Our U.S. Privacy Policy (unaudited)

POLICY CONCERNING CUSTOMER INFORMATION

Morgan Stanley Institutional Fund Trust (the “Fund”) is required by federal law to provide you with a copy of their Privacy Policy (the “Policy”) annually. The following Policy applies to current and former individual clients of the Fund. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders. Please note that this Policy may be amended at any time, and that you will be informed of any changes to this Policy as required by law.

THE FUND RESPECTS YOUR PRIVACY

The Fund appreciates that you have provided your personal financial information and strive to maintain the privacy of such information. This Policy describes, and is designed to help you understand, what non-public personal information the Fund may collect about you, why the Fund collects it, and when the Fund may share it with others. Throughout this Policy, the non-public information that personally identifies you or your accounts is referred to as “personal information.”

1. WHAT PERSONAL INFORMATION DOES THE FUND COLLECT ABOUT YOU?

To serve you better and manage your investment, it is important that the Fund collects and maintains accurate information about you. The Fund obtains this information from applications and other forms you submit, from your dealings with the Fund, and from third parties and other sources.

For example:

•                  The Fund collects information such as your name, address, e-mail address, and telephone/fax numbers through applications and other forms you may submit.

•                  The Fund may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive through your dealings and transactions with the Fund and other sources.

•                  The Fund may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2. WHEN DOES THE FUND DISCLOSE PERSONAL INFORMATION COLLECTED ABOUT YOU?

To provide you with the products and services you request, to serve you better and to manage your investment, the Fund may disclose personal information collected about you to affiliated companies and to non-affiliated third parties as required or permitted by law.

a. Information the Fund discloses to affiliated companies:

The Fund does not disclose personal information collected about you to affiliated companies except to enable them to provide services on their behalf or as otherwise required or permitted by law.

b. Information the Fund discloses to third parties:

The Fund does not disclose personal information collected about you to non-affiliated third parties except to enable them to provide services on the Fund’s behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where the Fund may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to protect against fraud, for institutional risk control or to respond to judicial process. When the Fund shares personal information with these third parties, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

37

2007 Annual Report

September 30, 2007

An Important Notice Concerning Our U.S. Privacy Policy (cont’d)

3. HOW DOES THE FUND PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION COLLECTED ABOUT YOU?

The Fund and/or its service providers maintain physical, electronic and procedural security measures to help safeguard the personal information collected about you. The Fund and its service providers have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on the Fund’s behalf may also receive personal information, and they are required to adhere to confidentiality standards with respect to such information.

If you have any questions regarding this Policy, please contact a Fund representative at (800) 548-7786.

© 2007 Morgan Stanley Institutional Fund Trust

38

2007 Annual Report

September 30, 2007

Trustee and Officer Information (unaudited)

Independent Trustees:

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustees
Frank L. Bowman (62) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006

President and Chief Executive Officer, Nuclear Energy Institute (policy organization) (since February 2005); Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); Chairperson of the Insurance Sub-Committee of the Valuation, Insurance and Compliance Committee (since February 2007); formerly, variously, Admiral in the U.S. Navy, Director of Naval Nuclear Propulsion Program and Deputy Administrator — Naval Reactors in the National Nuclear Security Administration at the U.S. Department of Energy (1996-2004). Honorary Knight Commander of the Most Excellent Order of the British Empire.

				171	Director of the National Energy Foundation, the U.S. Energy Association, the American Council for Capital Formation and the Armed Services YMCA of the USA.

Michael Bozic (66) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since April 1994

Private investor; Chairperson of the Valuation, Insurance and Compliance Committee (since October 2006); Director or Trustee of the Retail Funds (since April 1994) and the Institutional Funds (since July 2003); formerly, Chairperson of the Insurance Committee (July 2006-September 2006); Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.

				173	Director of various business organizations.

Kathleen A. Dennis (54) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President, Cedarwood Associates (mutual fund consulting) (since July 2006); Chairperson of the Money Market and Alternatives Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	171	None.

Dr. Manuel H. Johnson (58) c/o Johnson Smick Group, Inc. 888 16th Street, NW Suite 740 Washington, D.C. 20006	Trustee	Since July 1991	Senior Partner, Johnson Smick International, Inc. (consulting firm); Chairperson of the Investment Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C) (international economic commission); formerly, Chairperson of the Audit Committee (July 1991-September 2006); Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	173	Director of NVR, Inc. (home construction); Director of Evergreen Energy.

Joseph J. Kearns (65) c/o Kearns & Associates LLC PMB754 23852 Pacific Coast Highway Malibu, CA 90265	Trustee	Since August 1994	President, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since August 1994); formerly, Deputy Chairperson of the Audit Committee (July 2003-September 2006) and Chairperson of the Audit Committee of the Institutional Funds (October 2001- July 2003); CFO of the J. Paul Getty Trust.	174	Director of Electro Rent Corporation (equipment leasing), The Ford Family Foundation and the UCLA Foundation.

39

2007 Annual Report

September 30, 2007

Trustee and Officer Information (cont’d)

Independent Trustees:

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustees
Michael F. Klein (48) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006

Managing Director, Aetos Capital, LLC (since March 2000) and Co-President, Aetos Alternatives Management, LLC (since January 2004); Chairperson of the Fixed- Income Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Managing Director, Morgan Stanley & Co., Inc. and Morgan Stanley Dean Witter Investment Management, President, Morgan Stanley Institutional Funds (June 1998-March 2000) and Principal, Morgan Stanley & Co., Inc. and Morgan Stanley Dean Witter Investment Management (August 1997-December 1999).

				171	Director of certain investment funds managed or sponsored by Aetos Capital, LLC; Director of Sanitized AG and Sanitized Marketing AG (specialty chemicals).

Michael E. Nugent (71) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY 10022	Chairperson of the Board and Trustee	Chairperson of the Boards since July 2006 and Trustee since July 1991	General Partner, Triumph Capital, L.P. (private investment partnership); Chairperson of the Boards of the Retail Funds and Institutional Funds (since July 2006); Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2001); formerly, Chairperson of the Insurance Committee (until July 2006); Vice President, Bankers Trust Company and BT Capital Corporation (1984-1988).	173	None.

W. Allen Reed (60) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Chairperson of the Equity Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, President and CEO of General Motors Asset Management; Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (July 1994-December 2005).	171	Director of GMAC (financial services) and Temple-Inland Industries (packaging, banking and forest products); Director of Legg Mason, Inc. and Director of the Auburn University Foundation.

Fergus Reid (75) c/o Lumelite Plastics Corporation 85 Charles Coleman Blvd. Pawling, NY 12564	Trustee	Since June 1992	Chairman of Lumelite Plastics Corporation; Chairperson of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since June 1992).	174	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by JP Morgan Investment Management Inc.

40

2007 Annual Report

September 30, 2007

Trustee and Officer Information (cont’d)

Interested Trustees:

Number of
Portfolios in
Fund Complex
	Position(s)	Term of Office		Overseen by
Name, Age and Address of	Held with	and Length of		Interested	Other Directorships Held by Interested
Interested Trustee	Registrant	Time Served*	Principal Occupation(s) During Past 5 Years	Trustee**	Trustee
James F. Higgins (59) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Trustee	Since June 2000	Director or Trustee of the Retail Funds (since June 2000) and the Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000).	173	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

*	This is the earliest date the Trustee began serving the Retail Funds or Institutional Funds. Each Trustee serves an indefinite term, until his or her successor is elected.
**

The Fund Complex includes all funds advised by Morgan Stanley Investments LP (“MSI”) that have an investment advisor that is an affiliated entity of MSI (including but not limited to, Morgan Stanley Investment Management Inc. (“MSIM”), Morgan Stanley Investment Advisors Inc. (“MSIA”) and Morgan Stanley AIP GP LP). The Retail Funds are those funds advised by MSIA. The Institutional Funds are certain U.S. registered funds advised by MSI, MSIM and Morgan Stanley AIP GP LP.

Additional information about the Fund’s Trustees can be found in the Fund’s Statement of Additional Information (SAI). The SAI may be obtained without charge upon request, by calling the Fund at 1-800-548-7786. You may also retrieve this information on-line at the Securities and Exchange Commission’s website at “http://www.sec.gov”. To aid you in obtaining this information on-line, the Fund’s Central Index Key (CIK) number is 0000741375 and the SAI is found within form type 485BPOS.

41

2007 Annual Report

September 30, 2007

Trustee and Officer Information (cont’d)

Executive Officers:

	Position(s)	Term of Office
	Held with	and Length of
Name, Age and Address of Executive Officer	Registrant	Time Served*	Principal Occupation(s) During Past 5 Years

Ronald E. Robison (68) Morgan Stanley Investment Management Inc. 522 Fifth Avenue New York, NY 10036	President and Principal Executive Officer	President since September 2005 and Principal Executive Officer since May 2003

President (since September 2005) and Principal Executive Officer (since May 2003) of funds in the Fund Complex; President (since September 2005) and Principal Executive Officer (since May 2003) of the Van Kampen Funds; Managing Director, Director and/or Officer of the Adviser and various entities affiliated with the Adviser; Director of Morgan Stanley SICAV (since May 2004). Formerly, Executive Vice President (July 2003 to September 2005) of funds in the Fund Complex and the Van Kampen Funds; President and Director of the Institutional Funds (March 2001 to July 2003); Chief Administrative Officer of Morgan Stanley Investment Advisors Inc.; Chief Administrative Officer of Morgan Stanley Services Company Inc.

J. David Germany (53) Morgan Stanley Investment Management Ltd. 20 Bank Street Canary Wharf London, England E144AD	Vice President	Since February 2006

Managing Director and (since December 2005) Chief Investment Officer—Global Fixed Income of Morgan Stanley Investment Management; Managing Director and Director of Morgan Stanley Investment Management Limited; Vice President of the Retail Funds and Institutional Funds (since February 2006).

Dennis F. Shea (54) Morgan Stanley Investment Management Inc. 522 Fifth Avenue New York, NY 10036	Vice President	Since February 2006

Managing Director and (since February 2006) Chief Investment Officer—Global Equity of Morgan Stanley Investment Management; Vice President of the Retail Funds and Institutional Funds (since February 2006). Formerly, Managing Director and Director of Global Equity Research at Morgan Stanley.

Amy R. Doberman (45) Morgan Stanley Investment Management Inc. 522 Fifth Avenue New York, NY 10036	Vice President	Since July 2004

Managing Director and General Counsel, U.S. Investment Management of Morgan Stanley Investment Management (since July 2004); Vice President of the Retail Funds and Institutional Funds (since July 2004); Vice President of the Van Kampen Funds (since August 2004); Secretary (since February 2006) and Managing Director (since July 2004) of the Adviser and various entities affiliated with the Adviser. Formerly, Managing Director and General Counsel — Americas, UBS Global Asset Management (July 2000-July 2004).

Carsten Otto (43) Morgan Stanley Investment Management Inc. 522 Fifth Avenue New York, NY 10036	Chief Compliance Officer	Since October 2004

Managing Director and Global Head of Compliance for Morgan Stanley Investment Management (since April 2007) and Chief Compliance Officer of Morgan Stanley Retail Funds and Institutional Funds (since October 2004). Formerly, U.S. Director of Compliance (October 2004 - April 2007) and Assistant Secretary and Assistant General Counsel of the Retail Funds.

Stefanie V. Chang Yu (40) Morgan Stanley Investment Management Inc. 522 Fifth Avenue New York, NY 10036	Vice President	Since December 1997

Executive Director of the Adviser and various entities affiliated with the Adviser; Vice President of the Retail Funds (since July 2002) and the Institutional Funds (since December 1997). Formerly, Secretary of various entities affiliated with the Adviser.

Mary E. Mullin (40) Morgan Stanley Investment Management Inc. 522 Fifth Avenue New York, NY 10036	Secretary	Since June 1999	Executive Director of the Adviser and various entities affiliated with the Adviser; Secretary of the Retail Funds (since July 2003) and the Institutional Funds (since June 1999).

James W. Garrett (38) Morgan Stanley Investment Management Inc. 522 Fifth Avenue New York, NY 10036	Treasurer and Chief Financial Officer	Treasurer since February 2002 and Chief Financial Officer since July 2003	Head of Global Fund Administration; Managing Director of the Adviser and various entities affiliated with the Adviser; Treasurer and Chief Financial Officer of the Institutional Funds.

*	This is the earliest date the Officer began serving the Retail Funds or Institutional Funds. Each Officer serves an indefinite term, until his or her successor is elected.

42

2007 Annual Report

September 30, 2007

Investment Adviser and Administrator

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, NY 10036

Distributor

Morgan Stanley Distribution, Inc.

One Tower Bridge

100 Front Street, Suite 1100

West Conshohocken, PA 19428-2899

Custodian

JPMorgan Chase Bank, N.A.

270 Park Avenue

New York, NY 10017

Legal Counsel

Clifford Chance US LLP

31 West 52nd Street

New York, NY 10019-6131

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116-5072

Reporting to Shareholders

Each Morgan Stanley Fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the Fund’s second and fourth fiscal quarters. The semi-annual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to Fund shareholders and makes these reports available on its public website, www.morganstanley.com. Each Morgan Stanley Fund also files a complete schedule of portfolio holdings with the SEC for the Fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and NCSRS filings) by accessing the SEC’s website, http:/www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1(800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll-free 1(800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC’s website at http://www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by the prospectus of the Morgan Stanley Institutional Fund Trust which describes in detail each Investment Portfolio’s investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call 1(800) 548-7786.

43

Printed in U.S.A.

This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, NY 10036
Investment Adviser: (610) 940-5000 • MSIF Trust (800) 548-7786

© 2007 Morgan Stanley

IFTAPAR 9/07
IS06-00953P-Y09/07

Morgan Stanley Investment Management

Morgan Stanley
Institutional Fund Trust

Balanced Portfolio
Balanced

Equity Portfolios
Equities Plus	U.S. Small Cap Value
Mid Cap Growth	Value
U.S. Mid Cap Value

Fixed Income Portfolios
Core Fixed Income	Investment Grade Fixed Income
Core Plus Fixed Income	Limited Duration
High Yield	Long Duration Fixed Income
Intermediate Duration	Municipal
International Fixed Income

September 30, 2007

Annual Report

2007 Annual Report

September 30, 2007

Table of Contents

Shareholders’ Letter	2
Investment Advisory Agreement Approval	3
Investment Overviews & Portfolios of Investments
Balanced Portfolio:
Balanced	7
Equity Portfolios:
Equities Plus	24
Mid Cap Growth	30
U.S. Mid Cap Value	34
U.S. Small Cap Value	38
Value	43
Fixed Income Portfolios:
Core Fixed Income	48
Core Plus Fixed Income	60
High Yield	72
Intermediate Duration	81
International Fixed Income	92
Investment Grade Fixed Income	99
Limited Duration	110
Long Duration Fixed Income	120
Municipal	127
Statements of Assets & Liabilities	139
Statements of Operations	147
Statements of Changes in Net Assets	150
Statements of Cash Flows	160
Financial Highlights	162
Notes to Financial Statements	183
Report of Independent Registered Public Accounting Firm	194
Federal Income Tax Information	195
U.S. Privacy Policy	196
Trustee and Officer Information	198

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or SAI, which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio’s investment policies to the prospective investor, please call 1 (800) 548-7786. Please read the prospectus carefully before you invest or send money. Market forecasts provided in this report may not necessarily come to pass. There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

2007 Annual Report

September 30, 2007

Shareholders’ Letter

Dear Shareholders:

We are pleased to present to you the Morgan Stanley Institutional Fund Trust’s (the “Fund”) Annual Report for the year ended September 30, 2007. Our Fund currently consists of 18 portfolios. The Fund’s portfolios, together with the portfolios of the Morgan Stanley Institutional Fund, Inc., provide investors with a means to help them meet specific investment needs and to allocate their investments among equities (e.g., value and growth; small, medium, and large capitalization), and fixed income (e.g., short, medium, and long duration; investment grade and high yield).

Sincerely,

Ronald E. Robison
President and Principal Executive Officer

October 2007

2007 Annual Report

September 30, 2007

Investment Advisory Agreement Approval (unaudited)

BALANCED, EQUITY AND FIXED INCOME PORTFOLIOS

The Board considered the following with respect to each Portfolio:

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolios’ Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser’s expense. (The Investment Adviser, Sub-Adviser and Administrator together are referred to as the “Adviser” and the Advisory and Administration Agreements together are referred to as the “Management Agreement.”) The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Portfolios. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of each Portfolio. The Board also concluded that the overall quality of the advisory and administrative services provided was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Portfolios, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed each Portfolio’s performance for the one-, three- and five-year periods ended November 30, 2006 (except with respect to the Equities Plus and Long Duration Fixed Income Portfolios whereby the Board reviewed the Equities Plus Portfolio for the period April 30, 2006 to November 30, 2006 and the Long Duration Fixed Income Portfolio for the period July 31, 2006 to November 30, 2006), as shown in reports provided by Lipper (the “Lipper Reports”), compared to the performance of comparable funds selected by Lipper (the “performance peer group”) for each Portfolio. The Board also discussed with the Adviser the performance goals and the actual results achieved in managing each Portfolio. When a fund underperforms its performance peer group, the Board discusses with the Adviser the causes of the underperformance and, where necessary, specific changes to the fund’s investment strategy and/or investment personnel.

With respect to the U.S. Mid Cap Value, Balanced, Value, U.S. Small Cap Value, Mid Cap Growth, Core Fixed Income, Core Plus Fixed Income, Intermediate Duration, Investment Grade Fixed Income, Limited Duration, Long Duration Fixed Income and Municipal Portfolios, the Board concluded that each Portfolio’s performance was competitive with that of its performance peer group.

With respect to the High Yield Portfolio, the Board concluded that the Portfolio can reasonably be expected to be competitive with that of its performance peer group based on recent action taken or proposed to be taken by the Adviser with respect to the Portfolio’s investment strategy and/or investment personnel.

With respect to the Equities Plus Portfolio, the Board concluded that the Portfolio’s performance was acceptable.

With respect to the International Fixed Income Portfolio, the Board noted that the Portfolio was not hedged against foreign currency exposure, whereas most of its peers in the performance peer group are partially or fully hedged against foreign currency exposure. The Board also noted the Adviser’s view that the Portfolio’s benchmark, which is unhedged, is a more accurate barometer of performance. The Board concluded that the Portfolio’s performance was competitive with that of its benchmark.

2007 Annual Report

September 30, 2007

Investment Advisory Agreement Approval (cont’d)

Fees Relative to Other Proprietary Funds Managed by the Adviser with Comparable Investment Strategies

The Board reviewed the advisory and administrative fee (together, the “management fee”) rate paid by each Portfolio under the Management Agreement.

With respect to the Core Fixed Income and Investment Grade Fixed Income Portfolios, the Board noted that the management fee rates were comparable to the management fee rates charged by the Adviser to other proprietary funds it manages with investment strategies comparable to those of the Portfolios.

With respect to the U.S. Mid Cap Value, U.S. Small Cap Value, High Yield, Core Plus Fixed Income and Limited Duration Portfolios, the Board noted that the management fee rates were comparable to the management fee rates charged by the Adviser to other proprietary funds it manages with investment strategies comparable to those of the Portfolios taking into account the scope of the services provided.

With respect to the Balanced, Equities Plus, Intermediate Duration, Long Duration Fixed Income, Municipal, and International Fixed Income Portfolios, the Board noted that the Adviser did not manage any other proprietary funds with investment strategies comparable to those of the Portfolios.

With respect to the Value and Mid Cap Growth Portfolios, the Board noted that the management fee rates were higher than the management fee rates charged by the Adviser to other proprietary funds that it manages with investment strategies comparable to those of the Portfolios. The Board also noted that each Portfolio’s management fee rate and total expense ratio were lower than the average management fee rate and total expense ratio for funds, selected by Lipper for each Portfolio (the “expense peer group”), managed by other advisers with investment strategies comparable to those of the Portfolios, as shown in the Portfolios’ Lipper Reports.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the management fee rate and total expense ratio of each Portfolio as compared to the expense peer group. The Board concluded that each Portfolio’s management fee rate and total expense ratio were competitive with those of its expense peer group.

Breakpoints and Economies of Scale

The Board reviewed the structure of each Portfolio’s management fee schedule under the Management Agreement.

With respect to the U.S. Mid Cap Value, Value, U.S. Small Cap Value, High Yield, Core Plus Fixed Income and High Yield Portfolios, the Board noted that each Portfolio’s management fee schedule includes one or more breakpoints. The Board also reviewed the level of each Portfolio’s management fee and noted that each fee, as a percentage of the Portfolio’s net assets, would decrease as net assets increase because each management fee includes one or more breakpoints. The Board concluded that each Portfolio’s management fee would reflect economies of scale as assets increase.

With respect to the Balanced, Core Fixed Income, Equities Plus, Intermediate Duration, Long Duration Fixed Income and International Fixed Income Portfolios, the Board noted that the Portfolios’ management fee schedules do not include any breakpoints. The Board considered that the Portfolios’ assets under management were relatively small. The Board concluded that economies of scale for the Portfolios were not a factor that needed to be considered at the present time.

With respect to the Mid Cap Growth, Investment Grade Fixed Income and Municipal Portfolios, the Board noted that the Portfolios’ management fee schedules do not include any breakpoints. The Board also reviewed the level of each Portfolio’s management fee and concluded that the fee, compared to the Portfolio’s expense peer group, was sufficiently low, so that, in effect, economies of scale were built into each management fee structure.

With respect to the Limited Duration Portfolio, the Board noted that the Portfolio’s management fee schedule does not include any breakpoints. The Board noted that the Portfolio’s management fee schedule and total expense ratio were competitive with those of its expense peer group and concluded that economies of scale for the Portfolio were not a factor that needed to be considered at the present time.

2007 Annual Report

September 30, 2007

Investment Advisory Agreement Approval (cont’d)

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with each Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Portfolios.

Fall-Out Benefits

The Board considered so-called “fall-out benefits” derived by the Adviser and affiliates from their relationship with each Portfolio and the Morgan Stanley Fund Complex. The Board considered the “float” benefits derived from handling of checks for purchases and sales of Portfolio shares, through a broker-dealer affiliate of the Adviser. The Board also considered that a broker-dealer affiliate of the Adviser receives from each Portfolio 12b-1 fees for distribution and shareholder services. The Board concluded that the float benefits were relatively small and the 12b-1 fees were competitive with those of other broker-dealers.

With respect to the U.S. Mid Cap Value, Balanced, Value, U.S. Small Cap Value, Mid Cap Growth and Equities Plus Portfolios, the Board considered “soft dollar” benefits (discussed in the next section).

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through “soft dollar” arrangements. Under such arrangements, brokerage commissions paid by the Portfolios and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Portfolios.

With respect to the U.S. Mid Cap Value, Balanced, Value, U.S. Small Cap Value, Mid Cap Growth and Equities Plus Portfolios, the Board recognized that the receipt of such research from brokers may reduce the Adviser’s costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Portfolios and other funds in the Morgan Stanley Fund Complex.

With respect to the Intermediate Duration, Investment Grade Fixed Income, Limited Duration, Long Duration Fixed Income, Municipal and International Fixed Income Portfolios, the Board noted that the Portfolios invest only in fixed income securities, which do not generate soft dollars.

Adviser Financially Sound and Financially Capable of Meeting the Portfolios’ Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Portfolios and the Adviser

The Board also reviewed and considered the historical relationship between each Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolios’ operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for each Portfolio to continue its relationship with the Adviser.

2007 Annual Report

September 30, 2007

Investment Advisory Agreement Approval (cont’d)

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of each Portfolio’s business.

General Conclusion

On April 25, 2007, after considering and weighing all of the above factors, the Board concluded that it would be in the best interest of each Portfolio and its shareholders to approve renewal of the Management Agreement for another year until April 30, 2008. On June 20, 2007, the Board again considered and weighed all of the above factors and concluded that it would be in the best interest of each Portfolio and its shareholders to approve renewal of the Management Agreement to continue until June 30, 2008.

2007 Annual Report

September 30, 2007

Investment Overview (unaudited)

Balanced Portfolio

The Balanced Portfolio seeks above-average total return over a market cycle of three to five years. The Portfolio invests in a mix of equity and fixed income securities. The Portfolio normally invests 45-75% of its assets in equity securities and 25-55% of its assets in fixed income securities. The Portfolio may invest up to 25% of its assets in foreign equity and foreign fixed income securities, including emerging market securities. The Portfolio’s equity securities generally will be common stocks of large corporations with market capitalizations generally greater than $1 billion. The Portfolio’s fixed income investments generally will include mortgage securities and high yield securities (commonly referred to as “junk bonds”). The Portfolio will ordinarily seek to maintain an average weighted maturity in excess of five years, although there is no minimum or maximum maturity for any individual security. The Portfolio may invest up to 10% of its assets in real estate investment trusts (“REITs”). The Portfolio may invest in asset-backed securities and may use futures, options, forwards, collateralized mortgage obligations (“CMOs”), structured investments, swaps, options on swaps and other derivatives. Foreign investments are subject to certain risks such as currency fluctuations, economic instability, and political developments. High yield fixed income securities represent a much greater risk of default and tend to be more volatile than higher rated bonds. Freddie Mac, Fannie Mae, and Federal Home Loan Bank, although chartered and sponsored by Congress, are not funded by congressional appropriations and securities issued by them are neither guaranteed nor insured by the U.S. government.

Performance

For the fiscal year ended September 30, 2007, the Portfolio’s Institutional Class had a total return based on net asset value and reinvestment of distributions per share of 18.57%, net of fees. The Portfolio’s Institutional Class outperformed against its benchmarks, the S&P 500® Index, the Lehman Brothers U.S. Aggregate Index and the 60/40 Blended Index, a blend of 60% S&P 500® Index and 40% Lehman Brothers U.S. Aggregate Index which returned 16.44%, 5.14% and 11.87%, respectively.

Factors Affecting Performance

•                  The Portfolio benefited from a number of positive contributors. The Portfolio’s asset mix, consisting of an overweight to equities and underweight in bonds, was favorable. A string of positive global economic data, low Treasury bond yields, and a wave of merger and acquisition (“M&A”) activity supported stock returns. Despite market turmoil in the third quarter of 2007 prompted by U.S. subprime mortgage woes, equities outperformed.

•                  Within equities, the Portfolio’s exposure to international markets including Europe, Hong Kong and Singapore supported results. Europe chalked up higher gains given the region’s steady economic expansion, attractive relative valuations to the U.S. and continued M&A activity. One key reason for the optimism was Germany’s overall improved economic conditions. Hong Kong and Singapore added to results as these countries were buoyed by solid growth and China’s economic momentum. In addition, the Portfolio’s exposure to non-dollar currencies, particularly the Canadian dollar, United Kingdom (“U.K.”) pound and Chinese renminbi was favorable. The U.S. dollar traded lower amid tepid employment and business activity data, and heightened speculation for further interest rate cuts.

•                  The strategy’s exposure to emerging market equities was the largest contributor to returns. Solid economic growth and contained inflationary pressures provided a favorable macro backdrop for emerging market equities to thrive, with China leading the pack. These regions benefited from current account surpluses and high savings rates, as well as attractive valuations.

•                  An allocation to gold was favorable. Gold rose given the U.S. dollar’s weakness, and geopolitical and inflation worries.

•                  Within U.S. equities, sector and stock selection was favorable. The Portfolio’s underweight in retailing and banks, and overweight in the capital goods and energy sectors contributed to results. Financial stocks were roiled by continued turmoil in the sub prime mortgage market, and a possible credit crunch weighed on the sector. Energy benefited from a higher price of oil. Positive momentum drove stocks higher in the capital goods sector.

•                  Turning to detractors within equities, the Portfolio’s exposure to Japan detracted from results. Japanese equities trailed the broad market given the slow pace of the economic recovery and the Bank of Japan’s hawkish tone.

•                  Within fixed income, an overweight in the U.K. and Australia detracted from relative return. Bonds sold off during the second half given a shift in interest rate expectations and further turbulence in the subprime mortgage sector.

Management Strategies

•                  In the third quarter, we reduced the Portfolio’s overweight in equities and increased cash holdings. The overall reduction in equity exposure was effected by

2007 Annual Report

September 30, 2007

Investment Overview (cont’d)

Balanced Portfolio

reducing U.S. equity exposure. We believe the U.S. is most exposed to the fall-out in the subprime mortgage sector including a potential housing-led recession and tepid consumer spending. Overall, the Portfolio remains overweight stocks and cash, and underweight bonds relative to the financial benchmark.

•                  Within equities, we favor non-U.S. markets including Europe, Hong Kong, Singapore and the emerging markets. Despite recent mixed economic news, the Portfolio maintains an overweight in Europe, specifically the U.K. U.K. inflation fell to its lowest level in more than a year, as the consumer price index dipped below 1.8%. Asia continues to benefit from strong demand from China and solid domestic economic news. The emerging markets staged a spectacular comeback from the summer’s financial turmoil, reflecting the region’s solid domestic consumption, improved fiscal management, large foreign exchange reserves and productivity.

•                  Within U.S. equities, the Portfolio is overweight defensive growth sectors such as health care and consumer staples, while avoiding interest rate sensitive sectors such as banks, retailing and media.

•                  Within fixed income, we remain underweight U.S. Treasuries. U.S. bonds continue to be expensive on a real short-term and long-term yield historical basis. The Portfolio is overweight non-U.S. regions such as the U.K. and Australia, which we believe offer better value.

*            Minimum Investment

In accordance with SEC regulations, the Portfolio’s performance shown assumes that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested. The performance of Investment Class and Adviser Class shares will vary from the Institutional Class shares based upon their different inception dates and will be negatively impacted by additional fees assessed to those classes.

2007 Annual Report

September 30, 2007

Investment Overview (cont’d)

Balanced Portfolio

Performance Compared to the S&P 500® Index(1), Lehman Brothers U.S. Aggregate Index(2), 60/40 Blended Index(3) and the Lipper Mixed-Asset Target Allocation Growth Funds Index(4)

	Total Returns(5)
		Average Annual
	One	Five	Ten	Since
	Year	Years	Years	Inception(9)

Portfolio — Institutional Class(6)	18.57%	13.52%	6.76%	9.20%
S&P 500® Index	16.44	15.45	6.57	10.94
Lehman Brothers U.S. Aggregate Index	5.14	4.13	5.97	6.37
60/40 Blended Index	11.87	10.93	6.77	9.43
Lipper Mixed-Asset Target Allocation Growth Funds Index	14.34	12.76	6.91	9.50
Portfolio — Investment Class(7)	18.43	13.37	6.55	7.96
S&P 500® Index	16.44	15.45	6.57	8.73
Lehman Brothers U.S. Aggregate Index	5.14	4.13	5.97	6.34
60/40 Blended Index	11.87	10.93	6.77	8.22
Lipper Mixed-Asset Target Allocation Growth Funds Index	14.34	12.76	6.91	8.40
Portfolio — Adviser Class(8)	18.23	13.23	6.48	8.02
S&P 500® Index	16.44	15.45	6.57	9.11
Lehman Brothers U.S. Aggregate Index	5.14	4.13	5.97	6.15
60/40 Blended Index	11.87	10.93	6.77	8.35
Lipper Mixed-Asset Target Allocation Growth Funds Index	14.34	12.76	6.91	8.51

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Performance assumes that all dividends and distributions, if any, were reinvested. For the most recent month-end performance figures, please visit www.morganstanley.com/im. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

(1)

The S&P 500® Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)

The Lehman Brothers U.S. Aggregate Index tracks the performance of all U.S. government agency and Treasury securities, investment-grade corporate debt securities, agency mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(3)	The 60/40 Blended Index is comprised of 60% S&P 500® Index and 40% Lehman Brothers U.S. Aggregate Index.
(4)

The Lipper Mixed-Asset Target Allocation Growth Funds Index is an equally-weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Mixed-Asset Target Allocation Growth Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. As of the date of this report, the Portfolio is in the Lipper Mixed-Asset Target Allocation Growth Funds classification.

(5)

Total returns for the Portfolio reflect expenses waived and/or reimbursed, if applicable, by the Adviser. Without such waivers and/or reimbursements, total returns would have been lower. Fee waivers and/or reimbursements are voluntary and the Adviser reserves the right to commence or terminate any waiver and/or reimbursement at any time.

(6)	Commenced operations on December 31, 1992.
(7)	Commenced operations on April 3, 1997.
(8)	Commenced operations on November 1, 1996.
(9)

For comparative purposes, average annual since inception returns listed for the Indexes refer to the inception date or initial offering of the respective share class of the Portfolio, not the inception of the Indexes.

Expense Examples

As a shareholder of the Portfolio, you incur two types of costs: (1) transactional costs, including redemption fees; (2) ongoing costs, including management fees, shareholder servicing fees (in the case of Investment Class and Adviser Class); and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended September 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Please note that “Expenses Paid During Period” are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note E in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2007 Annual Report

September 30, 2007

Investment Overview (cont’d)

Balanced Portfolio

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
		Ending Account	During Period*
	Beginning	Value	April 1, 2007 —
	Account Value	September 30,	September 30,
	April 1, 2007	2007	2007
Institutional Class
Actual	$1,000.00	$1,104.20	$3.22
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.01	3.09

Investment Class
Actual	1,000.00	1,103.60	4.01
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.26	3.85

Adviser Class
Actual	1,000.00	1,103.10	4.53
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.76	4.36

*                 Expenses are equal to Institutional Class’, Investment Class’ and Adviser Class’ annualized net expense ratios of 0.61%, 0.76% and 0.86%, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by investment type, as a percentage of total investments.

*                 Investment types which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

2007 Annual Report

September 30, 2007

Portfolio of Investments

Balanced Portfolio

	Face
	Amount	Value
	(000)	(000)
Fixed Income Securities (27.1%)
Agency Adjustable Rate Mortgages (1.0%)
Federal Home Loan Mortgage Corp., Conventional Pools:
5.61%, 1/1/37	$306	$308
5.73%, 1/1/37	486	490
5.84%, 4/1/37	325	329
5.85%, 10/1/36	379	383
Federal National Mortgage Association, Conventional Pools:
5.11%, 11/1/35	320	317
7.41%, 5/1/36	518	528
7.48%, 7/1/36	401	409
7.49%, 8/1/36	287	294
Government National Mortgage Association,
6.13%, 11/20/25 - 12/20/27	112	114
6.38%, 2/20/25 - 1/20/28	449	454
		3,626
Agency Fixed Rate Mortgages (5.4%)
Federal Home Loan Mortgage Corp., Conventional Pools:
10.00%, 9/1/17	20	21
10.50%, 8/1/19 - 12/1/19	73	83
11.00%, 5/1/20 - 9/1/20	33	35
12.00%, 3/1/15	25	29
Gold Pools:
7.50%, 8/1/20 - 11/1/32	402	420
8.00%, 2/1/21 - 8/1/31	363	385
9.50%, 12/1/22	30	33
10.00%, 12/1/19	31	34
November TBA
6.50%, 11/15/31	(i)600	610
Federal National Mortgage Association, Conventional Pools:
6.50%, 4/1/32 - 7/1/32	292	299
7.00%, 3/1/18 - 10/1/34	1,141	1,187
7.50%, 11/1/29 - 9/1/35	858	898
8.00%, 2/1/30 - 5/1/32	398	420
8.50%, 6/1/30 - 12/1/30	247	266
9.50%, 11/1/20 - 4/1/30	252	275
10.00%, 1/1/10 - 1/1/20	29	32
10.50%, 12/1/16 - 4/1/22	154	170
11.50%, 11/1/19	2	2
12.50%, 9/1/15	13	15
October TBA
5.50%, 10/25/37	(i)1,950	1,910
6.50%, 10/25/37	(i)1,100	1,120
November TBA
5.00%, 11/25/37	(i)4,000	3,814
5.50%, 11/25/37	(i)5,750	5,629
7.00%, 11/25/37	(i)475	490
Government National Mortgage Association, Various Pools:
9.50%, 10/15/18 - 11/15/21	88	96
10.00%, 11/15/09 - 12/15/21	264	299
10.50%, 2/15/20 - 12/15/20	$49	$55
11.00%, 1/15/19	53	60
		18,687
Asset Backed Corporates (3.2%)
ACE Securities Corp.,
5.45%, 5/25/34	(h)53	51
American Express Credit Account Master Trust,
5.75%, 10/15/12	(h)325	323
Argent Securities, Inc.,
5.18%, 10/25/36	(h)311	309
Bear Stearns Asset Backed Securities, Inc.,
5.23%, 1/25/37	(h)212	211
5.33%, 9/25/34	(h)30	30
5.35%, 3/25/35	(h)56	56
Capital Auto Receivables Asset Trust,
5.38%, 7/20/10	(h)525	521
5.76%, 11/15/11	(h)400	397
5.81%, 5/15/11	(h)575	571
Carrington Mortgage Loan Trust,
5.44%, 3/25/47	(h)314	312
Citibank Credit Card Issuance Trust,
5.20%, 3/22/12	(h)400	398
5.65%, 9/20/19	(c)350	349
Countrywide Asset Backed Certificates,
5.28%, 7/25/25	(h)138	138
First Franklin Mortgage Loan Asset Backed Certificates,
5.18%, 7/25/36 - 3/25/37	(h)544	541
5.20%, 2/25/36	(h)170	169
5.25%, 10/25/35	(h)102	101
Ford Credit Auto Owner Trust,
5.76%, 4/15/10	(h)750	747
Fremont Home Loan Owner Trust,
5.18%, 10/25/36	(h)320	318
GSAMP Trust,
5.20%, 1/25/37	(h)259	257
5.25%, 3/25/47	(h)373	371
MBNA Master Credit Card Trust,
7.80%, 10/15/12	900	967
RAAC Series,
5.23%, 9/25/45	(h)96	95
Residential Asset Mortgage Products, Inc.,
5.20%, 6/25/29	(h)294	292
Residential Asset Securities Corp.,
5.24%, 2/25/30	(h)313	311
Securitized Asset Backed Receivables, LLC Trust,
5.20%, 12/25/35	(h)73	72
5.24%, 2/25/37	(h)346	344
5.26%, 5/25/37	(h)346	343
SLM Student Loan Trust,
5.35%, 10/25/14	(h)545	546
Soundview Home Equity Loan Trust,
5.21%, 1/25/37 - 6/25/37	(h)519	515
5.24%, 2/25/37	(h)336	333

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

September 30, 2007

Portfolio of Investments (cont’d)

Balanced Portfolio

	Face
	Amount	Value
	(000)	(000)
Asset Backed Corporates (cont’d)
Structured Asset Securities Corp.,
5.22%, 2/25/37 - 6/25/37	$ (h)608	$602
5.25%, 1/25/37	(e)(h)287	280
TXU Electric Delivery Transition Bond Co.,
4.81%, 11/17/14	100	100
		10,970
Collateralized Mortgage Obligations — Agency Collateral Series (0.1%)
Federal Home Loan Mortgage Corp.,
Inv Fl IO
2.80%, 10/15/29	(h)43	1
18.50%, 11/15/07	(h)@—	@—
Inv Fl IO PAC
3.85%, 3/15/08	(h)4	@—
4.97%, 2/15/08	(h)9	@—
IO
5.00%, 6/15/17	242	27
6.50%, 3/15/33	149	33
7.50%, 12/1/29	100	34
8.00%, 1/1/28 - 6/1/31	30	8
Federal National Mortgage Association,
Inv Fl IO
1.80%, 2/17/31	(h)381	20
2.99%, 3/18/30	(h)14	@—
3.97%, 10/25/07	(h)2	@—
IO
1.38%, 3/25/36	1,723	35
5.00%, 2/25/15	128	3
6.00%, 8/25/32 - 7/25/33	138	28
6.50%, 6/1/31 - 6/25/33	292	69
7.00%, 4/25/33	96	22
8.00%, 4/1/24 - 12/1/31	361	86
9.00%, 11/1/26	39	10
IO PAC
8.00%, 8/18/27	82	19
Government National Mortgage Association,
Inv Fl IO
2.25%, 4/16/29	(h)206	13
2.85%, 8/16/29	(h)119	9
		417
Collateralized Mortgage Obligations — Non Agency Collateral Series (1.0%)
Bear Stearns Structured Products, Inc.,
IO
1.41%, 1/27/37	(e)5,330	154
1.45%, 6/26/36	(e)6,058	189
1.46%, 1/27/37	(e)7,649	230
1.57%, 1/27/37	(e)4,171	140
2.02%, 5/25/37	(e)6,531	219
Countrywide Alternative Loan Trust,
IO
1.19%, 3/20/46	1,659	69
2.37%, 2/25/47	(e)4,100	143
1.51%, 3/20/47	$3,039	$156
1.66%, 12/20/35	(e)(h)1,824	49
1.90%, 5/25/47	(e)1,989	79
2.07%, 12/20/46	3,471	155
2.09%, 2/25/37	1,860	89
2.14%, 12/20/35	(e)(h)2,356	93
Countrywide Home Loan Mortgage Pass Through Trust,
IO
0.53%, 2/25/35	1,620	30
Credit Suisse Mortgage Capital Certificates,
5.91%, 6/15/39	(h)300	304
Greenpoint Mortgage Funding Trust,
IO
0.81%, 8/25/45 - 10/25/45	2,182	62
Greenwich Capital Commercial Funding Corp.,
5.44%, 3/10/39	300	297
GS Mortgage Securities Corp. II,
5.99%, 8/10/45	(h)425	433
Harborview Mortgage Loan Trust,
5.88%, 11/19/35	177	173
IO
1.24%, 6/19/35	(h)1,283	27
1.53%, 5/19/35	(h)1,808	39
1.89%, 3/19/37	(h)1,596	68
PO
3/19/37	1	1
Harborview NIM Corp.,
IO
Zero Coupon, 12/15/36	(e)263	143
Indymac Index Mortgage Loan Trust,
IO
1.43%, 7/25/35	(h)1,134	40
Residential Accredit Loans, Inc.,
2.80%, 3/25/47	(e)2,217	89
		3,471
Finance (1.3%)
AIG SunAmerica Global Financing VI,
6.30%, 5/10/11	(e)265	274
American General Finance Corp.,
4.63%, 5/15/09 - 9/1/10	80	79
AXA Financial, Inc.,
6.50%, 4/1/08	60	60
Capmark Financial Group, Inc.,
5.88%, 5/10/12	(e)100	91
6.30%, 5/10/17	(e)45	39
Catlin Insurance Co., Ltd.,
7.25%	(e)(h)(o)100	94
CIT Group, Inc.,
3.65%, 11/23/07	80	80
Countrywide Home Loans, Inc.,
3.25%, 5/21/08	95	92
Farmers Insurance Exchange,
8.63%, 5/1/24	(e)290	333

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

September 30, 2007

Portfolio of Investments (cont’d)

Balanced Portfolio

	Face
	Amount	Value
	(000)	(000)
Finance (cont’d)
General Electric Capital Corp.,
4.25%, 12/1/10	$ (c)80	$78
Goldman Sachs Capital II,
5.79%	(h)(o)135	128
HSBC Finance Corp.,
5.88%, 2/1/09	345	348
JPMorgan Chase & Co.,
7.00%, 11/15/09	255	265
Marshall & Ilsley Bank,
3.80%, 2/8/08	190	189
Mantis Reef Ltd.,
4.69%, 11/14/08	(e)200	199
MBNA Corp.,
5.79%, 5/5/08	(h)140	140
Nationwide Building Society,
4.25%, 2/1/10	(e)155	152
Platinum Underwriters Finance, Inc.,
7.50%, 6/1/17	100	106
Platinum Underwriters Holdings Ltd.,
6.37%, 11/16/07	90	90
SLM Corp.,
4.00%, 1/15/10	120	113
Two-Rock Pass Through Trust,
6.44%	(e)(h)(o)100	85
Unicredit Luxembourg Finance S.A.,
5.41%, 10/24/08	(e)(h)230	230
USB Capital IX,
6.19%	(o)135	135
Wachovia Capital Trust III,
5.80%	(h)(o)360	358
Washington Mutual, Inc.,
8.25%, 4/1/10	175	185
Washington Mutual Preferred Funding II,
6.67%	(e)(h)(o)100	86
World Financial Properties,
6.91%, 9/1/13	(e)237	245
Xlliac Global Funding,
4.80%, 8/10/10	(e)155	154
		4,428
Industrials (1.3%)
ArvinMeritor, Inc.,
8.75%, 3/1/12	(c)100	103
AT&T Corp.,
8.00%, 11/15/31	160	195
Brookfield Asset Management, Inc.,
5.80%, 4/25/17	50	50
7.13%, 6/15/12	125	134
Caterpillar Financial Services Corp.,
3.63%, 11/15/07	30	30
Clorox Co.,
5.83%, 12/14/07	(h)140	140
Comcast Cable Communications, LLC,
6.75%, 1/30/11	40	42
ConAgra Foods, Inc.,
7.00%, 10/1/28	$45	$47
8.25%, 9/15/30	55	65
Consumers Energy Co.,
4.00%, 5/15/10	30	29
4.80%, 2/17/09	80	80
Cooper Industries, Inc.,
5.25%, 11/15/12	105	105
CVS/Caremark Corp.,
5.75%, 8/15/11 - 6/1/17	100	99
6.04%, 12/10/28	(e)133	129
DaimlerChrysler N.A. Holding Corp.,
8.50%, 1/18/31	(c)65	81
Delhaize America, Inc.,
9.00%, 4/15/31	139	166
Echostar DBS Corp.,
6.38%, 10/1/11	145	146
FBG Finance Ltd.,
5.13%, 6/15/15	(e)115	109
Ford Motor Credit Co.,
7.25%, 10/25/11	110	103
France Telecom S.A.,
8.50%, 3/1/31	120	155
General Motors Acceptance Corp.,
6.88%, 9/15/11	210	200
Home Depot, Inc., (The)
5.82%, 12/16/09	(h)170	168
Hospira, Inc.,
5.68%, 3/30/10	(h)150	149
ICI Wilmington, Inc.,
4.38%, 12/1/08	65	65
Interpublic Group of Companies, Inc.,
6.25%, 11/15/14	70	63
Kroger Co. (The),
6.40%, 8/15/17	(c)35	36
Lenfest Communications, Inc.,
7.63%, 2/15/08	180	181
LG Electronics, Inc.,
5.00%, 6/17/10	(e)80	79
Miller Brewing Co.,
4.25%, 8/15/08	(e)110	109
Pilgrim’s Pride Corp.,
7.63%, 5/1/15	60	61
AT&T, Inc.,
6.15%, 9/15/34	70	69
Sprint Capital Corp.,
8.75%, 3/15/32	15	17
Systems 2001 Asset Trust, LLC,
6.66%, 9/15/13	(e)151	159
Telecom Italia Capital S.A.,
4.00%, 1/15/10	155	151
Telefonica Europe B.V.,
8.25%, 9/15/30	125	150

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

September 30, 2007

Portfolio of Investments (cont’d)

Balanced Portfolio

	Face
	Amount	Value
	(000)	(000)
Industrials (cont’d)
Time Warner, Inc.,
5.73%, 11/13/09	$ (h)210	$208
Union Pacific Corp.,
5.45%, 1/31/13	165	164
6.63%, 2/1/08	45	45
6.79%, 11/9/07	35	35
Viacom, Inc.,
6.88%, 4/30/36	110	110
WellPoint, Inc.,
3.75%, 12/14/07	30	30
Yum! Brands, Inc.,
8.88%, 4/15/11	90	100
		4,357
Mortgages — Other (7.3%)
Alliance Bancorp.,
5.37%, 7/25/37	(h)396	389
American Home Mortgage Assets,
5.26%, 3/25/47	(h)440	428
5.32%, 10/25/46 - 6/25/47	(h)1,122	1,089
5.36%, 9/25/46	(h)386	381
5.43%, 6/25/47	(h)221	198
American Home Mortgage Investment Trust,
5.32%, 5/25/47	(h)573	562
Banc of America Commercial Mortgage, Inc.,
5.84%	(h)(o)300	302
5.87%	(h)(o)200	202
Banc of America Funding Corp.,
5.85%, 9/20/35	(h)134	132
Bear Stearns Commercial Mortgage Securities,
5.90%, 6/11/40	(h)250	254
Bear Stearns Mortgage Funding Trust,
5.29%, 12/25/36	(h)511	502
5.38%, 7/25/36	(h)371	351
Citigroup Commercial Mortgage Trust,
5.89%	(h)(o)300	304
Commercial Mortgage Pass-Through Certificates,
6.01%	(h)(o)275	281
Countrywide Alternative Loan Trust,
5.25%, 7/25/46	(e)33	33
5.29%, 2/25/47	(h)293	286
5.32%, 10/25/46 - 11/25/46	(h)583	570
5.36%, 6/25/47	(h)559	543
5.40%, 7/25/46	(h)242	239
5.76%, 11/20/35	(h)111	110
5.81%, 3/20/46	(h)240	234
6.50%, 10/25/46	(e)53	53
Countrywide Home Loan Mortgage Pass Through Trust
5.43%, 3/25/35	(h)46	45
Deutsche ALT-A Securities, Inc., Alternate Loan Trust,
5.28%, 2/25/47	516	505
Deutsche ALT-A Securities, Inc., NIM Trust,
5.81%, 2/25/47	(h)191	180
6.75%, 2/25/47	(e)(h)113	108
Downey Savings & Loan Association Mortgage Loan Trust,
5.70%, 11/19/37	$ (h)407	$399
5.92%, 4/19/46	(h)363	361
Federal National Mortgage Association,
5.19%, 12/25/36	(h)249	247
PAC
8.50%, 9/25/20	15	16
Greenpoint Mortgage Funding Trust,
5.31%, 1/25/37	(h)353	342
5.33%, 3/25/47	(h)544	532
5.42%, 2/25/36	(h)289	283
5.45%, 3/25/36	(h)317	311
Harborview Mortgage Loan Trust,
5.40%, 7/21/36	(h)378	370
5.59%, 1/19/38	(h)118	117
5.65%, 3/19/38	(h)349	340
5.68%, 11/19/36	(h)429	420
5.69%, 1/19/38	(h)488	477
5.70%, 9/19/36 - 3/19/38	(h)415	406
5.71%, 11/19/36	(h)440	432
5.73%, 7/19/46	(h)291	283
5.75%, 10/19/37	(h)309	303
5.79%, 7/19/45	(h)91	90
Harborview NIM Corp.,
6.41%, 3/19/37 - 3/19/38	(e)154	153
Indymac Index Mortgage Loan Trust,
5.23%, 2/25/37	(h)353	350
5.25%, 7/25/46	(h)506	503
5.38%, 6/25/46	(h)396	384
JPMorgan Chase Commercial Mortgage Securities Corp.,
5.44%, 6/12/47	325	321
5.94%	(h)(o)300	304
6.01%	(h)(o)450	459
Lehman Brothers Commercial Conduit Mortgage Trust,
6.13%, 7/15/44	(h)300	309
Lehman Brothers-UBS Commercial Mortgage Trust,
5.43%, 2/15/40	200	198
5.86%, 7/17/40	(h)300	300
Luminent Mortgage Capital, Inc.,
5.37%, 4/25/36	(h)225	221
5.38%, 5/25/36	(h)212	208
Mastr Adjustable Rate Mortgages Trust,
5.24%, 5/25/47	(h)201	200
Merrill Lynch Mortgage Investors, Inc.,
5.25%, 8/25/35	(h)22	22
Residential Accredit Loans, Inc.,
2.76%, 5/25/47	(e)4,468	190
5.29%, 2/25/37 - 3/25/47	(h)1,121	1,096
5.32%, 12/25/36	(h)400	393
5.33%, 6/25/37	(h)779	763
5.36%, 5/25/46	(h)189	184
5.39%, 2/25/46	(h)111	109
5.40%, 2/25/46	(h)114	113

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

September 30, 2007

Portfolio of Investments (cont’d)

Balanced Portfolio

		Face
		Amount	Value
		(000)	(000)
Mortgages — Other (cont’d)
Ryland Acceptance Corp. IV,
6.65%, 7/1/11		$3	$3
Structured Asset Mortgage Investments, Inc.,
5.31%, 9/25/47		(h)595	577
5.32%, 2/25/36		(h)101	99
5.33%, 10/25/36		(h)309	303
5.36%, 7/25/36 - 8/25/36		(h)808	788
5.40%, 4/25/36		(h)372	368
5.41%, 7/25/36		(h)194	189
Wachovia Bank Commercial Mortgage Trust,
5.34%, 12/15/43		200	196
6.10%, 2/15/51		(h)300	308
Washington Mutual Alternative Mortgage Pass Through Certificates,
5.32%, 7/25/46		(h)145	143
5.41%, 6/25/46		(h)196	185
5.92%, 4/25/46		(h)300	293
Washington Mutual Mortgage Pass Through Certificates,
5.38%, 1/25/47		(h)221	215
Washington Mutual, Inc.,
5.38%, 11/25/45 - 12/25/45		(h)187	186
5.39%, 10/25/45		(h)54	54
5.40%, 4/25/45		(h)151	149
5.42%, 8/25/45		(h)26	26
5.92%, 4/25/46		(h)353	347
Zuni Mortgage Loan Trust,
5.26%, 8/25/36		(h)210	208
			25,427
Sovereign (0.3%)
Government of Argentina,
8.28%, 12/31/33		117	106
Government of Japan,
0.30%, 3/20/08	JPY	85,000	739
United Mexican States,
9.50%, 12/18/14	MXN	2,090	208
			1,053
U.S. Treasury Securities (5.8%)
U.S. Treasury Bonds,
4.50%, 2/15/36		$275	261
5.38%, 2/15/31		(c)2,600	2,784
6.13%, 8/15/29		(c)1,525	1,779
6.25%, 5/15/30		(c)6,420	7,634
7.25%, 8/15/22		(c)2,880	3,601
U.S. Treasury Notes,
2.63%, 5/15/08		(c)3,000	2,973
3.88%, 2/15/13		(c)1,170	1,151
			20,183
Utilities (0.4%)
Appalachian Power Co.,
5.65%, 8/15/12		35	35
Arizona Public Service Co.,
5.80%, 6/30/14		110	109
CenterPoint Energy Resources Corp.,
6.25%, 2/1/37		$35	$35
7.88%, 4/1/13		(c)20	22
Consolidated Natural Gas Co.,
6.25%, 11/1/11		45	46
Detroit Edison Co.,
6.13%, 10/1/10		75	78
Entergy Gulf States, Inc.,
3.60%, 6/1/08		45	44
5.98%, 12/1/09		(h)75	74
6.47%, 12/8/08		(e)(h)105	105
Kinder Morgan Finance Co.,
5.70%, 1/5/16		125	114
NiSource Finance Corp.,
6.06%, 11/23/09		(h)85	84
7.88%, 11/15/10		95	102
Ohio Power Co.,
6.00%, 6/1/16		110	111
Plains All American Pipeline, LP,
6.70%, 5/15/36		110	111
PSEG Energy Holdings, LLC,
8.63%, 2/15/08		(c)65	66
Texas Eastern Transmission, LP,
7.00%, 7/15/32		70	74
TXU Energy Co., LLC,
7.00%, 3/15/13		70	77
Union Electric Co.,
6.40%, 6/15/17		100	103
Wisconsin Electric Power Co.,
3.50%, 12/1/07		30	30
			1,420
Total Fixed Income Securities (Cost $96,255)			94,039

		Shares
Common Stocks (55.2%)
Aerospace & Defense (1.4%)
Boeing Co.		9,450	992
General Dynamics Corp.		3,800	321
Honeywell International, Inc.		10,200	606
Lockheed Martin Corp.		4,450	483
Northrop Grumman Corp.		4,000	312
Raytheon Co.		16,600	1,059
Rockwell Collins, Inc.		1,200	88
United Technologies Corp.		11,800	950
			4,811
Air Freight & Logistics (0.7%)
C.H. Robinson Worldwide, Inc.		17,546	952
Expeditors International Washington, Inc.		15,283	723
FedEx Corp.		1,850	194
United Parcel Service, Inc., Class B		7,000	526
			2,395
Airlines (0.0%)
Southwest Airlines Co.		6,150	91

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

September 30, 2007

Portfolio of Investments (cont’d)

Balanced Portfolio

		Value
	Shares	(000)
Auto Components (0.0%)
WABCO Holdings, Inc.	1,116	$52
Automobiles (0.1%)
Honda Motor Co., Ltd. ADR	10,090	337
Beverages (0.9%)
Anheuser-Busch Cos., Inc.	5,538	277
Brown-Forman Corp., Class B	600	45
Coca-Cola Co. (The)	33,270	1,912
Coca-Cola Enterprises, Inc.	2,803	68
Pepsi Bottling Group, Inc.	1,440	53
PepsiCo., Inc.	11,625	852
		3,207
Biotechnology (0.6%)
Amgen, Inc.	(a)11,960	677
Applera Corp. - Applied Biosystems Group	8,210	284
Biogen Idec, Inc.	(a)3,336	221
Genentech, Inc.	(a)5,464	426
Genzyme Corp.	(a)1,600	99
Gilead Sciences, Inc.	(a)5,200	213
		1,920
Building Products (0.1%)
American Standard Cos., Inc.	3,350	119
Masco Corp.	8,150	189
		308
Capital Markets (0.9%)
Bank of New York Mellon Corp. (The)	4,060	179
Bear Stearns Cos., Inc. (The)	1,200	147
Charles Schwab Corp. (The)	28,186	609
Franklin Resources, Inc.	4,080	520
Goldman Sachs Group, Inc.	3,470	752
Lehman Brothers Holdings, Inc.	4,974	307
Merrill Lynch & Co., Inc.	5,970	426
Northern Trust Corp.	470	31
State Street Corp.	2,080	142
		3,113
Chemicals (1.5%)
Bayer A.G. ADR	20,310	1,609
E.I. du Pont de Nemours & Co.	5,490	272
Monsanto Co.	38,411	3,293
Tronox, Inc., Class B	207	2
		5,176
Commercial Banks (1.7%)
Akbank T.A.S.	(a)93,198	710
Ameriprise Financial, Inc.	1,460	92
Axis Bank Ltd. GDR	(a)693	13
Bank Pekao S.A.	(a)5,906	549
BB&T Corp.	750	30
Comerica, Inc.	440	23
Fifth Third Bancorp.	10,542	357
HDFC Bank Ltd. ADR	1,200	129
ICICI Bank Ltd. ADR	800	42
KeyCorp.	340	11
Komercni Banka A.S.	(a)2,718	633
Marshall & Ilsley Corp.	670	29
National City Corp.	1,220	$31
PNC Financial Services Group, Inc.	7,010	477
Powszechna Kasa	(a)30,873	645
Regions Financial Corp.	1,754	52
State Bank of India Ltd.	(a)577	65
SunTrust Banks, Inc.	410	31
Synovus Financial Corp.	1,120	31
Turkiye Garanti Bankasi A.S.	(a)123,563	947
Turkiye Is Bankasi	(a)102,060	617
U.S. Bancorp	3,090	100
Wachovia Corp.	3,146	158
Wells Fargo & Co.	5,440	194
		5,966
Commercial Services & Supplies (0.5%)
ACCO Brands Corp.	(a)376	9
Corporate Executive Board Co.	12,195	905
Monster Worldwide, Inc.	(a)14,626	498
Stericycle, Inc.	(a)7,403	423
		1,835
Communications Equipment (2.3%)
Alcatel-Lucent ADR	67,190	684
Avaya, Inc.	(a)3,956	67
Cisco Systems, Inc.	(a)111,256	3,684
Comverse Technology, Inc.	(a)2,000	40
Corning, Inc.	14,325	353
JDS Uniphase Corp.	(a)1,795	27
Motorola, Inc.	25,512	473
QLogic Corp.	(a)2,114	28
QUALCOMM, Inc.	17,424	736
Research In Motion Ltd.	(a)(c)17,640	1,738
Tellabs, Inc.	(a)4,500	43
		7,873
Computers & Peripherals (2.4%)
Apple, Inc.	(a)16,923	2,598
Dell, Inc.	(a)27,269	753
EMC Corp.	(a)26,050	542
Hewlett-Packard Co.	37,052	1,845
International Business Machines Corp.	17,915	2,110
Lexmark International, Inc., Class A	(a)1,215	51
Network Appliance, Inc.	(a)3,429	92
Sun Microsystems, Inc.	(a)43,534	244
		8,235
Construction & Engineering (0.0%)
Larsen & Toubro Ltd.	(a)1,684	119
Construction Materials (0.2%)
Cemex S.A.B. de C.V. ADR	(a)20,804	622
Ambuja Cements Ltd. GDR	(a)10,474	38
		660
Consumer Finance (0.7%)
American Express Co.	37,745	2,241
Capital One Financial Corp.	1,473	98
SLM Corp.	300	15
		2,354

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

September 30, 2007

Portfolio of Investments (cont’d)

Balanced Portfolio

		Value
	Shares	(000)
Distributors (0.2%)
Li & Fung Ltd.	(a)188,000	$798
Diversified Financial Services (3.1%)
Bank of America Corp.	31,330	1,575
Brookfield Asset Management, Inc., Class A	65,087	2,506
Chicago Mercantile Exchange Holdings, Inc.	1,543	906
Citigroup, Inc.	51,249	2,392
JPMorgan Chase & Co.	47,523	2,178
Moody’s Corp.	21,832	1,100
		10,657
Diversified Telecommunication Services (0.8%)
AT&T, Inc.	420	18
Embarq Corp.	4,925	274
France Telecom S.A. ADR	14,090	471
Qwest Communications International, Inc.	(a)100	1
Sprint Nextel Corp.	36,307	690
Verizon Communications, Inc.	30,734	1,361
Videsh Sanchar Nigam Ltd. ADR	1,600	35
		2,850
Electric Utilities (1.2%)
American Electric Power Co., Inc.	21,040	969
CEZ 2	(a)10,955	672
Consolidated Edison, Inc.	800	37
Edison International	1,100	61
Entergy Corp.	10,145	1,099
Exelon Corp.	2,600	196
FirstEnergy Corp.	8,330	528
FPL Group, Inc.	1,900	116
PPL Corp.	1,600	74
Progress Energy, Inc.	800	37
Southern Co. (The)	3,000	109
TXU Corp.	2,200	151
		4,049
Electrical Equipment (0.2%)
Cooper Industries Ltd., Class A	1,100	56
Emerson Electric Co.	9,100	484
Rockwell Automation, Inc.	1,000	70
		610
Electronic Equipment & Instruments (0.2%)
Agilent Technologies, Inc.	(a)5,618	207
Jabil Circuit, Inc.	3,052	70
Molex, Inc.	1,550	42
Sanmina-SCI Corp.	(a)5,348	11
Solectron Corp.	(a)12,249	48
Tyco Electronics Ltd.	5,025	178
		556
Energy Equipment & Services (0.9%)
Baker Hughes, Inc.	3,460	313
BJ Services Co.	2,880	77
Halliburton Co.	8,968	344
Nabors Industries Ltd.	(a)2,700	83
Schlumberger Ltd.	17,930	1,883
Transocean, Inc.	(a)2,790	315
		3,015
Food & Staples Retailing (1.4%)
Costco Wholesale Corp.	23,229	$1,426
CVS/Caremark Corp.	2,940	116
Kroger Co. (The)	9,858	281
Rite Aid Corp.	(a)26,590	123
Safeway, Inc.	1,502	50
SUPERVALU, Inc.	419	16
Sysco Corp.	2,390	85
Tesco plc ADR	25,460	684
Wal-Mart, Inc.	44,384	1,937
Walgreen Co.	3,689	174
		4,892
Food Products (1.1%)
Archer-Daniels-Midland Co.	4,402	146
Cadbury Schweppes plc ADR	13,740	639
Campbell Soup Co.	2,520	93
ConAgra Foods, Inc.	13,661	357
General Mills, Inc.	2,467	143
Heinz (H.J.) Co.	2,559	118
Hershey Co. (The)	1,828	85
Kellogg Co.	2,593	145
Kraft Foods, Inc., Class A	27,280	941
Sara Lee Corp.	5,478	91
Unilever N.V.	27,900	861
W.M. Wrigley Jr. Co.	1,471	95
		3,714
Gas Utilities (0.0%)
Sempra Energy	800	46
Health Care Equipment & Supplies (1.4%)
Bard (C.R.), Inc.	2,100	185
Bausch & Lomb, Inc.	700	45
Baxter International, Inc.	9,250	521
Becton Dickinson & Co.	3,970	326
Boston Scientific Corp.	(a)41,085	573
Covidien Ltd.	(a)12,780	530
Gen-Probe, Inc.	(a)5,320	354
Hospira, Inc.	(a)1,177	49
Medtronic, Inc.	19,020	1,073
Millipore Corp.	(a)400	30
St. Jude Medical, Inc.	(a)6,520	287
Stryker Corp.	6,520	448
Waters Corp.	(a)640	43
Zimmer Holdings, Inc.	(a)3,880	314
		4,778
Health Care Providers & Services (1.5%)
Aetna, Inc.	9,840	534
AmerisourceBergen Corp.	3,980	180
Cardinal Health, Inc.	6,660	416
CIGNA Corp.	13,980	745
Express Scripts, Inc.	(a)5,000	279
Health Management Associates, Inc., Class A	4,200	29
Humana, Inc.	(a)2,500	175
IMS Health, Inc.	4,400	135

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

September 30, 2007

Portfolio of Investments (cont’d)

Balanced Portfolio

		Value
	Shares	(000)
Health Care Providers & Services (cont’d)
Manor Care, Inc.	1,000	$64
McKesson Corp.	4,510	265
Medco Health Solutions, Inc.	(a)3,917	354
PharMerica Corp.	(a)331	5
Quest Diagnostics, Inc.	3,200	185
Tenet Healthcare Corp.	(a)7,000	24
UnitedHealth Group, Inc.	19,380	939
WellPoint, Inc.	(a)8,800	695
		5,024
Hotels Restaurants & Leisure (1.3%)
Accor S.A.	(a)7,195	639
Carnival Corp.	200	10
Harrah’s Entertainment, Inc.	50	4
Marriott International, Inc., Class A	200	9
McDonald’s Corp.	4,990	272
Starbucks Corp.	(a)52,071	1,364
Starwood Hotels & Resorts Worldwide, Inc.	100	6
Wynn Resorts Ltd.	14,118	2,224
Yum! Brands, Inc.	400	14
		4,542
Household Durables (0.1%)
Fortune Brands, Inc.	1,418	116
Newell Rubbermaid, Inc.	4,700	135
		251
Household Products (1.3%)
Clorox Co.	2,517	154
Colgate Palmolive Co.	6,092	434
Kimberly-Clark Corp.	9,280	652
Procter & Gamble Co.	48,850	3,436
		4,676
Independent Power Producers & Energy Traders (0.0%)
AES Corp. (The)	(a)2,600	52
Constellation Energy Group, Inc.	800	69
		121
Industrial Conglomerates (2.4%)
3M Co.	7,800	730
General Electric Co.	143,030	5,921
Siemens A.G. ADR	7,510	1,031
Textron, Inc.	2,500	155
Tyco International Ltd.	14,650	650
		8,487
Information Technology Services (0.1%)
Automatic Data Processing, Inc.	2,100	97
Broadridge Financial Solutions	525	10
Electronic Data Systems Corp.	2,100	46
Infosys Technology Ltd. ADR	2,400	116
Paychex, Inc.	1,300	53
Western Union Co. (The)	2,100	44
		366
Insurance (2.6%)
ACE Ltd.	1,430	87
Aegon N.V.	12,130	231
Aflac, Inc.	3,060	$175
Allstate Corp. (The)	4,240	242
AMBAC Financial Group, Inc.	450	28
American International Group, Inc.	13,830	936
AON Corp.	1,300	58
Berkshire Hathaway, Inc., Class B	(a)293	1,158
Chubb Corp.	15,290	820
Cincinnati Financial Corp.	425	18
Hartford Financial Services Group, Inc. (The)	7,960	737
Lincoln National Corp.	1,859	123
Loews Corp.	20,163	975
Marsh & McLennan Cos., Inc.	43,048	1,098
MBIA, Inc.	1,260	77
Metlife, Inc.	4,490	313
Principal Financial Group	2,270	143
Progressive Corp. (The)	5,540	107
Prudential Financial, Inc.	2,900	283
Travelers Cos., Inc. (The)	18,836	948
XL Capital Ltd., Class A	6,840	542
		9,099
Internet & Catalog Retail (0.8%)
Amazon.com, Inc.	(a)29,879	2,783
Internet Software & Services (2.1%)
eBay, Inc.	(a)66,080	2,579
Google, Inc., Class A	(a)5,928	3,363
Yahoo!, Inc.	(a)52,693	1,414
		7,356
Machinery (0.8%)
Caterpillar, Inc.	8,100	635
Danaher Corp.	3,200	265
Deere & Co.	2,250	334
Dover Corp.	3,250	165
Eaton Corp.	1,900	188
Illinois Tool Works, Inc.	7,400	441
Ingersoll-Rand Co., Ltd., Class A	4,000	218
ITT Corp.	2,100	143
Paccar, Inc.	3,237	276
Parker Hannifin Corp.	1,500	168
Tata Motors Ltd. ADR	2,100	40
		2,873
Media (1.5%)
CBS Corp., Class B	75	2
Central European Media Enterprises Ltd.,
Class A	(a)6,600	605
Citadel Broadcasting Corp.	11	@—
Comcast Corp., Class A	(a)28,259	683
Grupo Televisa S.A. ADR	43,243	1,045
Idearc, Inc.	135	4
Interpublic Group of Cos., Inc.	(a)50	1
Live Nation, Inc.	(a)263	6
McClatchy Co., Class A	25	1
McGraw-Hill Cos., Inc. (The)	6,784	345
New York Times Co., Class A	50	1
Omnicom Group, Inc.	100	5

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

September 30, 2007

Portfolio of Investments (cont’d)

Balanced Portfolio

		Value
	Shares	(000)
Media (cont’d)
Time Warner, Inc.	66,508	$1,221
TVN S.A.	(a)54,982	454
Viacom, Inc., Class B	(a)24,573	958
Walt Disney Co.	150	5
		5,336
Metals & Mining (0.5%)
Newmont Mining Corp.	12,993	581
Nucor Corp.	16,366	973
Sterlite Industries India Ltd. ADR	(a)3,600	67
		1,621
Multi-Utilities (0.4%)
Ameren Corp.	800	42
Dominion Resources, Inc.	1,100	93
DTE Energy Co.	900	44
Duke Energy Corp.	4,628	86
PG&E Corp.	1,900	91
Public Service Enterprise Group, Inc.	800	70
Veolia Environnement ADR	5,634	485
Williams Cos., Inc.	13,420	457
		1,368
Multiline Retail (0.4%)
Sears Holdings Corp.	(a)11,929	1,517
Office Electronics (0.0%)
Xerox Corp.	(a)7,954	138
Oil, Gas & Consumable Fuels (5.4%)
Anadarko Petroleum Corp.	4,940	266
Apache Corp.	3,286	296
Chevron Corp.	21,657	2,027
ConocoPhillips	24,239	2,127
Devon Energy Corp.	6,670	555
EOG Resources, Inc.	2,100	152
ExxonMobil Corp.	64,341	5,955
Hess Corp.	2,510	167
Hugoton Royalty Trust	131	3
LUKOIL ADR	9,314	774
Marathon Oil Corp.	6,640	379
OAO Gazprom (Registered) ADR	(a)19,276	850
Occidental Petroleum Corp.	17,188	1,101
Royal Dutch Shell plc ADR	11,540	948
Spectra Energy Corp.	3,914	96
Tupras-Turkiye Petrol Rafine	(a)25,204	668
Ultra Petroleum Corp.	(a)(c)29,220	1,813
Valero Energy Corp.	4,800	323
XTO Energy, Inc.	2,100	130
		18,630
Personal Products (0.1%)
Avon Products, Inc.	5,490	206
Estee Lauder Cos., Inc. (The)	5,990	254
		460
Pharmaceuticals (3.9%)
Abbott Laboratories	35,356	1,896
Allergan, Inc.	2,120	$137
Bristol-Myers Squibb Co.	52,871	1,524
Dr Reddys Laboratories Ltd. ADR	1,700	28
Eli Lilly & Co.	26,750	1,523
Forest Laboratories, Inc.	(a)2,510	93
Johnson & Johnson	23,160	1,522
King Pharmaceuticals, Inc.	(a)1,030	12
Merck & Co., Inc.	15,700	811
Novartis A.G. ADR	2,940	162
Pfizer, Inc.	69,341	1,694
Roche Holding A.G. ADR	6,600	596
Sanofi-Aventis ADR	4,330	184
Schering-Plough Corp.	63,690	2,014
Thermo Fisher Scientific, Inc.	(a)1,762	102
Wyeth	28,237	1,258
		13,556
Road & Rail (0.2%)
Burlington Northern and Santa Fe Railway Co.	2,100	171
CSX Corp.	3,800	162
Norfolk Southern Corp.	2,350	122
Union Pacific Corp.	1,550	175
		630
Semiconductors & Semiconductor Equipment (1.3%)
Advanced Micro Devices, Inc.	(a)4,022	53
Altera Corp.	4,329	104
Analog Devices, Inc.	3,392	123
Applied Materials, Inc.	15,963	331
Broadcom Corp., Class A	(a)4,730	172
Intel Corp.	75,226	1,945
KLA-Tencor Corp.	2,010	112
Linear Technology Corp.	2,658	93
LSI Logic Corp.	(a)460	3
Maxim Integrated Products, Inc.	3,114	91
Micron Technology, Inc.	(a)32,756	364
National Semiconductor Corp.	4,106	111
Novellus Systems, Inc.	(a)1,828	50
NVIDIA Corp.	(a)5,700	207
Teradyne, Inc.	(a)1,455	20
Texas Instruments, Inc.	15,978	585
Xilinx, Inc.	3,160	83
		4,447
Software (0.7%)
Accelr8 Technology Corp.	(a)233	1
Adobe Systems, Inc.	(a)1,400	61
Electronic Arts, Inc.	(a)900	51
Microsoft Corp.	19,800	583
NCR Corp.	(a)1,008	50
Oracle Corp.	(a)9,800	212
Symantec Corp.	(a)30,530	592
VMware, Inc., Class A	(a)8,369	711
		2,261
Specialty Retail (0.5%)
Abercrombie & Fitch Co., Class A	11,375	918
Home Depot, Inc. (The)	13,000	422

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

September 30, 2007

Portfolio of Investments (cont’d)

Balanced Portfolio

		Value
	Shares	(000)
Specialty Retail (cont’d)
Office Depot, Inc.	(a)12,872	$265
		1,605
Thrifts & Mortgage Finance (0.4%)
Countrywide Financial Corp.	1,230	24
Fannie Mae	1,400	85
Freddie Mac	19,015	1,122
MGIC Investment Corp.	225	7
Washington Mutual, Inc.	1,810	64
		1,302
Tobacco (0.5%)
Altria Group, Inc.	23,320	1,622
ITC Ltd. GDR	(a)13,531	64
Reynolds American, Inc.	1,500	95
UST, Inc.	1,012	50
		1,831
Trading Companies & Distributors (0.0%)
W.W. Grainger, Inc.	550	50
Wireless Telecommunication Services (1.9%)
America Movil S.A.B. de C.V., Series L ADR	23,978	1,534
China Mobile Ltd. ADR	9,260	760
Mobile Telesystems OJSC ADR	24,400	1,691
Turkcell Iletisim Hizmet A.S.	(a)77,125	652
Vimpel-Communications ADR	79,000	2,135
		6,772
Total Common Stocks (Cost $142,159)		191,519
Investment Companies (6.5%)
iShares MSCI Emerging Markets Index Fund	60,794	9,086
iShares MSCI EMU Index Fund	100	12
iShares MSCI Hong Kong Index Fund	93,300	1,962
iShares MSCI Japan Index Fund	26,330	378
iShares MSCI Mexico Index Fund	69,033	4,058
iShares MSCI United Kingdom Index Fund	99,100	2,550
StreetTRACKS Gold Trust	62,700	4,609
Total Investment Companies (Cost $15,563)		22,655

	No. of
	Contracts
Put Options Purchased (0.0%)
90 Day EuroDollar
12/07 @ $94.75	(a)184	20
3/08 @ $94.75	(a)66	6
Total Put Options Purchased (Cost $52)		26

	Shares
Preferred Stock (0.0%)
Mortgages — Other
Home Ownership Funding Corp.,
13.33% (Cost $92)	(e)500	75

	Face
	Amount	Value
	(000)	(000)
Short-Term Investments (16.4%)
Short-Term Debt Securities held as Collateral on Loaned Securities (2.4%)
AIG Match Funding Corp.,
5.73%, 10/17/07	$ (h)340	$340
Alliance & Leicester plc,
5.83%, 10/9/07	(h)243	243
Bancaja,
5.36%, 10/19/07	121	121
Bank of New York Co., Inc.,
5.82%, 10/10/07	(h)121	121
BASF AG,
5.36%, 10/22/07	(h)121	121
BNP Paribas plc,
5.50%, 11/19/07	(h)243	243
CAM US Finance S.A. Unipersonal,
5.37%, 10/3/07	486	486
Canadian Imperial Bank of Commerce, New York,
4.92%, 10/1/07	(h)243	243
CC USA, Inc.,
4.68%, 10/1/07	(h)121	121
CIT Group Holdings,
5.38%, 10/18/07	(h)437	437
Citigroup Global Markets Holdings, Inc.,
5.26%, 10/1/07	962	962
Credit Suisse First Boston, New York,
4.82%, 10/1/07	(h)243	243
First Tennessee Bank,
5.76%, 10/17/07	(h)121	121
5.77%, 10/17/07	(h)485	485
Goldman Sachs Group, Inc.,
5.37%, 10/1/07	121	121
5.82%, 10/15/07	(h)228	228
HSBC Finance Corp.,
5.81%, 10/9/07	(h)121	121
IBM Corp.,
5.79%, 10/9/07	486	486
Macquarie Bank Ltd.,
5.17%, 10/22/07	(h)243	243
Marshall & Ilsley Bank,
5.37%, 12/17/07	243	243
Metropolitan Life Global Funding,
5.13%, 10/22/07	(h)364	364
National Bank of Canada,
5.66%, 10/2/07	(h)485	485
National Rural Utilities Cooperative Finance Corp.,
5.73%, 10/1/07	(h)485	485
Nationwide Building Society,
5.28%, 12/28/07	282	282
Societe Generale, New York,
5.11%, 10/31/07	(h)583	583
Unicredito Delaware, Inc.,
5.77%, 10/15/07	(h)267	267
Unicredito Italiano Bank (Ireland) plc,
5.84%, 10/9/07	(h)170	170
		8,365

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

September 30, 2007

Portfolio of Investments (cont’d)

Balanced Portfolio

		Value
	Shares	(000)
Investment Company (14.0%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class	(p)48,557,036	$48,557

	Face
	Amount
	(000)
U.S. Treasury Security (0.0%)
U.S. Treasury Bill
5.49%, 1/10/08	$ (j)(r)150	148
Total Short-Term Investments (Cost $57,070)		57,070
Total Investments (105.2%) (Cost $311,191) — Including $23,249 of Securities Loaned		365,384
Liabilities in Excess of Other Assets (-5.2%)		(18,212)
Net Assets(100%)		$347,172

(a)	Non-income producing security.
(c)	All or a portion of security on loan at September 30, 2007.
(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2007.
(i)	Security is subject to delayed delivery.
(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(o)

Perpetual — Security does not have a predetermined maturity date. Rate for this security is fixed for a period of time then reverts to a floating rate. The interest rate shown is the rate in effect at September 30, 2007.

(p)

See Note F within the Notes to Financial Statements regarding investment in Morgan Stanley Institutional Liquidity Government Portfolio — Institutional Class, Morgan Stanley Institutional Liquidity Money Market Portfolio -— Institutional Class and/or Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio — Institutional Class.

(r)	Rate shown is the Yield to Maturity at September 30, 2007.
@	Face Amount/Value is less than $500.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Inv Fl	Inverse Floating Rate — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at September 30, 2007.
IO	Interest Only
JPY	Japanese Yen
MXN	Mexican Peso
PAC	Planned Amortization Class
PO	Principal Only
TBA	To Be Announced

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

						Net
Currency				In		Unrealized
to				Exchange		Appreciation
Deliver		Value	Settlement	For	Value	(Depreciation)
(000)		(000)	Date	(000)	(000)	(000)
CNY	275,255	$36,770	10/17/07 USD	36,833	$36,833	$63
EUR	551	787	11/14/07 USD	756	756	(31)
USD	52,493	52,493	10/17/07 CNY	393,222	52,530	37
		$90,050			$90,119	$69

CNY — Chinese Renminbi

EUR — Euro

USD — United States Dollar

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

September 30, 2007

Portfolio of Investments (cont’d)

Balanced Portfolio

Futures contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
Australian Dollar
10 yr. Bond	39	$25,004	Dec-07	$(66)
British Pound
Long Gilt	21	4,595	Dec-07	(7)
EuroDollar
CME	17	4,044	Dec-07	21
EuroDollar
CME	17	4,058	Mar-08	32
EuroDollar
CME	17	4,064	Jun-08	36
EuroDollar
CME	17	4,067	Sep-08	39
EuroDollar
CME	17	4,067	Dec-08	40
EuroDollar
CME	17	4,064	Mar-09	39
EuroDollar
CME	17	4,059	Jun-09	(4)
Hong Kong Dollar
H-Shares	38	4,204	Oct-07	222
Japanese Yen
10 yr. Bond	6	7,051	Dec-07	(2)
MSCI
Singapore	15	921	Oct-07	20
S&P 500 Emini
(U.S. Dollar)	63	4,845	Dec-07	17
SGX CNX
Nifty	89	4,484	Oct-07	32
U.S. Treasury
2 yr. Note	53	10,973	Dec-07	13
U.S. Treasury
5 yr. Note	80	8,563	Dec-07	54

Short:
Russell Mini
Index	40	3,253	Dec-07	4
S&P Mid 400
Emini	35	3,127	Dec-07	7
Topix Index	2	283	Dec-07	(18)
U.S. Treasury
10 yr. Note	24	2,623	Dec-07	11
U.S. Treasury
Long Bond	99	11,023	Dec-07	21
				$511

CME       Chicago Mercantile Exchange

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

September 30, 2007

Portfolio of Investments (cont’d)

Balanced Portfolio

Credit Default Swap Contracts

The Portfolio had the following credit default swap agreement(s) open at period end:

					Unrealized
		Notional			Appreciation
	Buy/Sell	Amount	Pay/Receive	Termination	(Depreciation)
Swap Counterparty and Reference Obligation	Protection	(000)	Fixed Rate	Date	(000)
Bank of America	Buy	$220	1.19%	3/20/12	$(3)
The Gap, Inc., 8.80%, 12/15/08
Citigroup	Buy	430	0.43	3/20/12	(1)
Tyco International Ltd., Zero Coupon, 11/17/20
Citigroup	Buy	225	0.43	3/20/12	@—
Tyco International Ltd., Zero Coupon, 11/17/20
Goldman Sachs	Buy	1,100	0.75	6/20/11	20
Dow Jones CDX North America Investment Grade High Volatility Index, Series 7
Goldman Sachs	Buy	1,450	0.75	12/20/11	33
Dow Jones CDX North America Investment Grade High Volatility Index, Series 7
Goldman Sachs	Buy	120	0.15	12/20/11	1
Motorola, Inc., 6.50%, 9/1/25
Goldman Sachs	Buy	250	0.16	12/20/11	1
Motorola, Inc., 6.50%, 9/1/25
Goldman Sachs	Buy	350	0.12	12/20/11	2
The Hartford Financial Services Group, Inc., 4.75%, 3/1/14
Goldman Sachs	Buy	370	0.10	3/20/12	2
The Chubb Corp., 6.00%, 11/15/11
Goldman Sachs	Buy	185	0.22	3/20/12	@—
Dell, Inc., 7.10%, 4/15/28
JPMorgan Chase	Buy	70	1.18	6/20/14	1
Belo Corp., 8.00%, 11/1/08
JPMorgan Chase	Buy	190	1.30	6/20/14	1
Belo Corp., 8.00%, 11/1/08
Lehman Brothers	Buy	175	0.20	12/20/11	@—
Union Pacific Corp., 6.13%, 1/15/12
					$57

Interest Rate Swap Contracts

The Portfolio had the following interest rate swap agreement(s) open at period end:

						Unrealized
					Notional	Appreciation
	Floating Rate	Pay/Receive	Fixed	Termination	Amount	(Depreciation)
Swap Counterparty	Index	Floating Rate	Rate	Date	(000)	(000)
Citigroup	3 Month LIBOR	Pay	5.33%	5/22/17	$1,600	$38
	3 Month LIBOR	Pay	5.37	5/23/17	1,850	49
	3 Month LIBOR	Pay	5.44	5/29/17	2,825	91
	3 Month LIBOR	Pay	5.02	9/11/17	1,150	(18)
	3 Month LIBOR	Receive	5.29	9/28/17	700	(5)
Deutsche Bank	3 Month LIBOR	Pay	5.39	5/25/17	4,175	117
	3 Month LIBOR	Pay	5.43	5/29/17	2,750	86
Goldman Sachs	3 Month LIBOR	Pay	5.34	5/24/17	4,250	103
JPMorgan Chase	3 Month LIBOR	Pay	5.37	5/23/17	650	18
	3 Month LIBOR	Pay	5.09	9/11/17	2,550	(26)
	3 Month LIBOR	Pay	5.16	9/20/17	1,050	(4)
	3 Month LIBOR	Receive	5.23	9/27/17	1,200	(3)
	3 Month LIBOR	Receive	5.30	9/28/17	1,400	(11)
						$435

LIBOR — London Inter Bank Offer Rate

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

September 30, 2007

Investment Overview (unaudited)

Equities Plus Portfolio

The Equities Plus Portfolio seeks long-term capital appreciation. The Portfolio invests in a portfolio primarily composed of equity index derivatives to gain exposure to the S&P 500® Index, combined with investment grade dollar-denominated fixed income securities, particularly U.S. government, corporate and mortgage securities. The S&P 500® Index is a well known stock market index that includes common stocks of 500 companies representing a significant portion of the market value of all common stocks publicly traded in the United States. The Portfolio also may opportunistically invest in equity securities (in addition to equity index derivatives) to gain exposure to the S&P 500® Index. With respect to its fixed income component, the Portfolio will ordinarily seek to maintain an average duration between zero and one year, although there is no minimum or maximum maturity for any individual security.

Performance

For the fiscal year ended September 30, 2007, the Portfolio’s Institutional Class had a total return based on net asset value and reinvestment of distributions per share of 15.54%, net of fees. The Portfolio’s Institutional Class underperformed against its benchmark the S&P 500® Index (the ‘‘Index”) which returned 16.44%.

Factors Affecting Performance

•                  The strategy utilizes S&P 500 Index futures to deliver the performance of that Index. By design, any performance over or under the S&P 500 Index is the result of our success in investing the cash held as collateral for those futures in a short-duration fixed income strategy.

•                  During the period, we positioned the fixed income segment of the Portfolio for a yield curve steepening, which occurred as rates declined, especially in the short end, as Treasuries rallied during the liquidity crisis of July and August. As a result, the fixed income returns drove the overall Portfolio’s returns above the Index.

•                  The Porfolio realized underperformance relative to the Index due to holdings of AAA-rated floating rate mortgage-backed securities, whose prices fell in sympathy with general mortgage market distress.

Management Strategies

•                  The economy faces more headwind due to the continuing weakness in the housing markets. However, the combination of tight labor markets and galloping commodities prices continue to put upward pressure on wages and inflation. Over the past three years, core inflation measures, which omit food and energy price effects, have been falling behind gradually rising total inflation measures. Though we are wary of the eventual pass through of energy and agricultural price rises to the general economy, housing market weakness should be disinflationary. Given this uncertainty, we believe that the market is making an extreme forecast for low, stable inflation, evident in low risk premiums at the long end of the yield curve. We have positioned the Portfolio to be slightly short interest rate risk, with a bias toward yield curve steepening, which we believe will occur whether the economy contracts or grows.

•                  Floating rate mortgage-backed securities constitute the Portfolio’s core bond holdings because we believe they offer attractive value on a risk-adjusted expected return basis.

•                  The fixed income component of the Portfolio emphasizes high credit quality (AAA average) and short duration. These characteristics may help the Portfolio to meet its objectives of balancing strong risk adjusted performance, deflation protection, and preservation of capital.

•                  Overall, the compensation now offered by the market to take on risk - whether it be interest rate, credit, volatility, or liquidity risk - remains at unattractive levels. As a result, we have positioned the Portfolio defensively to protect capital as we await better opportunities to add these risks back.

2007 Annual Report

September 30, 2007

Investment Overview (cont’d)

Equities Plus Portfolio

*                 Minimum Investment

**          Commenced operations on April 26, 2006.

In accordance with SEC regulations, the Portfolio’s performance shown assumes that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested. The performance of Adviser Class shares will vary from the Institutional Class shares based upon its different inception date and will be negatively impacted by additional fees assessed to this class.

Performance Compared to the S&P 500® Index(1)

	Total Returns(2)
		Average Annual
	One	Since
	Year	Inception(4)

Portfolio — Institutional Class(3)	15.54%	12.88%
S&P 500® Index	16.44	13.71
Portfolio — Adviser Class(3)	15.26	12.58
S&P 500® Index	16.44	13.71

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Performance assumes that all dividends and distributions, if any, were reinvested. For the most recent month-end performance figures, please visit www.morganstanley.com/im. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

(1)

The S&P 500® Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in aggregate market value of 500 stocks representing all major industries. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)

Total returns for the Portfolio reflect expenses waived and/or reimbursed, if applicable, by the Adviser. Without such waivers and/or reimbursements, total returns would have been lower. Fee waivers and/or reimbursements are voluntary and the Adviser reserves the right to commence or terminate any waiver and/or reimbursement at any time.

(3)	Commenced operations on April 26, 2006.
(4)

For comparative purposes, average annual since inception returns listed for the Index refer to the inception date or initial offering of the respective share class of the Portfolio, not the inception of the Index.

Expense Examples

As a shareholder of the Portfolio, you incur two types of costs: (1) transactional costs, including redemption fees; (2) ongoing costs, including management fees, shareholder servicing fees, and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended September 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that “Expenses Paid During Period” are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note E in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of

2007 Annual Report

September 30, 2007

Investment Overview (cont’d)

Equities Plus Portfolio

owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
		Ending Account	During Period*
	Beginning	Value	April 1, 2007 —
	Account Value	September 30,	September 30,
	April 1, 2007	2007	2007
Institutional Class
Actual	$1,000.00	$1,073.40	$3.12
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.06	3.04

Adviser Class
Actual	1,000.00	1,071.10	4.41
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.81	4.31

*                 Expenses are equal to Institutional Class’ and Adviser Class’ annualized net expense ratios of 0.60% and 0.85%, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or investment type, as a percentage of total investments.

*                 Industries and/or investment types which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other.”

2007 Annual Report

September 30, 2007

Portfolio of Investments

Equities Plus Portfolio

	Face
	Amount	Value
	(000)	(000)
Fixed Income Securities (85.4%)
Agency Adjustable Rate Mortgages (13.8%)
Federal National Mortgage Association,
6.98%, 3/1/36	$ (n)735	$748
7.01%, 7/1/35	(n)528	543
7.47%, 7/1/36	(n)927	949
7.48%, 7/1/36	916	935
7.49%, 8/1/36	696	713
		3,888
Collateralized Mortgage Obligations — Non Agency Collateral Series (10.5%)
Bear Stearns Structured Products, Inc.,
IO
1.41%, 1/27/37	(e)2,030	59
1.45%, 6/26/37	(e)7,152	223
1.46%, 1/27/37	(e)2,846	86
1.57%, 1/27/37	(e)1,717	57
2.02%, 5/25/37	(e)9,558	320
Countrywide Alternative Loan Trust,
IO
1.08%, 9/25/35	(h)3,645	76
1.30%, 8/25/46	(h)1,878	72
1.51%, 3/20/47	(h)8,442	434
1.88%, 10/25/35	(h)3,060	81
2.07%, 12/20/46	(h)6,334	283
2.18%, 10/25/46	(h)11,733	526
3.31%, 7/20/46	(h)1,226	48
Countrywide Home Loan Mortgage Pass Through Trust,
IO
0.44%, 2/25/35	(h)1,502	32
1.37%, 9/25/34	(h)1,324	24
1.74%, 2/25/35	(h)1,609	30
Harborview Mortgage Loan Trust,
IO
2.02%, 7/19/46	(h)1,007	36
PO
7/19/47	@—	@—
Harborview NIM Corp.,
IO
Zero Coupon, 12/15/36	(e)(h)188	103
Residential Accredit Loans, Inc.,
2.76%, 5/25/47	(e)4,883	208
2.80%, 3/25/47	(e)819	33
Washington Mutual, Inc.,
IO
0.22%, 1/25/45	4,919	65
0.27%, 7/25/46	9,084	68
0.46%, 9/25/46	3,893	29
1.25%, 6/25/46	2,932	63
		2,956
Finance (1.2%)
Capmark Financial Group, Inc.,
5.88%, 5/10/12	(e)40	37
6.30%, 5/10/17	(e)20	17
Goldman Sachs Capital II,
5.79%	$ (h)(o)50	$47
Popular North America, Inc.,
5.65%, 4/15/09	55	56
USB Capital IX,
6.19%	(h)(o)40	40
Wachovia Capital Trust III,
5.80%	(h)(o)130	129
		326
Industrials (0.4%)
Telecom Italia Capital S.A.,
4.00%, 11/15/08	65	64
Viacom, Inc.,
5.75%, 4/30/11	60	61
		125
Mortgages — Other (59.4%)
Bear Stearns Mortgage Funding Trust,
5.34%, 12/25/36	(h)766	750
Countrywide Alternative Loan Trust,
5.32%, 11/25/46	(h)(n)778	761
5.36%, 7/25/46	(h)(n)806	785
5.88%, 11/20/35	(h)601	587
6.68%, 2/25/36	(h)533	526
7.02%, 11/25/35	(h)470	472
Deutsche ALT-A Securities, Inc., Alternate Loan Trust,
5.81%, 2/25/47	(h)95	90
Downey Savings & Loan Association Mortgage Loan Trust,
5.68%, 3/19/37	(h)840	815
Federal Home Loan Mortgage Corp.,
6.35%, 10/15/22	45	45
6.40%, 3/15/22 - 10/15/22	106	106
Federal National Mortgage Association,
5.71%, 12/25/21	(h)74	75
5.76%, 11/25/20	(h)19	19
5.91%, 10/25/22	(h)46	46
GS Mortgage Securities Corp.,
6.25%, 8/25/46	(e)169	168
6.41%, 6/25/46	(e)26	26
Harborview Mortgage Loan Trust,
5.71%, 11/19/36	(h)240	236
5.83%, 9/19/35	(h)652	643
5.84%, 1/19/36	(h)(n)476	466
Harborview NIM Corp.,
6.41%, 12/19/36 - 3/19/38	(e)607	604
Indymac Index NIM Corp.,
6.65%, 6/25/46	(e)13	13
Lehman XS Net Interest Margin Notes,
6.25%, 5/28/46	(e)15	14
Lehman XS Trust,
5.47%, 2/25/46	(h)623	607
Luminent Mortgage Trust,
5.33%, 10/25/46	(h)(n)766	749
5.36%, 5/25/46	(h)(n)598	585
5.37%, 4/25/36	(h)661	648

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

September 30, 2007

Portfolio of Investments (cont’d)

Equities Plus Portfolio

	Face
	Amount	Value
	(000)	(000)
Mortgages — Other (cont’d)
5.38%, 5/25/36	$ (h)(n)605	$593
5.41%, 2/25/46	(h)(n)623	610
Mastr Adjustable Rate Mortgages Trust,
5.38%, 4/25/46	(h)(n)518	510
Novastar Mortgage Backed Notes,
5.37%, 9/25/46	(h)571	559
Residential Accredit Loans, Inc.,
5.33%, 1/25/37	(h)850	813
5.36%, 5/25/46	(h)(n)820	799
5.40%, 2/25/46	(h)(n)653	635
Sharp SP I, LLC Net Interest Margin Trust,
7.00%, 10/25/46	(e)116	113
Structured Asset Mortgage Investments, Inc.,
5.36%, 6/25/36	(h)(n)609	599
5.40%, 4/25/36	(h)601	594
Washington Mutual, Inc.,
5.41%, 6/25/46	(h)82	77
5.43%, 10/25/46	(h)83	79
5.47%, 11/25/45	(h)453	443
5.49%, 10/25/45	(h)405	399
5.92%, 4/25/46	(h)141	139
		16,798
Utilities (0.1%)
Kinder Morgan Finance Co.,
5.70%, 1/5/16	(c)40	37
Total Fixed Income Securities (Cost $24,744)		24,130

	No. of
	Contracts
Put Options Purchased (0.1%)
90 Day EuroDollar
12/07 @ $94.75	(a)193	21
3/08 @ $94.50	(a)57	2
Total Put Options Purchased (Cost $41)		23

	Face
	Amount
	(000)
Short-Term Investments (14.1%)
Short-Term Debt Securities held as Collateral on Loaned Securities (0.1%)
AIG Match Funding Corp.,
5.73%, 10/17/07	$ (h)1	1
Alliance & Leicester plc,
5.83%, 10/9/07	(h)1	1
Bancaja,
5.36%, 10/19/07	1	1
Bank of New York Co., Inc.,
5.82%, 10/10/07	(h)1	1
BASF AG,
5.36%, 10/22/07	(h)@—	@—
BNP Paribas plc,
5.50%, 11/19/07	(h)1	1
CAM US Finance S.A. Unipersonal,
5.37%, 10/3/07	2	2
Canadian Imperial Bank of Commerce, New York,
4.92%, 10/1/07	$ (h)1	$1
CC USA, Inc.,
4.68%, 10/1/07	(h)1	1
CIT Group Holdings,
5.38%, 10/18/07	(h)2	2
Citigroup Global Markets Holdings, Inc.,
5.26%, 10/1/07	4	4
Credit Suisse First Boston, New York,
4.82%, 10/1/07	(h)1	1
First Tennessee Bank,
5.76%, 10/17/07	(h)1	1
5.77%, 10/17/07	(h)2	2
Goldman Sachs Group, Inc.,
5.37%, 10/1/07	1	1
5.82%, 10/15/07	(h)1	1
HSBC Finance Corp.,
5.81%, 10/9/07	(h)1	1
IBM Corp.,
5.79%, 10/9/07	2	2
Macquarie Bank Ltd.,
5.17%, 10/22/07	(h)1	1
Marshall & Ilsley Bank,
5.37%, 12/17/07	1	1
Metropolitan Life Global Funding,
5.13%, 10/22/07	(h)2	2
National Bank of Canada,
5.66%, 10/2/07	(h)2	2
National Rural Utilities Cooperative Finance Corp.,
5.73%, 10/1/07	(h)2	2
Nationwide Building Society,
5.28%, 12/28/07	1	1
Societe Generale, New York,
5.11%, 10/31/07	(h)3	3
Unicredito Delaware, Inc.,
5.77%, 10/15/07	(h)1	1
Unicredito Italiano Bank (Ireland) plc,
5.84%, 10/9/07	(h)1	1
		38

	Shares
Investment Company (14.0%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class	(p)3,938,330	3,938
Total Short-Term Investments (Cost $3,976)		3,976

Total Investments (99.6%) (Cost $28,761) — Including $37 of Securities Loaned		28,129
Other Assets in Excess of Liabilities (0.4%)		116
Net Assets (100%)		$28,245

(a)	Non-income producing security.
(c)	All or a portion of security on loan at September 30, 2007.

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

September 30, 2007

Portfolio of Investments (cont’d)

Equities Plus Portfolio

(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2007.
(n)	All or a portion of the security was pledged to cover securities sold short.
(o)

Perpetual — Security does not have a predetermined maturity date. Rate for this security is fixed for a period of time then reverts to a floating rate. The interest rate shown is the rate in effect at September 30, 2007.

(p)

See Note F within the Notes to Financial Statements regarding investment in Morgan Stanley Institutional Liquidity Government Portfolio — Institutional Class, Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class and/or Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio — Institutional Class.

@	Face Amount/Value is less than $500.
IO	Interest Only
PO	Principal Only

	Face
	Amount	Value
	(000)	(000)
Securities Sold Short - Debt Instruments (14.0%)
Federal National Mortgage Association,
October TBA,
5.50%, 10/25/37	$1,275	$1,249
6.00%, 10/15/37	2,700	2,704
(Total Proceeds $3,979)		$3,953

TBA           To Be Announced

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
EuroDollar
CME	1	$239	Jun-08	$2
EuroDollar
CME	1	239	Sep-08	2
EuroDollar
CME	3	718	Dec-08	6
EuroDollar
CME	3	717	Mar-09	6
EuroDollar
CME	31	7,401	Jun-09	(7)
S&P 500 Emini	2	154	Dec-07	@—
S&P 500 Index	73	28,070	Dec-07	978
U.S. Treasury
2 yr. Note	24	4,969	Dec-07	1
10 yr. Swap	10	1,061	Dec-07	(17)
Short:
U.S. Treasury
5 yr. Note	2	214	Dec-07	1
U.S. Treasury
10 yr. Note	44	4,808	Dec-07	38
U.S. Treasury
Long Bond	12	1,336	Dec-07	19
				$1,029

CME       Chicago Mercantile Exchange

Credit Default Swap Contracts

The Portfolio had the following credit default swap agreement(s) open at period end:

					Unrealized
		Notional			Appreciation
	Buy/Sell	Amount	Pay/Receive	Termination	(Depreciation)
Swap Counterparty and Reference Obligation	Protection	(000)	Fixed Rate	Date	(000)
Goldman Sachs	Sell	$65	3.08%	6/20/11	$ @—
General Motors Acceptance Corp., 6.88%, 8/28/12
JPMorgan Chase	Buy	30	1.18	6/20/14	@—
Belo Corp., 8.00%, 11/1/08
JPMorgan Chase	Buy	70	1.30	6/20/14	@—
Belo Corp., 8.00%, 11/1/08
					$ @—

Interest Rate Swap Contracts

The Portfolio had the following interest rate swap agreement(s) open at period end:

						Unrealized
					Notional	Appreciation
	Floating Rate	Pay/Receive	Fixed	Termination	Amount	(Depreciation)
Swap Counterparty	Index	Floating Rate	Rate	Date	(000)	(000)
JPMorgan Chase	3 Month LIBOR	Pay	5.38%	5/24/17	$3,600	$99

LIBOR — London Inter Bank Offer Rate

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

September 30, 2007

Investment Overview (unaudited)

Mid Cap Growth Portfolio

The Mid Cap Growth Portfolio seeks long-term capital growth. The Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of U.S. mid cap companies and foreign companies. The Portfolio selects issues from a universe comprised of mid cap companies, most with market capitalizations of generally less than $35 billion. Generally speaking, small and mid-capitalization stock prices experience a greater degree of market volatility than those of large-capitalization companies.

Performance

For the fiscal year ended September 30, 2007, the Portfolio’s Institutional Class had a total return based on net asset value and reinvestment of distributions per share of 34.24%, net of fees. The Portfolio’s Institutional Class outperformed its benchmark the Russell Midcap® Growth Index (the “Index”) which returned 21.22%.

Factors Affecting Performance

•             The Portfolio’s outperformance versus the Index for the period was largely due to security selection; however, sector allocation decisions modestly detracted from relative returns.

•             The most significant contributor to performance came from stock selection within the consumer discretionary sector. Here, investment in hotel/motel, retail, commercial services, and communications and media companies greatly added to relative returns.

•             Within the health care sector, security selection in medical and dental instruments and supplies and health care services companies, and an underweight allocation, benefited performance. In addition, selection in computer services software firms within the technology sector bolstered returns.

•             Areas of weakness for the Portfolio included the energy sector, where overall stock selection and an underweight position diminished performance. In this sector, the Portfolio’s lack of exposure to oil well equipment turned out to be the main detractor to relative returns.

•             The materials and processing sector was also a drawback to overall performance due to security selection coupled with an underweight allocation. The Portfolio’s underweight in the multi-industry sector, which includes conglomerates, also hurt relative performance.

Management Strategies

•             As of the close of the reporting period, consumer discretionary represented the largest sector weight and overweight in the Portfolio, followed by the financial services and health care sectors. The financial services and health care sectors were both underweighted versus the Index.

•             It is our goal to hold a portfolio of high quality growth stocks we believe will perform well regardless of the market environment. We continue to favor companies that have some uniqueness or dynamic competitive advantage in their business model, with a high quality stream of cash flow and the ability to redeploy capital at a high rate of return.

*                 Minimum Investment

In accordance with SEC regulations, the Portfolio’s performance shown assumes that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested. The performance of Adviser Class shares will vary from the Institutional Class shares based upon the different inception date and will be negatively impacted by additional fees assessed to this class.

2007 Annual Report

September 30, 2007

Investment Overview (cont’d)

Mid Cap Growth Portfolio

Performance Compared to the Russell Midcap® Growth Index(1) and the Lipper Mid-Cap Growth Funds Index(2)

	Total Returns(3)
		Average Annual
	One	Five	Ten	Since
	Year	Years	Years	Inception(6)

Portfolio — Institutional Class (4)	34.24%	23.76%	11.43%	15.61%
Russell Midcap® Growth Index	21.22	20.39	7.47	11.73
Lipper Mid-Cap Growth Funds Index	30.80	19.02	7.24	11.52
Portfolio — Adviser Class(5)	33.89	23.46	11.16	13.01
Russell Midcap® Growth Index	21.22	20.39	7.47	8.89
Lipper Mid-Cap Growth Funds Index	30.80	19.02	7.24	8.11

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Performance assumes that all dividends and distributions, if any, were reinvested. For the most recent month-end performance figures, please visit www.morganstanley.com/im. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

(1)

The Russell Midcap® Growth Index measures the performance of those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000® Growth Index. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)

The Lipper Mid-Cap Growth Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Mid-Cap Growth Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. As of the date of this report, the Portfolio is in the Lipper Mid-Cap Growth Funds classification.

(3)

Total returns for the Portfolio reflect expenses waived and/or reimbursed, if applicable, by the Adviser. Without such waivers and/or reimbursements, total returns would have been lower. Fee waivers and/or reimbursements are voluntary and the Adviser reserves the right to commence or terminate any waiver and/or reimbursement at any time.

(4)	Commenced operations on March 30, 1990.
(5)	Commenced operations on January 31, 1997.
(6)

For comparative purposes, average annual since inception returns listed for the Indexes refer to the inception date or initial offering of the respective share class of the Portfolio, not the inception of the Indexes.

Expense Examples

As a shareholder of the Portfolio, you incur two types of costs: (1) transactional costs, including redemption fees; (2) ongoing costs, including management fees, shareholder servicing fees, and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended September 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that “Expenses Paid During Period” are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note E in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
		Ending Account	During Period*
	Beginning	Value	April 1, 2007—
	Account Value	September 30,	September 30,
	April 1, 2007	2007	2007

Institutional Class
Actual	$1,000.00	$1,199.40	$3.42
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.96	3.14

Adviser Class
Actual	1,000.00	1,198.10	4.79
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.71	4.41

*

Expenses are equal to Institutional Class’ and Adviser Class’ annualized net expense ratios of 0.62% and 0.87%, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

2007 Annual Report

September 30, 2007

Investment Overview (cont’d)

Mid Cap Growth Portfolio

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or investment type, as a percentage of total investments.

*                 Industries and/or investment types which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

2007 Annual Report

September 30, 2007

Portfolio of Investments

Mid Cap Growth Portfolio

		Value
	Shares	(000)
Common Stocks (92.6%)
Auto & Transportation (6.2%)
C.H. Robinson Worldwide, Inc.	1,540,497	$83,633
Expeditors International Washington, Inc.	1,424,138	67,362
UAL Corp.	(a)957,704	44,562
		195,557
Consumer Discretionary (33.3%)
Abercrombie & Fitch Co., Class A	1,089,285	87,905
Apollo Group, Inc., Class A	(a)1,087,960	65,441
AutoZone, Inc.	(a)332,375	38,602
Chipotle Mexican Grill, Inc., Class B	(a)359,509	38,468
Choice Hotels International, Inc.	690,955	26,028
ChoicePoint, Inc.	(a)1,163,849	44,133
Corporate Executive Board Co.	1,159,577	86,087
Ctrip.com International Ltd. ADR	758,188	39,274
Discovery Holding Co., Class A	(a)1,739,728	50,191
Focus Media Holding Ltd. ADR	(a)717,688	41,640
Grupo Televisa S.A. ADR	2,695,706	65,155
Iron Mountain, Inc.	(a)1,452,987	44,287
Leucadia National Corp.	1,255,828	60,556
Li & Fung Ltd.	16,148,000	68,548
Monster Worldwide, Inc.	(a)1,496,407	50,968
Under Armour, Inc., Class A	(a)534,326	31,963
Weight Watchers International, Inc.	507,627	29,219
Wendy’s International, Inc.	1,084,903	37,874
Wynn Resorts Ltd.	938,483	147,868
		1,054,207
Energy (7.5%)
Questar Corp.	838,079	44,024
Southwestern Energy Co.	(a)1,595,574	66,775
Ultra Petroleum Corp.	(a)2,077,270	128,874
		239,673
Financial Services (11.2%)
Alleghany Corp.	(a)99,813	40,524
Brookfield Asset Management, Inc., Class A	1,151,650	44,338
Brown & Brown, Inc.	399,793	10,515
Calamos Asset Management, Inc., Class A	1,147,705	32,400
Freedom Acquisition Holding, Inc.	(a)1,347,698	15,162
IntercontinentalExchange, Inc.	(a)337,475	51,262
Janus Capital Group, Inc.	2,308,861	65,295
Mastercard, Inc., Class A	322,727	47,754
Moody’s Corp.	945,683	47,662
		354,912
Health Care (7.2%)
Gen-Probe, Inc.	(a)905,871	60,313
Illumina, Inc.	(a)609,076	31,599
Stericycle, Inc.	(a)1,260,706	72,062
Techne Corp.	(a)995,942	62,824
		226,798
Materials & Processing (2.6%)
Grupo Aeroportuario del Pacifico S.A. de C.V. ADR	838,315	45,772
Texas Industries, Inc.	468,515	36,778
		82,550
Producer Durables (5.3%)
Desarrolladora Homex S.A. de C.V. ADR	(a)485,218	$26,930
Itron, Inc.	(a)343,217	31,943
Nalco Holding Co.	2,857,454	84,724
NVR, Inc.	(a)50,544	23,768
		167,365
Real Estate (1.5%)
Forest City Enterprises, Inc., Class A	857,789	47,316
Technology (15.0%)
Aecom Technology Corp.	(a)654,761	22,871
Autodesk, Inc.	(a)625,538	31,258
Baidu.com ADR	(a)278,096	80,550
Crown Castle International Corp.	(a)1,120,560	45,528
Equinix, Inc.	(a)634,308	56,257
Global Payments, Inc.	1,030,617	45,574
NHN Corp.	(a)225,135	52,102
Salesforce.com, Inc.	(a)890,658	45,709
SAVVIS, Inc.	(a)698,346	27,082
Tencent Holdings Ltd.	10,406,000	67,197
		474,128
Utilities (2.8%)
NII Holdings, Inc.	(a)1,101,564	90,494
Total Common Stocks (Cost $2,304,308)		2,933,000
Investment Company (3.0%)
Aeroplan Income Fund (Cost $66,647)	4,252,748	95,132
Short-Term Investment (5.2%)
Investment Company (5.2%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (Cost $166,488)	(p)166,487,618	166,488
Total Investments (100.8%) (Cost $2,537,443)		3,194,620
Liabilities in Excess of Other Assets (-0.8%)		(27,198)
Net Assets (100%)		$3,167,422

(a)	Non-income producing security.
(p)

See Note F within the Notes to Financial Statements regarding investment in Morgan Stanley Institutional Liquidity Government Portfolio — Institutional Class, Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class and/or Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio — Institutional Class.

ADR	American Depositary Receipt

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
USD	1,225	$1,225	10/2/07	HKD	9,504	$1,223	$(2)

HKD — Hong Kong Dollar

USD — United States Dollar

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

September 30, 2007

Investment Overview (unaudited)

U.S. Mid Cap Value Portfolio

The U.S. Mid Cap Value Portfolio seeks above-average total return over a market cycle of three to five years. The Portfolio invests primarily in common stocks of companies traded on a U.S. securities exchange with capitalizations generally in the range of companies included in the Russell Midcap® Value Index. The Portfolio may purchase stocks that typically do not pay dividends. Generally speaking, small and mid-capitalization stock prices experience a greater degree of market volatility than those of large-capitalization companies.

Performance

For the fiscal year ended September 30, 2007, the Portfolio’s Institutional Class had a total return based on net asset value and reinvestment of distributions per share of 26.19%, net of fees. The Portfolio’s Institutional Class ourperformed against its benchmark the Russell Midcap® Value Index (the “Index”) which returned 13.75%.

Factors Affecting Performance

•             For most of the 12-month period, the environment remained supportive for mid-cap stocks, as economic growth moderated and merger and acquisition (“M&A”) activity and speculation both remained strong.

•             However, the market’s sharp volatility and repricing of risk in July and August of 2007 prompted a rotation into the large-cap and growth segments of the stock market. Moreover, the liquidity crunch arising out of the subprime market collapse curtailed the M&A boom. Stocks rebounded in September following the Federal Open Market Committee’s 50 basis point cut in the federal funds rate.

•             All sectors within the Index had positive performance during the period, except for the financials sector.

•             Stock selection in the financial sector was the largest positive contributor to relative performance against the Index. The Portfolio’s diversified financials stocks were buoyed by their capital markets exposure. Moreover, the Portfolio had no exposure to real estate investment trusts (“REITs”) and limited exposure to banks.

•             The technology sector also added to relative performance, primarily from a holding in the hardware and equipment industry that benefited from the rising demand for video content on the Internet.

•             Stock selection in the consumer discretionary sector was another standout. Good performance among media holdings was driven by an acquisition announcement during the period.

•             Detractors from relative performance included stock selection in the consumer staples sector primarily because of weak performance of some food and staples retailing stocks.

•             An underweight allocation to the utilities sector also limited relative results. The sector performed well, but the Portfolio had very modest exposure to the sector.

Management Strategies

•             In keeping with our investment discipline, we continue to seek undervalued companies that are experiencing a positive change or catalyst that should have a positive impact on the stock valuation. Such catalysts could be new company management, growth or consolidation within an industry or sector, or new products.

•             We maintained the Portfolio’s underweight in the financials sector, with no exposure to REITs and limited exposure to banks and mortgage-related companies, and underweight in the utilities sector.

•             The Portfolio held a notable overweight in the health care sector, particularly in the health care equipment and services sector. The industrials and consumer discretionary sectors remain underweight relative to the Index.

2007 Annual Report

September 30, 2007

Investment Overview (cont’d)

U.S. Mid Cap Value Portfolio

*                 Minimum Investment

**          Commenced operations on July 17, 1998.

In accordance with SEC regulations, the Portfolio’s performance shown assumes that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested. The performance of Investment Class and Adviser Class shares will vary from the Institutional Class shares based upon their different inception dates and will be negatively impacted by additional fees assessed to those classes.

Performance Compared to the Russell Midcap® Value Index(1) and the Lipper Mid-Cap Core Funds Index(2)

	Total Returns(3)
		Average Annual
	One	Five	Ten	Since
	Year	Years	Years	Inception(7)

Portfolio — Institutional Class(4)	26.19%	22.49%	10.47%	16.73%
Russell Midcap® Value Index	13.75	21.02	11.31	15.26
Lipper Mid-Cap Core Funds Index	18.00	18.11	9.21	12.51
Portfolio — Investment Class (5)	26.01	22.31	10.31	14.15
Russell Midcap® Value Index	13.75	21.02	11.31	13.57
Lipper Mid-Cap Core Funds Index	18.00	18.11	9.21	10.70
Portfolio — Adviser Class(6)	25.87	22.19	—	9.79
Russell Midcap® Value Index	13.75	21.02	—	10.91
Lipper Mid-Cap Core Funds Index	18.00	18.11	—	9.12

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Performance assumes that all dividends and distributions, if any, were reinvested. For the most recent month-end performance figures, please visit www.morganstanley.com/im. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

(1)

The Russell Midcap® Value Index measures the performance of those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000® Value Index. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)

The Lipper Mid-Cap Core Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Mid-Cap Core Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should be considered an investment. There are currently 30 funds represented in this Index. As of the date of this report, the Portfolio is in the Lipper Mid-Cap Core Funds classification.

(3)

Total returns for the Portfolio reflect expenses waived and/or reimbursed, if applicable, by the Adviser. Without such waivers and/or reimbursements, total returns would have been lower. Fee waivers and/or reimbursements are voluntary and the Adviser reserves the right to commence or terminate any waiver and/or reimbursement at any time.

(4)	Commenced operations on December 30, 1994.
(5)	Commenced operations on May 10, 1996.
(6)	Commenced operations on July 17, 1998.
(7)

For comparative purposes, average annual since inception returns listed for the Indexes refer to the inception date or initial offering of the respective share class of the Portfolio, not the inception of the Indexes.

2007 Annual Report

September 30, 2007

Investment Overview (cont’d)

U.S. Mid Cap Value Portfolio

Expense Examples

As a shareholder of the Portfolio, you incur two types of costs: (1) transactional costs, including redemption fees; (2) ongoing costs, including management fees, shareholder servicing fees (in the case of Investment Class and Adviser Class); and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended September 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that “Expenses Paid During Period” are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note E in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
		Ending Account	During Period*
	Beginning	Value	April 1, 2007 —
	Account Value	September 30,	September 30,
	April 1, 2007	2007	2007
Institutional Class
Actual	$1,000.00	$1,098.20	$4.58
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.71	4.41

Investment Class
Actual	1,000.00	1,097.40	5.36
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.95	5.16

Adviser Class
Actual	1,000.00	1,096.80	5.89
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.45	5.67

*                 Expenses are equal to Institutional Class’, Investment Class’ and Adviser Class’ annualized net expense ratios of 0.87%, 1.02% and 1.12%, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or investment type, as a percentage of total investments.

*                 Industries and/or investment types which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

2007 Annual Report

September 30, 2007

Portfolio of Investments

U.S. Mid Cap Value Portfolio

		Value
	Shares	(000)
Common Stocks (96.1%)
Consumer Discretionary (13.6%)
Apollo Group, Inc., Class A	(a)81,260	$4,888
Fortune Brands, Inc.	41,486	3,381
Live Nation, Inc.	(a)236,573	5,027
Newell Rubbermaid, Inc.	138,010	3,977
Office Depot, Inc.	(a)181,230	3,737
Orbitz Worldwide, Inc.	(a)225,155	2,542
		23,552
Consumer Staples (7.3%)
ConAgra Foods, Inc.	178,950	4,676
Estee Lauder Cos., Inc. (The)	100,430	4,264
Rite Aid Corp.	(a)785,990	3,631
		12,571
Energy (8.0%)
Cameron International Corp.	(a)27,370	2,526
El Paso Corp.	221,130	3,753
Hess Corp.	55,020	3,660
Newfield Exploration Co.	(a)81,480	3,924
		13,863
Financials (19.5%)
ACE Ltd.	72,380	4,384
Allied World Assurance Holdings Ltd.	101,942	5,292
Aspen Insurance Holdings Ltd.	141,380	3,946
Bear Stearns Cos., Inc. (The)	26,301	3,230
Hudson City Bancorp, Inc.	319,630	4,916
Invesco plc ADR	142,807	3,898
Marsh & McLennan Cos., Inc.	170,668	4,352
Northern Trust Corp.	56,360	3,735
		33,753
Health Care (11.8%)
Affymetrix, Inc.	(a)150,260	3,812
Beckman Coulter, Inc.	70,980	5,235
Healthsouth Corp.	(a)202,568	3,547
Omnicare, Inc.	113,870	3,773
Owens & Minor, Inc.	105,220	4,008
		20,375
Industrials (10.2%)
Goodrich Corp.	90,430	6,170
Pentair, Inc.	114,920	3,813
Pitney Bowes, Inc.	89,410	4,061
Tata Motors Ltd. ADR	188,216	3,602
		17,646
Information Technology (8.5%)
Diebold, Inc.	125,200	5,687
Flextronics International Ltd.	(a)331,587	3,707
Juniper Networks, Inc.	(a)71,390	2,614
Perot Systems Corp.	(a)160,756	2,718
		14,726
Materials (7.3%)
Domtar Corp.	(a)437,500	3,588
International Flavors & Fragrances, Inc.	92,630	4,896
Valspar Corp.	153,410	$4,174
		12,658
Telecommunication Services (0.9%)
Embarq Corp.	28,823	1,603
Utilities (9.0%)
American Electric Power Co., Inc.	88,490	4,078
Constellation Energy Group, Inc.	41,685	3,576
DPL, Inc.	83,140	2,183
Entergy Corp.	16,100	1,744
Wisconsin Energy Corp.	86,440	3,892
		15,473
Total Common Stocks (Cost $150,876)		166,220
Investment Company (1.8%)
Market Vectors Gold Miners ETF (Cost $3,057)	69,900	3,170
Short-Term Investment (2.6%)
Investment Company (2.6%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (Cost $4,405)	(p)4,404,904	4,405
Total Investments (100.5%) (Cost $158,338)		173,795
Liabilities in Excess of Other Assets (-0.5%)		(875)
Net Assets (100%)		$172,920

(a)	Non-income producing security.
(p)

See Note F within the Notes to Financial Statements regarding investment in Morgan Stanley Institutional Liquidity Government Portfolio — Institutional Class, Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class and/or Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio — Institutional Class.

ADR	American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

September 30, 2007

Investment Overview (unaudited)

U.S. Small Cap Value Portfolio

The U.S. Small Cap Value Portfolio seeks above-average total return over a market cycle of three to five years. The Portfolio invests primarily in common stocks of small capitalization companies traded on a U.S. securities exchange. The Portfolio may purchase stocks that typically do not pay dividends. Generally speaking, small and mid-capitalization stock prices experience a greater degree of market volatility than those of large-capitalization companies.

Performance

For the fiscal year ended September 30, 2007, the Portfolio’s Institutional Class had a total return based on net asset value and reinvestment of distributions per share of 19.74%, net of fees. The Portfolio’s Institutional Class outperformed its benchmark, the Russell 2000® Value Index (the “Index”), which returned 6.09%.

Factors Affecting Performance

•                  Most major equity indexes produced double-digit gains during the 12-month period. Strong merger and acquisition activity, a modestly growing U.S. economy, the end of the Federal Open Market Committee’s (the “Fed”) rate increases, and contained inflation helped sustain investor confidence for most of the period.

•                  However, as the subprime mortgage market collapsed and began to spill over into the credit markets, investors began to reassess risk, fueling a flight to quality in the bond markets. Moreover, market volatility further extended a slide in the U.S. dollar relative to other major currencies. Investor sentiment improved following the Federal Reserve Board’s lowering of the discount rate on August 17, and equity prices strengthened further when the Fed surprised the markets with a 50 basis point cut to the target federal funds rate on September 18.

•                  As investors began to pay closer attention to the mounting risks to economic growth going forward, small-cap stocks began to lag behind large- and mid-caps, reversing their sustained period of outperformance. Value stocks also began to trail their growth counterparts by a noticeable margin. Within the Index, the materials and processing, consumer staples, and energy sectors were the best performing sectors during the period. The financial services, consumer discretionary, and utilities sectors were the Index’s weakest performing groups.

•                  Consistent with our bottom-up investment philosophy, outperformance relative to the Index was driven largely by individual stock picks. The Portfolio was bolstered by stock selection in the consumer discretionary sector, largely due to holdings in the commercial and business services industry. During the reporting period, the Portfolio also benefited from an avoidance of the sector’s weaker areas (primarily those dependent directly on the consumer).

•                  Stock selection within the producer durables sector added further to relative performance, as a variety of holdings performed well. In addition, the Portfolio had no exposure to homebuilding stocks, one of the Index’s worst performing areas.

•                  A number of holdings across the health care sector contributed to relative gains, as did favorable positioning within the financials sector. The Portfolio was underweighted in lagging industry groups such as banks, savings and loans, and real estate investment trusts (“REITs”), and holdings in two financial processing stocks performed well during the period.

•                  However, the Portfolio’s stock selection in the auto and transportation sector disappointed. Two transportation holdings lagged, detracting from relative performance. Stock selection within the utilities sector also was detrimental due to the weak performance of some electric companies.

•                  An underweight in the consumer staples sector also cost the Portfolio relative performance, as the sector performed well during the period.

Management Strategies

•                  Notable portfolio shifts during the period included a slight reduction in the autos and transportation sector weighting and a slight increase in the health care and producer durables sector weightings.

•                  The Portfolio continued to maintain its significant underweight in the financial services sector, especially in banks and REITs (although insurance and reinsurance remained slightly overweight). The Portfolio’s smaller underweights were in the utilities and consumer staples sectors.

•                  Conversely, the Portfolio carried an overweight in the producer durables sector, with particular emphasis on office supplies, telecommunications equipment, and aerospace. Other overweight allocations included the consumer discretionary sector, mainly within business services and commercial printing, and the health care sector.

2007 Annual Report

September 30, 2007

Investment Overview (cont’d)

U.S. Small Cap Value Portfolio

*                 Minimum Investment

**          Commenced operations on January 22, 1999.

In accordance with SEC regulations, the Portfolio’s performance shown assumes that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested. The performance of Adviser Class shares will vary from the Institutional Class shares based upon the different inception date and will be negatively impacted by additional fees assessed to this class.

Performance Compared to the Russell 2000® Value Index(1) and Lipper Small-Cap Value Funds Index(2)

	Total Returns(3)
		Average Annual
	One	Five	Ten	Since
	Year	Years	Years	Inception(6)

Portfolio — Institutional Class(4)	19.74%	21.01%	9.00%	12.36%
Russell 2000® Value Index	6.09	18.70	10.07	12.03
Lipper Small-Cap Value Funds Index	10.71	19.35	9.99	—
Portfolio — Adviser Class(5)	19.45	20.71	—	10.95
Russell 2000® Value Index	6.09	18.70	—	12.56
Lipper Small-Cap Value Funds Index	10.71	19.35	—	13.00

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Performance assumes that all dividends and distributions, if any, were reinvested. For the most recent month-end performance figures, please visit www.morganstanley.com/im. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

(1)

The Russell 2000® Value Index measures the performance of those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)

The Lipper Small-Cap Value Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Small-Cap Value Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. As of the date of this report, the Portfolio is in the Lipper Small-Cap Value Funds classification.

(3)

Total returns for the Portfolio reflect expenses waived and/or reimbursed, if applicable, by the Adviser. Without such waivers and/or reimbursements, total returns would have been lower. Fee waivers and/or reimbursements are voluntary and the Adviser reserves the right to commence or terminate any waiver and/or reimbursement at any time.

(4)	Commenced operations on July 1, 1986.
(5)	Commenced operations on January 22, 1999.
(6)

For comparative purposes, average annual since inception returns listed for the Indexes refer to the inception date or initial offering of the respective share class of the Portfolio, not the inception of the Indexes.

Expense Examples

As a shareholder of the Portfolio, you incur two types of costs: (1) transactional costs, including redemption fees; (2) ongoing costs, including management fees, shareholder servicing fees (in the case of Adviser Class); and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

2007 Annual Report

September 30, 2007

Investment Overview (cont’d)

U.S. Small Cap Value Portfolio

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended September 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that “Expenses Paid During Period” are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note E in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending Account	During Period*
	Account	Value	April 1, 2007 —
	Value	September 30,	September 30,
	April 1, 2007	2007	2007
Institutional Class
Actual	$1,000.00	$1,029.20	$4.12
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.01	4.10

Adviser Class
Actual	1,000.00	1,027.90	5.39
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.75	5.37

*                 Expenses are equal to Institutional Class’ and Adviser Class’ annualized net expense ratios of 0.81% and 1.06%, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or investment type, as a percentage of total investments.

*                 Industries and/or investment types which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

2007 Annual Report

September 30, 2007

Portfolio of Investments

U.S. Small Cap Value Portfolio

		Value
	Shares	(000)
Common Stocks (94.5%)
Autos & Transportation (2.9%)
AAR Corp.	(a)353,660	$10,730
Forward Air Corp.	188,200	5,605
Pacer International, Inc.	468,400	8,923
		25,258
Consumer Discretionary (21.7%)
AFC Enterprises, Inc.	(a)693,300	10,434
Brink’s Co. (The)	248,300	13,875
Central Garden & Pet Co.	(a)329,664	2,934
Cenveo, Inc.	(a)810,600	17,533
Consolidated Graphics, Inc.	(a)295,900	18,580
Denny’s Corp.	(a)2,494,380	9,977
Dolan Media Co.	(a)295,100	7,171
Dollar Thrifty Automotive Group, Inc.	(a)189,400	6,570
Geo Group, Inc. (The)	(a)251,952	7,460
IKON Office Solutions, Inc.	1,078,263	13,856
Landry’s Restaurants, Inc.	104,400	2,762
Lin TV Corp., Class A	(a)233,300	3,035
Maidenform Brands, Inc.	(a)528,119	8,387
MAXIMUS, Inc.	734,570	32,013
Sinclair Broadcast Group, Inc., Class A	716,300	8,624
Stage Stores, Inc.	495,400	9,031
Tween Brands, Inc.	(a)346,700	11,386
Viad Corp.	131,632	4,739
		188,367
Energy — Other (4.2%)
Denbury Resources, Inc.	(a)210,100	9,389
Exterran Holdings, Inc.	(a)110,255	8,858
St. Mary Land & Exploration Co.	261,760	9,337
Superior Energy Services, Inc.	(a)249,830	8,854
		36,438
Financial Services (13.6%)
Amtrust Financial Services, Inc.	366,000	5,552
Anthracite Capital, Inc. REIT	869,900	7,916
Conseco, Inc.	(a)927,200	14,835
Employers Holdings, Inc.	442,600	9,122
Greater Bay Bancorp.	83,600	2,307
Integra Bank Corp.	210,100	3,809
LaSalle Hotel Properties REIT	147,800	6,220
Max Capital Group Ltd.	483,440	13,556
MB Financial, Inc.	210,300	7,266
National Financial Partners Corp.	149,600	7,926
NYMAGIC, Inc.	142,360	3,959
Platinum Underwriters Holdings Ltd.	301,000	10,824
ProAssurance Corp.	(a)204,951	11,041
Provident New York Bancorp., Inc.	490,100	6,425
United America Indemnity Ltd., Class A	(a)370,909	7,978
		118,736
Health Care (9.6%)
Apria Healthcare Group, Inc.	(a)476,830	12,402
Bio-Rad Laboratories, Inc., Class A	(a)156,700	14,181
Perrigo Co.	491,183	10,487
PharMerica Corp.	(a)334,000	4,983
PRA International	(a)605,411	17,799
Sciele Pharma, Inc.	(a)580,741	$15,111
Valeant Pharmaceuticals International	(a)525,800	8,140
		83,103
Materials & Processing (12.3%)
Acuity Brands, Inc.	262,560	13,254
Aecom Technology Corp.	(a)243,800	8,516
Albany International Corp., Class A	280,400	10,512
CIRCOR International, Inc.	259,872	11,801
Corn Products International, Inc.	294,100	13,490
Cytec Industries, Inc.	187,500	12,823
Hercules, Inc.	665,135	13,981
Rock-Tenn Co., Class A	494,800	14,300
Silgan Holdings, Inc.	155,800	8,374
		107,051
Producer Durables (13.2%)
A.O. Smith Corp.	171,700	7,534
ACCO Brands Corp.	(a)1,345,920	30,203
Actuant Corp., Class A	151,100	9,817
Belden, Inc.	563,998	26,457
Cognex Corp.	391,800	6,958
General Cable Corp.	(a)117,500	7,886
Moog, Inc., Class A	(a)242,700	10,664
MTC Technologies, Inc.	(a)386,027	7,454
TAL International Group, Inc.	316,602	7,937
		114,910
Technology (11.3%)
DRS Technologies, Inc.	450,100	24,810
Cirrus Logic, Inc.	(a)394,047	2,522
Electronics for Imaging	(a)740,500	19,890
Gartner, Inc.	(a)416,900	10,197
Microsemi Corp.	(a)316,100	8,813
MSC.Software Corp.	(a)964,820	13,141
Syniverse Holdings, Inc.	(a)579,900	9,221
Tekelec	(a)820,500	9,928
		98,522
Utilities (2.2%)
Avista Corp.	385,421	7,843
PNM Resources, Inc.	247,550	5,763
UGI Corp.	231,100	6,004
		19,610
Other (3.5%)
AerCap Holdings N.V.	(a)361,900	9,008
Cellcom Israel Ltd.	266,400	6,479
Dayton Superior Corp.	(a)492,600	4,084
Stantec, Inc.	(a)318,806	10,527
		30,098
Total Common Stocks (Cost $679,789)		822,093
Short-Term Investment (5.5%)
Investment Company (5.5%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (Cost $47,310)	(p)47,309,590	47,310

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

September 30, 2007

Portfolio of Investments (cont’d)

U.S. Small Cap Value Portfolio

Value
(000)
Total Investments (100.0%) (Cost $727,099)	$869,403
Other Assets in Excess of Liabilities (0.0%)	310
Net Assets (100.0%)	$869,713

(a)	Non-income producing security.
(p)

See Note F within the Notes to Financial Statements regarding investment in Morgan Stanley Institutional Liquidity Government Portfolio — Institutional Class, Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class and/or Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio — Institutional Class.

REIT	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

September 30, 2007

Investment Overview (unaudited)

Value Portfolio

The Value Portfolio seeks above-average total return over a market cycle of three to five years. The Portfolio invests primarily in common stocks of companies with capitalizations generally greater than $1 billion. The Portfolio emphasizes a value style of investing, seeking well established companies that appear undervalued and currently are not being recognized within the market place. The Portfolio may purchase stocks that do not pay dividends. The Portfolio may invest, to a limited extent, in foreign equity securities, and may also invest in securities of foreign companies that are listed in the United States on a national exchange.

Performance

For the fiscal year ended September 30, 2007, the Portfolio’s Institutional Class had a total return based on net asset value and reinvestment of distributions per share of 10.95%, net of fees. The Portfolio’s Institutional Class underperformed against its benchmarks, the Russell 1000® Value Index and the S&P 500® Index, which returned 14.45% and 16.44%, respectively.

Factors Affecting Performance

•                  The turbulence in July and August of 2007 initiated a rotation away from the themes that had been driving the markets for the past several years. Growing recession fears and the long overdue repricing of risk led investors to flee cyclicals for more defensive areas of the market. The Portfolio was well positioned during the summer’s more volatile environment given our steadfast attention to valuation risk.

•                  For the period overall, the Portfolio’s lack of exposure to the energy sector was the most significant detractor from relative performance, as energy was the Russell 1000® Value Index’s best performing sector over the period. Minimal exposure to the strong performing industrials sector also cost the Portfolio relative returns during the period.

•                  Stock selection and an overweight allocation to pharmaceuticals were detrimental to relative returns, as the industry group declined amid rising political risks and pipeline concerns.

•                  The Portfolio’s relative overweight in the financial sector overwhelmed the positive influence of stock selection in the sector.

•                  However, an overweight in the materials sector contributed positively to relative performance as several well received merger and acquisition announcements bolstered gains there.

•                  The Portfolio’s consumer staples holdings benefited from investors’ renewed interest in large-cap, higher quality stocks.

•                  Stock selection and a modest overweight in the telecommunication services sector also added value on a relative basis. The industry continued to show improved fundamentals following its consolidation phase.

Management Strategies

•                  We continue to position the Portfolio on a bottom-up basis in stocks that we believe have reasonable valuations relative to our assessment of fair value.

•                  We believe investors have continued to overlook the considerable downside risks (particularly in the cyclical sectors) in a decelerating economic environment. As such, the Portfolio has remained in a “defensive” posture for some time, including notable weights in health care, consumer discretionary and consumer staples stocks. In contrast, the valuation risk presented by cyclical stocks has resulted in the Portfolio’s very modest exposure to the industrials sector and its zero weighting in energy stocks.

2007 Annual Report

September 30, 2007

Investment Overview (cont’d)

Value Portfolio

*                 Minimum Investment

In accordance with SEC regulations, the Portfolio’s performance shown assumes that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested. The performance of Investment Class and Adviser Class shares will vary from the Institutional Class shares based upon their different inception dates and will be negatively impacted by additional fees assessed to those classes.

Performance Compared to the Russell 1000® Value Index(1) , S&P 500® Index(2), and Lipper Large-Cap Value Funds
Index (3)

	Total Returns(4)
		Average Annual
	One	Five	Ten	Since
	Year	Years	Years	Inception (8)

Portfolio — Institutional Class (5)	10.95%	17.55%	6.58%	13.18%
Russell 1000® Value Index	14.45	18.07	8.80	13.75
S&P 500® Index	16.44	15.45	6.57	12.83
Lipper Large-Cap Value Funds Index	15.02	16.04	6.76	12.31
Portfolio — Investment Class (6)	10.83	17.39	6.42	9.28
Russell 1000® Value Index	14.45	18.07	8.80	11.68
S&P 500® Index	16.44	15.45	6.57	9.70
Lipper Large-Cap Value Funds Index	15.02	16.04	6.76	9.51
Portfolio — Adviser Class (7)	10.69	17.25	6.30	9.87
Russell 1000® Value Index	14.45	18.07	8.80	12.02
S&P 500® Index	16.44	15.45	6.57	9.94
Lipper Large-Cap Value Funds Index	15.02	16.04	6.76	9.81

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Performance assumes that all dividends and distributions, if any, were reinvested. For the most recent month-end performance figures, please visit www.morganstanley.com/im. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

(1)

The Russell 1000® Value Index measures the performance of those companies in the Russell 1000® Index with lower price-to-book ratios and lower forecasted growth values. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)

The S&P 500® Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in aggregate market value of 500 stocks representing all major industries. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(3)

The Lipper Large-Cap Value Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Large-Cap Value Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. As of the date of this report, the Portfolio is in the Lipper Large-Cap Value Funds classification.

(4)

Total returns for the Portfolio reflect expenses waived and/or reimbursed, if applicable, by the Adviser. Without such waivers and/or reimbursements, total returns would have been lower. Fee waivers and/or reimbursements are voluntary and the Adviser reserves the right to commence or terminate any waiver and/or reimbursement at any time.

(5)	Commenced operations on November 5, 1984.
(6)	Commenced operations on May 6, 1996.
(7)	Commenced operations on July 17, 1996.
(8)

For comparative purposes, average annual since inception returns listed for the Indexes refer to the inception date or initial offering of the respective share class of the Portfolio, not the inception of the Indexes.

2007 Annual Report

September 30, 2007

Investment Overview (cont’d)

Value Portfolio

Expense Examples

As a shareholder of the Portfolio, you incur two types of costs: (1) transactional costs, including redemption fees; (2) ongoing costs, including management fees, shareholder servicing fees (in the case of Investment Class and Adviser Class); and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended September 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that “Expenses Paid During Period” are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note E in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
		Ending Account	During Period*
	Beginning	Value	April 1, 2007
	Account Value	September 30,	September 30,
	April 1, 2007	2007	2007
Institutional Class
Actual	$1,000.00	$1,032.70	$3.11
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.01	3.09

Investment Class
Actual	1,000.00	1,031.90	3.87
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.26	3.85

Adviser Class
Actual	1,000.00	1,031.50	4.38
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.76	4.36

*                 Expenses are equal to Institutional Class’, investment Class' and Adviser Class' annualized net expense ratios of 0.61%, 0.76% and 0.86%, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or investment type, as a percentage of total investments.

*                 Industries and/or investment types which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

2007 Annual Report

September 30, 2007

Portfolio of Investments

Value Portfolio

		Value
	Shares	(000)
Common Stocks (96.8%)
Consumer Discretionary (12.2%)
Clear Channel Communications, Inc.	83,999	$3,145
Comcast Corp., Class A	(a)638,100	15,429
Home Depot, Inc.	59,300	1,924
Liberty Media Corp. - Capital, Class A	(a)46,700	5,829
Liberty Media Corp. - Interactive, Class A	(a)276,500	5,312
Live Nation, Inc.	(a)(c)1	@—
Lowe’s Cos., Inc.	80,900	2,267
News Corp., Inc., Class B	(c)282,500	6,608
Time Warner, Inc.	777,700	14,279
Viacom, Inc., Class B	(a)371,350	14,471
		69,264
Consumer Staples (18.9%)
Altria Group, Inc.	128,400	8,928
Anheuser-Busch Cos., Inc.	91,350	4,567
Cadbury Schweppes plc ADR	(c)246,400	11,463
Coca-Cola Co. (The)	309,800	17,804
CVS/Caremark Corp.	253,300	10,038
Kimberly-Clark Corp.	(c)143,100	10,054
Kraft Foods, Inc., Class A	334,450	11,542
Procter & Gamble Co.	73,700	5,184
Sara Lee Corp.	45,900	766
Unilever N.V.	423,400	13,062
Wal-Mart Stores, Inc.	321,200	14,020
		107,428
Financials (27.5%)
Aflac, Inc.	59,800	3,411
American International Group, Inc.	99,200	6,711
Bank of America Corp.	399,200	20,068
Bank of New York Mellon Corp. (The)	188,146	8,305
Barclays plc ADR	(c)19,100	929
Bear Stearns Cos., Inc. (The)	(c)15,100	1,854
Berkshire Hathaway, Inc., Class B	(a)1,018	4,023
Chubb Corp.	226,480	12,148
Citigroup, Inc.	459,400	21,440
Fannie Mae	38,300	2,329
Freddie Mac	137,300	8,102
Genworth Financial, Inc.	68,300	2,099
Hartford Financial Services Group, Inc. (The)	27,000	2,499
JPMorgan Chase & Co.	176,300	8,078
MBIA, Inc.	(c)32,800	2,002
Merrill Lynch & Co., Inc.	81,900	5,838
Metlife, Inc.	84,200	5,871
PNC Financial Services Group, Inc.	73,900	5,033
Torchmark Corp.	52,900	3,297
Travelers Cos., Inc. (The)	75,415	3,796
U.S. Bancorp	96,300	3,133
Wachovia Corp.	(c)311,900	15,642
Wells Fargo & Co.	276,000	9,831
		156,439
Health Care (17.0%)
Abbott Laboratories	173,400	9,298
Boston Scientific Corp.	(a)271,000	3,780
Bristol-Myers Squibb Co.	596,700	$17,197
Cardinal Health, Inc.	113,000	7,066
Eli Lilly & Co.	201,900	11,494
GlaxoSmithKline plc ADR	(c)131,000	6,969
Pfizer, Inc.	403,200	9,850
Roche Holding A.G. ADR	32,500	2,937
Sanofi-Aventis ADR	39,800	1,688
Schering-Plough Corp.	409,900	12,965
Wyeth	301,000	13,410
		96,654
Industrials (2.2%)
General Electric Co.	203,500	8,425
Southwest Airlines Co.	273,400	4,046
		12,471
Information Technology (6.4%)
Cisco Systems, Inc.	(a)67,300	2,228
Computer Sciences Corp.	(a)17,727	991
Dell, Inc.	(a)255,200	7,043
Flextronics International Ltd.	(a)(c)99,600	1,114
Hewlett-Packard Co.	68,600	3,416
Intel Corp.	122,000	3,155
International Business Machines Corp.	56,600	6,667
KLA-Tencor Corp.	(c)34,200	1,908
Microsoft Corp.	115,700	3,409
Telefonaktiebolaget LM Ericsson ADR	(c)55,400	2,205
Texas Instruments, Inc.	(c)53,000	1,939
Western Union Co. (The)	107,600	2,256
		36,331
Materials (8.0%)
Alcoa, Inc.	108,700	4,252
E.I. Du Pont de Nemours & Co.	280,200	13,887
International Paper Co.	558,623	20,038
Newmont Mining Corp.	53,800	2,406
Rohm & Haas Co.	85,200	4,743
		45,326
Telecommunication Services (4.6%)
AT&T, Inc.	215,800	9,130
Verizon Communications, Inc.	387,100	17,141
		26,271
Total Common Stocks (Cost $482,168)		550,184

	Face
	Amount
	(000)
Short-Term Investments (6.9%)
Short-Term Debt Securities held as Collateral on Loaned Securities (4.9%)
AIG Match Funding Corp.,
5.73%, 10/17/07	$ (h)1,133	1,133
Alliance & Leicester plc,
5.83%, 10/9/07	(h)809	809
Bancaja,
5.36%, 10/19/07	405	405
Bank of New York Co., Inc.,
5.82%, 10/10/07	(h)405	405

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

September 30, 2007

Portfolio of Investments (cont’d)

Value Portfolio

	Face
	Amount	Value
	(000)	(000)
Short-Term Debt Securities held as Collateral on Loaned Securities (cont’d)
BASF AG,
5.36%, 10/22/07	$ (h)405	$405
BNP Paribas plc,
5.50%, 11/19/07	(h)809	809
CAM US Finance S.A. Unipersonal,
5.37%, 10/3/07	1,619	1,619
Canadian Imperial Bank of Commerce, New York,
4.92%, 10/1/07	(h)809	809
CC USA, Inc.,
4.68%, 10/1/07	(h)405	405
CIT Group Holdings,
5.38%, 10/18/07	(h)1,457	1,457
Citigroup Global Markets Holdings, Inc.,
5.26%, 10/1/07	3,208	3,208
Credit Suisse First Boston, New York,
4.82%, 10/1/07	(h)809	809
First Tennessee Bank,
5.76%, 10/17/07	(h)405	405
5.77%, 10/17/07	(h)1,618	1,618
Goldman Sachs Group, Inc.,
5.37%, 10/1/07	761	761
5.82%, 10/15/07	(h)405	405
HSBC Finance Corp.,
5.81%, 10/9/07	(h)405	405
IBM Corp.,
5.79%, 10/9/07	1,619	1,619
Macquarie Bank Ltd.,
5.17%, 10/22/07	(h)809	809
Marshall & Ilsley Bank,
5.37%, 12/17/07	812	812
Metropolitan Life Global Funding,
5.13%, 10/22/07	(h)1,214	1,214
National Bank of Canada,
5.66%, 10/2/07	(h)1,619	1,619
National Rural Utilities Cooperative Finance Corp.,
5.73%, 10/1/07	(h)1,619	1,619
Nationwide Building Society,
5.28%, 12/28/07	939	939
Societe Generale, New York,
5.11%, 10/31/07	(h)1,942	1,942
Unicredito Delaware, Inc.,
5.77%, 10/15/07	(h)890	890
Unicredito Italiano Bank (Ireland) plc,
5.84%, 10/9/07	(h)567	567
		27,897

	Shares
Investment Company (2.0%)
Morgan Stanley Institutional Liquidity Government Portfolio — Institutional Class	(p)10,960,775	10,961
Total Short-Term Investments (Cost $38,858)		38,858
Total Investments (103.7%) (Cost $521,026) — Including $27,394 of Securities Loaned		589,042
Liabilities in Excess of Other Assets (-3.7%)		(20,814)
Net Assets (100%)		$568,228

(a)	Non-income producing security.
(c)	All or a portion of security on loan at September 30, 2007.
(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2007.
(p)

See Note F within the Notes to Financial Statements regarding investment in Morgan Stanley Institutional Liquidity Government Portfolio — Institutional Class, Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class and/or Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio — Institutional Class.

@	Value is less than $500.
ADR	American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

September 30, 2007

Investment Overview (unaudited)

Core Fixed Income Portfolio

Core Fixed-Income Portfolios: Distinguishing Characteristics and General Strategy

•                  Core Fixed Income Portfolio

•                  Core Plus Fixed Income Portfolio

•                  Investment Grade Fixed Income Portfolio

The MSIF Trust core fixed-income portfolios invest in a broad array of fixed-income securities — including U.S. Treasury and Agency securities, corporate obligations, and mortgage-backed issues. To meet the various needs of different core fixed-income investors, MSIF Trust offers three different core fixed-income mutual funds — all of which are actively managed by Morgan Stanley Investment Management’s taxable fixed-income team.

The Core Plus Fixed Income Portfolio is the flagship offering of the MSIF Trust core fixed-income portfolios, and is structured to take full advantage of the Advisor’s core fixed-income capabilities. The Investment Grade Fixed Income Portfolio invests only in fixed-income securities with credit-quality ratings of BBB or better, while the Core Fixed Income Portfolio invests primarily in dollar-denominated fixed-income securities issued by domestic entities with a credit-quality rating of BBB or better.

Morgan Stanley Investment Management’s core fixed-income strategies have two major objectives. The first is to provide investors with a positive real return — a total return including income and capital gains that is greater than the rate of inflation. The second is to help diversify equity-oriented strategies in other areas of clients’ investment programs. This approach positions each Portfolio to potentially perform well when other market sectors experience poor returns. Foreign investments are subject to certain risks such as currency fluctuations, economic instability, and political developments. High yield fixed income securities, otherwise known as

“Junk bonds”, represent a much greater risk of default and tend to be more volatile than higher rated bonds. Federal Home Loan Mortgage Corp., Federal National Mortgage Association, and Federal Home Loan Bank, although chartered and sponsored by Congress, are not funded by congressional appropriations and securities issued by them are neither guaranteed nor insured by the U.S. government.

Performance

For the fiscal year ended September 30, 2007, the Core Fixed Income Portfolio’s Institutional Class had a total return based on net asset value and reinvestment of distributions per share of 4.76%, net of fees. The Portfolio underperformed against its benchmark the Lehman Brothers U.S. Aggregate Index (the “Index”) which returned 5.14%.

Factors Affecting Performance

•                  Fears stemming from a residential housing downturn persisted throughout the 12-month period. Confronted with increasing delinquency rates on subprime loans, high-profile hedge fund collapses, and a series of subprime mortgage related credit downgrades, markets responded severely in the latter months of the reporting period. The impact was exacerbated by an influx of forced sellers looking to liquidate assets to help meet margin calls and capital withdrawals, which fueled concerns about the potential impact on the broader financial markets and economy and led to a flight to quality.

•                  In August, the Federal Open Market Committee (the “Fed”) lowered the discount rate by half a percent, from 6.25% to 5.75%, and began encouraging member banks to make greater use of the discount window without fear of such action being viewed negatively by the Fed. In September, the Fed elected to cut the target federal funds rate by 50 basis points to 4.75%, noting that while economic growth remained moderate, inflation risks remain and “the tightening of credit conditions has the potential to intensify the housing correction and to restrain economic growth.”

•                  U.S. Treasury yields fluctuated throughout the 12month period, with the yield curve beginning the period relatively flat and ending the period steep. As the yield curve steepened, shorter dated U.S. Treasury yields experienced the greatest decline, while longer dated yields rose slightly. Within the U.S. government sector, Treasuries and agencies outperformed other investment-grade sectors.

•                  The mortgage market was hit by the turmoil affecting residential housing, and especially by its spillover effects on secondary market activity, most notably in the non-agency mortgage area, casting a pall across the entire sector with little regard for whether the securities or loans in question were subprime or prime. The result was a further reduction in mortgage market liquidity, as well as a sharp diminishment in the availability of non-conforming mortgage loans to the general public.

•                  Widening credit spreads led corporate issues to underperform other major asset classes. Within the investment-grade corporate sector, lower-rated (Baa) and higher-rated (AAA) issues outpaced the middle investment grade issues and intermediate-term issues outperformed longer-dated issues. Industrials outpaced utilities and financials, which was the corporate sector hit hardest by the recent liquidity crisis.

2007 Annual Report

September 30, 2007

Investment Overview (cont’d)

Core Fixed Income Portfolio

•                  A defensive interest rate positioning benefited the Portfolio’s performance for the overall period, as did a relative underweight to the corporate sector, particularly in the latter months of the reporting year when credit spreads significantly widened.

•                  Although the Portfolio maintained an underweight to agency mortgage backed securities, holdings here detracted from returns as the recent turmoil in the mortgage market and drying up of liquidity hurt the performance of the sector.

Management Strategies

•                  Throughout the period, we employed a defensive interest rate strategy by maintaining a lower interest rate sensitivity (as measured by duration) than that of the Index. In March of this year, the position was adjusted to underweight longer dated issues and overweight intermediate dated issues. As the spread between intermediate and long date yields widened and the yield curve steepened during the summer, relative performance benefited. Subsequently, in August, we further reduced the Portfolio’s interest rate sensitivity.

•                  We have held an underweight corporate position for some time now, which has benefited relative performance. While we are looking for areas to take advantage of the recent spread widening and add to corporate positions, we remain cautious because we believe the credit market remains vulnerable to potential credit downgrades and/or an economic downturn.

•                  We maintained an underweight position to agency mortgage-backed securities, with a focus on high-coupon, slow-prepaying issues, and non-agency mortgages issued to high quality borrowers.

*                 Minimum Investment

**          Commenced operations on March 1, 1999.

In accordance with SEC regulations, the Portfolio’s performance shown assumes that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested. The performance of Adviser Class shares will vary from the Institutional Class shares based upon the different inception date and will be negatively impacted by additional fees assessed to this class.

2007 Annual Report

September 30, 2007

Investment Overview (cont’d)

Core Fixed Income Portfolio

Performance Compared to the Lehman Brothers U.S. Aggregate Index(1), and Lipper Intermediate Investment Grade Debt Funds Index(2)

	Total Returns(3)
		Average Annual
	One	Five	Ten	Since
	Year	Years	Years	Inception(6)

Portfolio — Institutional Class(4)	4.76%	4.36%	5.74%	7.86%
Lehman Brothers U.S. Aggregate Index	5.14	4.13	5.97	7.71
Lipper Intermediate Investment Grade Debt
Funds Index	4.69	4.38	5.57	—
Portfolio — Adviser Class(5)	4.53	4.10	—	5.41
Lehman Brothers U.S. Aggregate Index	5.14	4.13	—	5.78
Lipper Intermediate Investment Grade Debt
Funds Index	4.69	4.38	—	5.48

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Performance assumes that all dividends and distributions, if any, were reinvested. For the most recent month-end performance figures, please visit www.morganstanley.com/im. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

(1)

The Lehman Brothers U.S. Aggregate Index tracks the performance of all U.S. government agency and Treasury securities, investment-grade corporate debt securities, agency mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)

The Lipper Intermediate Investment Grade Debt Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lip-per Intermediate Investment Grade Debt Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. As of the date of this report, the Portfolio is in the Lipper Intermediate Investment Grade Debt Funds classification.

(3)

Total returns for the Portfolio reflect expenses waived and/or reimbursed, if applicable, by the Adviser. Without such waivers and/or reimbursements, total returns would have been lower. Fee waivers and/or reimbursements are voluntary and the Adviser reserves the right to commence or terminate any waiver and/or reimbursement at any time.

(4)	Commenced operations on September 29, 1987.
(5)	Commenced operations on March 1, 1999.
(6)

For comparative purposes, average annual since inception returns listed for the Indexes refer to the inception date or initial offering of the respective share class of the Portfolio, not the inception of the Indexes.

Expense Examples

As a shareholder of the Portfolio, you incur two types of costs: (1) transactional costs, including redemption fees; (2) ongoing costs, including management fees, shareholder servicing fees (in the case of Adviser Class); and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended September 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that “Expenses Paid During Period” are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note E in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2007 Annual Report

September 30, 2007

Investment Overview (cont’d)

Core Fixed Income Portfolio

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
		Ending Account	During Period*
	Beginning	Value	April 1, 2007 —
	Account Value	September 30,	September 30,
	April 1, 2007	2007	2007
Institutional Class
Actual	$1,000.00	$1,021.90	$2.48
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.61	2.48
Adviser Class
Actual	1,000.00	1,021.70	3.75
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.36	3.75

*

Expenses are equal to Institutional Class’ and Adviser Class’ annualized net expense ratios of 0.49% and 0.74%, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or investment type, as a percentage of total investments.

*

Industries and/or investment types which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

2007 Annual Report

September 30, 2007

Portfolio of Investments

Core Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)
Fixed Income Securities (105.2%)
Agency Adjustable Rate Mortgages (4.0%)
Federal Home Loan Mortgage Corp.,
5.85%, 10/1/36	$1,516	$1,532
Conventional Pools:
5.63%, 4/1/37	1,448	1,459
5.73%, 1/1/37	2,078	2,094
5.97%, 1/1/37	757	767
Federal National Mortgage Association,
5.19%, 12/25/36	1,110	1,101
7.41%, 5/1/36	1,142	1,164
7.47%, 7/1/36	1,023	1,048
7.48%, 7/1/36	1,279	1,305
Conventional Pools:
5.24%, 3/1/37	1,350	1,351
Government National Mortgage Association,
5.75%, 8/20/25 - 9/20/27	188	190
6.13%, 10/20/27 - 12/20/27	25	25
6.38%, 2/20/25 - 1/20/28	714	721
		12,757
Agency Fixed Rate Mortgages (22.4%)
Federal Home Loan Mortgage Corp., Conventional Pools:
10.00%, 10/1/12 - 11/1/20	22	25
11.50%, 8/1/19	21	24
Gold Pools:
6.50%, 2/1/29 - 4/1/29	83	85
7.50%, 2/1/30 - 6/1/32	485	507
8.00%, 10/1/29 - 10/1/31	419	444
8.50%, 3/1/30 - 7/1/31	186	200
10.00%, 6/1/17 - 3/1/21	69	75
Federal National Mortgage Association, Conventional Pools:
7.50%, 7/1/29 - 9/1/35	2,642	2,765
8.00%, 4/1/25 - 6/1/32	1,898	2,003
8.50%, 5/1/23 - 5/1/32	1,301	1,398
6.50%, 10/1/29 - 2/1/33	1,909	1,956
7.00%, 2/1/26 - 6/1/36	7,075	7,344
9.00%, 4/1/26	348	375
9.50%, 2/1/20 - 8/1/21	144	158
10.00%, 8/1/18 - 2/1/25	28	32
10.50%, 11/1/10 - 10/1/18	34	38
11.00%, 9/1/19 - 9/1/20	37	41
11.50%, 11/1/19	41	45
October TBA
5.50%, 10/25/37	(i)8,100	7,934
6.50%, 10/25/37	(i)2,400	2,444
November TBA
5.00%, 11/25/37	(i)16,800	16,021
5.50%, 11/25/37	(i)24,450	23,934
7.00%, 11/25/37	(i)2,850	2,939
Government National Mortgage Association,
Various Pools:
9.00%, 11/15/17	33	35
9.50%, 12/15/17 - 12/15/21	218	237
10.00%, 9/15/18 - 4/15/25	$222	$252
10.50%, 11/15/14 - 2/15/25	364	418
11.00%, 12/15/09 - 7/15/20	40	45
11.50%, 4/15/13 - 8/15/13	28	32
12.00%, 12/15/12 - 3/15/14	7	8
		71,814
Asset Backed Corporates (22.3%)
American Express Credit Account Master Trust,
5.75%, 10/15/12	(h)1,425	1,417
Argent Securities, Inc.,
5.18%, 10/25/36	(h)1,377	1,366
Banc of America Securities Auto Trust,
3.99%, 8/18/09	645	642
Bayview Financial Acquisition Trust,
5.24%, 11/28/36	(h)653	648
Bear Stearns Asset Backed Securities, Inc.,
5.23%, 1/25/37	(h)911	906
5.33%, 9/25/34	(h)130	130
5.35%, 3/25/35	(h)163	162
Capital Auto Receivables Asset Trust,
4.05%, 7/15/09	681	678
4.98%, 5/15/11	2,275	2,272
5.03%, 10/15/09	1,400	1,398
5.31%, 10/20/09	(e)2,700	2,700
5.38%, 7/20/10	(h)2,175	2,157
5.76%, 11/15/11	(h)1,600	1,587
Capital One Auto Finance Trust,
5.07%, 7/15/11	1,200	1,199
Caterpillar Financial Asset Trust,
3.90%, 2/25/09	188	188
5.57%, 5/25/10	1,500	1,505
CIT Equipment Collateral,
3.50%, 9/20/08	58	58
5.07%, 2/20/10	1,250	1,242
Citibank Credit Card Issuance Trust,
5.20%, 3/22/12	(h)1,725	1,718
5.65%, 9/20/19	(c)1,475	1,470
6.88%, 11/16/09	1,240	1,243
Citicorp Residential Mortgage Securities, Inc.,
5.21%, 9/25/36	(h)988	982
CNH Equipment Trust,
4.02%, 4/15/09	359	358
4.27%, 1/15/10	949	945
5.20%, 6/15/10	1,050	1,048
Countrywide Asset Backed Certificates,
5.24%, 6/25/35	(h)472	466
5.28%, 7/25/25	(h)403	402
DaimlerChrysler Auto Trust,
4.04%, 9/8/09	427	426
Fieldstone Mortgage Investment Corp.,
5.20%, 11/25/36	(h)1,647	1,628
First Franklin Mortgage Loan Asset Backed Certificates,
5.18%, 7/25/36	(h)1,020	1,013
5.20%, 2/25/36	(h)773	769

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

September 30, 2007

Portfolio of Investments (cont’d)

Core Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)
Asset Backed Corporates (cont’d)
5.25%, 10/25/35	$ (h)279	$277
Ford Credit Auto Owner Trust,
4.17%, 1/15/09	116	116
5.26%, 10/15/10	2,150	2,152
5.76%, 4/15/10	(h)3,125	3,113
Fremont Home Loan Owner Trust,
5.18%, 10/25/36	(h)1,648	1,637
GE Equipment Small Ticket, LLC,
4.38%, 7/22/09	(e)667	665
4.88%, 10/22/09	(e)1,056	1,056
GSAMP Trust,
5.20%, 1/25/37	(h)1,069	1,063
GS Auto Loan Trust,
5.37%, 12/15/10	2,300	2,304
Harley-Davidson Motorcycle Trust,
3.76%, 12/17/12	1,624	1,599
4.07%, 2/15/12	1,125	1,114
Hertz Vehicle Financing, LLC,
4.93%, 2/25/10	825	823
Honda Auto Receivables Owner Trust,
3.87%, 4/20/09	551	548
3.93%, 1/15/09	183	183
4.85%, 10/19/09	970	968
Hyundai Auto Receivables Trust,
3.98%, 11/16/09	525	521
Long Beach Mortgage Loan Trust,
5.22%, 1/25/36	(h)218	218
MBNA Master Credit Card Trust USA,
7.80%, 10/15/12	1,480	1,590
National City Auto Receivables Trust,
2.88%, 5/15/11	749	739
Nationstar Home Equity Loan Trust,
5.20%, 9/25/36	(h)812	810
Nissan Auto Receivables Owner Trust,
3.99%, 7/15/09	727	724
Novastar Home Equity Loan,
5.20%, 11/25/36	(h)980	974
RAAC Series,
5.23%, 9/25/45	(h)309	306
Residential Asset Mortgage Products, Inc.,
5.20%, 6/25/29	(h)1,237	1,229
Residential Asset Securities Corp.,
5.21%, 10/25/36	(h)800	795
Securitized Asset Backed Receivables, LLC Trust,
5.21%, 11/25/36	(h)1,402	1,388
5.24%, 2/25/37	(h)1,559	1,547
5.26%, 5/25/37	(h)1,475	1,464
SLM Student Loan Trust,
5.35%, 10/25/14	(h)2,343	2,344
Soundview Home Equity Loan Trust,
5.21%, 1/25/37	(h)990	983
5.24%, 2/25/37	(h)1,297	1,288
Structured Asset Securities Corp.,
5.22%, 6/25/37	$ (h)1,315	$1,304
TXU Electric Delivery Transition Bond Co.,
4.81%, 11/17/14	300	299
USAA Auto Owner Trust,
3.58%, 2/15/11	1,071	1,065
3.90%, 7/15/09	266	265
Volkswagen Auto Loan Enhanced Trust,
4.80%, 7/20/09	779	778
Wachovia Auto Owner Trust,
2.91%, 4/20/09	16	16
4.06%, 9/21/09	332	331
		71,319
Collateralized Mortgage Obligations — Agency Collateral Series (0.5%)
Federal Home Loan Mortgage Corp.,
Inv Fl IO
0.25%, 3/15/24	478	18
Inv Fl IO PAC
2.80%, 10/15/29	37	1
IO
5.00%, 12/15/16	1,015	93
6.00%, 5/1/31	623	141
6.50%, 4/1/28 - 5/15/33	1,156	269
8.00%, 1/1/28 - 6/1/31	70	18
Federal National Mortgage Association,
Inv Fl IO
1.80%, 2/17/31	338	18
3.07%, 10/25/28	343	15
IO
1.38%, 3/25/36	(h)4,981	106
6.00%, 8/25/32 - 11/25/32	910	111
6.50%, 2/25/33 - 5/25/33	1,530	348
7.00%, 4/25/33	549	125
8.00%, 4/1/24 - 12/1/31	490	117
9.00%, 11/1/26	31	8
IO PAC
8.00%, 8/18/27	29	7
Government National Mortgage Association,
Inv Fl IO
1.83%, 9/16/31	71	5
2.20%, 12/16/25	423	40
2.25%, 9/16/27	207	20
2.85%, 8/16/29	394	39
3.00%, 9/20/30	76	7
		1,506
Collateralized Mortgage Obligations — Non Agency Collateral Series (5.8%)
Banc of America Commercial Mortgage, Inc.,
5.84%	(h)(o)1,250	1,259
5.87%	(h)(o)900	910
Bear Stearns Commercial Mortgage Securities,
5.90%, 6/11/40	(h)1,575	1,596
Citigroup Commercial Mortgage Trust,
5.89%	(h)(o)1,225	1,241

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

September 30, 2007

Portfolio of Investments (cont’d)

Core Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)
Collateralized Mortgage Obligations — Non Agency Collateral Series (cont’d)
Commercial Mortgage Pass Through Certificates,
6.01%	$ (h)(o)1,150	$1,174
Countrywide Alternative Loan Trust,
IO
1.08%, 9/25/35	8,642	181
1.19%, 3/20/46	4,773	198
1.29%, 8/25/46	3,714	143
1.51%, 3/20/47	13,085	672
1.66%, 12/20/35	(e)5,318	142
2.07%, 12/20/46	15,229	680
2.09%, 2/25/37	5,271	254
2.14%, 12/20/35	(e)(h)6,826	271
2.18%, 10/25/46	(h)9,238	415
Greenpoint Mortgage Funding Trust,
IO
0.81%, 8/25/45 - 10/25/45	(h)6,661	190
GS Mortgage Securities Corp. II,
5.99%, 8/10/45	(h)1,775	1,809
Harborview Mortgage Loan Trust,
IO
1.24%, 6/19/35	(h)3,529	75
1.53%, 5/19/35	(h)5,177	112
1.89%, 3/19/37	(h)4,576	194
2.02%, 7/19/46	(h)8,232	296
PO
3/19/37	3	2
7/19/47	@—	@—
Indymac Index Mortgage Loan Trust,
IO
1.43%, 7/25/35	(h)3,352	117
JPMorgan Chase Commercial Mortgage Securities Corp.,
5.44%, 6/12/47	(h)725	717
6.01%	(h)(o)1,850	1,886
Lehman Brothers Commercial Conduit Mortgage Trust,
6.13%, 7/15/44	(h)1,250	1,288
Lehman Brothers-UBS Commercial Mortgage Trust,
5.43%, 2/15/40	500	494
Wachovia Bank Commercial Mortgage Trust,
5.34%, 12/15/43	(h)900	883
6.10%, 2/15/51	950	976
Washington Mutual, Inc.,
IO
0.46%, 9/25/46	(h)49,001	367
		18,542
Finance (5.7%)
AIG SunAmerica Global Financing VI,
6.30%, 5/10/11	(e)1,185	1,223
American General Finance Corp.,
4.63%, 5/15/09 - 9/1/10	790	776
AXA Financial, Inc.,
6.50%, 4/1/08	230	231
Bank of New York Co., Inc. (The),
3.80%, 2/1/08	250	249
Capmark Financial Group, Inc.,
5.88%, 5/10/12	$ (e)435	$396
6.30%, 5/10/17	(e)180	157
Catlin Insurance Co., Ltd.,
7.25%	(e)(h)(o)555	524
CIT Group, Inc.,
4.75%, 8/15/08	215	212
Countrywide Home Loans, Inc.,
3.25%, 5/21/08	380	366
Farmers Exchange Capital,
7.05%, 7/15/28	(c)165	165
Farmers Insurance Exchange,
8.63%, 5/1/24	475	546
General Electric Capital Corp.,
4.25%, 12/1/10	(c)230	225
4.75%, 9/15/14	(c)60	58
5.88%, 2/15/12	50	51
Goldman Sachs Capital II,
5.79%	(h)(o)570	540
HSBC Finance Corp.,
4.13%, 12/15/08	(c)100	99
5.88%, 2/1/09	290	293
6.38%, 10/15/11	570	589
6.75%, 5/15/11	235	245
8.00%, 7/15/10	150	161
Huntington National Bank,
4.38%, 1/15/10	250	245
iStar Financial, Inc.,
6.07%, 3/9/10	(h)705	658
JPMorgan Chase & Co.,
6.00%, 2/15/09	635	644
Mantis Reef Ltd.,
4.69%, 11/14/08	(e)400	398
Marshall & Ilsley Bank,
3.80%, 2/8/08	575	572
MBNA Corp.,
5.79%, 5/5/08	(e)(h)615	617
Nationwide Building Society,
4.25%, 2/1/10	615	603
Platinum Underwriters Finance, Inc.,
7.50%, 6/1/17	265	281
Platinum Underwriters Holdings Ltd.,
6.37%, 11/16/07	260	260
Popular North American, Inc.,
5.65%, 4/15/09	310	313
Sovereign Bancorp,
5.44%, 3/23/10	(h)935	935
Sovereign Bank,
4.00%, 2/1/08	100	99
Two-Rock Pass Through Trust,
6.44%	(e)(h)(o)315	266
Unicredit Luxembourg Finance S.A.,
5.41%, 10/24/08	(e)(h)985	986

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

September 30, 2007

Portfolio of Investments (cont’d)

Core Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)
Finance (cont’d)
USB Capital IX,
6.19%	$ (e)(h)(o)540	$541
Wachovia Capital Trust III,
5.80%	(h)(o)1,535	1,526
Washington Mutual Preferred Funding II,
6.67%	(e)(h)(o)300	259
Washington Mutual, Inc.,
8.25%, 4/1/10	664	701
World Financial Properties,
6.91%, 9/1/13	(e)135	139
6.95%, 9/1/13	(e)546	563
Xlliac Global Funding,
4.80%, 8/10/10	(e)630	627
		18,339
Industrials (4.7%)
America West Airlines, Inc.,
7.10%, 4/2/21	566	589
AT&T Corp.,
8.00%, 11/15/31	50	61
Brookfield Asset Management, Inc.,
5.80%, 4/25/17	215	216
7.13%, 6/15/12	520	558
Burlington Northern Santa Fe Corp.,
6.13%, 3/15/09	260	263
Caterpillar Financial Services Corp.,
3.63%, 11/15/07	110	110
Clorox Co.,
5.83%, 12/14/07	(h)620	621
Comcast Cable Communications, Inc.,
7.13%, 6/15/13	175	186
Comcast Cable Communications, LLC,
6.75%, 1/30/11	(c)265	275
ConAgra Foods, Inc.,
7.00%, 10/1/28	120	126
8.25%, 9/15/30	(c)285	338
Consumers Energy Co.,
4.80%, 2/17/09	380	378
Cooper Industries, Inc.,
5.25%, 11/15/12	295	294
CVS/Caremark Corp.,
5.75%, 8/15/11 - 6/1/17	410	406
6.04%, 12/10/28	(e)585	570
DaimlerChrysler N.A. Holding Corp.,
8.50%, 1/18/31	(c)265	329
FBG Finance Ltd.,
5.13%, 6/15/15	(c)(e)490	463
Federated Department Stores, Inc.,
6.63%, 9/1/08	(c)120	121
France Telecom S.A.,
8.50%, 3/1/31	505	651
Fred Meyer, Inc.,
7.45%, 3/1/08	450	454
Home Depot, Inc., (The)
5.82%, 12/16/09	$ (h)710	$701
ICI Wilmington, Inc.,
4.38%, 12/1/08	300	299
LG Electronics, Inc.,
5.00%, 6/17/10	(e)210	208
Miller Brewing Co.,
4.25%, 8/15/08	(e)475	470
AT&T, Inc.,
6.15%, 9/15/34	250	248
Sprint Capital Corp.,
8.75%, 3/15/32	80	92
Systems 2001 Asset Trust, LLC,
6.66%, 9/15/13	(e)352	371
Telecom Italia Capital S.A.,
4.00%, 11/15/08 - 1/15/10	650	635
Telefonica Europe B.V.,
8.25%, 9/15/30	525	629
Textron Financial Corp.,
4.13%, 3/3/08	230	229
5.13%, 2/3/11	550	548
Time Warner, Inc.,
5.73%, 11/13/09	(h)895	885
Union Pacific Corp.,
6.63%, 2/1/08	305	306
UnitedHealth Group, Inc.,
4.13%, 8/15/09	265	260
5.66%, 3/2/09	(h)365	365
Valero Energy Corp.,
3.50%, 4/1/09	345	338
Viacom, Inc.,
6.88%, 4/30/36	475	475
Vodafone Group plc,
5.29%, 12/28/07	(h)335	335
Yum! Brands, Inc.,
8.88%, 4/15/11	380	424
		14,827
Mortgages — Other (28.9%)
American Home Mortgage Assets,
5.26%, 3/25/47	(h)1,874	1,826
5.36%, 9/25/46	(h)1,157	1,142
5.39%, 10/25/46	(h)2,106	2,045
5.43%, 6/25/47	(h)984	882
5.45%, 10/25/46	(h)1,022	954
American Home Mortgage Investment Trust,
5.32%, 5/25/47	(h)1,504	1,477
Banc of America Funding Corp.,
5.85%, 9/20/35	(h)382	378
Bear Stearns Mortgage Funding Trust,
5.27%, 8/25/36	(h)1,827	1,780
5.29%, 12/25/36	(h)1,947	1,911
5.30%, 3/25/37	(h)1,701	1,663
5.31%, 10/25/36	(h)1,712	1,674
5.33%, 9/25/36	(h)2,000	1,956

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

September 30, 2007

Portfolio of Investments (cont’d)

Core Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)
Mortgages — Other (cont’d)
5.38%, 7/25/36	$ (h)1,161	$1,097
Countrywide Alternative Loan Trust,
5.29%, 7/25/46	(h)406	405
5.30%, 5/25/47	(h)1,976	1,930
5.38%, 10/25/46	(h)1,979	1,921
5.42%, 6/25/47	(h)1,481	1,448
5.76%, 11/20/35	(h)318	317
5.81%, 3/20/46	(h)687	672
5.88%, 11/20/35	(h)661	646
5.89%, 12/20/35	(h)1,714	1,670
6.50%, 10/25/46	(e)220	219
6.68%, 2/25/36	(h)867	854
Deutsche ALT-A Securities, Inc. Alternate Loan Trust,
5.28%, 2/25/47	(h)2,150	2,103
5.81%, 2/25/47	(h)833	788
Deutsche ALT-A Securities, Inc., NIM Trust,
6.75%, 2/25/47	(e)627	603
Downey Savings & Loan Association Mortgage Loan Trust,
5.64%, 4/19/38	(h)1,563	1,526
5.70%, 11/19/37	(h)1,666	1,632
5.92%, 4/19/46	(h)1,025	1,015
Gemsco Mortgage Pass Through Certificates,
8.70%, 11/25/10	(d)(k)3	3
Greenpoint Mortgage Funding Trust,
5.30%, 4/25/47	(h)1,966	1,923
5.31%, 1/25/37	(h)1,460	1,412
5.45%, 3/25/36	(h)895	879
GS Mortgage Securities Corp.,
6.25%, 1/25/37	(e)528	522
GSR Mortgage Loan Trust,
5.39%, 8/25/46	(h)2,002	1,946
Harborview Mortgage Loan Trust,
5.40%, 7/21/36	(h)1,546	1,514
5.59%, 1/19/38	(h)457	455
5.63%, 3/19/37	(h)2,101	2,049
5.65%, 3/19/38	(h)1,465	1,429
5.68%, 11/19/36	(h)1,801	1,763
5.69%, 1/19/38	(h)2,100	2,052
5.70%, 9/19/36 - 3/19/38	(h)1,912	1,871
5.73%, 7/19/46	(h)930	905
5.75%, 10/19/37	(h)943	925
5.78%, 11/19/36	(h)1,801	1,755
5.79%, 7/19/45	(h)255	252
5.88%, 11/19/35	(h)506	493
6.20%, 1/19/36	(h)394	346
Harborview NIM Corp.,
6.41%, 3/19/37 - 3/19/38	(e)752	748
Indymac Index Mortgage Loan Trust,
5.25%, 7/25/46	(h)1,566	1,557
5.34%, 11/25/36	(h)1,524	1,490
5.35%, 4/25/46	(h)1,747	1,713
Lehman XS Trust,
5.53%, 11/25/46	(h)450	401
Luminent Mortgage Trust,
5.33%, 10/25/46	$ (h)1,104	$1,080
5.36%, 5/25/46	(h)771	755
5.37%, 4/25/36	(h)661	648
5.49%, 7/25/36	(h)398	338
Mastr Adjustable Rate Mortgages Trust,
5.38%, 4/25/46	(h)660	651
5.53%, 1/25/47	(h)700	556
5.98%, 5/25/47	(h)400	288
6.23%, 5/25/47	(h)900	684
Merrill Lynch Mortgage Investors, Inc.,
5.25%, 8/25/35	(h)65	65
Residential Accredit Loans, Inc.,
5.29%, 3/25/47	(h)2,736	2,681
5.32%, 12/25/36	(h)1,598	1,570
5.33%, 6/25/37	(h)852	835
5.39%, 2/25/46 - 5/25/47	(h)1,624	1,585
5.40%, 2/25/46	(h)329	325
5.43%, 6/25/37	(h)803	770
5.53%, 10/25/45	(h)1,319	1,274
Structured Asset Mortgage Investments, Inc.,
5.32%, 2/25/36	(h)281	276
5.33%, 10/25/36	(h)1,897	1,862
5.36%, 8/25/36 - 7/25/36	(h)3,586	3,503
5.40%, 4/25/36	(h)1,088	1,075
Washington Mutual Alternative Mortgage Pass-Through Certificates,
5.92%, 4/25/46	(h)900	878
5.94%, 8/25/46	(h)1,025	1,001
5.36%, 7/25/47	(h)2,676	2,604
Washington Mutual, Inc.,
5.21%, 6/25/46	(h)75	75
5.38%, 11/25/45-12/25/45	(h)556	554
5.39%, 10/25/45	(h)162	162
5.42%, 8/25/45	(h)76	75
5.92%, 5/25/46	(h)762	732
Zuni Mortgage Loan Trust,
5.26%, 8/25/36	(h)641	636
		92,475
U.S. Treasury Securities (9.6%)
U.S. Treasury Bonds,
4.50%, 2/15/36	(c)1,250	1,185
5.38%, 2/15/31	(c)10,750	11,511
6.13%, 8/15/29	(c)7,000	8,168
U.S. Treasury Note,
2.63%, 5/15/08	(c)10,000	9,910
		30,774
Utilities (1.3%)
Appalachian Power Co.,
5.65%, 8/15/12	150	151
Arizona Public Service Co.,
5.80%, 6/30/14	500	496
Carolina Power & Light Co.,
5.13%, 9/15/13	340	333

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

September 30, 2007

Portfolio of Investments (cont’d)

Core Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)
Utilities (cont’d)
CenterPoint Energy Resources Corp.,
6.25%, 2/1/37	$135	$133
7.88%, 4/1/13	85	93
Consolidated Natural Gas Co.,
6.25%, 11/1/11	175	180
Detroit Edison Co.,
6.13%, 10/1/10	295	305
Entergy Gulf States, Inc.,
3.60%, 6/1/08	320	315
5.98%, 12/1/09	(h)155	154
NiSource Finance Corp.,
6.06%, 11/23/09	(h)240	238
Ohio Power Corp.,
6.00%, 6/1/16	460	463
Plains All American Pipeline, LP,
6.70%, 5/15/36	465	467
Public Service Electric & Gas Co.,
5.00%, 1/1/13	230	223
Texas Eastern Transmission, LP,
7.00%, 7/15/32	(c)280	297
Wisconsin Electric Power Co.,
3.50%, 12/1/07	250	249
		4,097
Total Fixed Income Securities (Cost $340,761)		336,450

	No. of
	Contracts
Put Option Purchased (0.0%)
90 Day EuroDollar
12/07 @ $94.75 (Cost $78)	(a)436	46

	Shares
Preferred Stock (0.2%)
Mortgages — Other (0.2%)
Home Ownership Funding Corp.,
13.33% (Cost $458)	(e)2,975	446

	Face
	Amount
	(000)
Short-Term Investments (11.8%)
Short-Term Debt Securities held as Collateral on Loaned Securities (1.3%)
AIG Match Funding Corp.,
5.73%, 10/17/07	$ (h)169	169
Alliance & Leicester plc,
5.83%, 10/9/07	(h)121	121
Bancaja,
5.36%, 10/19/07	60	60
Bank of New York Co., Inc.,
5.82%, 10/10/07	(h)60	60
BASF AG,
5.36%, 10/22/07	(h)60	60
BNP Paribas plc,
5.50%, 11/19/07	(h)121	121
CAM US Finance S.A. Unipersonal,
5.37%, 10/3/07	242	242
Canadian Imperial Bank of Commerce, New York,
4.92%, 10/1/07	$ (h)121	$121
CC USA, Inc.,
4.68%, 10/1/07	(h)60	60
CIT Group Holdings,
5.38%, 10/18/07	(h)218	218
Citigroup Global Markets Holdings, Inc.,
5.26%, 10/1/07	479	479
Credit Suisse First Boston, New York,
4.82%, 10/1/07	(h)121	121
First Tennessee Bank,
5.76%, 10/17/07	(h)60	60
5.77%, 10/17/07	(h)242	242
Goldman Sachs Group, Inc.,
5.37%, 10/1/07	114	114
5.82%, 10/15/07	(h)60	60
HSBC Finance Corp.,
5.81%, 10/9/07	(h)60	60
IBM Corp.,
5.79%, 10/9/07	242	242
Macquarie Bank Ltd.,
5.17%, 10/22/07	(h)121	121
Marshall & Ilsley Bank,
5.37%, 12/17/07	121	121
Metropolitan Life Global Funding,
5.13%, 10/22/07	(h)181	181
National Bank of Canada,
5.66%, 10/2/07	(h)242	242
National Rural Utilities Cooperative Finance Corp.,
5.73%, 10/1/07	(h)242	242
Nationwide Building Society,
5.28%, 12/28/07	140	140
Societe Generale, New York,
5.11%, 10/31/07	(h)290	290
Unicredito Delaware, Inc.,
5.77%, 10/15/07	(h)133	133
Unicredito Italiano Bank (Ireland) plc,
5.84%, 10/9/07	(h)85	85
		4,165

	Shares
Investment Company (10.3%)
Morgan Stanley Institutional Liquidity
Money Market Portfolio — Institutional Class	(p)32,976,087	32,976

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

September 30, 2007

Portfolio of Investments (cont’d)

Core Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)
U.S. Treasury Security (0.2%)
U.S. Treasury Bill
3.82%, 1/10/08	$ (j)(r)705	$698
Total Short-Term Investments (Cost $37,836)		37,839
Total Investments (117.2%) (Cost $379,133) — Including $31,753 of Securities Loaned		374,781
Liabilities in Excess of Other Assets (-17.2%)		(54,865)
Net Assets (100%)		$319,916

(a)	Non-income producing security.
(c)	All or a portion of security on loan at September 30, 2007.
(d)	Security was valued at fair value — At September 30, 2007, the Portfolio held $3,000 of fair valued securities, representing less than 0.05% of net assets.
(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2007.
(i)	Security is subject to delayed delivery.
(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(k)	Security has been deemed illiquid at September 30, 2007.
(o)

Perpetual — Security does not ha ve a predetermined maturity date. Rate for this security is fixed for a period of time then reverts to a floating rate. The interest rate shown is the rate in effect at September 30, 2007.

(p)

See Note F within the Notes to Financial Statements regarding investment in Morgan Stanley Institutional Liquidity Government Portfolio — Institutional Class, Morg an Stanley Institutional Liquidity Money Market Portfolio — Institutional Class and/or Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio — Institutional Class.

(r)	Rate shown is the Yield to Maturity at September 30, 2007.
@	Face Amount/Value is less than $500.
Inv Fl	Inverse Floating Rate — Inter est rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at September 30, 2007.
IO	Interest Only
PAC	Planned Amortization Class
PO	Principal Only
TBA	To Be Announced

Futures Contracts

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
EuroDollar
CME	40	$9,515	Dec-07	$25
EuroDollar
CME	40	9,548	Mar-08	42
EuroDollar
CME	40	9,562	Jun-08	48
EuroDollar
CME	40	9,569	Sep-08	53
EuroDollar
CME	40	9,569	Dec-08	54
EuroDollar
CME	40	9,562	Mar-09	52
EuroDollar
CME	40	9,550	Jun-09	(9)
U.S. Treasury
2 yr. Note	190	39,339	Dec-07	129
U.S. Treasury
5 yr. Note	417	44,632	Dec-07	282
Short:
U.S. Treasury
10yr. Note	179	19,561	Dec-07	119
U.S. Treasury
Long Bond	334	37,189	Dec-07	119
				$914

CME       Chicago Mercantile Exchange

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

September 30, 2007

Portfolio of Investments (cont’d)

Core Fixed Income Portfolio

Credit Default Swap Contracts

The Portfolio had the following credit default swap agreement(s) open at period end:

					Unrealized
		Notional			Appreciation
	Buy/Sell	Amount	Pay/Receive	Termination	(Depreciation)
Swap Counterparty and Reference Obligation	Protection	(000)	Fixed Rate	Date	(000)
Citigroup	Buy	$500	0.43%	3/20/12	$(1)
Tyco International Ltd., Zero Coupon, 11/17/20
Citigroup	Buy	1,000	0.43	3/20/12	(2)
Tyco International Ltd., Zero Coupon, 11/17/20
Goldman Sachs	Buy	1,600	0.12	12/20/11	8
The Hartford Financial Services Group, Inc., 4.75%, 3/1/14
Goldman Sachs	Buy	510	0.15	12/20/11	3
Motorola, Inc., 6.50%, 9/1/25
Goldman Sachs	Buy	1,050	0.16	12/20/11	5
Motorola, Inc., 6.50%, 9/1/25
Goldman Sachs	Buy	780	0.22	3/20/12	(1)
Dell, Inc., 7.10%, 4/15/28
Goldman Sachs	Buy	1,550	0.10	3/20/12	9
The Chubb Corp., 6.00%, 11/15/11
JPMorgan Chase	Buy	1,300	0.65	3/20/11	(16)
Tyco International Ltd., 2.75%, 1/15/18
JPMorgan Chase	Buy	280	1.18	6/20/14	3
Belo Corp., 8.00%, 11/1/08
JPMorgan Chase	Buy	800	1.30	6/20/14	3
Belo Corp., 8.00%, 11/1/08
Lehman Brothers	Buy	800	0.20	12/20/11	1
Union Pacific Corp., 6.13%, 1/15/12
					$12

Interest Rate Swap Contracts

The Portfolio had the following interest rate swap agreement(s) open at period end:

						Unrealized
					Notional	Appreciation
	Floating Rate	Pay/Receive	Fixed	Termination	Amount	(Depreciation)
Swap Counterparty	Index	Floating Rate	Rate	Date	(000)	(000)
Citigroup	3 Month LIBOR	Pay	5.37%	5/22/17	$7,800	$185
	3 Month LIBOR	Pay	5.37	5/23/17	7,800	207
	3 Month LIBOR	Pay	5.34	5/24/17	6,800	164
	3 Month LIBOR	Pay	5.02	9/11/17	5,000	(77)
	3 Month LIBOR	Pay	5.24	9/27/17	5,000	14
	3 Month LIBOR	Receive	5.29	9/28/17	6,000	(40)
Deutsche Bank	3 Month LIBOR	Pay	5.39	5/25/17	17,600	494
	3 Month LIBOR	Pay	5.43	5/29/17	12,075	377
JPMorgan Chase	3 Month LIBOR	Pay	5.37	5/23/17	7,800	209
	3 Month LIBOR	Pay	5.34	5/24/17	11,200	272
	3 Month LIBOR	Pay	5.45	5/29/17	11,425	374
	3 Month LIBOR	Pay	5.44	8/20/17	2,300	42
	3 Month LIBOR	Pay	5.09	9/11/17	10,800	(110)
	3 Month LIBOR	Pay	5.16	9/20/17	4,500	(18)
	3 Month LIBOR	Receive	5.23	9/27/17	5,100	(12)
	3 Month LIBOR	Receive	5.30	9/28/17	5,550	(42)
						$2,039

LIBOR       — London Inter Bank Offer Rate

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

September 30, 2007

Investment Overview (unaudited)

Core Plus Fixed Income Portfolio

Performance

For the fiscal year ended September 30, 2007, the Portfolio’s Institutional Class had a total return based on net asset value and reinvestment of distributions per share of 4.77%, net of fees. The Portfolio’s Institutional Class underperformed its benchmark the Lehman Brothers U.S. Aggregate Index (the “Index”) which returned 5.14%.

Factors Affecting Performance

•                  Fears stemming from a residential housing downturn persisted throughout the 12-month period. Confronted with increasing delinquency rates on subprime loans, high-profile hedge fund collapses, and a series of subprime mortgage related credit downgrades, the markets responded severely in the latter months of the reporting period. The impact was exacerbated by an influx of forced sellers looking to liquidate assets to help meet margin calls and capital withdrawals, which fueled concerns about the potential impact on the broader financial markets and economy and led to a flight to quality.

•                  In August, the Federal Open Market Committee (the “Fed”) lowered the discount rate by half a percent, from 6.25% to 5.75%, and began encouraging member banks to make greater use of the discount window without fear of such action being viewed negatively by the Fed. In September, the Fed elected to cut the target federal funds rate by 50 basis points to 4.75%, noting that while economic growth remained moderate, inflation risks remain and “the tightening of credit conditions has the potential to intensify the housing correction and to restrain economic growth.”

•                  U.S. Treasury yields fluctuated throughout the 12-month period, with the yield curve beginning the period relatively flat and ending the period steep. As the yield curve steepened, shorter dated U.S. Treasury yields experienced the greatest decline, while longer dated yields rose slightly. Within the U.S. government sector, Treasuries and agencies outperformed other investment-grade sectors.

•                  The mortgage market was hit by the turmoil affecting residential housing, and especially by its spillover effects on secondary market activity, most notably in the non-agency mortgage area, casting a pall across the entire sector with little regard for whether the securities or loans in question were subprime or prime. The result was a further reduction in mortgage market liquidity, as well as a sharp diminishment in the availability of non-conforming mortgage loans to the general public.

•                  Widening credit spreads led corporate issues to underperform other major asset classes. Within the investment-grade corporate sector, lower-rated (Baa) and higher-rated (AAA) issues outpaced the middle investment grade issues, and intermediate-term issues outperformed longer-dated issues. Within the below investment-grade corporate sector, intermediate-term and lower quality issues outpaced longer term and higher quality issues, respectively. Industrials outpaced utilities and financials, which was the corporate sector hit hardest by the recent liquidity crisis.

•                  A defensive interest rate positioning benefited the Portfolio’s performance for the overall period.

•                  A relative underweight to the corporate sector, in both investment-grade and high-yield, was additive to performance, particularly in the latter months of the reporting year when credit spreads significantly widened. Within the high-yield portion of the Portfolio, an underweight to lower-rated securities also helped boost performance.

•                  Although the Portfolio maintained an underweight to agency mortgage backed securities, holdings here detracted from returns as the recent turmoil in the mortgage market and drying up of liquidity hurt the performance of the sector.

Management Strategies

•                  Throughout the period, we employed a defensive interest rate strategy by maintaining a lower interest rate sensitivity (as measured by duration) than that of the Index. In March of this year, the position was adjusted to underweight longer dated issues and overweight intermediate dated issues. As the spread between intermediate and long date yields widened and the yield curve steepened during the summer, relative performance benefited. Subsequently, in August, we further reduced the Portfolio’s interest rate sensitivity.

•                  We have held an underweight corporate position for some time now, which has benefited relative performance. While we are looking for areas to take advantage of the recent spread widening and add to corporate positions, we remain cautious because we believe the credit market remains vulnerable to potential credit downgrades and/or an economic downturn.

•                  We maintained an underweight position to agency mortgage-backed securities, with a focus on high-coupon, slow-prepaying issues and non-agency mortgages issued to high quality borrowers.

2007 Annual Report

September 30, 2007

Investment Overview (cont’d)

Core Plus Fixed Income Portfolio

* Minimum Investment

In accordance with SEC regulations, the Portfolio’s performance shown assumes that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested. The performance of Investment Class and Adviser Class shares will vary from the Institutional Class shares based upon their different inception dates and will be negatively impacted by additional fees assessed to those classes.

Performance Compared to the Lehman Brothers U.S. Aggregate Index(1) and Lipper Intermediate Investment Grade Debt Funds Index(2)

	Total Returns(3)
		Average Annual
	One	Five	Ten	Since
	Year	Years	Years	Inception(7)

Portfolio — Institutional Class(4)	4.77%	4.96%	5.87%	8.71%
Lehman Brothers U.S. Aggregate Index	5.14	4.13	5.97	8.29
Lipper Intermediate Investment Grade Debt Funds Index	4.69	4.38	5.57	—
Portfolio — Investment Class(5)	4.52	4.79	5.70	6.11
Lehman Brothers U.S. Aggregate Index	5.14	4.13	5.97	6.24
Lipper Intermediate Investment Grade Debt Funds Index	4.69	4.38	5.57	5.84
Portfolio — Adviser Class(6)	4.42	4.69	5.59	5.85
Lehman Brothers U.S. Aggregate Index	5.14	4.13	5.97	6.10
Lipper Intermediate Investment Grade Debt Funds Index	4.69	4.38	5.57	5.71

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Performance assumes that all dividends and distributions, if any, were reinvested. For the most recent month-end performance figures, please visit www.morganstanley.com/im. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

(1)

The Lehman Brothers U.S. Aggregate Index tracks the performance of all U.S. government agency and Treasury securities, investment-grade corporate debt securities, agency mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities. The index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)

The Lipper Intermediate Investment Grade Debt Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Intermediate Investment Grade Debt Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unamanaged and should not be considered an investment. There are currently 30 funds represented in this Index. As of the date of this report, the Portfolio is in the Lipper Intermediate Investment Grade Debt Funds classification.

(3)

Total returns for the Portfolio reflect expenses waived and/or reimbursed, if applicable, by the Adviser. Without such waivers and/or reimbursements, total returns would have been lower. Fee waivers and/or reimbursements are voluntary and the Adviser reserves the right to commence or terminate any waiver and/or reimbursement at any time.

(4)	Commenced operations on November 14, 1984.
(5)	Commenced operations on October 15, 1996.
(6)	Commenced operations on November 7, 1996.
(7)

For comparative purposes, average annual since inception returns listed for the Indexes refer to the inception date or initial offering of the respective share class of the Portfolio, not the inception of the Indexes.

2007 Annual Report

September 30, 2007

Investment Overview (cont’d)

Core Plus Fixed Income Portfolio

Expense Examples

As a shareholder of the Portfolio, you incur two types of costs: (1) transactional costs, including redemption fees; (2) ongoing costs, including management fees, shareholder servicing fees (in the case of Investment Class and Adviser Class); and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended September 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that “Expenses Paid During Period” are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note E in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
		Ending Account	During Period*
	Beginning	Value	April 1, 2007 –
	Account Value	September 30,	September 30,
	April 1, 2007	2007	2007
Institutional Class
Actual	$1,000.00	$1,018.80	$2.18
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.91	2.18
Investment Class
Actual	1,000.00	1,017.20	2.93
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.16	2.94
Adviser Class
Actual	1,000.00	1,017.60	3.44
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.66	3.45

*                 Expenses are equal to Institutional Class’, Investment Class’ and Adviser Class’ annualized net expense ratios of 0.43%, 0.58% and 0.68%, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or investment type, as a percentage of total investments.

*                 Industries and/or investment types which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

2007 Annual Report

September 30, 2007

Portfolio of Investments

Core Plus Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)
Fixed Income Securities (108.2%)
Agency Adjustable Rate Mortgages (3.8%)
Federal Home Loan Mortgage Corp.,
5.33%, 4/1/37	$11,375	$11,372
5.63%, 3/1/37	10,410	10,487
5.73%, 1/1/37	16,602	16,730
Federal National Mortgage Association,
4.74%, 6/1/36	11,500	11,347
7.44%, 5/1/36	14,754	15,099
7.46%, 4/1/36	9,795	10,024
7.47%, 7/1/36	11,105	11,368
7.48%, 7/1/36	611	623
7.49%, 8/1/36	369	378
Government National Mortgage Association,
5.75%, 7/20/25 - 9/20/27	1,017	1,027
6.13%, 10/20/25 - 12/20/27	1,563	1,579
6.38%, 1/20/25 - 1/20/28	9,230	9,339
		99,373
Agency Fixed Rate Mortgages (26.5%)
Federal Home Loan Mortgage Corp.,
Conventional Pools:
10.00%, 10/1/10 - 11/1/20	1,117	1,254
10.50%, 8/1/09 - 10/1/20	243	265
11.00%, 12/1/10 - 9/1/20	292	322
11.25%, 10/1/11 - 12/1/15	129	140
11.50%, 1/1/11 - 12/1/11	2	2
11.75%, 4/1/19	9	9
12.00%, 10/1/09 - 2/1/15	10	10
13.00%, 6/1/19	3	3
14.75%, 3/1/10	1	1
Gold Pools:
6.50%, 3/1/16 - 8/1/33	32,728	33,298
7.00%, 2/1/28 - 7/1/32	2,054	2,134
7.50%, 8/1/17 - 10/1/32	10,912	11,413
8.00%, 11/1/25 - 12/1/31	3,176	3,366
8.50%, 3/1/09 - 8/1/31	6,864	7,359
9.00%, 7/1/17	486	522
9.50%, 1/1/21 - 12/1/22	516	562
10.00%, 6/1/17 - 3/1/21	372	421
10.50%, 11/1/15 - 4/1/21	172	188
12.00%, 10/1/10	4	5
Federal National Mortgage Association,
Conventional Pools:
6.50%, 11/1/23 - 1/1/34	25,680	26,337
7.00%, 11/1/13 - 4/1/36	52,117	54,183
7.50%, 11/1/22 - 8/1/37	37,268	38,892
8.00%, 2/1/12 - 10/1/32	20,098	21,199
8.50%, 11/1/08 - 5/1/32	17,332	18,631
9.00%, 12/1/08 - 1/1/22	961	1,025
9.50%, 11/1/13 - 4/1/30	4,513	4,906
10.00%, 9/1/10 - 10/1/25	802	895
10.50%, 5/1/12 - 7/1/25	605	679
11.00%, 7/1/20 - 11/1/20	101	112
11.50%, 1/1/13 - 2/1/20	191	215
12.00%, 11/1/15	$207	$230
12.50%, 9/1/15 - 2/1/16	34	37
October TBA
5.50%, 10/25/37	(i)68,350	66,951
6.50%, 10/25/37	(i)27,950	28,461
7.00%, 10/1/36	(i)15,375	15,870
November TBA
5.00%, 11/25/37	(i)138,800	132,359
5.50%, 11/25/37	(i)202,200	197,935
7.00%, 11/25/37	(i)8,975	9,255
Government National Mortgage Association,
Various Pools:
9.00%, 12/15/21 - 11/15/24	1,965	2,122
9.50%, 8/15/09 - 12/15/19	1,835	1,991
10.00%, 11/15/09 - 1/15/26	12,254	13,898
10.50%, 7/15/13 - 4/15/25	1,400	1,595
11.00%, 12/15/09 - 2/15/25	3,119	3,511
11.50%, 4/15/13 - 4/20/19	88	101
12.00%, 3/15/11 - 11/15/19	1,508	1,730
12.50%, 6/15/10	6	7
		704,401
Asset Backed Corporates (16.1%)
ACE Securities Corp.,
5.45%, 5/25/34	(h)1,861	1,783
American Express Credit Account Master Trust,
5.75%, 10/15/12	(h)13,950	13,875
Argent Securities, Inc.,
5.18%, 10/25/36	(h)11,177	11,093
Bear Stearns Asset Backed Securities, Inc.,
5.23%, 1/25/37	(h)8,684	8,631
5.33%, 9/25/34	(h)1,501	1,498
5.35%, 3/25/35	(h)1,915	1,911
Capital Auto Receivables Asset Trust,
5.38%, 7/20/10	(h)16,250	16,117
5.76%, 11/15/11	(h)14,725	14,602
5.81%, 5/15/11	(h)21,375	21,242
Capital One Multi-Asset Execution Trust,
5.75%, 7/15/20	13,450	13,534
Carrington Mortgage Loan Trust,
5.44%, 3/25/47	(h)8,805	8,745
Citibank Credit Card Issuance Trust,
5.20%, 3/22/12	(h)15,075	15,015
5.53%, 2/7/10	(h)14,100	14,107
6.88%, 11/16/09	18,410	18,454
Citicorp Residential Mortgage,
5.21%, 9/25/36	(h)67	66
Citigroup Mortgage Loan Trust, Inc.,
5.20%, 1/25/37	(h)11,005	10,978
5.54%, 10/25/34	(h)4	4
Conti Mortgage Home Equity Loan Trust,
8.10%, 8/15/25	99	98
Countrywide Asset Backed Certificates,
5.28%, 7/25/25	(h)4,576	4,561

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

September 30, 2007

Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)
Asset Backed Corporates (cont’d)
First Franklin Mortgage Loan Asset Backed Certificates,
5.18%, 7/25/36	$ (h)6,990	$6,942
5.20%, 2/25/36	(h)5,723	5,700
5.25%, 10/25/35	(h)2,803	2,788
Ford Credit Auto Owner Trust,
5.76%, 4/15/10	(h)25,146	25,051
Fremont Home Loan Owner Trust,
5.18%, 10/25/36	(h)11,872	11,791
GS Mortgage Securities Corp. II,
5.99%, 8/10/45	(h)15,000	15,285
GSAMP Trust,
5.20%, 1/25/37	(h)9,033	8,982
5.25%, 3/25/47	(h)13,422	13,323
Lehman XS Trust,
5.43%, 2/25/46	(e)(h)8,270	8,033
Long Beach Mortgage Loan Trust,
5.22%, 1/25/36	(h)20	20
MBNA Master Credit Card Trust USA,
5.90%, 8/15/11	19,530	19,842
7.80%, 10/15/12	15,505	16,657
Nationstar Home Equity Loan Trust,
5.20%, 9/25/36	(h)57	56
Novastar Home Equity Loan,
5.20%, 11/25/36	(h)45	45
RAAC Series,
5.23%, 9/25/45	(h)3,450	3,420
Residential Asset Mortgage Products, Inc.,
5.20%, 6/25/29	(h)10,795	10,721
5.22%, 10/25/36	(h)8,364	8,300
Securitized Asset Backed Receivable, LLC Trust,
5.20%, 12/25/35	(h)2,450	2,442
5.21%, 11/25/36	(h)12,005	11,890
5.24%, 2/25/37	(h)7,773	7,714
5.26%, 5/25/37	(h)12,379	12,280
SLM Student Loan Trust,
5.35%, 10/25/14	(h)21,847	21,853
Soundview Home Equity Loan Trust,
5.24%, 2/25/37	(h)13,265	13,167
Structured Asset Investment Loan Trust,
5.20%, 3/25/36	(h)24	24
Structured Asset Securities Corp.,
5.22%, 2/25/37	(h)11,191	11,105
5.48%, 12/25/34	(h)22	22
TXU Electric Delivery Transition Bond Co.,
4.81%, 11/17/14	3,115	3,105
Washington Mutual Asset Backed Certificates,
5.24%, 4/25/37	(h)11,505	11,427
		428,299
Collateralized Mortgage Obligations — Agency Collateral Series (0.6%)
Federal Home Loan Mortgage Corp.,
Inv Fl IO
18.50%, 11/15/07	$3	$ @—
Inv Fl IO PAC
3.85%, 3/15/08	43	@—
4.97%, 2/15/08	98	1
Inv Fl IO REMIC
1.75%, 8/15/30	204	13
IO
6.00%, 5/1/31	6,514	1,478
7.50%, 12/1/29	378	128
8.00%, 1/1/28 - 6/1/31	2,663	670
Federal National Mortgage Association,
Inv Fl IO
1.27%, 7/25/34	7,971	381
2.94%, 10/18/30	2,287	156
3.07%, 10/25/28	5,462	241
3.37%, 7/25/30	3,949	375
3.97%, 10/25/07	17	@—
Inv FI IO REMIC
31.94%, 9/25/20	53	88
36.84%, 9/25/22	90	106
IO
1.38%, 3/25/36	57,768	1,228
6.50%, 9/1/29 - 6/25/33	8,022	1,827
7.00%, 4/1/32	4,910	1,381
8.00%, 4/1/24 - 12/1/31	8,835	2,116
8.50%, 10/1/25	270	77
9.00%, 11/1/26	427	109
IO PAC REMIC
6.00%, 8/25/32 - 7/25/33	4,378	910
6.50%, 2/25/33 - 6/25/33	16,669	3,833
8.00%, 9/18/27	1,448	354
Government National Mortgage Association,
Inv Fl IO
2.40%, 5/16/31	6,442	645
2.45%, 8/16/31	2,191	187
2.85%, 8/16/29	318	35
		16,339
Collateralized Mortgage Obligations — Non Agency Collateral Series (7.1%)
Banc of America Commercial Mortgage, Inc.,
5.84%	(h)(o)11,000	11,077
5.87%	(h)(o)7,525	7,607
Bear Stearns Commercial Mortgage Securities,
5.90%, 6/11/40	(h)7,925	8,033
Bear Stearns Structured Products, Inc.,
IO
1.21%, 3/27/36	(e)94,647	1,567
1.27%, 2/27/36	(e)126,204	2,465
1.41%, 1/27/37	(e)174,665	5,048
1.45%, 1/27/36	(e)214,782	6,712

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

September 30, 2007

Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)
Collateralized Mortgage Obligations — Non Agency Collateral Series (cont’d)
1.46%, 1/27/36 - 5/27/36	$ (e)310,872	$8,133
2.02%, 5/25/37	(e)256,468	8,592
Citigroup Commercial Mortgage Trust,
5.89%	(h)(o)9,700	9,825
Commercial Mortgage Pass Through Certificates,
6.01%	(h)(o)11,975	12,228
Countrywide Alternative Loan Trust,
2.37%, 2/25/47	(e)154,565	5,376
IO
1.19%, 3/20/46	54,701	2,272
1.51%, 3/20/47	108,989	5,598
1.66%, 12/20/35	(e)(h)57,325	1,527
1.90%, 5/25/47	(e)57,362	2,268
2.07%, 12/20/46	128,424	5,739
2.09%, 2/25/37	61,664	2,967
2.14%, 12/20/35	(e)(h)79,610	3,159
Credit Suisse Mortgage Capital Certificates,
5.91%, 6/15/39	(h)10,815	10,956
Greenpoint Mortgage Funding Trust,
IO
0.81%, 8/25/45 - 10/25/45	79,281	2,267
GS Mortgage Securities Corp.,
IO
2.60%, 3/25/36	(e)(h)23,273	811
Harborview Mortgage Loan Trust,
IO
1.24%, 6/19/35	(h)44,398	943
1.53%, 5/19/35	(h)58,410	1,259
1.89%, 3/19/37	(h)51,796	2,201
PO
3/19/37	29	22
Harborview NIM Corp.,
IO
Zero Coupon, 12/15/36	(e)(h)6,034	3,304
Indymac Index Mortgage Loan Trust,
IO
1.43%, 7/25/35	(h)39,440	1,380
Kidder Peabody Mortgage Assets Trust,
IO
9.50%, 4/22/18	3	1
Lehman Brothers Commercial Conduit Mortgage Trust,
6.13%, 7/15/44	(h)10,575	10,898
Lehman Brothers-UBS Commercial Mortgage Trust,
5.43%, 2/15/40	7,425	7,341
5.86%, 7/17/40	(h)11,500	11,500
Residential Accredit Loans, Inc.,
2.76%, 5/25/47	(e)(h)167,640	7,125
Wachovia Bank Commercial Mortgage Trust,
5.34%, 12/15/43	7,725	7,579
6.10%, 2/15/51	(h)10,550	10,837
		188,617
Finance (5.5%)
AIG SunAmerica Global Financing VI,
6.30%, 5/10/11	$ (e)9,957	$10,277
American General Finance Corp.,
4.63%, 5/15/09 - 9/1/10	2,415	2,390
AXA Financial, Inc.,
6.50%, 4/1/08	5,450	5,481
Capmark Financial Group, Inc.,
5.88%, 5/10/12	(e)3,680	3,355
6.30%, 5/10/17	(e)1,495	1,303
Catlin Insurance Co., Ltd.,
7.25%	(e)(h)(o)4,980	4,705
CIT Group, Inc.,
3.65%, 11/23/07	2,385	2,374
Countrywide Home Loans, Inc.,
3.25%, 5/21/08	(c)3,040	2,930
Farmers Exchange Capital,
7.05%, 7/15/28	(c)(e)100	100
Farmers Insurance Exchange,
8.63%, 5/1/24	(e)6,970	8,008
General Electric Capital Corp.,
4.25%, 12/1/10	(c)2,180	2,135
Goldman Sachs Capital II,
5.79%	(h)(o)4,875	4,618
HSBC Finance Corp.,
4.13%, 12/15/08	(c)10	10
5.88%, 2/1/09	(c)9,960	10,039
6.38%, 10/15/11	60	62
6.75%, 5/15/11	735	767
8.00%, 7/15/10	1,100	1,181
JPMorgan Chase & Co.,
6.00%, 2/15/09	7,660	7,764
Marshall & Ilsley Bank,
3.80%, 2/8/08	6,390	6,353
Mantis Reef Ltd.,
4.69%, 11/14/08	(e)4,615	4,593
MBNA Corp.,
5.79%, 5/5/08	(c)(h)4,775	4,789
Metlife, Inc.,
6.13%, 12/1/11	45	47
Nationwide Building Society,
4.25%, 2/1/10	(e)5,000	4,900
Platinum Underwriters Finance, Inc.,
7.50%, 6/1/17	3,015	3,198
Platinum Underwriters Holdings Ltd.,
6.37%, 11/16/07	2,900	2,898
SLM Corp.,
4.00%, 1/15/10	3,595	3,370
Two-Rock Pass Through Trust,
6.44%	(e)(h)(o)2,930	2,476
Unicredit Luxembourg Finance S.A.,
5.41%, 10/24/08	(e)(h)8,220	8,226
USB Capital IX,
6.19%	(h)(o)4,795	4,802

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

September 30, 2007

Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)
Finance (cont’d)
Wachovia Capital Trust Ill,
5.80%	$ (h)(o)13,545	$13,464
Washington Mutual Bank FA,
5.50%, 1/15/13	25	24
Washington Mutual Preferred Funding II,
6.67%	(e)(h)(o)1,300	1,122
Washington Mutual, Inc.,
8.25%, 4/1/10	5,330	5,626
World Financial Properties,
6.91%, 9/1/13	(e)1,077	1,112
6.95%, 9/1/13	(e)6,794	7,019
Xlliac Global Funding,
4.80%, 8/10/10	(e)5,360	5,334
		146,852
Industrials (5.7%)
America West Airlines, Inc.,
7.10%, 4/2/21	43	45
ArvinMeritor, Inc.,
8.75%, 3/1/12	(c)3,695	3,787
AT&T Corp.,
6.15%, 9/15/34	3,110	3,084
8.00%, 11/15/31	5,300	6,468
Brookfield Asset Management, Inc.,
5.80%, 4/25/17	1,605	1,610
7.13%, 6/15/12	4,680	5,022
Caterpillar Financial Services Corp.,
3.63%, 11/15/07	1,090	1,088
Clorox Co.,
5.83%, 12/14/07	(h)5,160	5,166
Comcast Cable Communications, Inc.,
6.75%, 1/30/11	2,515	2,611
7.13%, 6/15/13	1,000	1,066
ConAgra Foods, Inc.,
7.00%, 10/1/28	1,505	1,584
8.25%, 9/15/30	1,920	2,275
Consumers Energy Co.,
4.00%, 5/15/10	1,410	1,370
4.80%, 2/17/09	2,100	2,091
Cooper Industries, Inc.,
5.25%, 11/15/12	3,490	3,482
CVS/Caremark Corp.,
5.75%, 8/15/11 - 6/1/17	3,365	3,331
6.04%, 12/10/28	(c)(e)4,884	4,758
DaimlerChrysler N.A. Holding Corp.,
7.20%, 9/1/09	25	26
8.50%, 1/18/31	(c)2,320	2,884
Delhaize America, Inc.,
9.00%, 4/15/31	4,841	5,791
Echostar DBS Corp.,
6.38%, 10/1/11	4,850	4,886
6.63%, 10/1/14	545	549
FBG Finance Ltd.,
5.13%, 6/15/15	(e)3,825	3,613
Ford Motor Credit Co.,
7.25%, 10/25/11	$3,985	$3,738
France Telecom S.A.,
8.50%, 3/1/31	(c)4,130	5,324
General Mills, Inc.,
3.88%, 11/30/07	20	20
General Motors Acceptance Corp.,
6.88%, 9/15/11	(c)7,430	7,077
Home Depot, Inc., (The)
5.82%, 12/16/09	(h)5,975	5,900
Hospira, Inc.,
5.68%, 3/30/10	(h)5,425	5,382
ICI Wilmington, Inc.,
4.38%, 12/1/08	2,040	2,031
Interpublic Group of Cos., Inc.,
6.25%, 11/15/14	2,365	2,129
Kroger Co. (The),
6.40%, 8/15/17	(c)1,080	1,103
LG Electronics, Inc.,
5.00%, 6/17/10	(e)2,765	2,738
Miller Brewing Co.,
4.25%, 8/15/08	(e)3,885	3,847
Pilgrim’s Pride Corp.,
7.63%, 5/1/15	(c)2,540	2,591
Sprint Capital Corp.,
8.75%, 3/15/32	845	972
Systems 2001 Asset Trust, LLC,
6.66%, 9/15/13	(e)5,196	5,477
Telecom Italia Capital S.A.,
4.00%, 11/15/08 - 1/15/10	5,345	5,207
Telefonica Europe B.V.,
8.25%, 9/15/30	(c)4,380	5,250
Time Warner, Inc.,
5.73%, 11/13/09	(h)7,390	7,307
Union Pacific Corp.,
5.45%, 1/31/13	6,135	6,095
6.63%, 2/1/08	1,225	1,229
6.79%, 11/9/07	1,020	1,021
Verizon New England, Inc.,
6.50%, 9/15/11	2,100	2,178
Viacom, Inc.,
6.88%, 4/30/36	3,720	3,716
WellPoint, Inc.,
3.75%, 12/14/07	1,010	1,006
Yum! Brands, Inc.,
8.88%, 4/15/11	3,140	3,506
		151,431
Mortgages — Other (31.0%)
American Express Co.,
9.63%, 12/1/12	(d)(k)22	22
American Home Mortgage Assets,
5.26%, 3/25/47	(h)14,461	14,094
5.32%, 10/25/46 - 6/25/47	(h)40,772	39,577
5.36%, 5/25/46 - 9/25/46	(h)19,746	19,457

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

September 30, 2007

Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)
Mortgages — Other (cont’d)
5.37%, 6/25/47	$ (h)2,952	$2,805
5.43%, 6/25/47	(h)8,570	7,680
American Home Mortgage Investment Trust,
5.32%, 5/25/47	17,829	17,508
American Housing Trust,
9.55%, 9/25/20	29	29
Banc of America Funding Corp.,
5.85%, 9/20/35	(h)4,213	4,170
Bear Stearns Mortgage Funding Trust,
5.30%, 3/25/37	(h)9,911	9,687
5.33%, 9/25/36	(h)93	91
5.34%, 12/25/36	(h)16,723	16,354
5.38%, 7/25/36	(h)12,165	11,489
Bear Stearns Structured Products,
6.50%, 3/27/36 - 5/27/36	(e)2,641	2,461
Countrywide Alternative Loan Trust,
5.30%, 5/25/47	(h)16,596	16,207
5.32%, 10/25/46	(h)16,455	16,102
5.36%, 7/25/46 - 6/25/47	(h)25,158	24,462
5.40%, 7/25/46	87	85
5.65%, 5/20/46	(h)45	45
5.76%, 11/20/35	(h)3,530	3,514
5.77%, 5/20/46	(h)12,759	12,435
5.79%, 8/25/35	(h)2,908	2,891
6.68%, 2/25/36	(h)67	66
Countrywide Home Loan Mortgage Pass Through Trust,
5.40%, 4/25/46	(h)7,190	7,110
5.43%, 4/25/36	(h)65	64
Deutsche ALT-A Securities, Inc., Alternate Loan Trust,
5.28%, 2/25/47	(h)18,318	17,914
5.81%, 2/25/47	(h)6,978	6,594
Deutsche ALT-A Securities, Inc., NIM Trust,
6.75%, 2/25/47	(e)3,538	3,402
Downey Savings & Loan Association Mortgage Loan Trust,
5.70%, 11/19/37	(h)13,700	13,417
5.92%, 4/19/46	(h)8,818	8,724
Federal Home Loan Mortgage Corp.,
5.85%, 10/1/36	(h)13,428	13,572
PAC
9.50%, 4/15/20	3	3
Federal National Mortgage Association,
Conventional Pool:
7.00%, 9/25/32	3,213	3,359
Greenpoint Mortgage Funding Trust,
5.30%, 4/25/47	(h)13,762	13,460
5.45%, 3/25/36	(h)11,032	10,843
GSR Mortgage Loan Trust,
5.32%, 8/25/46	(h)111	109
5.39%, 8/25/46	(h)14,439	14,040
Harborview Mortgage Loan Trust,
5.40%, 7/21/36	(h)12,658	12,397
5.71%, 11/19/36	(h)15,451	15,151
5.59%, 1/19/38	(h)3,771	3,754
5.63%, 3/19/37	(h)9,169	8,940
5.65%, 3/19/38	$ (h)11,625	$11,343
5.68%, 11/19/36	(h)19,685	19,269
5.69%, 1/19/38	(h)17,036	16,642
5.70%, 9/19/36 - 3/19/38	(h)18,558	18,132
5.73%, 7/19/46	(h)9,763	9,505
5.74%, 11/19/36 - 3/19/37	(h)5,231	5,104
5.75%, 10/19/37	(h)11,160	10,949
5.84%, 1/19/36	(h)48	47
5.88%, 11/19/35	(h)5,564	5,422
Harborview NIM Corp.,
6.40%, 3/19/37	(e)2,658	2,638
6.41%, 3/19/38	(e)4,454	4,432
Indymac Index Mortgage Loan Trust,
5.23%, 2/25/37	(h)11,820	11,735
5.51%, 10/25/36	(h)7,082	6,906
5.25%, 7/25/46	(h)16,235	16,135
5.34%, 11/25/36	(h)16,794	16,421
5.38%, 6/25/46	(h)90	87
5.41%, 7/25/35	(h)2,899	2,818
JPMorgan Chase Commercial Mortgage Securities Corp.,
5.44%, 6/12/47	10,700	10,573
5.94%	(h)(o)10,700	10,842
6.01%	(h)(o)15,650	15,956
Lehman XS Net Interest Margin Notes,
6.25%, 6/28/46	1,311	1,305
Luminent Mortgage Trust,
5.33%, 10/25/46	(h)13,549	13,256
5.35%, 12/25/36	(h)17,739	17,259
5.37%, 4/25/36	(h)7,455	7,304
5.41%, 2/25/46	(h)62	61
Mastr Adjustable Rate Mortgages Trust,
5.24%, 5/25/47	(h)4,620	4,607
5.38%, 4/25/46	(h)52	51
Merrill Lynch Mortgage Investors, Inc.,
5.25%, 8/25/35	(h)747	748
Mid-State Trust,
8.33%, 4/1/30	75	78
Pelican Homestead Savings Association,
9.36%, 10/1/07	(d)(k)18	18
Residential Accredit Loans, Inc.,
2.80%, 3/25/47	(e)96,296	3,852
5.27%, 2/25/37	(h)12,977	12,664
5.29%, 2/25/37 - 3/25/47	(h)39,018	38,180
5.32%, 12/25/36	(h)14,502	14,248
5.33%, 6/25/37	(h)28,308	27,729
5.36%, 6/25/46	(h)101	99
5.39%, 2/25/46	(h)4,450	4,368
5.40%, 2/25/46	(h)3,435	3,392
Ryland Acceptance Corp. IV,
6.65%, 7/1/11	233	232
Structured Adjustable Rate Mortgage Loan Trust,
5.39%, 5/25/36	4,495	4,432
5.43%, 9/25/34	(h)1,074	1,073
Structured Asset Mortgage Investments, Inc.,
5.32%, 2/25/36	(h)5,207	5,109

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

September 30, 2007

Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

Face
Amount	Value
(000)	(000)
Mortgages — Other (cont’d)
5.33%, 10/25/36	$	(h)88	$87
5.36%, 8/25/36	(h)11,167	10,948
5.40%, 4/25/36	(h)13,044	12,894
5.41%, 7/25/36	(h)6,551	6,382
Washington Mutual Alternative Mortgage Pass Through Certificates,
5.32%, 7/25/46	(h)48	48
5.43%, 10/25/46	(h)9,013	8,573
5.92%, 4/25/46	(h)10,398	10,142
5.94%, 8/25/46	(h)10,250	10,004
Washington Mutual MSC Mortgage Pass Through Certificates,
5.33%, 12/25/46	(h)10,944	10,738
Washington Mutual, Inc.,
5.21%, 6/25/46	(h)7	7
5.38%, 11/25/45 - 12/25/45	(h)6,870	6,839
5.39%, 10/25/45	(h)1,799	1,795
5.40%, 4/25/45	(h)45	45
5.42%, 8/25/45	(h)818	816
5.49%, 7/25/45	(h)33	32
5.92%, 5/25/46	(h)6,732	6,459
Zuni Mortgage Loan Trust,
5.26%, 8/25/36	(h)6,770	6,719
821,633
Sovereign (1.4%)
Government of Argentina,
5.83%, 12/31/33	4,113	3,706
Government of Japan,
0.30%, 3/20/08	JPY	3,045,000	26,474
United Mexican States,
9.50%, 12/18/14	MXN	75,635	7,547
37,727
U.S. Treasury Securities (8.6%)
U.S. Treasury Bonds,
4.50%, 2/15/36	$	(c)10,550	10,005
5.38%, 2/15/31	(c)38,800	41,546
5.50%, 8/15/28	(c)75	81
6.13%, 8/15/29	(c)94,745	110,556
6.38%, 8/15/27	(c)15,140	17,971
U.S. Treasury Notes,
2.63%, 5/15/08	(c)45,000	44,592
4.25%, 8/15/13 - 11/15/13	3,045	3,039
227,790
Utilities (1.9%)
Ameren,
6.40%, 6/15/17	3,495	3,608
Appalachian Power Co.,
5.65%, 8/15/12	1,395	1,406
Arizona Public Service Co.,
5.80%, 6/30/14	3,935	3,901
CenterPoint Energy Resources Corp.,
6.25%, 2/1/37	1,130	1,113
7.88%, 4/1/13	(c)730	798
Consolidated Natural Gas Co.,
6.25%, 11/1/11	$1,760	$1,811
Detroit Edison Co.,
6.13%, 10/1/10	2,590	2,677
Entergy Gulf States, Inc.,
3.60%, 6/1/08	1,705	1,679
5.98%, 12/1/09	(h)1,995	1,980
6.47%, 12/8/08	(e)(h)4,225	4,241
Kinder Morgan Finance Co.,
5.70%, 1/5/16	(c)3,970	3,628
NiSource Finance Corp.,
6.06%, 11/23/09	(h)2,785	2,764
7.88%, 11/15/10	3,590	3,845
Ohio Power Co.,
6.00%, 6/1/16	3,605	3,628
Plains All American Pipeline, LP,
6.70%, 5/15/36	(c)3,635	3,651
PSEG Energy Holdings, LLC,
8.63%, 2/15/08	(c)2,547	2,573
Public Service Electric & Gas Co.,
5.00%, 1/1/13	20	20
Texas Eastern Transmission, LP,
7.00%, 7/15/32	2,295	2,431
TXU Energy Co., LLC,
7.00%, 3/15/13	3,155	3,469
Wisconsin Electric Power Co.,
3.50%, 12/1/07	565	563
49,786
Total Fixed Income Securities (Cost $2,923,428)	2,872,248

No. of
Contracts
Put Options Purchased (0.0%)
90 Day EuroDollar
12/07 @ 94.75	(a)6,220	661
3/08 @ 94.75	(a)2,158	236
Total Put Options Purchased (Cost $1,824)	897

Shares
Preferred Stock (0.4%)
Mortgages — Other (0.4%)
Home Ownership Funding Corp.,
13.33% (Cost $8,816)	(e)65	9,673

Face
Amount
(000)
Short-Term Investments (11.0%)
Short-Term Debt Securities held as Collateral on Loaned Securities (2.2%)
AIG Match Funding Corp.,
5.73%, 10/17/07	$	(h)2,377	2,377
Alliance & Leicester plc,
5.83%, 10/9/07	(h)1,698	1,698
Bancaja,
5.36%, 10/19/07	849	849
Bank of New York Co., Inc.,
5.82%, 10/10/07	(h)849	849

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

September 30, 2007

Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)
Short-Term Debt Securities held as Collateral on Loaned Securities (cont’d)
BASF AG,
5.36%, 10/22/07	$ (h)849	$849
BNP Paribas plc,
5.50%, 11/19/07	(h)1,698	1,698
CAM US Finance S.A. Unipersonal,
5.37%, 10/3/07	3,395	3,395
Canadian Imperial Bank of Commerce, New York,
4.92%, 10/1/07	(h)1,698	1,698
CC USA, Inc.,
4.68%, 10/1/07	(h)848	848
CIT Group Holdings,
5.38%, 10/18/07	(h)3,056	3,056
Citigroup Global Markets Holdings, Inc.,
5.26%, 10/1/07	6,728	6,728
Credit Suisse First Boston, New York,
4.82%, 10/1/07	(h)1,698	1,698
First Tennessee Bank,
5.76%, 10/17/07	(h)849	849
5.77%, 10/17/07	(h)3,395	3,395
Goldman Sachs Group, Inc.,
5.37%, 10/1/07	849	849
5.82%, 10/15/07	(h)1,596	1,596
HSBC Finance Corp.,
5.81%, 10/9/07	(h)849	849
IBM Corp.,
5.79%, 10/9/07	3,395	3,395
Macquarie Bank Ltd.,
5.17%, 10/22/07	(h)1,698	1,698
Marshall & Ilsley Bank,
5.37%, 12/17/07	1,702	1,702
Metropolitan Life Global Funding,
5.13%, 10/22/07	(h)2,546	2,546
National Bank of Canada,
5.66%, 10/2/07	(h)3,395	3,395
National Rural Utilities Cooperative Finance Corp.,
5.73%, 10/1/07	(h)3,395	3,395
Nationwide Building Society,
5.28%, 12/28/07	1,969	1,969
Societe Generale, New York,
5.11%, 10/31/07	(h)4,074	4,074
Unicredito Delaware, Inc.,
5.77%, 10/15/07	(h)1,867	1,867
Unicredito Italiano Bank (Ireland) plc,
5.84%, 10/9/07	(h)1,188	1,188
		58,510

	Shares
Investment Company (8.7%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class	(p)230,944,934	230,945

	Face
	Amount	Value
	(000)	(000)
U.S. Treasury Security (0.1%)
U.S. Treasury Bill
4.85%, 1/10/08	$ (c)(j)(r)2,810	$2,780
Total Short-Term Investments (Cost $292,229)		292,235
Total Investments (119.6%) (Cost $3,226,297) — Including $207,604 of Securities Loaned		3,175,053
Liabilities in Excess of Other Assets (-19.6%)		(519,606)
Net Assets(100%)		$2,655,447

(a)	Non-income producing security.
(c)	All or a portion of security on loan at September 30, 2007.
(d)	Security was valued at fair value — At September 30, 2007, the Portfolio held $40,000 of fair valued securities, representing less than 0.05% of net assets.
(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2007.
(i)	Security is subject to delayed delivery.
(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(k)	Security has been deemed illiquid at September 30, 2007.
(o)

Perpetual — Security does not have a predetermined maturity date. Rate for this security is fixed for a period of time then reverts to a floating rate. The interest rate shown is the rate in effect at September 30, 2007.

(p)

See Note F within the Notes to Financial Statements regarding investment in Morgan Stanley Institutional Liquidity Government Portfolio — Institutional Class, Morgan Stanley Institutional Liquidity Money Market Portfolio -— Institutional Class and/or Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio — Institutional Class.

(r)	Rate shown is the Yield to Maturity at September 30, 2007.
@	Value is less than $500.
Inv Fl	Inverse Floating Rate — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at September 30, 2007.
IO	Interest Only
JPY	Japanese Yen
MXN	Mexican Peso
PAC	Planned Amortization Class
PO	Principal Only
REMIC	Real Estate Mortgage Investment Conduit
TBA	To Be Announced

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
EUR	19,754	$28,196	11/14/07	USD	27,094	$27,094	$(1,102)

EUR — Euro

USD — United States Dollar

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

September 30, 2007

Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
U.S. Treasury
2 yr. Note	626	$129,611	Dec-07	$208
U.S. Treasury
5 yr. Note	2,968	317,669	Dec-07	1,932
EuroDollar
CME	617	146,777	Dec-07	751
EuroDollar
CME	617	147,278	Mar-08	1,168
EuroDollar
CME	617	147,502	Jun-08	1,322
EuroDollar
CME	617	147,602	Sep-08	1,406
EuroDollar
CME	617	$147,594	Dec-08	$1,434
EuroDollar
CME	617	147,486	Mar-09	1,403
EuroDollar
CME	617	147,309	Jun-09	(143)
Short:
U.S. Treasury
10 yr. Note	518	56,608	Dec-07	157
U.S. Treasury
Long Bond	3,502	389,926	Dec-07	739
				$10,377

Credit Default Swap Contracts

The Portfolio had the following credit default swap agreement(s) open at period end:

					Unrealized
		Notional			Appreciation
	Buy/Sell	Amount	Pay/Receive	Termination	(Depreciation)
Swap Counterparty and Reference Obligation	Protection	(000)	Fixed Rate	Date	(000)
Bank of America	Buy	$7,950	1.19%	03/20/12	$(125)
The Gap, Inc., 8.80%, 12/15/08
Citigroup	Buy	8,000	0.43	03/20/12	(15)
Tyco International Ltd., Zero Coupon, 11/17/20
Goldman Sachs	Buy	7,800	0.80	03/20/11	(129)
Tyco International Ltd., 6.38%, 10/15/11
Goldman Sachs	Buy	40,500	0.75	06/20/11	754
Dow Jones CDX North America Investment Grade High Volatility Index, Series 7
Goldman Sachs	Buy	53,000	0.75	12/20/11	1,200
Dow Jones CDX North America Investment Grade High Volatility Index, Series 7
Goldman Sachs	Buy	13,000	0.12	12/20/11	65
The Hartford Financial Services Group, Inc., 4.75%, 3/1/14
Goldman Sachs	Buy	4,240	0.15	12/20/11	23
Motorola, Inc., 6.50%, 9/1/25
Goldman Sachs	Buy	8,800	0.16	12/20/11	46
Motorola, Inc., 6.50%, 9/1/25
Goldman Sachs	Buy	13,200	0.10	03/20/12	74
The Chubb Corp., 6.00%, 11/15/11
Goldman Sachs	Buy	6,650	0.22	03/20/12	(8)
Dell, Inc., 7.10%, 4/15/28
JPMorgan Chase	Buy	5,390	0.65	03/20/11	(92)
Tyco International Ltd., 2.75%, 1/15/18
JPMorgan Chase	Buy	2,330	1.18	06/20/14	24
Belo Corp., 8.00%, 11/1/08
JPMorgan Chase	Buy	6,300	1.30	06/20/14	22
Belo Corp., 8.00%, 11/1/08
Lehman Brothers	Buy	6,500	0.20	12/20/11	5
Union Pacific Corp., 6.13%, 1/15/12
					$1,844

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

September 30, 2007

Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

The Portfolio had the following interest rate swap agreement(s) open at period end:

						Unrealized
					Notional	Appreciation
	Floating Rate	Pay/Receive	Fixed	Termination	Amount	(Depreciation)
Swap Counterparty	Index	Floating Rate	Rate	Date	(000)	(000)
Citigroup	3 Month LIBOR	Pay	5.33%	5/22/17	$55,500	$1,319
	3 Month LIBOR	Pay	5.37	5/23/17	65,500	1,739
	3 Month LIBOR	Pay	5.41	5/25/17	26,200	788
	3 Month LIBOR	Pay	5.44	5/29/17	78,200	2,514
	3 Month LIBOR	Pay	5.02	9/11/17	40,000	(624)
	3 Month LIBOR	Receive	5.29	9/28/17	45,000	(298)
Deutsche Bank	3 Month LIBOR	Pay	5.35	5/24/17	75,500	1,886
	3 Month LIBOR	Pay	5.39	5/25/17	95,775	2,693
	3 Month LIBOR	Pay	5.43	5/29/17	101,350	3,170
JPMorgan Chase	3 Month LIBOR	Pay	5.37	5/23/17	22,700	612
	3 Month LIBOR	Pay	5.34	5/24/17	50,000	1,213
	3 Month LIBOR	Pay	5.08	9/11/17	88,500	(907)
	3 Month LIBOR	Pay	5.16	9/20/17	37,000	(149)
	3 Month LIBOR	Receive	5.23	9/27/17	46,000	(107)
	3 Month LIBOR	Receive	5.30	9/28/17	47,000	(353)
Lehman Brothers	3 Month LIBOR	Pay	5.34	5/24/17	24,500	587
	3 Month LIBOR	Pay	5.40	5/25/17	25,000	731
						$14,814

CME	Chicago Mercantile Exchange
LIBOR —	London Inter Bank Offer Rate

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

September 30, 2007

Investment Overview (unaudited)

High Yield Portfolio

The High Yield Portfolio seeks above-average total return over a market cycle of three to five years. The Portfolio invests primarily in high yield securities (commonly referred to as “junk bonds”). The Portfolio also may invest in investment grade fixed income securities, including U.S. government, corporate and mortgage securities. The Portfolio may invest to a limited extent in foreign fixed income securities, including emerging market securities. The Portfolio will ordinarily seek to maintain an average weighted maturity in excess of five years, although there is no minimum or maximum maturity for any individual security. The Portfolio may invest in asset-backed securities and may use futures, options, forwards, collateralized mortgage obligations, swaps, options on swaps and other derivatives. High yield fixed income securities represent a much greater risk of default and tend to be more volatile than higher rated bonds.

Performance

For the fiscal year ended September 30, 2007, the Portfolio’s Institutional Class had a total return based on net asset value and reinvestment of distributions per share of 7.38%, net of fees. The Portfolio’s Institutional Class underperformed against its benchmark the Lehman Brothers U.S. Corporate High Yield - 2% Issuer Cap Index (the “Index”) which returned 7.61%.

Factors Affecting Performance

•      Strong fundamental and technical factors supported the high yield market for much of the 12-month reporting period, helping it to outperform Treasuries for the first eight months. In June, however, a combination of factors including the contagion effect of the troubled subprime mortgage market, increased market volatility, falling equity prices, and a heavy new-issue calendar put downward pressure on the high yield market, and Treasuries rallied. In August, however, the high yield market rebounded and in September, outperformed Treasuries. The strong returns of the high yield market in the last month of the period were fueled in part by the aggressive 50 basis point cut in the target federal funds rate mid-month, which helped boost investor confidence in the market and willingness to take on more risk.

•      High yield credit spreads tightened throughout much of the period, widened in July and August, then tightened again in September to end the period 434 basis points over Treasuries. The lower-quality tiers of the high yield market turned in the best performance through June, with CCC rated bonds outperforming higher-quality issues. In July and August, higher-quality B and BB rated bonds outperformed but a renewed appetite for risk in September led CCC rated issues to once again outperform higher-rated issues.

•      New-issue supply was strong overall, particularly in May and June when monthly issuance reached approximately $25 billion. The new-issue market essentially closed in July and August when only $5 billion and $3 billion, respectively, came to market but reopened slightly in September.

•      The most significant driver of the Portfolio’s performance during the period was its defensive positioning in terms of credit quality. We have long been of the opinion that high yield credit spreads are too tight, and have continued to position the Portfolio defensively with an emphasis on higher-quality securities. Although this stance detracted from performance when the lowest-quality tiers of the market outperformed, it was beneficial when the market’s flight to quality during the summer months boosted the performance of higher-rated bonds.

•      The Portfolio’s interest rate positioning was also somewhat defensive in that its duration was below that of the Index. The lower relative sensitivity to interest rate changes had a small positive impact on performance early in the reporting period as interest rates remained fairly stable, but dampened performance somewhat in the first calendar quarter of the year when rates declined. In April, however, we repositioned the Portfolio to benefit from a steepening yield curve, while still maintaining a slightly shorter duration. This stance was additive to returns in the latter months of the period when the flight to quality forced yields lower on the front end of the curve and the curve steepened.

•      Strong security selection in various sectors, including energy and paper & forest products, added to relative returns, as well as an underweight to the building product/home builders sector. Conversely, security selection in the auto/vehicle parts, financials, and gaming/lodging sectors and an underweight to the utilities sector detracted from overall performance.

Management Strategies

•      In our opinion, while current spreads are more realistic, they still remain tighter than long-term historical averages and therefore, unattractive given the possibility of slower economic growth in the coming months. For this reason, we continue to feel that it is prudent to maintain the Portfolio’s defensive posture, but will continue to look for attractive opportunities to add value to the Portfolio.

2007 Annual Report

September 30, 2007

Investment Overview (cont’d)

High Yield Portfolio

•      We kept the Portfolio well-diversified across a varied group of approximately 120 issuers to help minimize the Portfolio’s credit risk. As of the end of the period, the average credit quality of the Portfolio stood between BB- and B+, which is higher than that of the Index.

•      We continued to implement strategic overweights in securities and sectors that we believed offered the most attractive risk profiles. As of the end of the reporting period, the Portfolio’s major sector overweights were in the health care, food/tobacco, and auto/vehicle parts sectors. The largest sector underweights were in technology, cable, media and telecommunications.

*      Minimum Investment

In accordance with SEC regulations, the Portfolio’s performance shown assumes that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested. The performance of Investment Class and Adviser Class shares will vary from the Institutional Class shares based upon their different inception dates and will be negatively impacted by additional fees assessed to those classes.

Performance Compared to the Lehman Brothers U.S. Corporate High Yield - 2% Issuer Cap Index(1), and the Lipper High Current Yield Funds Index(2)

	Total Returns(3)
		Average Annual
	One	Five	Ten	Since
	Year	Years	Years	Inception(6)

Portfolio — Institutional Class(4)	7.38%	11.44%	3.07%	7.28%
Lehman Brothers U.S. Corporate High Yield - 2% Issuer Cap Index	7.61	12.37	5.91	—
Lipper High Current Yield Funds Index	7.73	11.65	4.25	7.19
Portfolio — Adviser Class(5)	7.26	11.20	2.86	3.83
Lehman Brothers U.S. Corporate High Yield - 2% Issuer Cap Index	7.61	12.37	5.91	6.44
Lipper High Current Yield Funds Index	7.73	11.65	4.25	4.94

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Performance assumes that all dividends and distributions, if any, were reinvested. For the most recent month-end performance figures, please visit www.morganstanley.com/im. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

(1)

The Lehman Brothers U.S. Corporate High Yield - 2% Issuer Cap Index is the 2% Issuer Cap component of the Lehman Brothers U.S. Corporate High Yield Index which covers the U.S. dollar-denominated, non-investment grade, fixed rate, taxable corporate bond market. Securities are classified as high-yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. The Index excludes emerging markets debt. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)

The Lipper High Current Yield Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper High Current Yield Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. As of the date of this report, the Portfolio is in the Lipper High Current Yield Funds classification.

(3)

Total returns for the Portfolio reflect expenses waived and/or reimbursed, if applicable, by the Adviser. Without such waivers and/or reimbursements, total returns would have been lower. Fee waivers and/or reimbursements are voluntary and the Adviser reserves the right to commence or terminate any waiver and/or reimbursement at any time.

(4)	Commenced operations on February 28, 1989.
(5)	Commenced operations on January 31, 1997.
(6)

For comparative purposes, average annual since inception returns listed for the Indexes refer to the inception date or initial offering of the respective share class of the Portfolio, not the inception of the Indexes.

Expense Examples

As a shareholder of the Portfolio, you incur two types of costs: (1) transactional costs, including redemption fees; (2) ongoing costs, including management fees, shareholder servicing fees (in the case of Adviser Class); and other Portfolio expenses. These examples are intended to help you understand your

2007 Annual Report

September 30, 2007

Investment Overview (cont’d)

High Yield Portfolio

ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended September 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that “Expenses Paid During Period” are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note E in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
		Ending Account	During Period*
	Beginning	Value	April 1, 2007 —
	Account Value	September 30,	September 30,
	April 1, 2007	2007	2007
Institutional Class
Actual	$1,000.00	$1,015.30	$3.28
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.81	3.29

Adviser Class
Actual	1,000.00	1,013.80	4.54
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.56	4.56

*      Expenses are equal to Institutional Class’ and Adviser Class’ annualized net expense ratios of 0.65% and 0.90%, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or investment type, as a percentage of total investments.

*      Industries and/or investment types which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

2007 Annual Report

September 30, 2007

Portfolio of Investments

High Yield Portfolio

		Face
		Amount	Value
		(000)	(000)
Fixed Income Securities (92.4%)
Aerospace (1.1%)
DAE Aviation Holdings, Inc.,
11.25%, 8/1/15		$ (e)515	$541
Hexcel Corp.,
6.75%, 2/1/15		(c)1,655	1,642
			2,183
Broadcasting (0.8%)
Lin Television Corp.,
6.50%, 5/15/13		1,045	1,021
Univision Communications, Inc.,
9.75%, 3/15/15		(c)(e)710	696
			1,717
Cable (4.1%)
Cablevision Systems Corp.,
9.82%, 4/1/09		(h)1,930	1,998
Charter Communications Holdings I, LLC,
11.00%, 10/1/15		652	663
Charter Communications Holdings II, LLC,
10.25%, 9/15/10		485	498
Echostar DBS Corp.,
6.38%, 10/1/11		2,105	2,121
Intelsat Bermuda Ltd.,
8.89%, 1/15/15		(h)305	310
Intelsat Subsidiary Holding Co., Ltd.,
8.63%, 1/15/15		2,045	2,096
NTL Cable plc,
8.75%, 4/15/14		(c)230	237
9.13%, 8/15/16		145	151
PanAmSat Corp.,
9.00%, 8/15/14		307	318
			8,392
Chemicals (6.0%)
Berry Plastics Holding Corp.,
8.88%, 9/15/14		(c)2,055	2,112
Equistar Chemicals, LP,
10.13%, 9/1/08		1,173	1,217
Innophos Holdings, Inc.,
9.50%, 4/15/12		(e)600	606
Innophos, Inc.,
8.88%, 8/15/14		(c)1,050	1,045
Koppers, Inc.,
9.88%, 10/15/13		490	521
Koppers Industry, Inc.,
Zero Coupon, 11/15/14		(g)1,155	993
Nalco Co.,
7.75%, 11/15/11		(c)975	999
8.88%, 11/15/13		(c)1,375	1,451
Rockwood Specialties Group, Inc.,
7.63%, 11/15/14	EUR	700	998
Terra Capital, Inc.,
7.00%, 2/1/17		$1,080	1,058
Westlake Chemical Corp.,
6.63%, 1/15/16		$ (c)1,130	$1,079
			12,079
Collateralized Mortgage Obligations — Non Agency Collateral Series (2.1%)
Bear Stearns Structured Products, Inc.,
IO
0.47%, 2/27/36		(e)15,640	305
1.41%, 1/27/37		(e)15,481	447
1.45%, 6/26/36		(e)15,523	485
1.46%, 1/27/37		(e)21,345	643
2.02%, 5/25/37		(e)19,230	644
Countrywide Alternative Loan Trust,
2.37%, 2/25/47		(e)12,683	441
Harborview NIM Corp.,
IO
Zero Coupon, 12/15/36		(e)(h)863	473
Residential Accredit Loans, Inc.,
IO
2.76%, 5/25/47		(e)(h)12,695	540
2.80%, 3/25/47		(e)(h)6,507	260
			4,238
Consumer Products (1.2%)
Jarden Corp.,
7.50%, 5/1/17		(c)1,375	1,337
Oxford Industries, Inc.,
8.88%, 6/1/11		1,145	1,162
			2,499
Diversified Media (3.7%)
CanWest Media, Inc.,
8.00%, 9/15/12		(c)2,052	2,021
Dex Media East, LLC/Dex Media East Finance Co.,
12.13%, 11/15/12		872	933
Dex Media West, LLC/Dex Media Finance Co.,
9.88%, 8/15/13		1,030	1,101
Idearc, Inc.,
8.00%, 11/15/16		1,550	1,554
Interpublic Group of Companies, Inc.,
6.25%, 11/15/14		750	675
Valassis Communications, Inc.,
8.25%, 3/1/15		(c)1,410	1,234
			7,518
Energy (10.1%)
Chaparral Energy, Inc.,
8.50%, 12/1/15		1,735	1,635
8.88%, 2/1/17		(c)(e)240	226
CHC Helicopter Corp.,
7.38%, 5/1/14		2,455	2,345
Chesapeake Energy Corp.,
6.63%, 1/15/16		1,025	1,025
7.50%, 9/15/13		1,090	1,126
CIE Generale de Geophysique,
7.50%, 5/15/15		(c)760	787

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

September 30, 2007

Portfolio of Investments (cont’d)

High Yield Portfolio

		Face
		Amount	Value
		(000)	(000)
Energy (cont’d)
Cimarex Energy Co.,
7.13%, 5/1/17		$330	$329
Hilcorp Energy I, LP/Hilcorp Finance Co.,
7.75%, 11/1/15		(c)(e)2,275	2,235
Husky Oil Co.,
8.90%, 8/15/28		(h)1,530	1,583
Kinder Morgan Finance Co. ULC,
5.70%, 1/5/16		1,900	1,737
Massey Energy Co.,
6.88%, 12/15/13		2,205	2,067
OPTI Canada, Inc.,
8.25%, 12/15/14		(e)1,425	1,443
Pacific Energy Partners, LP/Pacific Energy Finance Corp.,
7.13%, 6/15/14		1,415	1,452
Pogo Producing Co.,
6.88%, 10/1/17		(c)1,440	1,454
Sandridge Energy,
8.63%, 4/1/15		970	960
			20,404
Financial (0.5%)
Capmark Financial Group, Inc.,
5.88%, 5/10/12		(e)295	269
6.30%, 5/10/17		(e)120	105
GrafTech Finance, Inc.,
10.25%, 2/15/12		686	718
			1,092
Food & Drug (2.2%)
CA FM Lease Trust,
8.50%, 7/15/17		(e)992	1,079
Delhaize America, Inc.,
9.00%, 4/15/31		772	923
Rite Aid Corp.,
8.13%, 5/1/10		1,185	1,194
SUPERVALU, Inc.,
7.50%, 5/15/12		805	838
7.50%, 11/15/14		490	501
			4,535
Food & Tobacco (3.4%)
Constellations Brands, Inc.,
7.25%, 5/15/17		(e)825	829
Michael Foods, Inc.,
8.00%, 11/15/13		1,170	1,176
Pilgrim’s Pride Corp.,
7.63%, 5/1/15		1,670	1,703
Reynolds American, Inc.,
6.50%, 7/15/10		1,045	1,078
Smithfield Foods, Inc.,
7.00%, 8/1/11		160	163
7.75%, 5/15/13		(c)1,000	1,025
8.00%, 10/15/09		(c)885	918
			6,892
Forest Products (6.1%)
Crown Americas, Inc.,
7.63%, 11/15/13		$965	$995
Crown European Holdings S.A.,
6.25%, 9/1/11	EUR	520	754
Georgia Pacific Corp.,
7.13%, 1/15/17		$ (e)1,110	1,080
Glatfelter,
7.13%, 5/1/16		205	205
Graham Packaging Co., Inc.,
8.50%, 10/15/12		615	613
9.88%, 10/15/14		(c)1,340	1,333
Graphic Packaging International Corp.,
9.50%, 8/15/13		(c)1,745	1,802
Owens-Illinois, Inc.,
7.35%, 5/15/08		(c)60	61
7.50%, 5/15/10		(c)3,030	3,068
Packaging Corp. of America,
4.38%, 8/1/08		2,500	2,478
			12,389
Gaming & Leisure (5.5%)
Host Marriott, LP,
6.38%, 3/15/15		(c)1,700	1,670
Isle of Capri Casinos, Inc.,
7.00%, 3/1/14		2,465	2,218
Las Vegas Sands Corp.,
6.38%, 2/15/15		(c)1,340	1,303
MGM Mirage,
6.00%, 10/1/09		3,375	3,367
Station Casinos, Inc.,
6.00%, 4/1/12		970	926
6.88%, 3/1/16		1,580	1,383
7.75%, 8/15/16		(c)365	363
			11,230
Health Care (9.2%)
Community Health Systems, Inc.,
8.88%, 7/15/15		(e)1,020	1,053
DaVita, Inc.,
6.63%, 3/15/13		1,170	1,167
Fisher Scientific International, Inc.,
6.13%, 7/1/15		2,450	2,409
FMC Finance III S.A.,
6.88%, 7/15/17		(c)(e)1,420	1,420
Fresenius Medical Care Capital Trust,
7.38%, 6/15/11	EUR	450	666
7.88%, 6/15/11		$ (c)1,095	1,142
Fresenius Medical Care Capital Trust II,
7.88%, 2/1/08		1,361	1,368
HCA, Inc.,
5.75%, 3/15/14		625	526
6.25%, 2/15/13		2,215	1,966
6.50%, 2/15/16		(c)1,450	1,240
9.13%, 11/15/14		(e)210	222

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

September 30, 2007

Portfolio of Investments (cont’d)

High Yield Portfolio

		Face
		Amount	Value
		(000)	(000)
Health Care (cont’d)
Invacare Corp.,
9.75%, 2/15/15		$235	$236
National Mentor Holdings, Inc.,
11.25%, 7/1/14		975	1,033
Omnicare, Inc.,
6.75%, 12/15/13		1,615	1,514
Sun Healthcare Group, Inc.,
9.13%, 4/15/15		(e)775	794
Tenet Healthcare Corp.,
7.38%, 2/1/13		670	571
9.88%, 7/1/14		(c)425	391
Warner Chilcott Corp.,
8.75%, 2/1/15		(c)945	983
			18,701
Housing (1.2%)
Goodman Global Holding Co., Inc.,
8.36%, 6/15/12		(h)441	438
Nortek, Inc.,
8.50%, 9/1/14		1,780	1,553
Realogy Corp.,
10.50%, 4/15/14		(c)(e)530	453
			2,444
Information Technology (2.7%)
Freescale Semiconductor, Inc.,
10.13%, 12/15/16		(c)(e)1,650	1,543
Iron Mountain, Inc.,
8.63%, 4/1/13		2,085	2,121
Vangent, Inc.,
9.63%, 2/15/15		(e)775	727
SunGard Data Systems, Inc.,
9.13%, 8/15/13		990	1,034
			5,425
Manufacturing (2.3%)
Baldor Electric Co.,
8.63%, 2/15/17		(c)460	483
Johnsondiversey, Inc.,
9.63%, 5/15/12		(c)2,095	2,137
9.63%, 5/15/12	EUR	55	80
Propex Fabrics, Inc.,
10.00%, 12/1/12		$1,210	926
RBS Global Inc./Rexnord Corp.,
8.88%, 9/1/16		(c)1,000	1,010
			4,636
Metals (0.8%)
Foundation PA Coal Co.,
7.25%, 8/1/14		575	566
Freeport-McMoran Copper & Gold, Inc.,
8.38%, 4/1/17		910	997
			1,563
Mortgages - Other (2.0%)
American Home Mortgage Assets,
5.43%, 6/25/47		$ (h)615	$551
Countrywide Alternative Loan Trust,
5.65%, 10/25/46		(h)600	406
5.83%, 2/25/36		(h)448	404
Harborview Mortgage Loan Trust,
5.70%, 8/21/36		(h)575	396
6.20%, 1/19/36		(h)936	821
Lehman XS Trust,
6.13%, 3/25/47		(h)1,000	812
Luminent Mortgage Trust,
5.49%, 7/25/36		(h)722	614
			4,004
Retail (1.3%)
Brown Shoe Co., Inc.,
8.75%, 5/1/12		(c)1,145	1,185
Phillips - Van Heusen,
7.25%, 2/15/11		1,400	1,421
			2,606
Services (0.9%)
Allied Waste North America,
6.38%, 4/15/11		(c)1,050	1,058
Aramark Corp.,
8.50%, 2/1/15		(c)175	180
8.86%, 2/1/15		(h)85	86
Aramark Services, Inc.,
5.00%, 6/1/12		(c)595	528
			1,852
Sovereign (0.4%)
Mexican Bonos,
9.50%, 12/18/14	MXN	9,120	910
Telecommunications (3.4%)
Axtel S.A. de C.V.,
11.00%, 12/15/13		$ (c)1,438	1,565
Citizens Communications Co.,
6.25%, 1/15/13		535	524
Esprit Telecom Group plc,
10.88%, 6/15/08		(b)(d)(k)965	@—
11.00%, 6/15/08	DEM	(b)(d)(k)2,608	@—
11.50%, 12/15/07	EUR	(b)(d)(k)1,669	@—
11.50%, 12/15/07		$ (b)(d)(k)600	@—
Exodus Communications, Inc.,
11.63%, 7/15/10		(b)(c)(d)(k)3,899	@—
Nordic Telephonen Co. Holdings A.p.S.,
8.88%, 5/1/16		(e)465	493
Qwest Communications International, Inc.,
9.06%, 2/15/09		(c)(h)1,507	1,530
Qwest Corp.,
5.63%, 11/15/08		355	356

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

September 30, 2007

Portfolio of Investments (cont’d)

High Yield Portfolio

		Face
		Amount	Value
		(000)	(000)
Telecommunications (cont’d)
Rhythms NetConnections, Inc.,
12.75%, 4/15/09		$ (b)(d)(k)433	$ @—
13.88%, 5/15/08		(b)(d)(k)12,869	@—
14.00%, 2/15/10		(b)(d)(k)11,487	@—
TDC AS,
6.50%, 4/19/12	EUR	380	540
Wind Acquisition Finance S.A.,
10.75%, 12/1/15		$ (e)1,170	1,302
Windstream Corp.,
8.13%, 8/1/13		490	518
			6,828
Transportation (9.7%)
ArvinMeritor, Inc.,
8.75%, 3/1/12		(c)1,520	1,558
Asbury Automotive Group, Inc.,
7.63%, 3/15/17		(e)555	513
Ford Motor Credit Co.,
5.80%, 1/12/09		1,340	1,295
7.00%, 10/1/13		2,000	1,810
7.25%, 10/25/11		1,475	1,384
General Motors Acceptance Corp.,
4.38%, 12/10/07		(c)1,615	1,607
6.88%, 9/15/11 - 8/28/12		3,760	3,576
General Motors Corp.,
7.13%, 7/15/13		(c)710	653
8.38%, 7/15/33		(c)1,370	1,207
Petro Stopping Centers, LP/Petro Financial Corp.,
9.00%, 2/15/12		1,955	2,053
Sonic Automotive, Inc.,
8.63%, 8/15/13		2,945	2,923
United Auto Group, Inc.,
7.75%, 12/15/16		(c)1,060	1,020
			19,599
Utilities (10.2%)
AES Corp. (The),
7.75%, 3/1/14		(c)1,105	1,127
8.88%, 2/15/11		243	255
9.00%, 5/15/15		(e)105	111
9.38%, 9/15/10		396	420
Colorado Interstate Gas Co.,
6.80%, 11/15/15		(c)2,880	2,996
Dynegy Holdings, Inc.,
7.75%, 6/1/19		(e)1,100	1,057
Intergen N.V.,
9.00%, 6/30/17		(e)1,125	1,187
Ipalco Enterprises, Inc.,
8.38%, 11/14/08		640	656
8.63%, 11/14/11		730	775
Nevada Power Co.,
8.25%, 6/1/11		950	1,037
NRG Energy,
7.38%, 1/15/17		1,200	1,203
Ormat Funding Corp.,
8.25%, 12/30/20		$1,498	$1,530
PSEG Energy Holdings, LLC,
8.63%, 2/15/08		1,145	1,157
Reliant Resources, Inc.,
7.88%, 6/15/17		(c)1,035	1,047
Texas Utilities,
6.38%, 1/1/08		1,000	1,005
Transcontinental Gas Pipe Line Corp.,
6.25%, 1/15/08		2,300	2,311
TXU Energy Co., LLC,
7.00%, 3/15/13		515	566
Williams Cos., Inc.,
7.88%, 9/1/21		2,160	2,360
			20,800
Wireless Communications (1.5%)
American Tower Corp.,
7.13%, 10/15/12		900	925
7.50%, 5/1/12		1,475	1,523
Rural Cellular Corp.,
8.25%, 3/15/12		500	521
			2,969
Total Fixed Income Securities (Cost $213,803)			187,505

	Shares
Common Stocks (0.1%)
Telecommunications (0.1%)
Neon Communications, Inc.	(a)5,279	26
Viatel Holding Bermuda Ltd.	(a)7,617	@—
XO Holdings, Inc.	(a)6,978	24
		50
Utilities (0.0%)
PNM Resources, Inc.	854	20
Total Common Stocks (Cost $10,801)		70

	No. of
	Contracts
Put Options Purchased (0.0%)
90 Day EuroDollar
12/07 @ $94.75	(a)230	25
3/08 @ $94.75	(a)193	18
Total Put Options Purchased (Cost $95)		43

	No. of
	Warrants
Warrants (0.0%)
Telecommunications (0.0%)
XO Holdings, Inc., Series A, expiring 1/16/10	(a)(c)13,962	7
XO Holdings, Inc., Series B, expiring 1/16/10	(a)(c)10,470	3
XO Holdings, Inc., Series C, expiring 1/16/10	(a)(c)10,471	1
Utilities (0.0%)
SW Acquisition, LP, expiring 4/1/11	(a)(d)(k)1	@—
Total Warrants (Cost $0)		11

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

September 30, 2007

Portfolio of Investments (cont’d)

High Yield Portfolio

	Face
	Amount	Value
	(000)	(000)
Short-Term Investments (26.2%)
Short-Term Debt Securities held as Collateral on Loaned Securities (20.7%)
AIG Match Funding Corp.,
5.73%, 10/17/07	$ (h)1,710	$1,710
Alliance & Leicester plc,
5.83%, 10/9/07	(h)1,221	1,221
Bancaja,
5.36%, 10/19/07	611	611
Bank of New York Co., Inc.,
5.82%, 10/10/07	(h)611	611
BASF AG,
5.36%, 10/22/07	(h)611	611
BNP Paribas plc,
5.50%, 11/19/07	(h)1,221	1,221
CAM US Finance S.A. Unipersonal,
5.37%, 10/3/07	2,443	2,443
Canadian Imperial Bank of Commerce, New York,
4.92%, 10/1/07	(h)1,221	1,221
CC USA, Inc.,
4.68%, 10/1/07	(h)610	610
CIT Group Holdings,
5.38%, 10/18/07	(h)2,198	2,198
Citigroup Global Markets Holdings, Inc.,
5.26%, 10/1/07	4,840	4,840
Credit Suisse First Boston, New York,
4.82%, 10/1/07	(h)1,221	1,221
First Tennessee Bank,
5.76%, 10/17/07	(h)611	611
5.77%, 10/17/07	(h)2,442	2,442
Goldman Sachs Group, Inc.,
5.37%, 10/1/07	1,148	1,148
5.82%, 10/15/07	(h)611	611
HSBC Finance Corp.,
5.81%, 10/9/07	(h)611	611
IBM Corp.,
5.79%, 10/9/07	2,443	2,443
Macquarie Bank Ltd.,
5.17%, 10/22/07	(h)1,221	1,221
Marshall & Ilsley Bank,
5.37%, 12/17/07	1,225	1,225
Metropolitan Life Global Funding,
5.13%, 10/22/07	(h)1,832	1,832
National Bank of Canada,
5.66%, 10/2/07	(h)2,442	2,442
National Rural Utilities Cooperative Finance Corp.,
5.73%, 10/1/07	(h)2,442	2,442
Nationwide Building Society,
5.28%, 12/28/07	1,417	1,417
Societe Generale, New York,
5.11%, 10/31/07	(h)2,931	2,931
Unicredito Delaware, Inc.,
5.77%, 10/15/07	(h)1,344	1,344
Unicredito Italiano Bank (Ireland) plc,
5.84%, 10/9/07	(h)855	855
		42,093

		Value
	Shares	(000)
Investment Company (5.4%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class	(p)10,942,880	$10,943

	Face
	Amount
	(000)
U.S. Treasury Security (0.1%)
U.S. Treasury Bill,
3.82%, 1/10/08	$ (j)(r)160	158
Total Short-Term Investments (Cost $53,194)		53,194
Total Investments (118.7%) (Cost $277,893) — Including $41,597 of Securities Loaned		$240,823
Liabilities in Excess of Other Assets (-18.7%)		(37,866)
Net Assets (100%)		$202,957

(a)	Non-income producing security.
(b)	Issuer is in default.
(c)	All or a portion of security on loan at September 30, 2007.
(d)	Security was valued at fair value — At September 30, 2007, the Portfolio held fair valued securities, each valued at less than $500, representing less than 0.05% of net assets.
(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(g)	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2007. Maturity date disclosed is the ultimate maturity date.
(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2007.
(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(k)	Security has been deemed illiquid at September 30, 2007.
(p)

See Note F within the Notes to Financial Statements regarding investment in Morgan Stanley Institutional Liquidity Government Portfolio — Institutional Class, Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class and/or Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio — Institutional Class.

(r)	Rate shown is the Yield to Maturity at September 30, 2007.
@	Face Amount/Value is less than $500
EUR	Euro
DEM	German Mark
IO	Interest Only
MXN	Mexican Peso

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

September 30, 2007

Portfolio of Investments (cont’d)

High Yield Portfolio

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
EUR	2,696	$3,847	10/31/07	USD	3,687	$3,687	$(160)
USD	799	799	10/31/07	EUR	585	835	36
		$4,646				$4,522	$(124)

USD — United States Dollar

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
U.S. Treasury
2 yr. Note	78	$16,150	Dec-07	$67
U.S. Treasury
5yr. Note	76	8,134	Dec-07	46
U.S. Treasury
10 yr. Note	87	9,507	Dec-07	59
Short:
U.S. Treasury
Long Bond	159	17,704	Dec-07	5
				$177

Credit Default Swap Contracts

The Portfolio had the following credit default swap agreement(s) open at period end:

					Unrealized
		Notional			Appreciation
	Buy/Sell	Amount	Pay/Receive	Termination	(Depreciation)
Swap Counterparty and Reference Obligation	Protection	(000)	Fixed Rate	Date	(000)
Goldman Sachs	Buy	$1,000	0.80%	3/20/11	$(17)
Tyco International Ltd., 6.38%, 10/15/11
JPMorgan Chase	Sell	6,020	2.75	6/20/12	247
Dow Jones CDX North America High Yield Index,
Series 8
JPMorgan Chase	Buy	375	1.18	6/20/14	4
Belo Corp., 8.00%, 11/1/08
JPMorgan Chase	Buy	1,050	1.30	6/20/14	4
Belo Corp., 8.00%, 11/1/08
JPMorgan Chase	Buy	1,000	0.65	3/20/11	(12)
Tyco International Ltd., 2.75%, 1/15/18
					$226

Interest Rate Swap Contracts

The Portfolio had the following interest rate swap agreement(s) open at period end:

						Unrealized
					Notional	Appreciation
	Floating Rate	Pay/Receive	Fixed	Termination	Amount	(Depreciation)
Swap Counterparty	Index	Floating Rate	Rate	Date	(000)	(000)
JPMorgan Chase	3 Month LIBOR	Pay	5.43%	8/20/17	$13,400	$228
	3 Month LIBOR	Pay	5.36	8/24/17	10,500	122
						$350

LIBOR — London Inter Bank Offer Rate

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

September 30, 2007

Investment Overview (unaudited)

Intermediate Duration Portfolio

The Intermediate Duration Portfolio seeks above-average total return over a market cycle of three to five years. The Portfolio invests primarily in a diversified mix of U.S. government securities, investment grade corporate bonds and mortgage securities. The Portfolio also may invest, to a limited extent, in non-dollar denominated securities. The Portfolio seeks value in the fixed income market with only a moderate sensitivity to changes in interest rates. The Portfolio will ordinarily seek to maintain an average duration between two and five years although there is no minimum or maximum maturity for any individual security. The Portfolio may invest over 50% of its assets in mortgage securities. The Portfolio may invest in TBAs. The Portfolio may invest in asset-backed securities and may use futures, options, forwards, collateralized mortgage obligations, swaps, options on swaps and other derivatives. Federal Home Loan Mortgage Corp., Federal National Mortgage Association, and Federal Home Loan Banks, although chartered and sponsored by Congress, are not funded by congressional appropriations and securities issued by them are neither guaranteed nor insured by the U.S. government.

Performance

For the fiscal year ended September 30, 2007, the Portfolio’s Institutional Class had a total return based on net asset value and reinvestment of distributions per share of 4.87%, net of fees. The Portfolio’s Institutional Class underperformed against its benchmark the Lehman Brothers Intermediate U.S. Government/Credit Index (the “Index”) which returned 5.43%.

Factors Affecting Performance

•                  Fears stemming from a residential housing downturn persisted throughout the 12-month period. Confronted with increasing delinquency rates on sub prime loans, high-profile hedge fund collapses, and a series of sub prime mortgage related credit downgrades, markets responded severely in the latter months of the reporting period. The impact was exacerbated by an influx of forced sellers looking to liquidate assets to help meet margin calls and capital withdrawals, which fueled concerns about the potential impact on the broader financial markets and economy and led to a flight to quality.

•                  In August, the Federal Open Market Committee (the “Fed”) lowered the discount rate by half a percent, from 6.25% to 5.75%, and began encouraging member banks to make greater use of the discount window without fear of such action being viewed negatively by the Fed. In September, the Fed elected to cut the target federal funds rate by 50 basis points to 4.75%, noting that while economic growth remained moderate, inflation risks remain and “the tightening of credit conditions has the potential to intensify the housing correction and to restrain economic growth”.

•                  U.S. Treasury yields fluctuated throughout the 12-month period, with the yield curve beginning the period relatively flat and ending the period steep. As the yield curve steepened, shorter dated U.S. Treasury yields experienced the greatest decline, while longer dated yields rose slightly. Within the U.S. government sector, Treasuries and agencies outperformed other investment-grade sectors.

•                  The mortgage market was hit by the turmoil affecting residential housing, and especially by its spillover effects on secondary market activity, most notably in the non-agency mortgage area, casting a pall across the entire sector with little regard for whether the securities or loans in question were sub prime or prime. The result was a further reduction in mortgage market liquidity, as well as a sharp diminishment in the availability of non-conforming mortgage loans to the general public.

•                  Widening credit spreads led corporate issues to underperform other major asset classes. Within the investment-grade corporate sector, lower-rated (Baa) and higher-rated (AAA) issues outpaced the middle investment grade issues and intermediate-term issues outperformed longer-dated issues. Industrials outpaced utilities and financials, which was the corporate sector hit hardest by the recent liquidity crisis.

•                  A defensive interest rate positioning benefited the Portfolio’s performance for the overall period, as did a relative underweight to the corporate sector, particularly in the latter months of the reporting year when credit spreads significantly widened.

•                  Although the Portfolio maintained an underweight to agency mortgage-backed securities, holdings here detracted from returns as the recent turmoil in the mortgage market and drying up of liquidity hurt the performance of the sector.

Management Strategies

•                  Throughout the period, we employed a defensive interest rate strategy by maintaining a lower interest-rate sensitivity (as measured by duration) than that of the Index. In March of this year, the position was adjusted to underweight longer dated issues and overweight intermediate dated issues. As the spread between intermediate and long date yields widened and the curve

2007 Annual Report

September 30, 2007

Investment Overview (cont’d)

Intermediate Duration Portfolio

steepened during the summer, relative performance benefited. Subsequently, in August, we further reduced the Portfolio’s interest rate sensitivity.

•                  We have held an underweight corporate position for some time now, which has benefited relative performance. While we are looking for areas to take advantage of the recent spread widening and add to corporate positions, we remain cautious because we believe the credit market remains vulnerable to potential credit downgrades and/or an economic downturn.

•                  We maintained an underweight position to agency mortgage-backed securities, with a focus on high-coupon, slow-prepaying issues, and non-agency mortgages issued to high quality borrowers.

*      Minimum Investment

**   Commenced operations on August 16, 1999.

In accordance with SEC regulations, the Portfolio’s performance shown assumes that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested. The performance of Investment Class and the Adviser Class shares will vary from the Institutional Class shares based upon the different inception dates and will be negatively impacted by additional fees assessed to those classes.

Performance Compared to the Lehman Brothers Intermediate U.S. Government/Credit Index(1) and the Lipper Short-Intermediate Investment Grade Debt Funds Index(2)

	Total Returns(3)
		Average Annual
	One	Five	Ten	Since
	Year	Years	Years	Inception(7)

Portfolio — Institutional Class(4)	4.87%	3.52%	5.36%	6.16%
Lehman Brothers Intermediate U.S. Government/Credit Index	5.43	3.82	5.68	6.27
Lipper Short-Intermediate Investment Grade Debt Funds Index	4.43	3.34	4.86	5.47

Portfolio — Investment Class(5)	4.84	3.37	—	5.53
Lehman Brothers Intermediate U.S. Government/Credit Index	5.43	3.82	—	5.81
Lipper Short-Intermediate Investment Grade Debt Funds Index	4.43	3.34	—	4.94

Portfolio — Adviser Class(6)	—	—	—	—
Lehman Brothers Intermediate U.S. Government/Credit Index	—	—	—	—
Lipper Short-Intermediate Investment Grade Debt Funds Index	—	—	—	—

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Performance assumes that all dividends and distributions, if any, were reinvested. For the most recent month-end performance figures, please visit www.morganstanley.com/im. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

(1)

The Lehman Brothers Intermediate U.S. Government/Credit Index is a fixed income market capitalization-weighted index of investment-grade (BBB-/Baa3) or higher publicly-traded fixed-rate U.S. government, U.S. agency, and corporate issues with remaining maturities of at least one year and not longer than ten years. To be included in the Index, bonds must have an outstanding par value of at least $250 million. Non-dollar denominated and convertible bonds are excluded from the Index. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)

The Lipper Short-Intermediate Investment Grade Debt Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Short-Intermediate Investment Grade Debt Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unamanaged and should not be considered an investment. There are currently 30 funds represented in this Index. As of the date of this report, the Portfolio is in the Lipper Short-Intermediate Investment Grade Debt Funds classification.

(3)

Total returns for the Portfolio reflect expenses waived and/or reimbursed, if applicable, by the Adviser. Without such waivers and/or reimbursements, total returns would have been lower. Fee waivers and/or reimbursements are voluntary

2007 Annual Report

September 30, 2007

Investment Overview (cont’d)

Intermediate Duration Portfolio

and the Adviser reserves the right to commence or terminate any waiver and/or reimbursement at any time. Returns for periods less than one year are not annualized.
(4)	Commenced operations on October 3, 1994.
(5)	Commenced operations on August 16, 1999.
(6)	Commenced operations on September 28, 2007 and therefore do not have any historical performance to report as the date of this report.
(7)

For comparative purposes, average annual since inception returns listed for the Indexes refer to the inception date or initial offering of the respective share class of the Portfolio, not the inception of the Indexes.

Expense Examples

As a shareholder of the Portfolio, you incur two types of costs: (1) transactional costs, including redemption fees; (2) ongoing costs, including management fees, shareholder servicing fees (in the case of Investment Class); and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended September 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that “Expenses Paid During Period” are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note E in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of expenses to average net assets shown in the Financial Highlights.

Please note that the Portfolio’s Adviser Class Share commenced operations on September 28, 2007; therefore, actual expenses paid during the period reflect activity from September 28, 2007 through September 30, 2007.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that while the Portfolio’s Adviser Class Share commenced operations on September 28, 2007, the hypothetical expenses paid during the period reflect projected activity for the full six month period for the purposes of comparability. This projection assumes that the annualized expense ratio for the Portfolio’s Adviser Class Share was in effect during the period from April 1, 2007 to September, 2007.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
		Ending Account	During Period*
	Beginning	Value	April 1, 2007 —
	Account Value	September 30,	September 30,
	April 1, 2007	2007	2007
Institutional Class
Actual	$1,000.00	$1,023.10	$2.64
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.46	2.64

Investment Class
Actual	1,000.00	1,023.40	3.40
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.71	3.40

			Expenses Paid
			During Period*
		Ending Account	September 28,
		Value	2007 —
	Beginning	September 30,	September 30,
	Account Value	2007	2007
Adviser Class
Actual	$1,000.00	$1,000.00	$0.10
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.20	5.92

*  Expenses are equal to Institutional Class’, Investment Class’ and Adviser Class’ annualized net expense ratios of 0.52%, 0.67% and 1.17%, respectively, multiplied by the average account value over the period, multiplied by 183/365 for the Institutional and Investment Class (to reflect the one-half year period) and multiplied by 3/365 for the Adviser Class (to reflect the actual days in the period).

2007 Annual Report

September 30, 2007

Investment Overview (cont’d)

Intermediate Duration Portfolio

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or investment type, as a percentage of total investments.

*                 Industries and/or investment types which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other.”

2007 Annual Report

September 30, 2007

Portfolio of Investments

Intermediate Duration Portfolio

	Face
	Amount	Value
	(000)	(000)
Fixed Income Securities (81.9%)
Agency Adjustable Rate Mortgages (1.2%)
Government National Mortgage Association,
5.33%, 4/1/37	$542	$542
5.73%, 1/1/37	928	936
5.75%, 7/20/25 - 9/20/27	43	44
6.13%, 11/20/25 - 11/20/27	51	51
6.37%, 3/20/25 - 1/20/28	142	144
		1,717
Agency Fixed Rate Mortgages (3.5%)
Federal Home Loan Mortgage Corp.,
Conventional Pools:
11.00%, 7/1/13	3	4
Gold Pools:
7.00%, 6/1/28 - 6/1/32	93	96
7.50%, 8/1/30 - 1/1/31	111	116
8.00%, 6/1/30 - 9/1/31	412	437
8.50%, 7/1/30 - 7/1/31	75	80
9.50%, 12/1/22	18	19
10.00%, 6/1/17	17	19
Federal National Mortgage Association,
Conventional Pools:
5.50%, 4/1/37	697	701
6.50%, 7/1/30 - 5/1/33	368	377
7.00%, 1/1/32 - 11/1/34	1,555	1,620
7.50%, 8/1/29 - 3/1/32	801	838
8.00%, 10/1/30 - 9/1/31	124	130
8.50%, 8/1/30	7	8
9.50%, 12/1/17 - 12/1/21	353	384
10.00%, 7/1/18 - 5/1/22	12	14
Government National Mortgage Association,
Various Pools:
9.50%, 11/15/16 - 12/15/21	115	125
10.00%, 4/15/16 - 3/15/25	232	263
10.50%, 1/15/18 - 2/15/18	33	38
11.00%, 3/15/10 - 6/15/20	83	92
11.50%, 6/15/13	5	5
12.00%, 5/15/14	7	8
12.50%, 12/15/10	@—	1
		5,375
Asset Backed Corporates (24.1%)
Argent Securities, Inc.,
5.18%, 10/25/36	(h)637	632
Bayview Financial Acquisition Trust,
5.24%, 11/28/36	(h)311	309
Bear Stearns Asset Backed Securities, Inc.,
5.23%, 1/25/37	(h)509	506
5.33%, 9/25/34	(h)105	105
Capital Auto Receivables Asset Trust,
4.05%, 7/15/09	617	615
4.98%, 5/15/11	1,075	1,074
5.31%, 10/20/09	(e)1,250	1,250
5.38%, 7/20/10	(h)1,000	992
Capital One Auto Finance Trust,
5.07%, 7/15/11	$575	$574
Caterpillar Financial Asset Trust,
3.90%, 2/25/09	166	166
5.57%, 5/25/10	925	928
CIT Equipment Collateral,
5.07%, 2/20/10	600	596
Citibank Credit Card Issuance Trust,
5.20%, 3/22/12	(h)900	896
5.65%, 9/20/19	700	698
Citigroup Mortgage Loan Trust, Inc.,
5.20%, 8/25/36 - 1/25/37	(h)865	863
CNH Equipment Trust,
4.02%, 4/15/09	323	323
4.27%, 1/15/10	1,355	1,350
5.20%, 6/15/10	500	499
Countrywide Asset Backed Certificates,
5.24%, 6/25/35	(h)572	565
Credit Based Asset Servicing and Securitization, LLC,
5.19%, 6/25/36	(h)278	277
5.20%, 1/25/37	(h)869	863
Ford Credit Auto Owner Trust,
5.26%, 10/15/10	1,000	1,001
Fremont Home Loan Owner Trust,
5.18%, 10/25/36	(h)626	621
GE Equipment Small Ticket, LLC,
4.38%, 7/22/09	(e)877	874
4.88%, 10/22/09	(e)1,633	1,631
GS Auto Loan Trust,
5.37%, 12/15/10	925	926
GSAMP Trust,
5.20%, 6/25/36 - 1/25/37	(h)1,680	1,667
Harley-Davidson Motorcycle Trust,
2.63%, 11/15/10	152	151
2.76%, 5/15/11	603	600
3.76%, 12/17/12	510	502
4.07%, 2/15/12	1,150	1,139
4.41%, 6/15/12	1,500	1,460
Hertz Vehicle Financing, LLC,
4.93%, 2/25/10	(e)1,325	1,322
Honda Auto Receivables Owner Trust,
4.85%, 10/19/09	1,466	1,464
Hyundai Auto Receivables Trust,
3.98%, 11/16/09	538	535
Nationstar Home Equity Loan Trust,
5.20%, 9/25/36	(h)378	377
Nissan Auto Receivables Grantor Trust,
5.44%, 4/15/10	1,150	1,153
Nissan Auto Receivables Owner Trust,
3.99%, 7/15/09	707	703
Residential Asset Mortgage Products, Inc.,
5.22%, 10/25/36	(h)471	468
Residential Asset Securities Corp.,
5.21%, 10/25/36	(h)347	345

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

September 30, 2007

Portfolio of Investments (cont’d)

Intermediate Duration Portfolio

	Face
	Amount	Value
	(000)	(000)
Asset Backed Corporates (cont’d)
Securitized Asset Backed Receivables, LLC Trust,
5.21%, 11/25/36	$ (h)731	$724
5.26%, 5/25/37	(h)692	686
SLM Student Loan Trust,
5.35%, 10/25/14	(h)768	768
Soundview Home Equity Loan Trust,
5.21%, 1/25/37 - 6/25/37	(h)1,090	1,083
Structured Asset Securities Corp.,
5.22%, 6/25/37	(h)679	674
Terwin Mortgage Trust,
5.60%, 12/25/34	(h)151	147
TXU Electric Delivery Transition Bond Co.,
4.81%, 11/17/14	175	174
Volkswagen Auto Loan Enhanced Trust,
4.80%, 7/20/09	1,130	1,128
Wachovia Auto Owner Trust,
4.06%, 9/21/09	302	300
Whole Auto Loan Trust,
2.58%, 3/15/10	175	173
		36,877
Collateralized Mortgage Obligations — Agency Collateral Series (0.4%)
Federal Home Loan Mortgage Corp.,
Inv Fl IO
2.25%, 3/15/32	443	39
IO
5.00%, 9/15/14	268	7
6.00%, 5/1/31	222	51
6.50%, 4/1/28 - 8/1/28	501	118
7.00%, 2/15/32	82	16
8.00%, 1/1/28 - 6/1/31	18	5
IO PAC
6.00%, 4/15/32	231	28
Federal National Mortgage Association,
IO
6.00%, 5/25/33 - 6/25/33	645	149
6.50%, 6/1/31	144	36
7.00%, 4/25/33	272	62
8.00%, 5/1/30	10	3
9.00%, 11/1/26	33	8
IO PAC
8.00%, 8/18/27	33	8
Government National Mortgage Association,
Inv Fl IO
2.20%, 12/16/25	163	15
2.25%, 9/16/27 - 5/16/32	208	18
		563
Collateralized Mortgage Obligations — Non Agency Collateral Series (1.5%)
Countrywide Alternative Loan Trust,
IO
1.51%, 3/20/47	5,129	264
1.66%, 12/20/35	(e)(h)7,848	209
2.07%, 12/20/46	6,118	273
2.09%, 2/25/37	$8,914	$429
2.14%, 12/20/35	(e)(h)10,090	400
Harborview Mortgage Loan Trust,
IO
1.24%, 6/19/35	(h)7,105	151
1.53%, 5/19/35	(h)8,869	191
1.89%, 3/19/37	(h)7,734	329
PO
3/19/37	4	3
		2,249
Finance (10.7%)
AIG SunAmerica Global Financing VI,
6.30%, 5/10/11	(e)610	629
American General Finance Corp.,
4.63%, 5/15/09	755	749
AXA Financial, Inc.,
6.50%, 4/1/08	295	297
Bank of America Corp.,
3.38%, 2/17/09	245	240
3.88%, 1/15/08	165	164
Bank of New York Co., Inc. (The),
3.80%, 2/1/08	250	249
Bank One Corp.,
6.00%, 2/17/09	455	461
Capmark Financial Group, Inc.,
5.88%, 5/10/12	(e)195	178
6.30%, 5/10/17	(e)85	74
Catlin Insurance Co., Ltd.,
7.25%	(e)(h)(o)250	236
CIT Group, Inc.,
3.65%, 11/23/07	285	284
4.75%, 8/15/08	100	99
Countrywide Home Loans, Inc.,
3.25%, 5/21/08	237	228
Farmers Insurance Exchange,
8.63%, 5/1/24	(e)300	345
General Electric Capital Corp.,
4.75%, 9/15/14	95	91
5.73%, 3/12/10	(h)515	513
Goldman Sachs Capital II,
5.79%,	(h)(o)260	246
HSBC Finance Corp.,
4.13%, 12/15/08	90	89
6.40%, 6/17/08	270	272
6.75%, 5/15/11	285	297
Huntington National Bank (The),
4.38%, 1/15/10	300	294
iStar Financial, Inc.,
6.07%, 3/9/10	(h)320	298
John Hancock Global Funding II,
7.90%, 7/2/10	(e)715	767
JPMorgan Chase & Co.,
6.00%, 2/15/09	275	279

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

September 30, 2007

Portfolio of Investments (cont’d)

Intermediate Duration Portfolio

	Face
	Amount	Value
	(000)	(000)
Finance (cont’d)
Marshall & Ilsley Bank,
3.80%, 2/8/08	$410	$408
Mantis Reef Ltd.,
4.69%, 11/14/08	(e)255	254
MBNA Corp.,
5.79%, 5/5/08	(h)625	627
Monumental Global Funding II,
3.85%, 3/3/08	(e)760	755
Nationwide Building Society,
4.25%, 2/1/10	(e)325	318
Platinum Underwriters Holdings Ltd.,
6.37%, 11/16/07	350	350
Popular North America, Inc.,
5.65%, 4/15/09	155	156
Pricoa Global Funding I,
3.90%, 12/15/08	(e)795	782
Simon Property Group, LP,
6.38%, 11/15/07	355	355
Sovereign Bancorp, Inc.,
5.44%, 3/23/10	(h)425	425
Sovereign Bank,
4.00%, 2/1/08	100	99
TIAA Global Markets, Inc.,
4.13%, 11/15/07	(e)630	629
Two-Rock Pass Through Trust,
6.44%	(e)(h)(o)290	245
Unicredit Luxembourg Finance S.A.,
5.41%, 10/24/08	(e)(h)470	470
USB Capital IX,
6.19%	(h)(o)260	260
Wachovia Capital Trust III,
5.80%	(h)(o)720	716
Washington Mutual Preferred Funding II,
6.67%	(e)(h)(o)300	259
Washington Mutual, Inc.,
8.25%, 4/1/10	365	385
World Financial Properties,
6.91%, 9/1/13	(e)821	848
6.95%, 9/1/13	(e)199	206
Xlliac Global Funding,
4.80%, 8/10/10	(e)375	373
		16,299
Industrials (6.5%)
America West Airlines, Inc.,
7.10%, 4/2/21	228	237
American Honda Finance Corp.,
3.85%, 11/6/08	(e)325	320
AT&T, Inc.,
5.30%, 11/15/10	160	162
Brookfield Asset Management, Inc.,
5.80%, 4/25/17	30	30
7.13%, 6/15/12	300	322
Burlington Northern Santa Fe Corp.,
6.13%, 3/15/09	$140	$142
Clorox Co.,
5.83%, 12/14/07	(h)485	486
Comcast Cable Communications, LLC,
6.75%, 1/30/11	235	244
Comcast Corp.,
6.50%, 1/15/15	75	78
Comcast LCI Holdings,
7.63%, 2/15/08	40	40
Consumers Energy Co.,
4.00%, 5/15/10	100	97
4.80%, 2/17/09	175	174
Cooper Industries, Inc.,
5.25%, 11/15/12	225	225
CVS Lease Pass Through,
5.75%, 6/1/17	125	122
6.04%, 12/10/28	(e)207	201
CVS/Caremark Corp.,
3.88%, 11/1/07	65	65
5.75%, 8/15/11	65	66
Deutsche Telekom International Finance B.V.,
8.00%, 6/15/10	435	466
FBG Finance Ltd.,
5.13%, 6/15/15	(e)255	241
Federated Department Stores, Inc.,
6.30%, 4/1/09	265	268
6.63%, 9/1/08	80	81
FedEx Corp.,
5.50%, 8/15/09	145	147
France Telecom S.A.,
7.75%, 3/1/11	290	312
Fred Meyer, Inc.,
7.45%, 3/1/08	300	302
General Mills, Inc.,
3.88%, 11/30/07	85	85
Home Depot, Inc. (The),
5.82%, 12/16/09	(h)330	326
ICI Wilmington, Inc.,
4.38%, 12/1/08	190	189
LG Electronics, Inc.,
5.00%, 6/17/10	(e)165	163
May Department Stores Co. (The),
5.95%, 11/1/08	295	295
Miller Brewing Co.,
4.25%, 8/15/08	(e)280	277
Sara Lee Corp.,
2.75%, 6/15/08	380	373
Systems 2001 Asset Trust, LLC,
6.66%, 9/15/13	(e)237	250
Telecom Italia Capital S.A.,
4.00%, 1/15/10	335	326

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

September 30, 2007

Portfolio of Investments (cont’d)

Intermediate Duration Portfolio

	Face
	Amount	Value
	(000)	(000)
Industrials (cont’d)
Textron Financial Corp.,
4.13%, 3/3/08	$305	$304
5.13%, 2/3/11	95	95
Time Warner, Inc.,
5.73%, 11/13/09	(h)445	440
Union Pacific Corp.,
6.63%, 2/1/08	416	418
UnitedHealth Group, Inc.,
4.13%, 8/15/09	150	147
5.66%, 3/2/09	(h)145	145
Valero Energy Corp.,
3.50%, 4/1/09	205	201
Verizon Global Funding Corp.,
7.25%, 12/1/10	140	149
Verizon New England, Inc.,
6.50%, 9/15/11	200	207
Viacom, Inc.,
5.75%, 4/30/11	300	303
Vodafone Group plc,
5.29%, 12/28/07	(h)215	215
Yum! Brands, Inc.,
8.88%, 4/15/11	190	212
		9,948
Mortgages — Other (28.2%)
Alliance Bancorp.,
5.37%, 7/25/37	(h)792	778
American Home Mortgage Assets,
5.26%, 3/25/47	(h)856	834
5.32%, 6/25/47	(h)1,132	1,092
5.43%, 6/25/47	(h)467	419
American Home Mortgage Investment,
5.32%, 5/25/47	(h)1,098	1,078
5.51%, 3/25/46	(h)350	285
5.85%, 11/25/45	(h)375	305
Banc of America Funding Corp.,
5.85%, 9/20/35	(h)286	283
Bear Stearns Mortgage Funding Trust,
5.29%, 12/25/36	(h)974	956
5.30%, 3/25/37	(h)997	974
5.31%, 10/25/36	(h)832	814
5.33%, 9/25/36	(h)930	910
Citigroup Mortgage Loan Trust, Inc.,
5.21%, 1/25/37	(h)440	439
Countrywide Alternative Loan Trust,
5.25%, 7/25/46	(e)62	62
5.27%, 4/25/47	(h)883	862
5.32%, 11/25/46	(h)566	554
5.36%, 6/25/47	(h)931	904
5.42%, 6/25/47	(h)964	943
5.76%, 11/20/35	(h)437	435
5.89%, 12/20/35	(h)804	784
6.50%, 10/25/46	(e)97	96
Countrywide Home Loan Mortgage Pass Through Trust,
5.40%, 4/25/35	$ (h)1,099	$1,077
5.43%, 3/25/35	(h)180	179
Deutsche ALT-A Securities, Inc., NIM Trust,
6.75%, 2/25/47	(e)289	278
Deutsche ALT-A Securities, Inc., Alternate Loan Trust,
5.28%, 2/25/47	(h)967	946
5.81%, 2/25/47	(h)310	293
Downey Savings & Loan Association Mortgage Loan Trust,
5.64%, 4/19/38	(h)747	729
Federal National Mortgage Association,
5.19%, 12/25/36	517	513
Greenpoint Mortgage Funding Trust,
5.30%, 4/25/47	(h)983	961
5.33%, 3/25/47	(h)741	726
5.45%, 3/25/36	(h)1,486	1,461
GS Mortgage Securities Corp.,
6.25%, 1/25/37	(e)236	234
GSR Mortgage Loan Trust,
5.39%, 8/25/46	(h)741	721
Harborview Mortgage Loan Trust,
5.59%, 1/19/38	(h)221	220
5.63%, 3/19/37	(h)1,012	987
5.65%, 3/19/38	(h)721	703
5.68%, 11/19/36	(h)858	840
5.69%, 1/19/38	(h)955	933
5.74%, 3/19/37	(h)1,207	1,187
5.79%, 7/19/45	(h)328	323
5.88%, 11/19/35	(h)645	628
Harborview NIM Corp.,
6.40%, 3/19/37	(e)170	169
Indymac Index Mortgage Loan Trust,
5.23%, 2/25/37	(h)662	657
5.34%, 11/25/36	(h)650	636
5.35%, 4/25/46	(h)667	654
5.63%, 1/25/35	(h)362	310
Luminent Mortgage Trust,
5.37%, 4/25/36 - 10/25/46	(h)1,824	1,782
Mastr Adjustable Rate Mortgages Trust,
5.24%, 5/25/47	(h)393	392
5.53%, 1/25/47	(h)400	318
Merrill Lynch Mortgage Investors, Inc.,
5.25%, 8/25/35	(h)83	83
Residential Accredit Loans, Inc.,
5.29%, 1/25/37 - 3/25/47	(h)2,215	2,163
5.32%, 12/25/36	(h)776	762
5.33%, 6/25/37	(h)389	381
5.39%, 2/25/46 - 5/25/47	(h)1,812	1,752
5.40%, 2/25/46	(h)530	523
5.43%, 6/25/37	(h)365	350
Structured Adjustable Rate Mortgage Loan Trust,
5.47%, 8/25/35	(h)647	636
Structured Asset Mortgage Investments, Inc.,
5.31%, 9/25/47	(h)1,139	1,106
5.33%, 10/25/36	(h)882	866

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

September 30, 2007

Portfolio of Investments (cont’d)

Intermediate Duration Portfolio

	Face
	Amount	Value
	(000)	(000)
Mortgages — Other (cont’d)
Washington Mutual, Inc.,
5.38%, 11/25/45 - 12/25/45	$ (h)822	$818
5.39%, 10/25/45	(h)223	222
5.40%, 4/25/45	(h)733	722
5.42%, 8/25/45	(h)95	95
		43,143
Sovereign (0.4%)
Province of Quebec, Canada,
6.13%, 1/22/11	550	574
U.S. Treasury Security (3.7%)
U.S. Treasury Note,
3.88%, 2/15/13	5,825	5,730
Utilities (1.7%)
Appalachian Power Co.,
3.60%, 5/15/08	355	351
Arizona Public Service Co.,
5.80%, 6/30/14	330	327
Carolina Power & Light Co.,
5.13%, 9/15/13	245	240
CenterPoint Energy Resources Corp.,
7.88%, 4/1/13	100	109
Columbus Southern Power Co.,
4.40%, 12/1/10	100	98
Consolidated Natural Gas Co.,
6.25%, 11/1/11	160	165
Detroit Edison Co.,
6.13%, 10/1/10	155	160
Entergy Gulf States, Inc.,
5.98%, 12/1/09	(h)215	213
NiSource Finance Corp.,
6.06%, 11/23/09	(h)165	164
Ohio Power Co.,
6.00%, 6/1/16	190	191
Public Service Electric & Gas Co.,
5.00%, 1/1/13	145	141
TXU Energy Co., LLC,
6.13%, 3/15/08	125	126
Wisconsin Electric Power Co.,
3.50%, 12/1/07	395	394
		2,679
Total Fixed Income Securities (Cost $126,819)		$125,154

	Shares
Preferred Stock (0.1%)
Mortgages — Other (0.1%)
Home Ownership Funding Corp.,
13.33% (Cost $89)	(e)650	97

	No. of Contracts	Value (000)
Put Options Purchased (0.0%)
90 Day EuroDollar
12/07 @ $94.75	(a)198	$21
3/08 @ $94.50	(a)42	2
Total Put Options Purchased (Cost $44)		23

	Shares
Short-Term Investments (18.8%)
Investment Company (18.3%)
Morgan Stanley Institutional Liquidity
Money Market Portfolio
— Institutional Class	(p)27,992,537	27,993

	Face
	Amount
	(000)
U.S. Treasury Security (0.5%)
U.S. Treasury Bill,
3.82%, 1/10/08	$ (j)(r)850	841
Total Short-Term Investments (Cost $28,831)		28,834
Total Investments (100.8%) (Cost $155,783)		154,108
Liabilities in Excess of Other Assets (-0.8%)		(1,236)
Net Assets (100%)		$152,872

(a)	Non-income producing security.
(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated rate. The rates shown are those in effect on September 30, 2007.
(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(o)

Perpetual — Security does not have a predetermined maturity date. Rate for this security is fixed for a period of time then reverts to a floating rate. The interest rate shown is the rate in effect at September 30, 2007.

(p)

See Note F within the Notes to Financial Statements regarding investment in Morgan Stanley Institutional Liquidity Government Portfolio — Institutional Class, Morgan Stanley Institutional Liquidity Money Market Portfolio —Institutional Class and/or Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio — Institutional Class.

(r)	Rate shown is the Yield to Maturity at September 30, 2007.
@	Face Amount/Value is less than $500.
Inv Fl	Inverse Floating Rate — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at September 30, 2007.
IO	Interest Only
PAC	Planned Amortization Class
PO	Principal Only

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

September 30, 2007

Portfolio of Investments (cont’d)

Intermediate Duration Portfolio

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
U.S. Treasury
2 yr. Note	238	$49,277	Dec-07	$189
U.S. Treasury
5yr. Note	269	28,791	Dec-07	188
U.S. Treasury
10 yr. Note	48	5,246	Dec-07	31

Short:
U.S. Treasury
Short Bond	170	18,928	Dec-07	14
				$422

Credit Default Swap Contracts

The Portfolio had the following credit default swap agreement(s) open at period end:

					Unrealized
					Appreciation
	Buy/Sell	Value	Pay/Receive	Termination	(Depreciation)
Swap Counterparty and Reference Obligation	Protection	(000)	Fixed Rate	Date	(000)
Citigroup	Buy	$200	0.43%	3/20/12	$ @—
Tyco International Ltd., Zero Coupon, 11/17/20
Goldman Sachs	Buy	750	0.12	12/20/11	4
The Hartford Financial Services Group, 4.75%, 3/1/14
Goldman Sachs	Buy	250	0.15	12/20/11	1
Motorola, Inc., 6.50%, 9/1/25
Goldman Sachs	Buy	500	0.16	12/20/11	3
Motorola, Inc., 6.50%, 9/1/25
Goldman Sachs	Buy	730	0.10	3/20/12	4
The Chubb Corp., 6.00%, 11/15/11
Goldman Sachs	Buy	350	0.22	3/20/12	@—
Dell, Inc., 7.10%, 4/15/28
JPMorgan Chase	Buy	1,100	0.65	3/20/11	(13)
Tyco International Ltd., 2.75%, 1/15/18
JPMorgan Chase	Buy	130	1.18	6/20/14	1
Belo Corp., 8.00%, 11/1/08
JPMorgan Chase	Buy	370	1.30	6/20/14	1
Belo Corp., 8.00%, 11/1/08
Lehman Brothers	Buy	375	0.20	12/20/11	@—
Union Pacific Corp., 6.13%, 1/15/12					$1

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

September 30, 2007

Portfolio of Investments (cont’d)

Intermediate Duration Portfolio

Interest Rate Swap Contracts

The Portfolio had the following interest rate swap agreement(s) open at period end:

						Unrealized
					Notional	Appreciation
	Floating Rate	Pay/Receive	Fixed	Termination	Amount	(Depreciation)
Swap Counterparty	Index	Floating Rate	Rate	Date	(000)	(000)
Citibank	3 Month LIBOR	Pay	5.45%	8/9/17	$10,000	$189
	3 Month LIBOR	Pay	5.24	9/27/17	12,200	34
Deutsche Bank	3 Month LIBOR	Pay	5.39	5/25/17	14,250	401
	3 Month LIBOR	Pay	5.43	5/29/17	2,250	70
JPMorgan Chase	3 Month LIBOR	Pay	5.45	5/29/17	2,250	74
	3 Month LIBOR	Pay	5.09	9/11/17	5,150	(53)
						$715

LIBOR — London Inter Bank Offer Rate

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

September 30, 2007

Investment Overview (unaudited)

International Fixed Income Portfolio

The International Fixed Income Portfolio seeks above-average total return over a market cycle of three to five years. The Portfolio invests primarily in investment grade fixed income securities of government and corporate issuers in countries other than the U.S., including securities of issuers located in emerging markets, and, including, to a limited degree, high yield securities (commonly referred to as a “junk bonds”). The securities held by the Portfolio ordinarily will be denominated in foreign currencies, including the Euro. The Portfolio will ordinarily seek to maintain an average weighted maturity in excess of five years, although there is no minimum or maximum maturity for any individual security. The Portfolio may use futures, options, forwards, collateralized mortgage obligations, swaps, options on swaps and other derivatives. Foreign investments are subject to certain risks such as currency fluctuations, economic instability, and political developments.

Performance

For the fiscal year ended September 30, 2007 the Portfolio’s Institutional Class had a total return based on net asset value and reinvestment of distributions per share of 8.76%, net of fees. The Portfolio’s Institutional Class underperformed against its benchmark the Citigroup World Government Bond Ex-U.S. Index (the “Index”) which returned 9.53%.

Factors Affecting Performance

•                  Interest rate strategy had a small positive impact on relative returns for the review period. The Portfolio was underweight duration across major markets based on low real yields and risks of higher inflation and further tightening of monetary policy. This strategy added to relative returns through the first half of 2007, but hurt performance in the third quarter as a global liquidity crisis pushed bond yields significantly lower.

•                  Currency strategy had a modestly negative impact on relative performance. The most significant exposure during the fiscal year was an overweight in the Yen, funded with Euro. This positioning was based on the substantial undervaluation of the Yen and market expectations that this undervaluation would persist indefinitely. These expectations of persistent undervaluation are inconsistent with historic behavior of exchange rates, and we believe positioning against them will prove profitable. The Yen continued to depreciate relative to the Euro through the first three quarters of the review period, but rebounded in the last quarter. The Portfolio also added exposure to eastern European and Scandinavian currencies funded with the Euro and Pound Sterling. This positioning added some value across the year as peripheral currencies performed well.

•                  The Portfolio’s small exposure to corporate bonds had a slight negative effect on relative returns following the sharp flight-to-quality government bond rally in the third quarter of 2007, which caused all non-sovereign bonds to underperform the Index.

Management strategies

•                  The Portfolio maintains a defensive exposure to interest rate risk spread across Europe, Japan, and Canada. Real bond yields remain very low, and generally offer limited opportunity for bonds to outperform cash unless economies weaken considerably and central banks ease monetary policy. We believe this is unlikely; economic growth outside the U.S. remains robust and well-insulated from credit problems in the U.S. mortgage market.

•                  We continue to overweight the Yen, and have added small exposures to other Asian currencies. We have shifted the funding of this exposure away from the Euro to the U.S. dollar. Lower interest rates in the U.S. make the dollar more attractive from a funding perspective, and tensions in credit markets could interrupt the flow of Asian finance of the U.S. current account deficit.

•                  Recent disruptions in credit markets have created opportunities, primarily in high-quality issues primarily exposed to liquidity risk. We have added to this sector to take advantage of higher yields.

*  Minimum Investment

In accordance with SEC regulations, the Portfolio’s performance shown assumes that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested. The performance of Adviser Class shares will vary from the Institutional Class shares based upon the different inception date and will be negatively impacted by additional fees assessed to this class.

2007 Annual Report

September 30, 2007

Investment Overview (cont’d)

International Fixed Income Portfolio

Performance Compared to the Citigroup World Government Bond Ex-U.S. Index(1) and the Lipper International Income Funds Index(2)

	Total Returns(3)
		Average Annual
	One	Five	Ten	Since
	Year	Years	Years	Inception(6)
Portfolio — Institutional Class(4)	8.76%	7.84%	5.28%	5.67%
Citigroup World Government Bond Ex-U.S.Index	9.53	7.73	5.62	5.89
Lipper International Income Funds Index	8.69	8.48	6.44	6.86
Portfolio — Adviser Class(5)	—	—	—	—
Citigroup World Government Bond Ex-U.S.Index	—	—	—	—
Lipper International Income Funds Index	—	—	—	—

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Performance assumes that all dividends and distributions, if any, were reinvested. For the most recent month-end performance figures, please visit www.morganstanley.com/im. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

(1)

The Citigroup World Government Bond Ex-U.S. Index is a market-capitalization weighted benchmark that tracks the performance of the 20 government bond markets of Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Japan, the Netherlands, Norway, Poland, Portugal, Spain, Sweden, Switzerland, and the United Kingdom. Issuers must carry an investment grade (BBB-/Baa3) or higher credit rating to remain eligible for inclusion. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)

The Lipper International Income Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper International Income Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 10 funds represented in this Index. As of the date of this report, the Portfolio is in the Lipper International Income Funds classification.

(3)

Total returns for the Portfolio reflect expenses waived and/or reimbursed, if applicable, by the Adviser. Without such waivers and/or reimbursements, total returns would have been lower. Fee waivers and/or reimbursements are voluntary and the Adviser reserves the right to commence or terminate any waiver and/or reimbursement at any time. Returns for periods less than one year are not annualized.

(4)	Commenced operations on April 29, 1994.
(5)	Commenced operations on September 28, 2007 and therefore do not have any historical performance to report as the date of this report.
(6)

For comparative purposes, average annual since inception returns listed for the Indexes refer to the inception date or initial offering of the share class of the Portfolio, not the inception of the Indexes.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transactional costs, including redemption fees; (2) ongoing costs, including management fees, shareholder servicing fees and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period ended September 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that “Expenses Paid During Period” are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note E in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of expenses to average net assets shown in the Financial Highlights.

Please note that the Portfolio’s Adviser Class Share commenced operations on September 28, 2007; therefore, actual expenses paid during the period reflect activity from September 28, 2007 through September 30, 2007.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that while the Portfolio’s Adviser Class Share commenced operations on September 28, 2007, the hypothetical expenses paid during the period reflect projected activity for the full six month period for the purposes of comparability. This projection assumes that the annualized expense ratio for the Portfolio’s Adviser Class Share was in effect during the period from April 1, 2007 to September, 2007.

2007 Annual Report

September 30, 2007

Investment Overview (cont’d)

International Fixed Income Portfolio

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value April 1, 2007	Ending Account Value September 30, 2007	Expenses Paid During Period* April 1, 2007 — September 30, 2007
Institutional Class
Actual	$1,000.00	$1,053.80	$2.93
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.21	2.89

	Beginning Account Value	Ending Account Value September 30, 2007	Expenses Paid During Period* September 28, 2007 — September 30, 2007
Adviser Class
Actual	$1,000.00	$1,000.00	$0.12
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.80	7.33

*                 Expenses are equal to Institutional Class’ and Adviser Class’ annualized net expense ratios of 0.57% and 1.45%, respectively, multiplied by the average account value over the period, multiplied by 183/365 for the Institutional Class (to reflect the one-half year period) and multiplied by 3/365 for the Adviser Class (to reflect the actual days in the period).

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by country and/or investment type, as a percentage of total investments.

*                 Countries and/or investment types which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

2007 Annual Report

September 30, 2007

Portfolio of Investments

International Fixed Income Portfolio

	Face
	Amount		Value
	(000)		(000)
Fixed Income Securities (95.2%)
Argentina (0.7%)
Government of Argentina,
5.83%, 12/31/33	$	(h)2,266	$872
8.28%, 12/31/33		802	723
			1,595
Australia (0.6%)
New South Wales Treasury Corp.,
6.00%, 5/1/12	AUD	1,000	859
Telstra Corp. Ltd.,
6.38%, 6/29/11	EUR	300	450
			1,309
Austria (1.3%)
Republic of Austria,
3.50%, 7/15/15		2,000	2,694
Belgium (3.9%)
Government of Belgium,
3.00%, 3/28/10		6,000	8,339
Canada (3.3%)
Government of Canada,
4.25%, 12/1/09	CAD	5,500	5,519
Quebec Province,
1.60%, 5/9/13	JPY	180,000	1,581
			7,100
Cayman Islands (0.3%)
MBNA America European Structured Offerings,
5.13%, 4/19/08	DEM	511	729
Denmark (1.0%)
Kingdom of Denmark,
6.00%, 11/15/11	DKK	10,000	2,035
France (11.4%)
Alcatel-Lucent,
4.75%, 1/1/11	EUR	2,808	647
Compagnie de Financement Foncier,
1.25%, 12/1/11	JPY	400,000	3,482
Compagnie Generale des Etablissements Michelin,
6.38%, 12/3/33	EUR	(h)300	430
Crown European Holdings S.A.,
6.25%, 9/1/11		295	428
Dexia Municipal Agency,
3.50%, 9/21/09		1,500	2,103
France Telecom S.A.,
1.60%, 1/1/09		145	216
8.13%, 1/28/33		120	219
French Treasury Note,
3.50%, 7/12/11		3,000	4,177
4.50%, 7/12/12		3,600	5,193
Government of France O.A.T.,
5.50%, 4/25/29		4,800	7,614
			24,509
Germany (11.4%)
Bundesrepublik Deutschland,
3.75%, 7/4/13	EUR	3,000	$4,181
5.50%, 1/4/31		2,400	3,844
6.25%, 1/4/24		6,100	10,375
Kreditanstalt fuer Wiederaufbau,
2.05%, 9/21/09	JPY	440,000	3,906
WestLB A.G.,
4.00%, 2/2/09	EUR	1,500	2,123
			24,429
Ireland (6.5%)
Depfa ACS Bank,
0.75%, 9/22/08	JPY	730,000	6,344
Government of Ireland,
4.25%, 10/18/07	EUR	5,100	7,270
Smurfit Kappa Funding plc,
7.75%, 4/1/15		165	234
			13,848
Italy (1.8%)
Republic of Italy,
0.65%, 3/20/09	JPY	440,000	3,814
Japan (16.9%)
Development Bank of Japan,
1.60%, 6/20/14		600,000	5,299
Fujitsu Ltd.,
Zero Coupon, 5/27/09		50,000	447
Government of Japan,
1.20%, 6/20/11		660,000	5,773
1.70%, 6/20/33		520,000	3,940
1.90%, 6/20/16		755,000	6,767
2.40%, 3/20/34		430,000	3,756
2.50%, 9/20/36		230,000	2,038
Japan Finance Corp. for Municipal Enterprises,
1.55%, 2/21/12		530,000	4,693
2.00%, 5/9/16		330,000	2,973
Sharp Corp.,
Zero Coupon, 9/30/13		60,000	561
			36,247
Luxembourg (0.6%)
Fiat Finance & Trade Ltd.,
6.63%, 2/15/13	EUR	150	224
Gaz Capital for Gazprom,
4.56%, 12/9/12		170	228
Telecom Italia Finance S.A.,
7.75%, 1/24/33		315	513
Wind Acquisition Finance S.A.,
9.75%, 12/1/15		150	235
			1,200
Mexico (1.7%)
Mexican Bonos,
9.50%, 12/18/14	MXN	36,200	3,612

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

September 30, 2007

Portfolio of Investments (cont’d)

International Fixed Income Portfolio

	Face
	Amount		Value
	(000)		(000)
Multi-Country (2.3%)
Inter-American Development Bank,
1.90%, 7/8/09	JPY	545,000	$4,819
Netherlands (7.3%)
Bank Nederlandse Gemeenten,
0.80%, 9/22/08		250,000	2,174
Government of Netherlands,
3.75%, 1/15/23	EUR	1,800	2,338
4.00%, 1/15/37		5,600	7,179
5.00%, 7/15/12		1,750	2,578
Fresenius Finance B.V.,
5.00%, 1/31/13		165	225
Impress Holdings,
7.33%, 9/15/13		(h)155	224
Linde Finance B.V.,
4.75%, 4/24/17		300	402
Telefonica Europe B.V.,
5.88%, 2/14/33		320	453
			15,573
Norway (0.8%)
Kingdom of Norway,
5.50%, 5/15/09	NOK	9,400	1,761
Poland (0.9%)
Poland Government Bond,
5.75%, 6/24/08	PLN	5,300	2,014
Spain (3.5%)
Government of Spain,
5.15%, 7/30/09	EUR	4,200	6,101
5.40%, 7/30/11		1,000	1,485
			7,586
Sweden (1.6%)
Government of Sweden,
4.00%, 12/1/09	SEK	14,600	2,262
Kingdom of Sweden,
5.25%, 3/15/11		5,600	898
Telefonaktiebolaget LM Ericsson,
6.75%, 11/28/10	EUR	230	340
			3,500
United Kingdom (11.7%)
Allied Domecq Financial Services plc,
6.63%, 4/18/11	GBP	190	394
BAA plc,
4.50%, 2/15/18	EUR	170	222
British Telecommunications plc,
7.38%, 2/15/11		220	337
EUR Capital S.P.V. Ltd.,
6.28%, 12/31/49		(h)315	422
FCE Bank plc,
7.13%, 1/15/13		550	729
Imperial Tobacco Finance plc,
4.38%, 11/22/13		500	670
Ineos Group Holdings plc,
7.88%, 2/15/16	EUR	200	$268
United Kingdom Treasury Bond,
4.00%, 9/7/16	GBP	8,050	15,291
4.25%, 6/7/32		800	1,537
4.75%, 6/7/10		2,600	5,291
			25,161
United States (5.7%)
Chesapeake Energy Corp.,
6.25%, 1/15/17	EUR	165	229
Countrywide Financial Corp.,
5.06%, 11/23/10		(h)400	528
Federal National Mortgage Association,
1.75%, 3/26/08	JPY	600,000	5,243
General Electric Capital Corp.,
0.75%, 2/5/09		250,000	2,166
General Motors Acceptance Corp.,
5.38%, 6/6/11	EUR	370	485
6.00%, 7/3/08		260	365
General Motors Corp.,
1.50%, 6/1/09		$8	226
Omnicom Group, Inc.,
Zero Coupon, 7/31/32		400	409
WDAC Subsidiary Corp.,
8.50%, 12/1/14	EUR	150	210
WM Covered Bond Program,
3.88%, 9/27/11		1,500	2,071
Wyeth,
4.88%, 1/15/24	$	(h)390	413
			12,345
Total Fixed Income Securities (Cost $195,349)			204,219

	Shares
Short-Term Investment (2.7%)
Investment Company (2.7%)
Morgan Stanley Institutional Liquidity
Money Market Portfolio
— Institutional Class (Cost $5,845)	(p)	5,844,534	5,845
Total Investments (97.9%) (Cost $201,194)			210,064
Other Assets in Excess of Liabilities (2.1%)			4,564
Net Assets (100%)			$214,628

(h)	Variable/Floating Rate Security - Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2007.
(p)

See Note F within the Notes to Financial Statements regarding investment in Morgan Stanley Institutional Liquidity Government Portfolio — Institutional Class, Morgan Stanley Institutional Liquidity Money Market Portfolio -— Institutional Class and/or Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio — Institutional Class.

AUD	Australian Dollar
CAD	Canadian Dollar

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

September 30, 2007

Portfolio of Investments (cont’d)

International Fixed Income Portfolio

DEM	German Mark
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
PLN	Polish Zloty
SEK	Swedish Krona

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
ARS	5,660	$1,791	10/22/07	USD	1,807	$1,807	$16
CAD	2,225	2,237	10/10/07	USD	2,112	2,112	(125)
CHF	735	632	10/11/07	USD	611	611	(21)
CZK	21,250	1,101	10/16/07	USD	1,042	1,042	(59)
DKK	14,400	2,755	10/11/07	USD	2,643	2,643	(112)
EUR	500	713	10/12/07	USD	685	685	(28)
EUR	100	142	10/16/07	USD	138	138	(4)
EUR	850	1,212	10/16/07	USD	1,171	1,171	(41)
EUR	1,560	2,225	10/16/07	USD	2,135	2,135	(90)
EUR	650	927	10/16/07	USD	890	890	(37)
EUR	1,525	2,175	10/16/07	USD	2,092	2,092	(83)
EUR	550	785	10/16/07	USD	752	752	(33)
EUR	325	464	10/16/07	USD	439	439	(25)
EUR	3,000	4,278	10/16/07	USD	4,175	4,175	(103)
EUR	1,575	2,246	10/16/07	USD	2,227	2,227	(19)
GBP	350	716	10/12/07	USD	705	705	(11)
GBP	5,150	10,534	10/18/07	USD	10,480	10,480	(54)
GBP	700	1,432	10/18/07	USD	1,417	1,417	(15)
GBP	1,000	2,046	10/18/07	USD	2,024	2,024	(22)
JPY	32,085	279	10/1/07	USD	278	278	(1)
JPY	50,000	436	10/12/07	USD	412	412	(24)
JPY	250,000	2,179	10/12/07	USD	2,068	2,068	(111)
JPY	50,000	436	10/12/07	USD	414	414	(22)
JPY	125,000	1,090	10/12/07	USD	1,059	1,059	(31)
JPY	125,000	1,090	10/12/07	USD	1,079	1,079	(11)
JPY	150,000	1,308	10/12/07	USD	1,306	1,306	(2)
JPY	100,000	871	10/12/07	USD	876	876	5
KRW	475,000	519	10/22/07	USD	506	506	(13)
MXN	23,225	2,122	10/10/07	USD	2,137	2,137	15
MYR	31,000	9,105	10/22/07	USD	9,032	9,032	(73)
NZD	2,900	2,196	10/10/07	USD	2,064	2,064	(132)
PLN	9,775	3,699	10/12/07	USD	3,552	3,552	(147)
SEK	7,100	1,102	10/11/07	USD	1,073	1,073	(29)
TWD	26,775	823	10/22/07	USD	821	821	(2)
USD	882	882	10/22/07	ARS	2,850	902	20
USD	43	43	10/10/07	AUD	50	44	1
USD	2,057	2,057	10/10/07	AUD	2,500	2,218	161
USD	2,137	2,137	10/11/07	CHF	2,525	2,170	33
USD	1,054	1,054	10/16/07	CZK	21,250	1,101	47
USD	2,335	$2,335	10/11/07	DKK	12,500	$2,391	$56
USD	1,612	1,612	10/10/07	EUR	1,175	1,676	64
USD	1,589	1,589	10/16/07	EUR	1,150	1,640	51
USD	16,953	16,953	10/16/07	EUR	12,270	17,503	550
USD	2,722	2,722	10/16/07	EUR	1,975	2,817	95
USD	1,318	1,318	10/16/07	EUR	960	1,369	51
USD	351	351	10/16/07	EUR	260	371	20
USD	341	341	10/16/07	EUR	250	357	16
USD	476	476	10/18/07	GBP	235	480	4
USD	2,233	2,233	10/18/07	GBP	1,100	2,250	17
USD	3,775	3,775	10/18/07	GBP	1,870	3,825	50
USD	1,056	1,056	10/16/07	HUF	190,000	1,079	23
USD	981	981	10/22/07	IDR	8,900,000	971	(10)
USD	898	898	10/1/07	JPY	103,381	900	2
USD	2,114	2,114	10/10/07	JPY	250,000	2,179	65
USD	530	530	10/12/07	JPY	60,000	522	(8)
USD	304	304	10/12/07	JPY	35,000	305	1
USD	11,859	11,859	10/12/07	JPY	1,440,000	12,552	693
USD	2,095	2,095	10/12/07	JPY	250,000	2,179	84
USD	519	519	10/22/07	KRW	475,000	519	@—
USD	71	71	10/10/07	MXN	775	71	@—
USD	519	519	10/22/07	MYR	1,775	521	2
USD	10,578	10,578	10/22/07	MYR	36,250	10,647	69
USD	1,103	1,103	10/11/07	NOK	6,400	1,187	84
USD	810	810	10/16/07	PLN	2,225	842	32
USD	1,388	1,388	10/16/07	PLN	3,775	1,429	41
USD	3,718	3,718	10/16/07	PLN	10,125	3,832	114
USD	939	939	10/11/07	SEK	6,425	997	58
USD	101	101	10/11/07	SEK	675	105	4
USD	1,069	1,069	10/12/07	SGD	1,600	1,077	8
		$146,196				$147,250	$1,054

ARS	— Argentinian Peso
CHF	— Swiss Franc
CZK	— Czech Republic Koruny
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
KRW	— Korean Won
MYR	— Malaysian Ringgit
NZD	— New Zealand Dollar
SGD	— Singapore Dollar
TWD	— Taiwan Dollar
USD	— United States Dollar

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

September 30, 2007

Portfolio of Investments (cont’d)

International Fixed Income Portfolio

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
Euro-Schatz	30	$4,422	Dec-07	$(6)
Euro-Bund	15	2,410	Dec-07	(18)
				$(24)

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

September 30, 2007

Investment Overview (unaudited)

Investment Grade Fixed Income Portfolio

Performance

For the fiscal year ended September 30, 2007, the Portfolio’s Institutional Class had a total return based on net asset value and reinvestment of distributions per share of 4.82%, net of fees. The Portfolio’s Institutional Class underperformed against its benchmark the Lehman Brothers U.S. Aggregate Index (the “Index”) which returned 5.14%.

Factors Affecting Performance

•          Fears stemming from a residential housing downturn persisted throughout the 12-month period. Confronted with increasing delinquency rates on subprime loans, high-profile hedge fund collapses, and a series of subprime mortgage related credit downgrades, markets responded severely in the latter months of the reporting period. The impact was exacerbated by an influx of forced sellers looking to liquidate assets to help meet margin calls and capital withdrawals, which fueled concerns about the potential impact on the broader financial markets and economy and led to a flight to quality.

•          In August, the Federal Open Market Committee (the “Fed”) lowered the discount rate by half a percent, from 6.25% to 5.75%, and began encouraging member banks to make greater use of the discount window without fear of such action being viewed negatively by the Fed. In September, the Fed elected to cut the target federal funds rate by 50 basis points to 4.75%, noting that while economic growth remained moderate, inflation risks remain and “the tightening of credit conditions has the potential to intensify the housing correction and to restrain economic growth”.

•          U.S. Treasury yields fluctuated throughout the 12-month period, with the yield curve beginning the period relatively flat and ending the period steep. As the yield curve steepened, shorter dated U.S. Treasury yields experienced the greatest decline, while longer dated yields rose slightly. Within the U.S. government sector, Treasuries and agencies outperformed other investment-grade sectors.

•          The mortgage market was hit by the turmoil affecting residential housing, and especially by its spillover effects on secondary market activity, most notably in the non-agency mortgage area, casting a pall across the entire sector with little regard for whether the securities or loans in question were subprime or prime. The result was a further reduction in mortgage market liquidity, as well as a sharp diminishment in the availability of nonconforming mortgage loans to the general public.

•          Widening credit spreads led corporate issues to underperform other major asset classes. Within the investment-grade corporate sector, lower-rated (Baa) and higher-rated (AAA) issues outpaced the middle investment grade issues and intermediate-term issues outperformed longer-dated issues. Industrials outpaced utilities and financials, which was the corporate sector hit hardest by the recent liquidity crisis.

•          A defensive interest rate positioning benefited the Portfolio’s performance for the overall period, as did a relative underweight to the corporate sector, particularly in the latter months of the reporting year when credit spreads significantly widened.

•          Although the Portfolio maintained an underweight to agency mortgage-backed securities, holdings here detracted from returns as the recent turmoil in the mortgage market and drying up of liquidity hurt the performance of the sector.

Management Strategies

•          Throughout the period, we employed a defensive interest rate strategy by maintaining a lower interest-rate sensitivity (as measured by duration) than that of the Index. In March of this year, the position was adjusted to underweight longer dated issues and overweight intermediate dated issues. As the spread between intermediate and long date yields widened and the curve steepened during the summer, relative performance benefited. Subsequently, in August, we further reduced the Portfolio’s interest rate sensitivity.

•          We have held an underweight corporate position for some time now, which has benefited relative performance. While we are looking for areas to take advantage of the recent spread widening and add to corporate positions, we remain cautious because we believe the credit market remains vulnerable to potential credit downgrades and/or an economic downturn.

•          We maintained an underweight position to agency mortgage-backed securities, with a focus on high-coupon, slow-prepaying issues, and non-agency mortgages issued to high quality borrowers.

2007 Annual Report

September 30, 2007

Investment Overview (cont’d)

Investment Grade Fixed Income Portfolio

*             Minimum Investment

**      Commenced operations on May 20, 2002.

In accordance with SEC regulations, the Portfolio’s Institutional Class performance shown assumes that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested. The performance of Adviser Class shares will vary from the Institutional Class shares based upon the different inception date and will be negatively impacted by additional fees assessed to this class.

Performance Compared to the Lehman Brothers U.S. Aggregate Index(1) and Lipper Intermediate Investment Grade Debt Funds Index(2)

	Total Returns(3)
		Average Annual
	One	Five	Ten	Since
	Year	Years	Years	Inception(6)

Portfolio — Institutional Class(4)	4.82%	4.44%	5.81%	7.56%
Lehman Brothers U.S. Aggregate Index	5.14	4.13	5.97	7.21
Lipper Intermediate Investment Grade Debt Funds Index	4.69	4.38	5.57	6.72
Portfolio — Adviser Class(5)	4.56	4.27	—	4.81
Lehman Brothers U.S. Aggregate Index	5.14	4.13	—	5.05
Lipper Intermediate Investment Grade Debt Funds Index	4.69	4.38	—	4.91

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Performance assumes that all dividends and distributions, if any, were reinvested. For the most recent month-end performance figures, please visit www.morganstanley.com/im. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

(1)

The Lehman Brothers U.S. Aggregate Index tracks the performance of all U.S. government agency and Treasury securities, investment-grade corporate debt securities, agency mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)

The Lipper Intermediate Investment Grade Debt Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lip-per Intermediate Investment Grade Debt Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. As of the date of this report, the Portfolio is in the Lipper Intermediate Investment Grade Debt Funds classification.

(3)

Total returns for the Portfolio reflect expenses waived and/or reimbursed, if applicable, by the Adviser and Distributor. Without such waivers and/or reimbursements, total returns would have been lower. Fee waivers and/or reimbursements are voluntary and the Adviser and Distributor reserve the right to commence or terminate any waiver and/or reimbursement at any time.

(4)	Commenced operations on August 31, 1990.
(5)	Commenced operations on May 20, 2002.
(6)

For comparative purposes, average annual since inception returns listed for the Indexes refer to the inception date or initial offering of the respective share class of the Portfolio, not the inception of the Indexes.

2007 Annual Report

September 30, 2007

Investment Overview (cont’d)

Investment Grade Fixed Income Portfolio

Expense Examples

As a shareholder of the Portfolio, you incur two types of costs: (1) transactional costs, including redemption fees; (2) ongoing costs, including management fees, shareholder servicing fees (in the case of Adviser Class); and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended September 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that “Expenses Paid During Period” are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note E in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
		Ending	During Period*
	Beginning	Account Value	April 1, 2007 —
	Account Value	September	September 30,
	April 1, 2007	30, 2007	2007
Institutional Class
Actual	$1,000.00	$1,022.10	$2.53
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.56	2.54

Adviser Class
Actual	1,000.00	1,021.30	3.24
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.86	3.24

*             Expenses are equal to Institutional Class’ and Adviser Class’ annualized net expense ratios of 0.50% and 0.64%, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or investment type, as a percentage of total investments.

*             Industries and/or investment types which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

2007 Annual Report

September 30, 2007

Portfolio of Investments

Investment Grade Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)
Fixed Income Securities (110.6%)
Agency Adjustable Rate Mortgages (3.7%)
Federal Home Loan Mortgage Corp.,
Conventional Pools:
4.76%, 7/1/35	$2,301	$2,275
5.63%, 4/1/37	2,312	2,331
5.73%, 1/1/37	3,470	3,497
5.97%, 1/1/37	1,253	1,270
Federal National Mortgage Association,
7.41%, 5/1/36	2,695	2,747
7.48%, 7/1/36	2,729	2,785
7.49%, 8/1/36	1,987	2,035
Government National Mortgage Association,
5.75%, 7/20/25	33	33
6.13%, 11/20/25 - 12/20/27	407	411
6.37%, 2/20/25 - 2/20/28	1,762	1,783
6.38%, 2/20/28	8	8
		19,175
Agency Fixed Rate Mortgages (25.7%)
Federal Home Loan Mortgage Corp.,
Conventional Pools:
10.00%, 9/1/17 - 11/1/20	34	37
10.25%, 7/1/09	3	3
11.00%, 1/1/16	13	13
13.00%, 9/1/10	@—	1
Gold Pools:
6.00%, 2/1/32 - 4/1/32	84	84
6.50%, 7/1/25 - 3/1/32	386	396
7.00%, 2/1/26	22	23
7.50%, 5/1/16 - 6/1/32	3,277	3,430
8.00%, 11/1/29 - 10/1/31	540	572
8.50%, 12/1/30	116	125
10.00%, 10/1/19 - 1/1/21	56	63
10.50%, 3/1/16	29	30
November TBA
6.50%, 11/15/31	(i)4,100	4,170
Federal National Mortgage Association,
7.50%, 9/1/35	1,943	2,035
Conventional Pools:
6.00%, 10/1/31 - 12/1/31	128	129
6.50%, 6/1/26 - 9/1/32	1,346	1,380
7.00%, 11/1/25 - 12/1/34	20,925	21,711
7.50%, 5/1/23 - 12/1/32	3,607	3,775
8.00%, 2/1/12 - 4/1/32	2,451	2,584
8.50%, 4/1/30 - 5/1/32	2,191	2,355
9.00%, 2/1/17	78	84
9.50%, 8/1/22	102	110
10.00%, 5/1/22	114	126
10.50%, 12/1/17 - 10/1/18	36	41
11.00%, 4/1/21	44	48
11.25%, 8/1/13	42	47
11.50%, 1/1/17 - 11/1/19	27	29
October TBA
5.50%, 10/25/37	$ (i)13,200	$12,930
6.50%, 10/25/37	(i)7,100	7,230
November TBA
5.00%, 11/25/37	(i)27,300	26,033
5.50%, 11/25/37	(i)39,800	38,961
7.00%, 11/25/37	(i)3,000	3,093
Government National Mortgage Association,
Various Pools:
9.00%, 11/15/17	175	187
9.50%, 12/15/17 - 9/15/22	650	706
10.00%, 11/15/09 - 2/15/25	1,020	1,151
10.50%, 3/15/19	4	5
11.00%, 3/15/10 - 2/15/16	120	136
11.50%, 1/20/18	2	2
		133,835
Asset Backed Corporates (23.1%)
American Express Credit Account Master Trust,
5.75%, 10/15/12	(h)2,375	2,362
Argent Securities, Inc.,
5.18%, 10/25/36	(h)2,324	2,307
Banc of America Securities Auto Trust,
3.99%, 8/18/09	1,376	1,370
Bear Stearns Asset Backed Securities, Inc.,
5.23%, 1/25/37	(h)1,505	1,496
5.33%, 9/25/34	(h)294	293
5.35%, 3/25/35	(h)356	355
Capital Auto Receivables Asset Trust,
4.05%, 7/15/09	1,372	1,367
4.98%, 5/15/11	3,825	3,820
5.31%, 10/20/09	(e)4,600	4,600
5.38%, 7/20/10	(h)3,550	3,521
5.76%, 11/15/11	(h)2,500	2,479
Capital One Auto Finance Trust,
5.07%, 7/15/11	2,025	2,023
Carrington Mortgage Loan Trust,
5.44%, 3/25/47	(h)2,264	2,249
Caterpillar Financial Asset Trust,
3.90%, 2/25/09	398	397
5.57%, 5/25/10	3,200	3,212
CIT Equipment Collateral,
3.50%, 9/20/08	125	125
Citibank Credit Card Issuance Trust,
5.20%, 3/22/12	(h)2,900	2,888
5.65%, 9/20/19	(c)2,400	2,392
CNH Equipment Trust,
4.02%, 4/15/09	759	758
4.27%, 1/15/10	2,409	2,400
5.20%, 6/15/10	1,775	1,773
Countrywide Asset Backed Certificates,
5.28%, 7/25/25	(h)897	894
DaimlerChrysler Auto Trust,
4.04%, 9/8/09	854	851

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

September 30, 2007

Portfolio of Investments (cont’d)

Investment Grade Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)
Asset Backed Corporates (cont’d)
First Franklin Mortgage Loan Asset Backed Certificates,
5.18%, 7/25/36	$ (h)1,523	$1,513
5.20%, 2/25/36	(h)1,112	1,108
5.25%, 10/25/35	(h)563	560
Ford Credit Auto Owner Trust,
4.17%, 1/15/09	251	250
5.05%, 3/15/10	1,567	1,565
5.26%, 10/15/10	4,000	4,003
5.76%, 4/15/10	(h)5,075	5,056
Fremont Home Loan Owner Trust,
5.18%, 10/25/36	(h)2,747	2,728
GE Equipment Small Ticket, LLC,
4.38%, 7/22/09	(e)1,570	1,565
4.88%, 10/22/09	(e)2,363	2,360
GS Auto Loan Trust,
5.37%, 12/15/10	3,375	3,381
GSAMP Trust,
5.20%, 1/25/37	(h)1,758	1,748
5.25%, 4/25/47	(h)2,572	2,553
Harley-Davidson Motorcycle Trust,
3.76%, 12/17/12	3,526	3,471
4.07%, 2/15/12	2,300	2,278
Hertz Vehicle Financing, LLC,
4.93%, 2/25/10	(e)1,825	1,821
Honda Auto Receivables Owner Trust,
3.87%, 4/20/09	1,111	1,106
3.93%, 1/15/09	383	382
4.85%, 10/19/09	2,135	2,131
Hyundai Auto Receivables Trust,
3.98%, 11/16/09	1,215	1,206
Indymac Residential Asset Backed Trust,
5.26%, 4/25/37	(h)2,000	1,987
Long Beach Mortgage Loan Trust,
5.22%, 1/25/36	(h)472	470
MBNA Master Credit Card Trust USA,
5.90%, 8/15/11	940	955
7.80%, 10/15/12	2,715	2,917
Merrill Auto Trust Securitization,
4.10%, 8/25/09	1,387	1,382
National City Auto Receivables Trust,
2.88%, 5/15/11	1,466	1,447
Nationstar Home Equity Loan Trust,
5.20%, 9/25/36	(h)1,200	1,196
Nissan Auto Receivables Owner Trust,
3.99%, 7/15/09	1,496	1,489
RAAC Series,
5.23%, 9/25/45	(h)625	619
Residential Asset Mortgage Products, Inc.,
5.20%, 6/25/29	(h)2,088	2,073
5.22%, 10/25/36	(h)1,666	1,653
Residential Asset Securities Corp.,
5.24%, 2/25/30	(h)2,144	2,129
Securitized Asset Backed Receivables, LLC Trust,
5.20%, 12/25/35	$ (h)467	$466
5.24%, 2/25/37	(h)2,728	2,707
5.26%, 5/25/37	(h)2,397	2,378
SLM Student Loan Trust,
5.35%, 10/25/14	(h)2,848	2,849
Soundview Home Equity Loan Trust,
5.24%, 2/25/37	(h)2,349	2,331
Structured Asset Securities Corp.,
5.22%, 6/25/37	(h)2,476	2,457
Terwin Mortgage Trust,
5.60%, 12/25/34	(h)410	398
TXU Electric Delivery Transition Bond Co.,
4.81%, 11/17/14	700	698
USAA Auto Owner Trust,
3.90%, 7/15/09	620	618
Volkswagen Auto Loan Enhanced Trust,
4.80%, 7/20/09	1,676	1,672
Wachovia Auto Owner Trust,
2.91%, 4/20/09	35	34
4.06%, 9/21/09	684	681
		120,323
Collateralized Mortgage Obligations — Agency Collateral Series (0.6%)
Federal Home Loan Mortgage Corporation,
Inv FI I0
0.24%, 3/15/24	2,389	91
2.25%, 3/15/32	463	42
IO
6.00%, 5/1/31	972	221
6.50%, 4/1/28 - 5/15/33	1,791	416
8.00%, 1/1/28 - 6/1/31	184	46
IO PAC
6.00%, 5/15/30 - 4/15/32	1,403	157
PAC
10.00%, 6/15/20	13	14
Federal National Mortgage Association,
Inv FI I0
2.87%, 5/18/27	691	75
3.07%, 10/25/28	329	14
3.42%, 10/25/30	186	13
IO
6.00%, 8/25/32 - 11/25/32	1,409	170
6.50%, 2/25/33 - 6/25/33	4,720	1,087
7.00%, 4/25/33	685	156
7.50%, 11/1/29	949	303
8.00%, 4/1/24 - 12/1/31	761	182
9.00%, 11/1/26	81	21
Government National Mortgage Association,
Inv FI IO
2.85%, 8/16/29	486	45
		3,053

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

September 30, 2007

Portfolio of Investments (cont’d)

Investment Grade Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)
Collateralized Mortgage Obligations — Non Agency Collateral Series (5.8%)
Banc of America Commercial Mortgage, Inc.,
5.84%	$ (h)(o)2,050	$2,064
5.87%	(h)(o)1,475	1,491
Bear Stearns Commercial Mortgage Securities,
5.90%, 6/11/40	(h)2,700	2,737
Citigroup Commercial Mortgage Trust,
5.89%	(h)(o)1,950	1,975
Commercial Mortgage Pass Through Certificates,
6.01%	(h)(o)1,850	1,889
Countrywide Alternative Loan Trust,
IO
1.19%, 3/20/46	10,561	439
1.51%, 3/20/47	(h)21,317	1,095
1.66%, 12/20/35	(e)(h)11,701	312
2.07%, 12/20/46	(h)25,750	1,151
2.09%, 2/25/37	(h)11,627	559
2.14%, 12/20/35	(e)(h)15,061	598
2.18%, 10/25/46	15,564	699
GS Mortgage Securities Corp.,
IO
2.60%, 3/25/36	(e)(h)5,223	182
GS Mortgage Securities Corp. II,
5.99%, 8/10/45	(h)2,900	2,955
Greenpoint Mortgage Funding Trust,
IO
0.81%, 8/25/45 - 10/25/45	(h)15,218	435
Harborview Mortgage Loan Trust,
IO
1.24%, 6/19/35	(h)8,113	172
1.53%, 5/19/35	(h)11,534	249
1.89%, 3/19/37	(h)10,146	431
2.02%, 7/19/46	(h)17,704	636
PO
3/19/37 - 7/19/47	6	4
Indymac Index Mortgage Loan Trust,
IO
1.43%, 7/25/35	(h)7,494	262
JPMorgan Chase Commercial Mortgage Securities Corp.,
5.44%, 6/12/47	(h)1,200	1,186
5.94%, 2/12/49	(h)1,050	1,064
6.01%	(h)(o)3,025	3,084
Lehman Brothers Commercial Conduit Mortgage Trust,
6.13%, 7/15/44	(h)2,050	2,113
Lehman Brothers-UBS Commercial Mortgage Trust,
5.43%, 2/15/40	800	791
Wachovia Bank Commercial Mortgage Trust,
5.34%, 12/15/43	1,475	1,447
		30,020
Finance (6.6%)
AIG SunAmerica Global Financing VI,
6.30%, 5/10/11	(e)1,910	1,971
American General Finance Corp.,
4.63%, 9/1/10	915	898
AXA Financial, Inc.,
6.50%, 4/1/08	$760	$764
Bank of New York Co., Inc. (The),
3.80%, 2/1/08	250	249
Bank One Corp.,
6.00%, 2/17/09	1,350	1,369
Capmark Financial Group, Inc.,
5.88%, 5/10/12	(e)715	652
6.30%, 5/10/17	(e)295	257
Caterpillar Financial Services Corp.,
3.63%, 11/15/07	190	190
Catlin Insurance Co., Ltd.,
7.25%	(e)(h)(o)925	874
CIT Group, Inc.,
4.75%, 8/15/08	490	483
Citicorp,
6.38%, 11/15/08	705	716
Countrywide Home Loans, Inc.,
3.25%, 5/21/08	660	636
Farmers Exchange Capital,
7.05%, 7/15/28	(c)(e)675	674
Farmers Insurance Exchange,
8.63%, 5/1/24	(e)725	833
General Electric Capital Corp.,
4.25%, 12/1/10	(c)445	436
Goldman Sachs Capital II,
5.79%	(h)(o)930	881
HSBC Finance Corp.,
4.13%, 12/15/08	450	445
5.88%, 2/1/09	345	348
6.38%, 10/15/11	688	711
6.40%, 6/17/08	465	468
6.75%, 5/15/11	365	381
Huntington National Bank,
4.38%, 1/15/10	520	510
iStar Financial, Inc.,
6.07%, 3/9/10	(h)1,175	1,096
JPMorgan Chase & Co.,
6.00%, 2/15/09	640	649
Mantis Reef Ltd.,
4.69%, 11/14/08	(e)1,100	1,095
Marshall & Ilsley Bank,
3.80%, 2/8/08	1,365	1,357
MBNA Corp.,
5.79%, 5/5/08	(h)995	998
Nationwide Building Society,
4.25%, 2/1/10	(e)1,065	1,044
Platinum Underwriters Finance, Inc.,
7.50%, 6/1/17	550	583
Platinum Underwriters Holdings Ltd.,
6.37%, 11/16/07	585	584
Popular North America, Inc.,
5.65%, 4/15/09	455	459

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

September 30, 2007

Portfolio of Investments (cont’d)

Investment Grade Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)
Finance (cont’d)
Sovereign Bancorp,
5.44%, 3/23/10	$ (h)1,540	$1,541
Sovereign Bank,
4.00%, 2/1/08	105	104
Two-Rock Pass Through Trust,
6.44%	(e)(h)(o)645	545
Unicredit Luxembourg Finance S.A.,
5.41%, 10/24/08	(h)1,665	1,666
USB Capital IX,
6.19%	(e)(h)(o)895	896
Wachovia Capital Trust Ill,
5.80%	(h)(o)2,545	2,530
Washington Mutual Preferred Funding II,
6.67%	(e)(h)(o)300	259
Washington Mutual, Inc.,
5.50%, 1/15/13	170	164
8.25%, 4/1/10	920	971
World Financial Properties,
6.91%, 9/1/13	(e)1,713	1,767
Xlliac Global Funding,
4.80%, 8/10/10	(e)1,110	1,105
		34,159
Industrials (5.1%)
America West Airlines, Inc.,
7.10%, 4/2/21	1,086	1,129
AT&T, Inc.,
6.15%, 9/15/34	545	541
Brookfield Asset Management, Inc.,
5.80%, 4/25/17	340	341
7.13%, 6/15/12	865	928
Burlington Northern Santa Fe Corp.,
6.13%, 3/15/09	540	547
Clorox Co.,
5.83%, 12/14/07	(h)920	921
Comcast Cable Communications, Inc.,
6.75%, 1/30/11	440	457
7.13%, 6/15/13	145	155
Comcast Corp.,
6.50%, 1/15/15	150	155
ConAgra Foods, Inc.,
7.00%, 10/1/28	280	295
8.25%, 9/15/30	365	432
Consumers Energy Co.,
4.80%, 2/17/09	625	622
Cooper Industries, Inc.,
5.25%, 11/15/12	660	658
CVS/Caremark Corp.,
5.75%, 6/1/17 - 8/15/11	1,115	668
CVS Lease Pass Through,
6.04%, 12/10/28	(e)934	910
DaimlerChrysler N.A. Holding Corp.,
8.50%, 1/18/31	(c)430	535
FBG Finance Ltd.,
5.13%, 6/15/15	$ (e)795	$751
Federated Department Stores, Inc.,
6.30%, 4/1/09	370	374
France Telecom S.A.,
8.50%, 3/1/31	790	1,018
Fred Meyer, Inc.,
7.45%, 3/1/08	765	771
Home Depot, Inc. (The),
5.48%, 12/16/09	(h)1,155	1,141
ICI Wilmington, Inc.,
4.38%, 12/1/08	505	503
LG Electronics, Inc.,
5.00%, 6/17/10	(e)520	515
Miller Brewing Co.,
4.25%, 8/15/08	(e)800	792
Sprint Capital Corp.,
8.75%, 3/15/32	220	253
Systems 2001 Asset Trust, LLC,
6.66%, 9/15/13	(e)1,117	1,177
Telecom Italia Capital S.A.,
4.00%, 1/15/10	1,100	1,072
Telefonica Europe B.V.,
8.25%, 9/15/30	(c)885	1,061
Textron Financial Corp.,
4.13%, 3/3/08	510	508
5.13%, 2/3/11	750	747
Time Warner, Inc.,
5.73%, 11/13/09	(h)1,580	1,562
Union Pacific Corp.,
6.63%, 2/1/08	370	371
6.79%, 11/9/07	225	225
UnitedHealth Group, Inc.,
4.13%, 8/15/09	440	432
5.66%, 3/2/09	(h)615	615
Valero Energy Corp.,
3.50%, 4/1/09	575	564
Verizon New England, Inc.,
6.50%, 9/15/11	610	633
Viacom, Inc.,
6.88%, 4/30/36	755	754
Vodafone Group plc,
5.29%, 12/28/07	(h)745	745
Yum! Brands, Inc.,
8.88%, 4/15/11	610	681
		26,559
Mortgages — Other (29.6%)
Alliance Bancorp,
5.37%, 7/25/37	(h)2,821	2,773
American Home Mortgage Assets,
5.26%, 3/25/47	(h)3,147	3,067
5.32%, 10/25/46 - 6/25/47	(h)7,702	7,476
5.36%, 9/25/46	(h)2,525	2,491
5.43%, 6/25/47	(h)1,575	1,411

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

September 30, 2007

Portfolio of Investments (cont’d)

Investment Grade Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)
Mortgages — Other (cont’d)
5.45%, 10/25/46	$ (h)1,658	$1,548
Banc of America Funding Corp.,
5.85%, 9/20/35	(h)821	812
Bear Stearns Commercial Mortgage,
5.27%, 8/25/36	(h)3,044	2,967
Bear Stearns Mortgage Funding Trust,
5.29%, 12/25/36	(h)2,434	2,389
5.33%, 9/25/36	(h)2,418	2,366
5.38%, 7/25/36	(h)2,554	2,412
California Federal Savings & Loan Association,
8.80%, 1/25/14	(d)(k)1	1
Countrywide Alternative Loan Trust,
5.32%, 10/25/46 - 11/25/46	(h)4,970	4,863
5.40%, 7/25/46	(h)1,523	1,502
5.42%, 6/25/47	(h)2,422	2,368
5.76%, 11/20/35	(h)725	722
5.81%, 3/20/46	(h)1,534	1,500
5.88%, 11/20/35	(h)1,503	1,467
5.89%, 12/20/35	(h)2,238	2,181
6.50%, 10/25/46	(e)343	342
6.68%, 2/25/36	(h)1,880	1,854
Deutsche ALT-A Securities, Inc., NIM Trust,
6.75%, 2/25/47	(e)(h)1,045	1,005
Deutsche ALT-A Securities, Inc., Alternate Loan Trust,
5.28%, 2/25/47	(h)3,590	3,511
5.81%, 2/25/47	(h)1,357	1,283
Downey Savings & Loan Association Mortgage Loan Trust,
5.64%, 4/19/38	(h)2,567	2,505
5.70%, 11/19/37	(h)2,829	2,771
5.92%, 4/19/46	(h)2,287	2,263
Federal Home Loan Mortgage Corp.,
5.85%, 10/1/36	2,695	2,724
Federal National Mortgage Association,
5.19%, 12/25/36	1,819	1,803
Greenpoint Mortgage Funding Trust,
5.30%, 4/25/47	(h)3,735	3,653
5.45%, 3/25/36	(h)1,927	1,894
5.52%, 3/25/47	(h)3,509	3,435
5.50%, 1/25/37	(h)3,414	3,303
GS Mortgage Securities Corp. II,
6.25%, 1/25/37	(e)875	866
GSR Mortgage Loan Trust,
5.32%, 8/25/46	(h)2,595	2,539
Harborview Mortgage Loan Trust,
5.40%, 7/21/36	(h)2,625	2,571
5.59%, 1/19/38	(h)766	763
5.60%, 11/19/36	(h)2,982	2,906
5.61%, 7/19/45	(h)583	575
5.63%, 3/19/37	(h)1,987	1,937
5.65%, 3/19/38	(h)2,325	2,269
5.68%, 11/19/36	(h)3,045	2,981
5.69%, 1/19/38	(h)3,352	3,275
5.70%, 3/19/38 - 9/19/36	(h)3,179	3,111
5.73%, 7/19/46	(h)1,995	1,942
5.75%, 10/19/37	$ (h)2,057	$2,018
5.88%, 11/19/35	(h)1,163	1,134
6.20%, 1/19/36	(h)641	562
Harborview NIM Corp.,
6.41%, 3/19/37 - 3/19/38	(e)1,200	1,192
Indymac Index Mortgage Loan Trust,
5.23%, 2/25/37	(h)2,735	2,715
5.25%, 7/25/46	(h)3,325	3,305
5.34%, 11/25/36	(h)1,883	1,841
5.51%, 10/25/36	(h)1,379	1,345
Lehman XS Trust,
5.53%, 11/25/46	(h)700	624
Luminent Mortgage Trust,
5.37%, 4/25/36	(h)1,473	1,443
5.49%, 7/25/36	(h)622	529
Mastr Adjustable Rate Mortgages Trust,
5.24%, 5/25/47	(h)1,406	1,402
5.38%, 4/25/46	(h)1,489	1,468
5.53% 1/25/47	(h)1,150	914
5.98%, 5/25/47	(h)625	450
6.23%, 5/25/47	(h)1,500	1,139
Merrill Lynch Mortgage Investors, Inc.,
5.25%, 8/25/35	(h)150	150
Residential Accredit Loans, Inc.,
5.29%, 3/25/47	(h)4,560	4,470
5.32%, 12/25/36	(h)2,468	2,425
5.33%, 6/25/37	(h)1,412	1,383
5.39%, 2/25/46	(h)708	695
5.40%, 2/25/46	(h)716	707
5.55%, 5/25/46	(h)1,536	1,496
5.58%, 5/25/47	(h)2,166	2,111
5.62%, 6/25/37	(h)1,314	1,261
Ryland Acceptance Corp. IV,
6.65%, 7/1/11	30	30
Structured Asset Mortgage Investments, Inc.,
5.32%, 2/25/36	(h)611	599
5.33%, 10/25/36	(h)2,294	2,251
5.36%, 8/25/36	(h)2,449	2,401
5.40%, 4/25/36	(h)2,433	2,405
Washington Mutual, Inc.,
5.21%, 6/25/46	(h)159	159
5.38%, 11/25/45 - 12/25/45	(h)1,219	1,213
5.39%, 10/25/45	(h)367	366
5.42%, 8/25/45	(h)175	174
5.92%, 4/25/46	(h)1,977	1,929
5.94%, 8/25/46	(h)2,136	2,084
Zuni Mortgage Loan Trust,
5.26%, 8/25/36	(h)1,381	1,371
		154,158
U.S. Treasury Securities (9.0%)
U.S. Treasury Bonds,
4.50%, 2/15/36	(c)900	853
5.38%, 2/15/31	(c)18,250	19,542
6.13%, 8/15/29	(c)10,000	11,669

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

September 30, 2007

Portfolio of Investments (cont’d)

Investment Grade Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)
U.S. Treasury Securities (cont’d)
U.S. Treasury Notes,
2.63%, 5/15/08	$ (c)15,000	$14,864
		46,928
Utilities (1.4%)
Appalachian Power Co.,
5.65%, 8/15/12	255	257
Arizona Public Service Co.,
5.80%, 6/30/14	745	739
Carolina Power & Light Co.,
5.13%, 9/15/13	760	745
CenterPoint Energy Resources Corp.,
6.25%, 2/1/37	225	222
7.88%, 4/1/13	135	148
Consolidated Natural Gas Co.,
6.25%, 11/1/11	355	365
Detroit Edison Co.,
6.13%, 10/1/10	480	496
Entergy Gulf States, Inc.,
3.60%, 6/1/08	345	340
5.98%, 12/1/09	(h)455	451
NiSource Finance Corp.,
6.06%, 11/23/09	(h)535	531
Ohio Power Corp.,
6.00%, 6/1/16	740	745
Plains All American Pipeline, LP,
6.70%, 5/15/36	750	753
Public Service Electric & Gas Co.,
5.00%, 1/1/13	580	563
Texas Eastern Transmission, LP,
7.00%, 7/15/32	(c)425	450
Wisconsin Electric Power Co.,
3.50%, 12/1/07	540	538
		7,343
Total Fixed Income Securities (Cost $580,705)		575,553

	Shares
Preferred Stock (0.2%)
Mortgages — Other (0.2%)
Home Ownership Funding Corp.,
13.33% (Cost $1,110)	(e)7,150	1,070

	No.of
	Contracts
Put Options Purchased (0.0%)
90 Day EuroDollar
12/07 @ 94.75 (Cost $122)	(a)678	72

	Face
	Amount
	(000)
Short-Term Investments (7.2%)
Short-Term Debt Securities held as Collateral on Loaned Securities (0.8%)
AIG Match Funding Corp.,
5.73%, 10/17/07	$ (h)176	176
Alliance & Leicester plc,
5.83%, 10/9/07	$ (h)126	$126
Bancaja,
5.36%, 10/19/07	63	63
Bank of New York Co., Inc.,
5.82%, 10/10/07	(h)63	63
BASF AG,
5.36%, 10/22/07	(h)63	63
BNP Paribas plc,
5.50%, 11/19/07	(h)126	126
CAM US Finance S.A. Unipersonal,
5.37%, 10/3/07	252	252
Canadian Imperial Bank of Commerce, New York,
4.92%, 10/1/07	(h)126	126
CC USA, Inc.,
4.68%, 10/1/07	(h)63	63
CIT Group Holdings,
5.38%, 10/18/07	(h)226	226
Citigroup Global Markets Holdings, Inc.,
5.26%, 10/1/07	499	499
Credit Suisse First Boston, New York,
4.82%, 10/1/07	(h)126	126
First Tennessee Bank,
5.76%, 10/17/07	(h)63	63
5.77%, 10/17/07	(h)252	252
Goldman Sachs Group, Inc.,
5.37%, 10/1/07	118	118
5.82%, 10/15/07	(h)63	63
HSBC Finance Corp.,
5.81%, 10/9/07	(h)63	63
IBM Corp.,
5.79%, 10/9/07	252	252
Macquarie Bank Ltd.,
5.17%, 10/22/07	(h)126	126
Marshall & Ilsley Bank,
5.37%, 12/17/07	125	125
Metropolitan Life Global Funding,
5.13%, 10/22/07	(h)188	188
National Rural Utilities Cooperative Finance Corp.,
5.73%, 10/1/07	(h)252	252
Nationwide Building Society,
5.28%, 12/28/07	146	146
National Bank of Canada,
5.66%, 10/2/07	(h)252	252
Societe Generale, New York,
5.11%, 10/31/07	(h)302	302
Unicredito Delaware, Inc.,
5.77%, 10/15/07	(h)138	138
Unicredito Italiano Bank (Ireland) plc,
5.84%, 10/9/07	(h)88	88
		4,337

	Shares
Investment Company (6.1%)
Morgan Stanley Institutional Liquidity
Money Market Portfolio
—Institiutional Class	(p)31,653,574	31,654

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

September 30, 2007

Portfolio of Investments (cont’d)

Investment Grade Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)
U.S. Treasury Security (0.3%)
U.S. Treasury Bill
3.82%, 1/10/08	$ (c)(j)(r)1,800	$1,781
Total Short-Term Investments (Cost $37,766)		37,772
Total Investments (118.0%) (Cost $619,703)
— Including $48,038 of Securities Loaned		614,467
Liabilities in Excess of Other Assets (-18.0%)		(93,786)
Net Assets (100%)		$520,681

(a)	Non-income producing security.
(c)	All or a portion of security on loan at September 30, 2007.
(d)	Security was valued at fair value — At September 30, 2007, the Portfolio held $1,000 of fair valued securities, representing less than 0.05% of net assets.
(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2007.
(i)	Security is subject to delayed delivery.
(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(k)	Security has been deemed illiquid — At September 30, 2007.
(o)

Perpetual — Security does not have a predetermined maturity date. Rate for this security is fixed for a period of time then reverts to a floating rate. The interest rate shown is the rate in effect at September 30, 2007.

(p)

See Note F within the Notes to Financial Statements regarding investment in Morgan Stanley Institutional Liquidity Government Portfolio — Institutional Class, Morgan Stanley Institutional Liquidity Money Market Portfolio —Institutional Class and/or Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio — Institutional Class.

(r)	Rate shown is the Yield to Maturity at September 30, 2007.
@	Face Amount/Value is less than $500.
Inv Fl	Inverse Floating Rate — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at September 30, 2007.
IO	Interest Only
PAC	Planned Amortization Class
PO	Principal Only
TBA	To Be Announced

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
EuroDollar
CME	20	$4,758	Dec-07	$13
EuroDollar
CME	20	4,774	Mar-08	21
EuroDollar
CME	20	4,781	Jun–08	24
EuroDollar
CME	20	4,785	Sep-08	26
EuroDollar
CME	20	4,784	Dec-08	27
EuroDollar
CME	20	4,781	Mar-09	26
EuroDollar
CME	20	4,775	Jun-09	(5)
U.S. Treasury
2yr. Note	430	89,030	Dec-07	319
U.S. Treasury
5yr. Note	648	69,356	Dec-07	436

Short:
U.S. Treasury
10 yr. Note	299	32,675	Dec-07	194
U.S. Treasury
Long Bond	540	60,126	Dec-07	175
				$1,256

CME	Chicago Mercantile Exchange

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

September 30, 2007

Portfolio of Investments (cont’d)

Investment Grade Fixed Income Portfolio

Credit Default Swap Contracts

The Portfolio had the following credit default swap agreement(s) open at period end:

					Unrealized
		Notional			Appreciation
	Buy/Sell	Amount	Pay/Receive	Termination	(Depreciation)
Swap Counterparty and Reference Obligation	Protection	(000)	Fixed Rate	Date	(000)
Citigroup	Buy	$1,600	0.43%	3/20/12	$(3)
Tyco International Ltd., Zero Coupon, 11/17/20
Goldman Sachs	Buy	1,500	0.80	3/20/11	(25)
Tyco International Ltd., 6.38%, 10/15/11
Goldman Sachs	Buy	2,600	0.12	12/20/11	13
The Hartford Financial Services Group, Inc., 4.75%, 3/1/14
Goldman Sachs	Buy	850	0.15	12/20/11	5
Motorola, Inc., 6.50%, 9/1/25
Goldman Sachs	Buy	1,750	0.16	12/20/11	9
Motorola, Inc., 6.50%, 9/1/25
Goldman Sachs	Buy	2,600	0.10	3/20/12	15
The Chubb Corp., 6.00%, 11/15/11
Goldman Sachs	Buy	1,300	0.22	3/20/12	(2)
Dell, Inc., 7.10% 4/15/28
JPMorgan Chase	Buy	1,500	0.65	3/20/11	(18)
Tyco International Ltd., 2.75%, 1/15/18
JPMorgan Chase	Buy	455	1.18	6/20/14	4
Belo Corp., 8.00%, 11/1/08
JPMorgan Chase	Buy	1,300	1.30	6/20/14	4
Belo Corp., 8.00%, 11/1/08
Lehman Brothers	Buy	1,300	0.20	12/20/11	1
Union Pacific Corp., 6.30%, 1/15/12
					$3

Interest Rate Swap Contracts

The Portfolio had the following interest rate swap agreement(s) open at period end:

						Unrealized
					Notional	Appreciation
	Floating Rate	Pay/Receive	Fixed	Termination	Amount	(Depreciation)
Swap Counterparty	Index	Floating Rate	Rate	Date	(000)	(000)
Citigroup	3 Month LIBOR	Pay	5.33%	5/22/17	$12,800	$304
	3 Month LIBOR	Pay	5.37	5/23/17	12,800	340
	3 Month LIBOR	Pay	5.34	5/24/17	11,000	265
	3 Month LIBOR	Pay	5.02	9/11/17	8,000	(125)
	3 Month LIBOR	Pay	5.24	9/27/17	8,000	22
	3 Month LIBOR	Receive	5.29	9/28/17	9,000	(60)
Deutsche Bank	3 Month LIBOR	Pay	5.39	5/25/17	28,700	807
	3 Month LIBOR	Pay	5.43	5/29/17	19,625	614
JPMorgan Chase	3 Month LIBOR	Pay	5.37	5/23/17	12,800	343
	3 Month LIBOR	Pay	5.34	5/24/17	18,000	437
	3 Month LIBOR	Pay	5.45	5/29/17	19,625	643
	3 Month LIBOR	Pay	5.44	8/20/17	3,700	68
	3 Month LIBOR	Pay	5.09	9/11/17	17,500	(179)
	3 Month LIBOR	Pay	5.16	9/20/17	7,500	(30)
	3 Month LIBOR	Receive	5.23	9/27/17	8,300	(19)
	3 Month LIBOR	Receive	5.30	9/28/17	9,000	(68)
						$3,362

LIBOR — London Inter Bank Offer Rate

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

September 30, 2007

Investment Overview (unaudited)

Limited Duration Portfolio

The Limited Duration Portfolio seeks above-average total return over a market cycle of three to five years. The Portfolio invests primarily in U.S. government securities, investment grade corporate bonds and mortgage securities. The Portfolio seeks value in the fixed income market with only a limited sensitivity to changes in interest rates. The Portfolio will ordinarily seek to maintain an average duration similar to that of the Citigroup 1-3 Year Treasury/Government Sponsored Index, which generally ranges between zero and three years, although there is no minimum or maximum maturity for any individual security. The Portfolio may invest in asset-backed securities and may use futures, options, forwards, collateralized mortgage obligations, swaps, options on swaps and other derivatives.

Performance

For the fiscal year ended September 30, 2007, the Portfolio’s Institutional Class had a total return based on net asset value and reinvestment of distributions per share of 4.26%, net of fees. The Portfolio’s Institutional Class underperformed against its benchmark Citigroup 1-3 Year Treasury/ Government Sponsored Index (the “Index”) which returned 5.76%.

Factors Affecting Performance

•                  Fears stemming from a residential housing downturn persisted throughout the 12-month period. Confronted with increasing delinquency rates on subprime loans, high-profile hedge fund collapses, and a series of subprime mortgage related credit downgrades, markets responded severely in the latter months of the reporting period. The impact was exacerbated by an influx of forced sellers looking to liquidate assets to help meet margin calls and capital withdrawals, which fueled concerns about the potential impact on the broader financial markets and economy and led to a flight to quality.

•                  In August, the Federal Open Market Committee (the “Fed”) lowered the discount rate by half a percent, from 6.25% to 5.75%, and began encouraging member banks to make greater use of the discount window without fear of such action being viewed negatively by the Fed. In September, the Fed elected to cut the target federal funds rate by 50 basis points to 4.75%, noting that while economic growth remained moderate, inflation risks remain and “the tightening of credit conditions has the potential to intensify the housing correction and to restrain economic growth”.

•                  U.S. Treasury yields fluctuated throughout the 12-month period, with the yield curve beginning the period relatively flat and ending the period steep. As the yield curve steepened, shorter dated U.S. Treasury yields experienced the greatest decline, while longer dated yields rose slightly. Within the U.S. government sector, Treasuries and agencies outperformed other investment-grade sectors.

•                  The mortgage market was hit by the turmoil affecting residential housing, and especially by its spillover effects on secondary market activity, most notably in the non-agency mortgage area, casting a pall across the entire sector with little regard for whether the securities or loans in question were subprime or prime. The result was a further reduction in mortgage market liquidity, as well as a sharp diminishment in the availability of nonconforming mortgage loans to the general public.

•                  Widening credit spreads led corporate issues to underperform other major asset classes. Within the investment-grade corporate sector, lower-rated (Baa) and higher-rated (AAA) issues outpaced the middle investment grade issues and intermediate-term issues outperformed longer-dated issues. Industrials outpaced utilities and financials, which was the corporate sector hit hardest by the recent liquidity crisis.

•                  The two primary reasons for the Portfolio’s relative underperformance were its duration positioning and a low relative weighting in Treasury and government-sponsored bonds.

•                  Increasing leveraged buyout (“LBO”) activity caused credit spread widening in the corporate sector, which hindered the performance of the Portfolio’s holdings in corporate credit. However, security selection in the sector was additive to performance.

•                  The Portfolio’s mortgage strategy, specifically its holdings in adjustable-rate mortgages (“ARMs”), dampened returns as subprime related issues and illiquidity hurt the sector’s performance.

Management Strategies

•                  The Portfolio maintained a lower relative interest rate sensitivity, as measured by duration, than that of the Index during the period. Given that interest rates declined for the overall period, this defensive positioning detracted from performance. Additionally, the Portfolio’s yield curve positioning was detrimental to performance as it was not configured to take advantage of the yield curve steepening that occurred during the period.

•                  We have sought to minimize the Portfolio’s exposure to corporate event risk by attempting to identify and avoid LBO targets, which has proved challenging. Our

2007 Annual Report

September 30, 2007

Investment Overview (cont’d)

Limited Duration Portfolio

approach has been to overweight the financial services segment of the market such as banks and insurance companies, to invest in structured credit (asset-backed securities), and to hold small and diversified exposures to industrial companies. This strategy was successful during the period as the incremental income gained from these positions more than offset the negative impact of credit spread widening.

•                  Within the mortgage sector, we focused on both ARMs and seasoned, higher coupon fixed-rate mortgages originated in a higher interest rate environment. It appears that most of the outstanding higher coupon mortgages have been immune to incentives to refinance into a lower coupon rate as prepayment rates on this product have been slower than expected. The slower prepayments allowed the Portfolio to collect additional interest income on its holdings in this sector. However, the ARMs holdings, comprised largely of non-agency collateral securities, were subject to selling pressures as a result of subprime mortgage events. The severe price adjustments these securities suffered were a function of liquidity being withdrawn from the market rather than a deterioration in credit characteristics.

* Minimum Investment

In accordance with SEC regulations, the Portfolio’s performance shown assumes that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested. The performance of Adviser Class shares will vary from the Institutional Class shares based upon the different inception date and will be negatively impacted by additional fees assessed to this class.

Performance Compared to the Citigroup 1-3 Year Treasury/Government Sponsored Index(1) and the Lipper Short Investment Grade Debt Funds Index(2)

	Total Returns(3)
		Average Annual
	One	Five	Ten	Since
	Year	Years	Years	Inception(6)

Portfolio — Institutional Class(4)	4.26%	2.73%	4.49%	5.02%
Citigroup 1-3 Year Treasury/Government Sponsored Index	5.76	2.92	4.80	5.20
Lipper Short Investment Grade Debt Funds Index	4.73	3.02	4.33	4.92
Portfolio — Adviser Class(5)	—	—	—	—
Citigroup 1-3 Year Treasury/Government Sponsored Index	—	—	—	—
Lipper Short Investment Grade Debt Funds Index	—	—	—	—

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Performance assumes that all dividends and distributions, if any, were reinvested. For the most recent month-end performance figures, please visit www.morganstanley.com/im. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

(1)

The Citigroup 1-3 Year Treasury/Government Sponsored Index is a fixed income market-value weighted index that includes all U.S. Treasury and U.S. agency securities with remaining maturities of at least one year and not longer than three years. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)

The Lipper Short Investment Grade Debt Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Short Investment Grade Debt Funds classification. The Index, which is adjusted for capital gains distributions and income dividend, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. As of the date of this report, the Portfolio is in the Lipper Short Investment Grade Debt Funds classification.

(3)

Total returns for the Portfolio reflect expenses waived and/or reimbursed, if applicable, by the Adviser. Without such waivers and/or reimbursements, total returns would have been lower. Fee waivers and/or reimbursements are voluntary and the Adviser reserves the right to commence or terminate any waiver and/or reimbursement at any time. Returns for periods less than one year are not annualized.

(4)	Commenced operations on March 31, 1992.
(5)	Commenced operations on September 28, 2007 and therefore do not have any historical performance to report as the date of this report.
(6)

For comparative purposes, average annual since inception returns listed for the Indexes refer to the inception date or initial offering of the share class of the Portfolio, not the inception of the Indexes.

2007 Annual Report

September 30, 2007

Investment Overview (cont’d)

Limited Duration Portfolio

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transactional costs, including redemption fees; (2) ongoing costs, including management fees and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period ended September 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Please note that ‘‘Expenses Paid During Period’’ are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note E in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of expenses to average net assets shown in the Financial Highlights.

Please note that the Portfolio’s Adviser Class Share commenced operations on September 28, 2007; therefore, actual expenses paid during the period reflect activity from September 28, 2007 through September 30, 2007.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that while the Portfolio’s Adviser Class Share commenced operations on September 28, 2007, the hypothetical expenses paid during the period reflect projected activity for the full six month period for the purposes of comparability. This projection assumes that the annualized expense ratio for the Portfolio’s Adviser Class Share was in effect during the period from April 1, 2007 to September 30, 2007.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
		Ending Account	During Period*
	Beginning	Value	April 1, 2007 —
	Account Value	September 30,	September 30,
	April 1, 2007	2007	2007

Institutional Class
Actual	$1,000.00	$1,016.70	$2.17
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.91	2.18

			Expenses Paid
			During Period*
		Ending Account	September 28,
		Value	2007 —
	Beginning	September 30,	September 30,
	Account Value	2007	2007
Adviser Class
Actual	$1,000.00	$1,000.00	$0.05
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.11	2.99

*                 Expenses are equal to Institutional Class’ and Adviser Class’ annualized net expense ratios of 0.43% and 0.59%, respectively, multiplied by the average account value over the period, multiplied by 183/365 for the Institutional Class (to reflect the one-half year period) and multiplied by 3/365 for the Adviser Class (to reflect the actual days in the period).

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or investment type, as a percentage of total investments.

*                 Industries and/or investment types which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other.”

2007 Annual Report

September 30, 2007

Portfolio of Investments

Limited Duration Portfolio

	Face
	Amount	Value
	(000)	(000)
Fixed Income Securities (95.0%)
Agency Adjustable Rate Mortgages (4.1%)
Federal Home Loan Mortgage Corp.,
4.35%, 10/1/33	$5,291	$5,324
4.38%, 7/1/35	6,609	6,573
5.47%, 7/1/34	959	971
Federal National Mortgage Association,
4.08%, 2/1/35	896	898
4.22%, 5/1/35	3,768	3,850
4.55%, 4/1/35	1,370	1,372
4.72%, 9/1/35	4,494	4,455
4.74%, 5/1/35	6,108	6,051
5.50%, 7/1/34	912	917
5.60%, 6/1/34	440	443
6.98%, 3/1/36	5,594	5,694
7.49%, 8/1/36	5,633	5,769
Government National Mortgage Association,
5.75%, 7/20/27 - 9/20/27	123	124
6.13%, 12/20/25 - 12/20/27	119	121
6.38%, 1/20/25 - 1/20/28	510	517
		43,079
Agency Fixed Rate Mortgages (1.5%)
Federal Home Loan Mortgage Corp.,
Conventional Pools:
10.00%, 3/1/11 - 10/1/20	98	108
11.00%, 5/1/20	6	7
11.50%, 1/1/18	14	15
Gold Pools:
6.50%, 9/1/19 - 11/1/29	206	213
7.00%, 3/1/32	3	3
7.50%, 11/1/19 - 11/1/32	2,486	2,602
8.50%, 8/1/28	64	69
10.00%, 10/1/21	8	9
10.50%, 1/1/19 - 10/1/20	22	25
11.50%, 8/1/10	7	8
12.00%, 6/1/15 - 9/1/15	31	36
Federal National Mortgage Association,
Conventional Pools:
6.50%, 3/1/18 - 10/1/32	3,044	3,122
7.00%, 5/1/26 - 12/1/34	4,050	4,209
7.50%, 9/1/29 - 7/1/32	3,676	3,842
8.00%, 12/1/29 - 8/1/31	223	236
9.50%, 11/1/20	26	29
10.00%, 8/1/16 - 9/1/16	25	29
10.50%, 12/1/16	13	14
11.00%, 7/1/20	9	10
11.50%, 11/1/19	24	27
12.50%, 2/1/15	18	21
Government National Mortgage Association,
Various Pools:
9.00%, 11/15/16 - 1/15/17	95	102
9.50%, 12/15/17 - 12/15/21	202	220
10.00%, 11/15/09 - 7/15/22	481	544
10.50%, 8/15/21	$26	$30
11.00%, 1/15/10 - 1/15/21	201	227
11.50%, 2/15/13 - 11/15/19	131	149
		15,906
Asset Backed Corporates (18.5%)
ACE Securities Corp.,
7.83%, 9/25/33	(h)515	123
Aegis Asset Backed Securities Trust,
7.13%, 6/25/34	(h)2,325	1,656
Ameriquest Mortgage Securities, Inc.,
6.28%, 8/25/34	(h)2,675	2,486
Amortizing Residential Collateral Trust,
8.88%, 1/25/33	(h)122	11
Capital Auto Receivables Asset Trust,
4.05%, 7/15/09	2,670	2,660
4.98%, 5/15/11	9,700	9,688
5.02%, 9/15/11	5,250	5,258
5.31%, 10/20/09	(e)9,750	9,750
5.38%, 7/20/10	9,100	9,137
Capital One Auto Finance Trust,
5.07%, 7/15/11	4,250	4,246
Caterpillar Financial Asset Trust,
5.57%, 5/25/10	7,800	7,828
Chase Issuance Trust,
4.96%, 9/15/12	10,225	10,233
Chase Manhattan Auto Owner Trust,
2.83%, 9/15/10	4,709	4,667
2.94%, 6/15/10	671	671
CIT Equipment Collateral,
3.50%, 9/20/08	437	436
5.07%, 2/20/10	4,675	4,645
CNH Equipment Trust,
5.20%, 6/15/10	3,650	3,646
5.40%, 10/17/11	3,000	3,000
Countrywide Asset Backed Certificates,
4.37%, 11/25/35	(h)2,929	2,908
Credit Based Asset Servicing and Securitization, LLC,
5.17%, 7/25/36	(h)2,842	2,823
DaimlerChrysler Auto Trust,
2.58%, 4/8/09	1,773	1,772
Ford Credit Auto Owner Trust,
5.05%, 3/15/10	4,208	4,202
5.26%, 10/15/10	5,725	5,730
5.40%, 8/15/11	8,950	9,010
GE Equipment Small Ticket, LLC,
4.38%, 7/22/09	(e)3,140	3,130
4.88%, 10/22/09	(e)6,128	6,122
Harley-Davidson Motorcycle Trust,
2.63%, 11/15/10	770	770
2.76%, 5/15/11	1,570	1,562
3.56%, 2/15/12	3,375	3,335
3.76%, 12/17/12	8,792	8,655
4.07%, 2/15/12	5,600	5,547
4.41%, 6/15/12	5,420	5,276

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

September 30, 2007

Portfolio of Investments (cont’d)

Limited Duration Portfolio

	Face
	Amount	Value
	(000)	(000)
Asset Backed Corporates (cont’d)
Hertz Vehicle Financing, LLC,
4.93%, 2/25/10	$ (e)4,550	$4,539
Home Equity Asset Trust,
7.23%, 8/25/34	(h)1,100	993
Honda Auto Receivables Owner Trust,
4.85%, 10/19/09	5,995	5,984
Hyundai Auto Receivables Trust,
2.97%, 5/15/09	556	554
5.04%, 1/17/12	7,900	7,878
Lehman XS Trust,
5.43%, 2/25/46	(h)4,120	4,002
Long Beach Mortgage Loan Trust,
5.22%, 1/25/34	(h)1,415	1,411
National City Auto Receivables Trust,
2.88%, 5/15/11	3,755	3,706
Nationstar Home Equity Loan Trust,
5.19%, 6/25/37	(h)4,808	4,772
New Century Home Equity Loan Trust,
4.46%, 8/25/35	(g)1,415	1,404
Park Place Securities, Inc.,
6.98%, 10/25/34	(h)3,125	2,650
Securitized Asset Backed Receivables, LLC Trust,
5.20%, 11/25/35 - 12/25/35	(h)2,372	2,366
Soundview Home Equity Loan Trust,
5.19%, 6/25/36	(h)944	942
Structured Asset Investment Loan Trust,
8.13%, 6/25/33	(h)1,423	1,328
USAA Auto Owner Trust,
3.58%, 2/15/11	1,737	1,727
4.90%, 2/15/12	8,900	8,913
Whole Auto Loan Trust,
2.58%, 3/15/10	1,339	1,327
		195,479
Collateralized Mortgage Obligations — Agency Collateral Series (0.9%)
Federal Home Loan Mortgage Corp.,
7.50%, 9/15/29	3,791	3,949
PAC
3.50%, 5/15/22	1,338	1,329
Federal National Mortgage Association,
PAC
5.50%, 1/25/24	2,364	2,365
6.50%, 6/25/35	2,372	2,451
		10,094
Collateralized Mortgage Obligations — Non Agency Collateral Series (1.8%)
Citigroup Commercial Mortgage Trust,
5.62%	(h)(o)2,137	2,165
Countrywide Alternative Loan Trust,
IO
1.19%, 3/20/46	(h)25,320	1,052
2.09%, 2/25/37	19,689	947
Greenpoint Mortgage Funding Trust,
IO
0.81%, 8/25/45 - 10/25/45	(h)34,387	983
GS Mortgage Securities Corp.,
IO
2.60%, 8/25/35	$ (e)(h)14,429	$503
Harborview Mortgage Loan Trust,
IO
1.24%, 6/19/35	(h)19,160	407
1.53%, 5/19/35	(h)22,667	489
1.85%, 1/19/36	(h)29,671	760
1.89%, 3/19/37	(h)24,408	1,037
2.02%, 7/19/47	(h)43,080	1,548
2.08%, 1/19/36	(h)12,353	363
PO
3/19/37	14	10
7/19/47	@—	@—
Indymac Index Mortgage Loan Trust,
IO
0.80%, 7/25/34	20,253	3
1.43%, 7/25/35	(h)17,748	621
JPMorgan Chase Commercial Mortgage Securities Corp.,
5.65%	(o)5,690	5,751
Washington Mutual, Inc.,
IO
0.21%, 6/25/44	8,721	134
0.36%, 7/25/44	16,534	248
0.37%, 10/25/44	22,908	337
0.54%, 3/25/47	117,330	1,537
		18,895
Finance (11.6%)
Allstate Life Global Funding Trusts,
4.50%, 5/29/09	690	686
American General Finance Corp.,
4.63%, 5/15/09 - 9/1/10	1,485	1,466
AXA Financial, Inc.,
6.50%, 4/1/08	870	875
Bank of America Corp.,
3.38%, 2/17/09	3,095	3,027
3.88%, 1/15/08	1,100	1,095
Bank One Corp.,
6.00%, 2/17/09	664	673
Capital One Financial Corp.,
6.00%, 9/10/09	(h)3,240	3,221
Capmark Financial Group, Inc.,
5.88%, 5/10/12	(e)2,065	1,882
CIT Group, Inc.,
4.75%, 8/15/08	2,270	2,237
Citicorp,
6.38%, 11/15/08	1,055	1,072
Citigroup, Inc.,
3.63%, 2/9/09	2,655	2,609
4.63%, 8/3/10	1,120	1,112
Countrywide Home Loans, Inc.,
3.25%, 5/21/08	2,515	2,424
Credit Suisse USA, Inc.,
6.13%, 11/15/11	1,040	1,072

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

September 30, 2007

Portfolio of Investments (cont’d)

Limited Duration Portfolio

	Face
	Amount	Value
	(000)	(000)
Finance (cont’d)
Goldman Sachs Group, Inc.,
4.13%, 1/15/08	$3,435	$3,421
6.88%, 1/15/11	2,550	2,671
Hartford Financial Services Group, Inc. (The),
5.55%, 8/16/08	3,700	3,709
HBOS Treasury Services,
5.63%, 7/20/09	(e)5,400	5,453
HSBC Finance Corp.,
4.13%, 12/15/08	760	752
5.88%, 2/1/09	1,580	1,593
6.38%, 10/15/11	285	295
6.40%, 6/17/08	1,470	1,480
6.75%, 5/15/11	630	658
International Lease Finance Corp.,
4.63%, 6/2/08	4,015	3,992
iStar Financial, Inc.,
6.07%, 3/9/10	(h)2,380	2,220
John Hancock Financial Services, Inc.,
5.63%, 12/1/08	3,365	3,393
John Hancock Global Funding II,
7.90%, 7/2/10	(e)625	671
JPMorgan Chase & Co.,
6.00%, 2/15/09	805	816
6.75%, 2/1/11	2,600	2,734
7.00%, 11/15/09	315	327
Lehman Brothers Holdings, Inc.,
5.26%, 12/23/08	(h)2,130	2,107
5.42%, 12/23/10	(h)1,155	1,118
Mantis Reef Ltd.,
4.69%, 11/14/08	(e)2,350	2,339
MBNA Corp.,
5.63%, 11/30/07	1,250	1,251
5.79%, 5/5/08	(h)1,605	1,610
Metropolitan Life Global Funding I,
4.63%, 8/19/10	(e)4,310	4,303
Monumental Global Funding II,
3.85%, 3/3/08	(e)2,596	2,578
4.38%, 7/30/09	(e)2,335	2,319
Platinum Underwriters Holdings Ltd.,
6.37%, 11/16/07	1,650	1,649
Popular North America, Inc.,
5.65%, 4/15/09	2,245	2,264
Pricoa Global Funding I,
3.90%, 12/15/08	(e)2,930	2,883
Prudential Funding, LLC,
6.60%, 5/15/08	(e)1,970	1,982
Residential Capital Corp.,
7.00%, 2/22/11	1,300	1,060
Santander Central Hispano Issuance Ltd.,
7.63%, 11/3/09	3,900	4,102
Simon Property Group, LP,
6.38%, 11/15/07	2,115	2,116
SLM Corp.,
4.00%, 1/15/10	$3,825	$3,585
Sovereign Bancorp,
5.44%, 3/23/10	(h)3,160	3,162
Sovereign Bank,
4.00%, 2/1/08	635	632
Suntrust Bank,
4.55%, 5/25/09	4,238	4,217
Unicredit Luxembourg Finance S.A.,
5.41%, 10/24/08	(e)(h)4,310	4,313
Wachovia Capital Trust Ill,
5.80%	(h)(o)3,170	3,151
Wachovia Corp.,
3.63%, 2/17/09	1,030	1,011
Washington Mutual, Inc.,
4.00%, 1/15/09	1,130	1,110
8.25%, 4/1/10	2,233	2,357
Wells Fargo & Co.,
3.12%, 8/15/08	2,638	2,587
World Financial Properties,
6.91%, 9/1/13	(e)2,397	2,473
6.95%, 9/1/13	(e)738	763
Xlliac Global Funding,
4.80%, 8/10/10	(e)2,485	2,473
		123,151
Industrials (9.2%)
American Honda Finance Corp.,
3.85%, 11/6/08	(e)2,650	2,610
AT&T, Inc.,
5.30%, 11/15/10	600	606
5.46%, 2/5/10	(h)3,145	3,136
BAE Systems Holdings, Inc.,
4.75%, 8/15/10	(e)2,200	2,176
Baxter International, Inc.,
5.20%, 2/16/08	3,405	3,403
Brookfield Asset Management, Inc.,
8.13%, 12/15/08	2,555	2,654
Burlington Northern Santa Fe Corp.,
6.13%, 3/15/09	3,165	3,204
Clorox Co.,
5.83%, 12/14/07	(h)2,820	2,823
Comcast Cable Communications, Inc.,
6.88%, 6/15/09	1,110	1,141
Comcast Corp.,
5.85%, 1/15/10	900	915
Consumers Energy Co.,
4.80%, 2/17/09	2,345	2,335
COX Communications, Inc.,
6.25%, 12/14/07	(h)1,134	1,135
CVS/Caremark Corp.,
3.88%, 11/1/07	50	50
4.00%, 9/15/09	2,710	2,656
DaimlerChrysler N.A. Holding Corp.,
4.05%, 6/4/08	1,140	1,128

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

September 30, 2007

Portfolio of Investments (cont’d)

Limited Duration Portfolio

	Face
	Amount	Value
	(000)	(000)
Industrials (cont’d)
6.13%, 3/13/09	$ (h)2,425	$2,416
8.00%, 6/15/10	85	91
Deutsche Telekom International Finance B.V.,
8.00%, 6/15/10	2,245	2,406
Federated Department Stores, Inc.,
6.30%, 4/1/09	790	798
6.63%, 9/1/08	1,790	1,804
FedEx Corp.,
5.50%, 8/15/09	2,100	2,124
Fred Meyer, Inc.,
7.45%, 3/1/08	2,116	2,133
General Mills, Inc.,
3.88%, 11/30/07	3,070	3,062
Home Depot, Inc. (The),
5.82%, 12/16/09	(h)2,425	2,395
Hospira, Inc.,
5.68%, 3/30/10	(h)2,130	2,113
ICI Wilmington, Inc.,
4.38%, 12/1/08	1,070	1,065
J.C. Penney Corp.,
7.38%, 8/15/08	2,610	2,648
Kraft Foods, Inc.,
4.00%, 10/1/08	910	900
4.13%, 11/12/09	2,560	2,517
Lenfest Communications, Inc.,
7.63%, 2/15/08	185	186
Miller Brewing Co.,
4.25%, 8/15/08	(e)3,095	3,065
Safeway, Inc.,
7.50%, 9/15/09	1,585	1,654
Sara Lee Corp.,
2.75%, 6/15/08	2,770	2,719
Sealed Air Corp.,
6.95%, 5/15/09	(e)440	455
Sprint Nextel Corp.,
5.60%, 6/28/10	(h)2,515	2,516
Telecom Italia Capital S.A.,
4.00%, 1/15/10	385	375
4.88%, 10/1/10	2,400	2,374
Textron Financial Corp.,
4.13%, 3/3/08	3,135	3,122
Time Warner, Inc.,
5.73%, 11/13/09	(h)3,310	3,273
Union Pacific Corp.,
6.79%, 11/9/07	3,150	3,154
UnitedHealth Group, Inc.,
4.13%, 8/15/09	1,065	1,045
5.66%, 3/2/09	(h)1,090	1,090
Valero Energy Corp.,
3.50%, 4/1/09	3,280	3,216
Verizon Global Funding Corp.,
7.25%, 12/1/10	1,140	1,212
Viacom, Inc.,
5.75%, 4/30/11	$2,145	$2,167
6.04%, 6/16/09	(h)1,270	1,266
Vodafone Group plc,
5.29%, 12/28/07	(h)3,800	3,798
WellPoint, Inc.,
3.75%, 12/14/07	1,130	1,126
Yum! Brands, Inc.,
7.65%, 5/15/08	3,110	3,153
		97,410
Mortgages — Other (42.5%)
American Home Mortgage Assets,
5.36%, 5/25/46	(h)5,217	5,130
5.37%, 6/25/47	(h)8,390	7,971
5.39%, 10/25/46	(h)7,848	7,624
5.43%, 6/25/47	(h)3,272	2,933
5.45%, 10/25/46	(h)3,362	3,138
American Home Mortgage Investment Trust,
4.34%, 2/25/44	(h)691	692
5.32%, 5/25/47	(h)8,139	7,992
5.55%, 3/25/46	(h)2,693	2,020
Banc of America Funding Corp.,
6.21%, 9/20/46	(h)5,777	5,823
Banc of America Mortgage Securities, Inc.,
4.37%, 1/25/35	(h)4,492	4,434
5.66%, 7/25/34	(h)731	736
Bear Stearns Mortgage Funding Trust,
5.31%, 10/25/36	(h)6,182	6,044
5.34%, 12/25/36	(h)6,791	6,637
Citigroup Mortgage Loan Trust, Inc.,
5.79%, 9/25/34	(h)2,214	2,222
5.98%, 8/25/34	(h)1,245	1,264
Countrywide Alternative Loan Trust,,
5.25%, 7/25/46	(e)339	338
5.32%, 11/25/46	(h)4,561	4,465
5.34%, 2/25/47	(h)4,770	4,628
5.36%, 8/25/46	(h)7,499	7,290
5.38%, 9/25/47	(h)5,331	5,218
5.50%, 2/25/35 - 5/25/35	(h)13,652	13,567
5.77%, 5/20/46	(h)4,725	4,605
5.79%, 8/25/35 - 11/20/35	(h)2,947	2,932
5.88%, 11/20/35	(h)6,581	6,427
6.48%, 11/25/35	(h)5,043	5,037
6.68%, 2/25/36	(h)3,027	2,985
Countrywide Home Loan Mortgage Pass Through Trust,
4.56%, 11/20/34	(h)2,027	1,998
5.40%, 4/25/46	(h)3,641	3,601
Downey Savings & Loan Association Mortgage Loan Trust,
5.64%, 4/19/38	(h)5,343	5,214
5.70%, 11/19/37	(h)6,046	5,921
5.75%, 3/19/45	(h)3,771	3,707
5.80%, 8/19/45	(h)5,992	5,866
5.87%, 10/19/35	(h)5,975	5,831
5.92%, 4/19/47	(h)5,458	5,400

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

September 30, 2007

Portfolio of Investments (cont’d)

Limited Duration Portfolio

	Face
	Amount	Value
	(000)	(000)
Mortgages — Other (cont’d)
First Horizon Alternative Mortgage Securities,
5.50%, 4/25/35	$ (h)7,005	$6,813
6.00%, 2/25/37	6,423	6,374
First Horizon Asset Securities, Inc.,
5.11%, 10/25/34	(h)927	930
5.55%, 6/25/34	(h)388	393
Greenpoint Mortgage Funding Trust,
5.36%, 1/26/37	(h)6,593	6,386
6.98%, 3/25/36	(h)3,890	3,939
GS Mortgage Securities Corp.,
6.25%, 1/25/37 - 8/25/46	(e)3,215	3,183
6.41%, 6/25/46	(e)227	226
GSR Mortgage Loan Trust,
5.39%, 8/25/46	(h)5,635	5,479
Harborview Mortgage Loan Trust,
5.70%, 10/19/36 - 3/19/38	(h)9,467	9,244
5.73%, 7/19/46	(h)4,843	4,715
5.74%, 11/19/36	(h)7,677	7,489
5.75%, 1/19/36	(h)8,337	8,114
5.86%, 2/19/36	(h)4,505	4,387
5.88%, 11/19/35	(h)2,390	2,329
6.10%, 6/20/35	(h)1,512	1,496
6.98%, 10/19/35 - 1/19/36	(h)14,077	14,264
Harborview NIM Corp.,
6.41%, 11/19/36 - 3/19/38	(e)5,503	5,476
Indymac Index Mortgage Loan Trust,
5.38%, 6/25/46	(h)6,800	6,596
5.63%, 7/25/34	(h)1,293	1,288
Indymac Index NIM Corp.,
6.65%, 6/25/46	(e)137	137
Lehman XS Trust,
6.25%, 5/28/46	(e)191	187
6.50%, 4/28/46	(e)345	335
Luminent Mortgage Trust,
5.33%, 10/25/46	(h)5,626	5,504
5.36%, 5/25/46 - 7/25/36	(h)8,301	7,950
5.38%, 5/25/36	(h)3,906	3,830
Mastr Adjustable Rate Mortgages Trust,
6.23%, 5/25/47	(h)2,700	2,051
Merrill Lynch Mortgage Investors, Inc.,
5.74%, 7/25/34	(h)540	539
Novastar Mortgage Backed Notes,
5.37%, 9/25/46	(h)4,301	4,214
Residential Accredit Loans, Inc.,
5.29%, 1/25/37	(h)5,995	5,829
5.30%, 3/25/37	(h)6,428	6,233
5.32%, 12/25/36 - 2/25/37	(h)14,622	14,278
5.33%, 1/25/37	(h)7,553	7,227
5.36%, 5/25/46 - 6/25/46	(h)14,661	14,286
5.39%, 2/25/46 - 5/25/47	(h)11,530	11,111
5.40%, 2/25/46	(h)7,756	7,565
5.43%, 6/25/37	(h)2,653	2,546
5.53%, 10/25/45	(h)4,782	4,617
6.05%, 4/25/46	$ (e)(h)207	$206
Sharp SP I, LLC Net Interest Margin Trust,
7.00%, 10/25/46	(e)369	358
Structured Asset Mortgage Investments, Inc.,
5.32%, 2/25/36 - 2/25/37	(h)7,231	7,054
5.33%, 10/25/36	(h)6,837	6,710
5.34%, 1/25/37	(h)6,299	6,260
5.40%, 4/25/36	(h)5,768	5,701
5.44%, 2/25/36	(h)2,909	2,853
Washington Mutual, Inc.,
5.33%, 12/25/46 - 2/25/47	(h)11,945	11,634
5.42%, 8/25/45	(h)352	351
5.49%, 7/25/45 - 10/25/45	(h)6,534	6,435
5.92%, 4/25/46 - 5/25/46	(h)13,062	12,641
5.94%, 8/25/46	(h)5,125	5,002
5.96%, 7/25/46	(h)6,429	6,298
5.98%, 8/25/46	(h)8,221	8,058
Wells Fargo Mortgage Backed Securities Trust,
3.46%, 9/25/34	(h)1,199	1,202
4.11%, 6/25/35	(h)6,555	6,506
4.57%, 12/25/34	(h)5,489	5,457
6.02%, 7/25/34	(h)222	223
		450,199
U.S. Treasury Security (1.1%)
U.S. Treasury Note,
5.13%, 6/30/11	11,000	11,386
Utilities (3.8%)
Baltimore Gas & Electric,
6.63%, 3/15/08	3,500	3,514
Columbus Southern Power Co.,
4.40%, 12/1/10	1,750	1,709
Detroit Edison Co.,
6.13%, 10/1/10	2,100	2,170
Dominion Resources, Inc.,
5.69%, 5/15/08	(g)2,340	2,341
Duke Energy Corp.,
3.75%, 3/5/08	1,245	1,237
Enbridge Energy Partners, LP,
4.00%, 1/15/09	3,520	3,479
Entergy Gulf States, Inc.,
3.60%, 6/1/08	585	576
5.98%, 12/1/09	(h)1,225	1,216
6.47%, 12/8/08	(e)(h)1,170	1,175
FPL Group Capital, Inc.,
5.55%, 2/16/08	3,400	3,394
Keyspan Corp.,
4.90%, 5/16/08	1,300	1,294
NiSource Finance Corp.,
6.06%, 11/23/09	(h)1,145	1,137
Ohio Power Co.,
5.54%, 4/5/10	(h)2,025	2,005

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

September 30, 2007

Portfolio of Investments (cont’d)

Limited Duration Portfolio

	Face
	Amount	Value
	(000)	(000)
Utilities (cont’d)
Pacific Gas & Electric Co.,
3.60%, 3/1/09	$2,110	$2,065
Peco Energy Co.,
3.50%, 5/1/08	2,940	2,912
Public Service Co. of Colorado,
6.88%, 7/15/09	870	898
Sempra Energy,
4.75%, 5/15/09	3,025	3,002
Southwestern Public Service Co.,
6.20%, 3/1/09	2,260	2,295
Texas-New Mexico Power Co.,
6.25%, 1/15/09	2,700	2,689
Wisconsin Electric Power Co.,
3.50%, 12/1/07	1,340	1,336
		40,444
Total Fixed Income Securities (Cost $1,022,858)		1,006,043

	Shares
Preferred Stock (0.0%)
Mortgages — Other (0.0%)
Home Ownership Funding Corp.,
13.33% (Cost $246)	(e)1,800	269
Short-Term Investments (6.3%)
Investment Company (6.2%)
Morgan Stanley Institutional Liquidity
Money Market Portfolio
— Institutional Class	(p)65,596,884	65,597

	Face
	Amount
	(000)
U.S. Treasury Security (0.1%)
U.S. Treasury Bill,
3.82%, 1/10/08	$ (j)(r)1,430	1,415
Total Short-Term Investments (Cost $67,008)		67,012
Total Investments (101.3%) (Cost $1,090,112)		1,073,324
Liabilities in Excess of Other Assets (-1.3%)		(14,153)
Net Assets (100%)		$1,059,171

(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(g)	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2007. Maturity date disclosed is the ultimate maturity date.
(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2007.
(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(o)

Perpetual — Security does not have a predetermined maturity date. Rate for this security is fixed for a period of time then reverts to a floating rate. The interest rate shown is the rate in effect at September 30, 2007.

(p)

See Note F within the Notes to Financial Statements regarding investment in Morgan Stanley Institutional Liquidity Government Portfolio — Institutional Class, Morgan Stanley Institutional Liquidity Money Market Portfolio -— Institutional Class and/or Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio — Institutional Class.

(r)	Rate shown is the Yield to Maturity at September 30, 2007.
@	Face Amount/Value is less than $500.
IO	Interest Only
PAC	Planned Amortization Class
PO	Principal Only

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
U.S. Treasury
2 yr. Note	2,125	$439,975	Dec-07	$1,784
U.S. Treasury
10 yr. Note	179	19,561	Dec-07	103

Short:
EuroDollar
CME	500	119,350	Mar-08	(589)
U.S. Treasury
5 yr. Note	65	6,957	Dec-07	(12)
U.S. Treasury
Short Bond	432	48,101	Dec-07	21
				$1,307

CME       Chicago Mercantile Exchange

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

September 30, 2007

Portfolio of Investments (cont’d)

Limited Duration Portfolio

Credit Default Swap Contracts

The Portfolio had the following credit default swap agreement(s) open at period end:

					Unrealized
		Notional			Appreciation
	Buy/Sell	Amount	Pay/Receive	Termination	(Depreciation)
Swap Counterparty and Reference Obligation	Protection	(000)	Fixed Rate	Date	(000)
Citigroup	Buy	$2,770	0.43%	3/20/12	$(5)
Tyco International Ltd., Zero Coupon, 11/17/20
Citigroup	Buy	1,400	0.43	3/20/12	(3)
Tyco International Ltd., Zero Coupon, 11/17/20
Goldman Sachs	Buy	2,665	0.22	3/20/12	(3)
Dell, Inc., 7.10%, 4/15/28
Goldman Sachs	Sell	8,000	0.35	6/20/12	24
Dow Jones CDX North America Investment Grade Index, Series 8
					$13

Interest Rate Swap Contracts

The Portfolio had the following interest rate swap agreement(s) open at period end:

						Unrealized
					Notional	Appreciation
	Floating Rate	Pay/Receive	Fixed	Termination	Amount	(Depreciation)
Swap Counterparty	Index	Floating Rate	Rate	Date	(000)	(000)
Citigroup	3 Month LIBOR	Pay	4.47%	10/1/07	$11,000	$(1)
	3 Month LIBOR	Pay	4.67	10/26/07	21,300	206
Goldman Sachs	3 Month LIBOR	Pay	5.07	10/05/08	11,000	151
	3 Month LIBOR	Pay	4.64	9/11/09	21,200	(36)
JPMorgan Chase	3 Month LIBOR	Pay	5.23	9/22/08	11,000	35
	3 Month LIBOR	Pay	5.20	10/13/08	13,500	213
	3 Month LIBOR	Pay	5.33	1/30/09	10,700	75
	3 Month LIBOR	Pay	4.96	3/12/09	21,500	47
	3 Month LIBOR	Pay	5.39	6/6/09	21,200	507
	3 Month LIBOR	Pay	5.49	6/14/09	21,300	551
	3 Month LIBOR	Pay	5.36	6/28/09	21,300	536
	3 Month LIBOR	Pay	5.36	7/13/09	21,350	245
	3 Month LIBOR	Pay	5.08	8/1/09	22,000	144
	3 Month LIBOR	Pay	4.79	9/20/09	21,100	38
						$2,711

LIBOR — London Inter Bank Offer Rate

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

September 30, 2007

Investment Overview (unaudited)

Long Duration Fixed Income Portfolio

The Long Duration Fixed Income Portfolio seeks an above-average total return over a market cycle of three to five years. The Portfolio invests primarily in a diversified mix of dollar-denominated investment grade fixed income securities, particularly U.S. government, corporate and mortgage securities. The securities in which the Portfolio invests carry an investment grade rating or, if unrated, are determined to be of a comparable quality by the Adviser, at the time of purchase and the Portfolio may continue to hold such securities in the event they are downgraded to below investment grade. The Portfolio will ordinarily seek to maintain an average duration of approximately ten or more years. Although there is no minimum or maximum maturity for any individual security, the Adviser actively manages the interest rate risk of the Portfolio within a range relative to its benchmark. The Portfolio may invest over 50% of its assets in mortgage securities. The Portfolio may invest in TBAs. The Portfolio may invest in foreign securities, including emerging market securities. These securities may be denominated in U.S. dollars or in currencies other than U.S. dollars. The Portfolio may invest in asset-backed securities and may use futures, options, collateralized mortgage obligations, swaps, options on swaps and other derivatives.

Performance

For the fiscal year ended September 30, 2007, the Portfolio’s Institutional Class had a total return based on net asset value and reinvestment of distributions per share of 3.06%, net of fees. The Portfolio’s Institutional Class underperformed against its benchmark the Lehman Brothers U.S. Long Government/Credit Index (the “Index”) which returned 3.70%.

Factors Affecting Performance

•                  Fears stemming from a residential housing downturn persisted throughout the 12-month period. Confronted with increasing delinquency rates on subprime loans, high-profile hedge fund collapses, and a series of subprime mortgage related credit downgrades, markets responded severely in the latter months of the reporting period. The impact was exacerbated by an influx of forced sellers looking to liquidate assets to help meet margin calls and capital withdrawals, which fueled concerns about the potential impact on the broader financial markets and economy and led to a flight to quality.

•                  In August, the Federal Open Market Committee (the “Fed”) lowered the discount rate by half a percent, from 6.25% to 5.75%, and began encouraging member banks to make greater use of the discount window without fear of such action being viewed negatively by the Fed. In September, the Fed elected to cut the target federal funds rate by 50 basis points to 4.75%, noting that while economic growth remained moderate, inflation risks remain and “the tightening of credit conditions has the potential to intensify the housing correction and to restrain economic growth”.

•                  U.S. Treasury yields fluctuated throughout the 12-month period, with the yield curve beginning the period relatively flat and ending the period steep. As the yield curve steepened, shorter dated U.S. Treasury yields experienced the greatest decline, while longer dated yields rose slightly. Within the U.S. government sector, Treasuries and agencies outperformed other investment-grade sectors.

•                  The mortgage market was hit by the turmoil affecting residential housing, and especially by its spillover effects on secondary market activity, most notably in the non-agency mortgage area, casting a pall across the entire sector with little regard for whether the securities or loans in question were subprime or prime. The result was a further reduction in mortgage market liquidity, as well as a sharp diminishment in the availability of nonconforming mortgage loans to the general public.

•                  Widening credit spreads led corporate issues to underperform other major asset classes. Within the investment-grade corporate sector, lower-rated (Baa) and higher-rated (AAA) issues outpaced the middle investment grade issues and intermediate-term issues outperformed longer-dated issues. Industrials outpaced utilities and financials, which was the corporate sector hit hardest by the recent liquidity crisis.

•                  A defensive interest rate positioning benefited the Portfolio’s performance for the overall period.

•                  We maintained a relative underweight to the corporate sector, which aided performance. However, a relative overweight to financials detracted from returns, causing the Portfolio’s overall holdings in the corporate sector to underperform those of the Index.

•                  Although the Portfolio maintained an underweight to agency mortgage backed securities, holdings here detracted from returns as the recent turmoil in the mortgage market and drying up of liquidity hurt the performance of the sector.

Management Strategies

•                  Throughout the period, we employed a defensive interest rate strategy by maintaining a lower interest-rate sensitivity (as measured by duration) than that of the Index. In March of this year, the position was adjusted

2007 Annual Report

September 30, 2007

Investment Overview (cont’d)

Long Duration Fixed Income Portfolio

to underweight longer dated issues and overweight intermediate dated issues. As the spread between intermediate and long date yields widened and the curve steepened during the summer, relative performance benefited. Subsequently, in August, we further reduced the Portfolio’s interest rate sensitivity.

•                  We have held an underweight corporate position for some time now. While we are looking for areas to take advantage of the recent spread widening and add to corporate positions, we remain cautious because we believe the credit market remains vulnerable to potential credit downgrades and/or an economic downturn.

•                  We maintained an underweight position to agency mortgage-backed securities, with a focus on high-coupon, slow-prepaying issues, and non-agency mortgages issued to high quality borrowers.

*                 Minimum Investment

**          Commenced operations on July 21, 2006.

In accordance with SEC regulations, the Portfolio’s performance shown assumes that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested. The performance of Adviser Class shares will vary from the Institutional Class shares based upon the different inception date and will be negatively impacted by additional fees assessed to this class.

Performance Compared to the Lehman Brothers U.S. Long Government/Credit Index(1)

	Total Returns(2)
		Average Annual
	One	Since
	Year	Inception(4)

Portfolio — Institutional Class(3)	3.06%	6.66%
Lehman Brothers U.S. Long Government/Credit Index	3.70	7.76
Portfolio — Adviser Class(3)	2.72	6.37
Lehman Brothers U.S. Long Government/Credit Index	3.70	7.76

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Performance assumes that all dividends and distributions, if any, were reinvested. For the most recent month-end performance figures, please visit www.morganstanley.com/im. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

(1)         The Lehman Brothers U.S. Long Government/Credit Index tracks the securities in the long maturity range of the Lehman Brothers U.S. Government/Credit Index which tracks investment-grade (BBB-/Baa3) or higher publicly traded fixed-rate U.S. government, U.S. agency and corporate issues. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)         Total returns for the Portfolio reflect expenses waived and/or reimbursed, if applicable, by the Adviser. Without such waivers and/or reimbursements, total returns would have been lower. Fee waivers and/or reimbursements are voluntary and the Adviser reserves the right to commence or terminate any waiver and/or reimbursement at any time.

(3)         Commenced operations on July 21, 2006.

(4)         For comparative purposes, average annual since inception returns listed for the Index refer to the inception date or initial offering of the respective share class of the Portfolio, not the inception of the Index.

Expense Examples

As a shareholder of the Portfolio, you incur two types of costs: (1) transactional costs, including redemption fees; (2) ongoing costs, including management fees, shareholder servicing fees (in the case of Adviser Class); and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended September 30, 2007 and held for the entire six-month period.

2007 Annual Report

September 30, 2007

Investment Overview (cont’d)

Long Duration Fixed Income Portfolio

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that “Expenses Paid During Period” are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note E in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
		Ending Account	During Period*
	Beginning	Value	April 1, 2007 —
	Account Value	September 30,	September 30,
	April 1, 2007	2007	2007
Institutional Class
Actual	$1,000.00	$1,016.00	$2.58
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.51	2.59

Adviser Class
Actual	1,000.00	1,014.70	3.84
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.26	3.85

*                 Expenses are equal to Institutional Class’ and Adviser Class’ annualized net expense ratios of 0.51% and 0.76%, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or investment type, as a percentage of total investments.

*                 Industries and/or investment types which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other.”

2007 Annual Report

September 30, 2007

Portfolio of Investments

Long Duration Fixed Income Portfolio

	Face
	Amount (000)	Value (000)
Fixed Income Securities (94.0%)
Agency Fixed Rate Mortgages (8.9%)
Federal Home Loan Mortgage Corp.,
6.75%, 3/15/31	$240	$289
Federal National Mortgage Association,
5.38%, 7/15/16	1,150	1,185
Conventional Pools:
7.25%, 5/15/30	645	815
		2,289
Finance (9.6%)
Abbey National plc,
7.95%, 10/26/29	50	61
Allstate Corp. (The),
5.95%, 4/1/36	40	38
Bank of America N.A.,
6.00%, 10/15/36	365	359
Bank One Corp.,
8.00%, 4/29/27	250	295
BB&T Corp.,
5.25%, 11/1/19	90	84
Capmark Financial Group, Inc.,
6.30%, 5/10/17	(e)15	13
Catlin Insurance Co., Ltd.,
7.25%,	(e)(h)(o)100	95
Citigroup, Inc.,
5.85%, 12/11/34	325	315
Farmers Exchange Capital,
7.05%, 7/15/28	(e)100	100
General Electric Capital Corp.,
6.75%, 3/15/32	90	99
Goldman Sachs Group, Inc. (The),
6.13%, 2/15/33	50	49
HSBC Holdings plc,
6.50%, 5/2/36	235	238
iStar Financial, Inc.,
6.07%, 3/9/10	(h)95	89
Nationwide Building Society,
4.25%, 2/1/10	(e)105	103
Platinum Underwriters Finance, Inc.,
7.50%, 6/1/17	15	16
Popular North America, Inc.,
5.65%, 4/15/09	50	50
Sovereign Bancorp, Inc.,
5.44%, 3/23/10	(h)105	105
Travelers Cos., Inc. (The),
6.75%, 6/20/36	25	26
USB Capital IX,
6.19%,	(h)(o)75	75
Wachovia Capital Trust Ill,
5.80%,	(h)(o)180	179
Washington Mutual Preferred Funding II,
6.67%,	$ (e)(h)(o)100	$86
		2,475
Industrials (16.0%)
America West Airlines, Inc.,
7.10%, 4/2/21	79	82
Anadarko Petroleum Corp.,
6.45%, 9/15/36	40	40
Apache Corp.,
6.00%, 1/15/37	25	24
AT&T Corp.,
8.00%, 11/15/31	360	439
BellSouth Corp.,
6.55%, 6/15/34	80	82
Boeing Co.,
6.13%, 2/15/33	50	50
Bristol-Myers Squibb Co.,
5.88%, 11/15/36	40	38
Canadian Natural Resources Ltd.,
6.25%, 3/15/38	15	15
6.45%, 6/30/33	40	40
Caterpillar, Inc.,
6.05%, 8/15/36	35	35
Clorox Co.,
5.83%, 12/14/07	(h)115	115
Coca-Cola Enterprises, Inc.,
6.95%, 11/15/26	45	49
Comcast Corp.,
6.45%, 3/15/37	155	154
ConAgra Foods, Inc.,
8.25%, 9/15/30	80	95
ConocoPhillips Holding Co.,
6.95%, 4/15/29	105	116
CVS/Caremark Corp.,
5.75%, 8/15/11	25	25
CVS Lease Pass Through,
6.04%, 12/10/28	(e)128	125
Daimler Finance North America, LLC,
8.50%, 1/18/31	135	168
Devon Financing Corp.,
7.88%, 9/30/31	35	42
EnCana Corp.,
6.63%, 8/15/37	30	31
France Telecom S.A.,
8.50%, 3/1/31	110	142
Fred Meyer, Inc.,
7.45%, 3/1/08	50	50
General Mills, Inc.,
3.88%, 11/30/07	115	115
Hess Corp.,
7.13%, 3/15/33	45	49
Home Depot, Inc. (The),
5.82%, 12/16/09	(h)40	38
5.88%, 12/16/36	45	39

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

September 30, 2007

Portfolio of Investments (cont’d)

Long Duration Fixed Income Portfolio

	Face
	Amount (000)	Value (000)
Industrials (cont’d)
IBM Corp.,
5.88%, 11/29/32	$50	$49
ICI Wilmington, Inc.,
4.38%, 12/1/08	45	45
J.C. Penney Co., Inc.,
7.40%, 4/1/37	35	37
John Deere Capital Corp.,
5.41%, 4/15/08	(h)130	130
Kellogg Co.,
7.45%, 4/1/31	35	40
Lockheed Martin Corp.,
6.15%, 9/1/36	60	61
Macy’s Retail Holdings, Inc.,
6.38%, 3/15/37	40	37
Merck & Co., Inc.,
5.75%, 11/15/36	35	33
News America, Inc.,
6.40%, 12/15/35	115	111
Nexen, Inc.,
6.40%, 5/15/37	25	24
Norfolk Southern Corp.,
7.05%, 5/1/37	45	48
Northrop Grumman Corp.,
7.75%, 2/15/31	55	65
Petro-Canada,
5.95%, 5/15/35	55	52
Proctor & Gamble Co.,
5.55%, 3/5/37	40	38
Raytheon Co.,
7.00%, 11/1/28	20	22
Sprint Capital Corp.,
6.13%, 11/15/08	80	81
8.75%, 3/15/32	90	103
Suncor Energy, Inc.,
6.50%, 6/15/38	25	26
Telefonica Europe B.V.,
8.25%, 9/15/30	130	156
Time Warner Cable, Inc.,
6.55%, 5/1/37	(e)40	39
Time Warner, Inc.
7.70%, 5/1/32	170	187
UnitedHealth Group, Inc.
5.66%, 3/2/09	(h)80	80
Valero Energy Corp.,
3.50%, 4/1/09	50	49
6.63%, 6/15/37	45	46
Verizon Communications, Inc.,
5.85%, 9/15/35	135	129
Viacom, Inc.,
6.88%, 4/30/36	120	120
Wal-Mart Stores, Inc.,
5.25%, 9/1/35	40	35
Wyeth,
5.95%, 4/1/37	$40	$39
6.50%, 2/1/34	40	41
XTO Energy, Inc.,
6.75%, 8/1/37	25	26
		4,147
U.S. Treasury Securities (55.2%)
U.S. Treasury Bonds,
4.50%, 2/15/36	100	95
5.38%, 2/15/31	3,025	3,239
6.13%, 11/15/27	550	637
6.38%, 8/15/27	2,000	2,374
6.63%, 2/15/27	3,500	4,254
8.13%, 8/15/19	2,795	3,641
		14,240
Utilities (4.3%)
Arizona Public Service Co.,
5.50%, 9/1/35	85	73
Carolina Power & Light Co.,
6.13%, 9/15/33	40	40
CenterPoint Energy Resources Corp.,
6.25%, 2/1/37	25	25
Consolidated Edison Co. of New York, Inc.,
5.85%, 3/15/36	40	38
Consumer’s Energy Co.,
4.40%, 8/15/09	55	54
5.65%, 4/15/20	40	39
Detroit Edison Co.,
6.13%, 10/1/10	30	31
6.35%, 10/15/32	15	15
Enterprise Products Operating, LP,
6.65%, 10/15/34	40	40
6.88%, 3/1/33	70	72
Florida Power & Light Co.,
5.63%, 4/1/34	40	38
Kinder Morgan Energy Partners, LP,
6.50%, 2/1/37	65	62
Northern States Power Co.,
6.25%, 6/1/36	35	36
Ohio Edison Co.,
6.88%, 7/15/36	70	74
Ohio Power Co.,
6.60%, 2/15/33	110	115
Pacific Gas & Electric Co.,
6.05%, 3/1/34	40	39
Pacificorp,
5.75%, 4/1/37	40	38
6.25%, 10/15/37	20	20
Plains All American Pipeline, LP,
6.70%, 5/15/36	85	85
Public Service Electricity & Gas Co.,
5.80%, 5/1/37	40	37
Southern California Edison Co.,
5.55%, 1/15/37	40	37

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

September 30, 2007

Portfolio of Investments (cont'd)

Long Duration Fixed Income Portfolio

	Face
	Amount (000)	Value (000)
Utilities (cont’d)
Texas Eastern Transmission, LP,
7.00%, 7/15/32	$45	$48
Virginia Electric & Power Co.,
6.00%, 1/15/36	65	62
		1,118
Total Fixed Income Securities (Cost $23,889)		24,269

Shares
Short-Term Investments (4.7%)
Investment Company (4.3%)
Morgan Stanley Institutional
Liquidity Money Market Portfolio
— Institutional Class	(p)1,102,508	1,103

	Face
	Amount (000)
U.S. Treasury Security (0.4%)
U.S. Treasury Bill,
3.82%, 1/10/08	$ (j)(r)95	94
Total Short-Term Investments (Cost $1,197)		1,197
Total Investments (98.7%) (Cost $25,086)		25,466
Other Assets in Excess of Liabilities (1.3%)		347
Net Assets (100%)		$25,813

(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2007.
(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(o)

Perpetual — Security does not have a predetermined maturity date. Rate for this security is fixed for a period of time then reverts to a floating rate. The interest rate shown is the rate in effect at September 30, 2007.

(p)

See Note F within the Notes to Financial Statements regarding investment in Morgan Stanley Institutional Liquidity Government Portfolio — Institutional Class, Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class and/or Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio — Institutional Class.

(r)	Rate shown is the Yield to Maturity at September 30, 2007.

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
U.S. Treasury
2 yr. Note	17	$3,520	Dec-07	$12
U.S. Treasury
5 yr. Note	7	749	Dec-07	5

Short:
10 yr. Swap	2	212	Dec-07	@—
U.S. Treasury
10 yr. Note	68	7,431	Dec-07	(1)
U.S. Treasury
Long Bond	35	3,897	Dec-07	4
				$20

@                                    Value is less than $500.

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

September 30, 2007

Portfolio of Investments (cont'd)

Long Duration Fixed Income Portfolio

Credit Default Swap Contracts

The Portfolio had the following credit default swap agreement(s) open at period end:

					Unrealized
		Notional			Appreciation
	Buy/Sell	Amount	Pay/Receive	Termination	(Depreciation)
Swap Counterparty and Reference Obligation	Protection	(000)	Fixed Rate	Date	(000)
Goldman Sachs	Buy	$65	0.22%	3/20/12	$ @—
Dell, Inc., 7.10%, 4/15/28
Goldman Sachs	Buy	125	0.11	3/20/12	1
The Chubb Corp., 6.00%, 11/15/11
Goldman Sachs	Buy	125	0.11	3/20/12	1
The Hartford Financial Services Group, Inc., 4.75%, 3/1/14
Goldman Sachs	Buy	125	0.39	3/20/12	@—
Motorola, Inc., 6.50%, 9/1/25
Goldman Sachs	Buy	65	0.26	3/20/12	@—
Union Pacific Corp., 6.13%, 1/15/12
Goldman Sachs	Buy	230	0.44	3/20/12	(1)
Tyco International Ltd., 6.38%, 10/15/11
JPMorgan Chase	Buy	25	1.18	6/20/14	@—
Belo Corp., 8.00%, 11/1/08
JPMorgan Chase	Buy	60	1.30	6/20/14	@—
Belo Corp., 8.00%, 11/1/08
					$1

Interest Rate Swap Contracts

The Portfolio had the following interest rate swap agreement(s) open at period end:

						Unrealized
					Notional	Appreciation
	Floating Rate	Pay/Receive	Fixed	Termination	Amount	(Depreciation)
Swap Counterparty	Index	Floating Rate	Rate	Date	(000)	(000)
Citigroup	3 Month LIBOR	Pay	5.44%	5/29/17	$1,875	$60
	3 Month LIBOR	Pay	5.46	8/7/17	1,000	20
Deutsche Bank	3 Month LIBOR	Pay	5.39	5/25/17	2,925	82
	3 Month LIBOR	Pay	5.45	8/9/17	1,300	25
JPMorgan Chase	3 Month LIBOR	Pay	5.45	5/29/17	1,850	61
	3 Month LIBOR	Pay	5.09	9/11/17	1,450	(15)
	3 Month LIBOR	Pay	5.42	9/21/37	1,000	(5)
						$228

LIBOR — London Inter Bank Offer Rate

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

September 30, 2007

Investment Overview (unaudited)

Municipal Portfolio

The Municipal Portfolio seeks to realize above-average total return over a market cycle of three to five years, consistent with the conservation of capital and the realization of current income that is exempt from federal income tax. The Portfolio invests primarily in fixed income securities issued by local, state and regional governments that provide income that is exempt from federal income taxes (municipal securities). The Portfolio may purchase municipal securities that pay interest that is subject to the federal alternative minimum tax, and securities on which the interest payments are taxable. The Portfolio may invest in high yield municipal securities (commonly referred to as “junk bonds”). The Portfolio will ordinarily seek to maintain an average weighted maturity of between five and ten years, although there is no minimum or maximum maturity for any individual security. The Portfolio may use futures, options, forwards, collateralized mortgage obligations, swaps, options on swaps and other derivatives. The Portfolio may invest up to 20% of its assets in public bank loans made by banks or other financial institutions. These public bank loans may be rated investment grade or below investment grade.

Performance

For the fiscal year ended September 30, 2007, the Portfolio’s Institutional Class had a total return based on net asset value and reinvestment of distributions per share of 3.76%, net of fees. The Portfolio’s Institutional Class underperformed against its benchmark the Lehman Brothers 5 Year Municipal Index, outperformed against its benchmark the Lehman Brothers 10 Year Municipal Index and outperformed against its benchmark the Blended Municipal Index (a 50%/50% blend of the Lehman Brothers 5 & 10 Year Municipal Indexes) which returned 3.82%, 3.45% and 3.64%, respectively.

Factors Affecting Performance

•                  We were short interest rate risk during the year, with a bias toward yield curve steepening. The yield curve declined and steepened, with most of the steepening occurring during the third quarter. This helped relative performance.

•                  The Portfolio was short municipal risk, which helped relative returns as municipals underperformed high quality taxable bonds.

•                  Opportunistic exposure to taxable corporate securities and mortgages detracted from performance as all fixed income spread sectors underperformed throughout the year.

Management Strategies

•                  The Portfolio maintained a defensive position because of the extremely rich prices in the municipal market, especially at the long end of the municipal curve.

•                  Holdings continued to have higher than average call protection and credit quality.

•                  Overall, the compensation now offered by the market to take on risk - whether it be interest rate, credit, volatility, or liquidity risk - remains at unattractive levels. As a result, we have positioned the Portfolio defensively to protect capital as we await better opportunities to add these risks back.

* Minimum Investment

**Commenced operations on June 20, 2007.

2007 Annual Report

September 30, 2007

Investment Overview (cont’d)

Municipal Portfolio

In accordance with SEC regulations, the Portfolio’s performance shown assumes that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested. The performance of Adviser Class shares will vary from the Institutional Class shares based upon the different inception date and will be negatively impacted by additional fees assessed to this class.

Performance Compared to the Lehman Brothers 5 Year Municipal Index(1), Lehman Brothers 10 Year Municipal Index(2), Blended Municipal Index(3) and the Lipper Intermediate Municipal Debt Funds Index(4)

	Total Returns(5)
		Average Annual
	One	Five	Ten	Since
	Year	Years	Years	Inception(8)

Portfolio—Institutional Class(6)	3.76%	4.17%	5.25%	6.14%
Lehman Brothers 5 Year Municipal Index	3.82	3.03	4.55	4.97
Lehman Brothers 10 Year Municipal Index	3.45	3.85	5.30	5.99
Blended Municipal Index	3.64	3.45	4.93	5.69
Lipper Intermediate Municipal Debt Funds Index	2.78	3.03	4.30	4.91
Portfolio—Adviser Class(7)	—	—	—	2.02
Lehman Brothers 5 Year Municipal Index	—	—	—	2.85
Lehman Brothers 10 Year Municipal Index	—	—	—	2.84
Blended Municipal Index	—	—	—	2.84
Lipper Intermediate Municipal Debt Funds Index	—	—	—	2.16

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Performance assumes that all dividends and distributions, if any, were reinvested. For the most recent month-end performance figures, please visit www.morganstanley.com/im. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

(1)          The Lehman Brothers 5 Year Municipal Index is a market capitalization-weighted index of investment-grade (BBB-/Baa3) or higher municipal bonds with maturities of four to six years. To be included in the Index, bonds must have an outstanding par value of at least $5 million and be issued as part of a transaction of at least $50 million. The bonds must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates, and derivatives, are excluded from the Index. The index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)          The Lehman Brothers 10 Year Municipal Index is market capitalization-weighted index of investment-grade (BBB-/Baa3) or higher municipal bonds with maturities of eight to twelve years. To be included in the Index, bonds must have an outstanding par value of at least $5 million and be issued as part of a transaction of at least $50 million. The bonds must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates, and derivatives, are excluded from the Index. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(3)          The Blended Municipal Index is an unmanaged index comprised of the Lehman Brothers Long Municipal Index from 10/1/92 to 3/31/96 and 50% Lehman Brothers 10 Year Municipal Index and 50% Lehman Brothers 5 Year Municipal Index thereafter.

(4)          The Lipper Intermediate Municipal Debt Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Intermediate Municipal Debt Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unnmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. As of the date of this report, the Portfolio is in the Lipper Intermediate Municipal Debt Funds classification.

(5)          Total returns for the Portfolio reflect expenses waived and/or reimbursed, if applicable, by the Adviser. Without such waivers and/or reimbursements, total returns would have been lower. Fee waivers and/or reimbursements are voluntary and the Adviser reserves the right to commence or terminate any waiver and/or reimbursement at any time. Returns for periods less than one year are not annualized.

(6)          Commenced operations on October 1, 1992.

(7)          Commenced operations on June 20, 2007.

(8)          For comparative purposes, average annual since inception returns listed for the Indexes refer to the inception date or initial offering of the share class of the Portfolio, not the inception of the Indexes.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transactional costs, including redemption fees; (2) ongoing costs, including management fees and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended September 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that “Expenses Paid During Period” are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note E in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of expenses to average net assets shown in the Financial Highlights.

Please note that the Portfolio’s Adviser Class Share commenced operations on June 20, 2007; therefore, actual expenses paid during the period reflect activity from June 20, 2007 through September 30, 2007.

2007 Annual Report

September 30, 2007

Investment Overview (cont’d)

Municipal Portfolio

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that while the Portfolio’s Adviser Class Share commenced operations on June 20, 2007, the hypothetical expenses paid during the period reflect projected activity for the full six month period for the purposes of comparability. This projection assumes that the annualized expense ratio for the Portfolio’s Adviser Class Share was in effect during the period from April 1, 2007 to September 30, 2007.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
		Ending Account	During Period*
	Beginning	Value	April 1, 2007 —
	Account Value	September 30,	September 30,
	April 1, 2007	2007	2007

Institutional Class
Actual	$1,000.00	$1,015.80	$2.58
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.51	2.59

			Expenses Paid
		Ending Account	During Period*
		Value	June 20, 2007
	Beginning	September 30,	— September
	Account Value	2007	30, 2007
Adviser Class
Actual	$1,000.00	$1,020.20	$2.08
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.41	3.70

*                 Expenses are equal to Institutional Class’ and Adviser Class’ annualized net expense ratios of 0.51% and 0.73%, respectively, multiplied by the average account value over the period, multiplied by 183/365 for the Institutional Class (to reflect the one-half year period) and multiplied by 103/365 for the Adviser Class (to reflect the actual days in the period).

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by investment type, as a percentage of total net investments.

*  Investment types which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

2007 Annual Report

September 30, 2007

Portfolio of Investments

Municipal Portfolio

	Face
	Amount (000)	Value (000)
Fixed Income Securities (99.4%)
Collateralized Mortgage Obligations — Agency Collateral Series (0.3%)
Federal Home Loan Mortgage Corp.,
IO
6.50%, 3/15/33	$533	$120
IO PAC
6.00%, 4/15/32	1,272	155
Federal National Mortgage Association,
Inv Fl IO
3.87%, 3/25/23	522	50
IO
1.38%, 3/25/36	12,728	270
6.00%, 5/25/33 - 8/25/35	5,247	1,507
6.50%, 6/1/31 - 5/25/33	1,427	335
7.00%, 4/1/32 - 4/25/33	605	144
Government National Mortgage Association,
Inv Fl IO
2.20%, 12/16/25	322	30
2.25%, 5/16/32	221	17
2.80%, 4/16/19 - 12/16/29	772	70
		2,698
Collateralized Mortgage Obligations — Non Agency Collateral Series (4.3%)
Bear Stearns Structured Products, Inc.,
IO
1.41%, 1/27/37	(e)53,550	1,548
1.45%, 6/26/36	(e)78,396	2,450
1.46%, 1/27/37	(e)77,908	2,345
1.57%, 1/27/37	(e)45,508	1,525
2.02%, 5/25/37	(e)83,498	2,797
Countrywide Alternative Loan Trust,
1.90%, 5/25/47	(e)(h)17,609	696
2.37%, 2/25/47	(e)(h)39,074	1,359
IO
1.19%, 3/20/46	11,881	493
1.30%, 8/25/46	(h)9,881	380
1.51%, 3/20/47	29,886	1,535
1.66%, 12/20/35	(e)(h)12,331	328
2.07%, 12/20/46	31,911	1,426
2.09%, 2/25/37	12,558	604
2.14%, 12/20/35	(e)(h)15,859	629
Countrywide Home Loan Mortgage Pass Through Trust,
IO
0.37%, 10/25/34	(h)8,274	134
Deutsche ALT-A Securities, Inc., Alternate Loan Trust,
5.81%, 2/25/47	(h)2,453	2,318
Greenpoint Mortgage Funding Trust,
IO
0.70%, 6/25/45	9,350	259
0.81%, 8/25/45	8,341	239
Harborview Mortgage Loan Trust,
IO
1.24%, 6/19/35	(h)8,709	185
1.53%, 5/19/35	(h)12,028	259
1.89%, 3/19/37	(h)10,998	467
2.02%, 7/19/46	(h)19,487	700
PO
3/19/37 - 7/19/47	$6	$5
Harborview NIM Corp.,
IO
Zero Coupon, 12/15/36	(e)2,401	1,315
Indymac Index Mortgage Loan Trust,
IO
1.43%, 7/25/35	(h)11,586	406
Residential Accredit Loans Inc.,
Zero Coupon, 8/25/47	142,208	3,911
2.76%, 5/25/47	(e)(h)58,374	2,481
2.80%, 3/25/47	(e)(h)24,099	964
Washington Mutual Mortgage Pass Through Certificates,
5.38%, 1/25/47	(h)2,523	2,453
IO
0.30%, 4/25/45	77,851	1,022
Washington Mutual, Inc.,
5.41%, 6/25/46	(h)2,929	2,761
5.43%, 10/25/46	(h)2,914	2,772
		40,766
Industrials (0.1%)
Echostar DBS Corp.,
6.38%, 10/1/11	580	584
6.63%, 10/1/14	20	20
Pilgrim’s Pride Corp.,
7.63%, 5/1/15	730	745
		1,349
Municipal Bonds (94.7%)
Abilene, TX, Health Facilities Development Corp.,
SAVRS, Revenue Bonds (MBIA),
4.03%, 9/19/25	(h)4,950	4,950
Alameda, CA, Unified School District,
General Obligation Bonds (FSA),
Zero Coupon, 8/1/33	9,915	2,859
Alamo Community College District, TX,
General Obligation Bonds (FSA),
5.00%, 2/15/13 - 2/15/14	4,880	5,220
Alaska Railroad Corp., Revenue Bonds,
5.00%, 8/1/15	2,680	2,898
Aldine Independent School District,
General Obligation Bonds (PSFG),
5.00%, 2/15/13	3,040	3,240
Allegheny County, PA, Industrial Development Authority,
Revenue Bonds,
4.75%, 12/1/32	525	534
Amarillo, TX, General Obligation Bonds (MBIA),
5.00%, 5/15/13	1,020	1,090
Austin, TX, Convention Enterprises, Inc.,
Revenue Bonds,
6.70%, 1/1/28	400	438
Austin, TX, Water & Wastewater System
Revenue Bonds (MBIA),
5.25%, 11/15/13	4,100	4,437

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

September 30, 2007

Portfolio of Investments (cont’d)

Municipal Portfolio

	Face
	Amount (000)	Value (000)
Municipal Bonds (cont’d)
Badger TOB Asset Securitization Corp., WI,
Revenue Bonds,
6.13%, 6/1/27	$1,085	$1,122
Berks County, PA, General Obligation Bonds (FGIC),
Zero Coupon, 5/15/19 - 11/15/20	2,250	1,321
Brazos River Authority, TX, Pollution
Collateral Revenue Bonds,
5.40%, 10/1/29	(h)325	318
Brunswick County, NC,
General Obligation Bonds (FGIC),
5.00%, 5/1/17	1,700	1,805
Butler & Sedgwick Counties, KS, Unified School District,
General Obligation Bonds (FSA),
5.85%, 9/1/17	1,375	1,462
California State Department of Water Resources Power Supply,
Revenue Bonds (MBIA),
5.25%, 5/1/12	2,200	2,359
California State, General Obligation Bonds,
5.25%, 2/1/14	1,375	1,484
California State Public Works Board, Revenue Bonds,
5.25%, 6/1/13	1,150	1,240
5.50%, 6/1/15	1,275	1,398
Camden, AL, Industrial Development Board,
Revenue Bonds,
6.13%, 12/1/24	625	668
Carbon County, PA, Industrial Development Authority,
Revenue Bonds,
6.65%, 5/1/10	190	197
Carrollton, TX, General Obligation Bonds (FSA),
5.13%, 8/15/16	1,470	1,546
Center Township, PA, Sewer Authority,
Revenue Bonds (MBIA),
Zero Coupon, 4/15/17	615	415
Central Michigan University, Revenue Bonds (FGIC)
4.14%, 10/1/15	(h)9,750	9,750
Chandler, AZ, Industrial Development Authority,
Revenue Bonds,
4.38%, 12/1/35	(h)1,400	1,423
Chelsea, MA, Lease Revenue Bonds (FSA),
3.88%, 6/6/23	(h)5,950	5,950
Chelsea, MA, Lease Revenue Bonds, Series B, SAVRS (FSA),
3.98%, 6/13/23	(h)11,200	11,200
Cherokee County, GA, School Systems,
General Obligation Bonds (MBIA),
5.00%, 8/1/13	1,000	1,076
Chicago, IL, Board of Education,
General Obligation Bonds (XLCA),
3.98%, 3/1/34	(h)14,575	14,575
Chicago, IL, General Obligation Bonds (FGIC),
Zero Coupon, 1/1/19	4,000	2,456
Children’s Trust Fund, Revenue Bonds,
5.38%, 5/15/33	1,835	1,824
5.75%, 7/1/20	600	624
Citizens Property Insurance Corp., FL,
Revenue Bonds (M1BIA),
5.00%, 3/1/12	$3,000	$3,172
City of Tallahassee, FL, Revenue Bonds,
5.00%, 10/1/11	2,470	2,600
Clark County, NEV School District
General Obligation LTD (AMBAC),
4.50%, 6/15/11	14,000	14,453
Clark County, WA School District No. 117, Camas
General Obligation Bonds (FSA),
5.00%, 12/1/13	1,500	1,612
Clark County, WA School District No.114, Evergreen General
Obligation Bonds (FSA),
5.00%, 6/1/13	2,500	2,674
Clear Creek, TX, Independent School District (PSFG),
5.65%, 2/15/19	1,000	1,048
Coachella Valley Unified School District, CA,
General Obligation Bonds (FGIC),
Zero Coupon, 8/1/30	1,000	338
Colorado E470 Public Highway Authority,
Revenue Bonds (MBIA),
Zero Coupon, 9/1/29	18,900	6,609
Colorado Educational & Cultural Facilities Authority,
Revenue Bonds (MBIA),
4.38%, 3/1/14	1,400	1,448
4.50%, 3/1/15	1,600	1,658
4.60%, 3/1/16	1,000	1,037
Colorado Health Facilities Authority, Revenue Bonds,
Zero Coupon, 7/15/20	1,000	564
Commerce, CA, Energy Authority Revenue Bonds (MBIA),
5.25%, 7/1/09	1,355	1,396
Cook County, IL, School District,
General Obligation Bonds (MBIA),
Zero Coupon, 12/1/22	4,125	2,075
Council Rock, PA, School District,
General Obligation Bonds (MBIA),
5.00%, 11/15/19	1,285	1,355
County of Bexar, TX, General Obligation Bonds (FSA),
5.00%, 6/15/12 - 6/15/14	2,640	2,819
County of Craven, NC, COP (MBIA),
5.00%, 6/1/11	1,730	1,811
County of Miami-Dade, FL, Revenue Bonds (FGIC),
5.00%, 8/1/11 - 8/1/13	15,480	16,384
County of Osceola, FL, Revenue Bonds (AMBAC),
5.00%, 10/1/12 - 10/1/13	5,070	5,410
County of Riverside, CA, COP (AMBAC),
5.00%, 11/1/14	3,500	3,784
County of St. Lucie, FL, Transportation
Revenue Bonds (AMBAC),
5.00%, 8/1/13	1,000	1,068
Cranberry Township, PA, General Obligation Bonds (FGIC),
4.80%, 12/1/18	1,310	1,356
Crandall, TX Independent School District,
General Obligation Bonds (PSFG),
Zero Coupon, 8/15/19 - 8/15/21	4,315	2,414

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

September 30, 2007

Portfolio of Investments (cont’d)

Municipal Portfolio

	Face
	Amount (000)	Value (000)
Municipal Bonds (cont’d)
Crisp County Development Authority, Revenue Bonds,
5.55%, 2/1/15	$200	$208
Crowley, TX, Independent School District,
General Obligation Bonds (PSFG),
5.00%, 8/1/10 - 8/1/11	3,350	3,495
Crown Point, IN, Multi-School Building Corp.,
Revenue Bonds (MBIA),
Zero Coupon, 1/15/24	5,200	2,447
Cypress-Fairbanks, TX, Independent School District,
General Obligation Bonds (PSFG),
4.80%, 2/15/19	1,650	1,709
5.00%, 2/15/11	2,045	2,137
Dallas County, TX, Utility & Reclamation District, SAVRS,
General Obligations Bonds (AMBAC),
4.03%, 2/15/29	(h)4,625	4,625
Dallas, TX, Waterworks & Sewer Systems,
Revenue Bonds
5.00%, 10/1/12 - 10/1/13	15,000	16,049
Dallas, TX, Area Rapid Transit Revenue Bonds, (AMBAC),
5.00%, 12/1/11	1,915	2,020
Delaware County, PA, Industrial Development Authority,
Revenue Bonds,
6.50%, 1/1/08	200	201
Delta County, MI, Economic Development Corp.,
Revenue Bonds,
6.25%, 4/15/27	450	499
Denton, TX, Independent School District,
General Obligation Bonds,
5.00%, 8/15/12	1,905	2,022
Denton, TX, Utility System Revenue Bonds,
5.00%, 12/1/16	1,865	1,955
Detroit, MI, City School District,
General Obligation Bonds (FGIC),
5.15%, 5/1/22	2,500	2,692
Director of the State of Nevada
Department of Business & Industry,
Revenue Bonds,
5.63%, 12/1/26	(h)1,100	1,128
Director of the State of Nevada Department of
Business & Industry, Revenue Bonds (AMBAC),
Zero Coupon, 1/1/21 - 1/1/23	3,845	1,987
Dover, PA, Area School District,
General Obligation Bonds (FGIC),
5.00%, 4/1/16	1,000	1,043
Duncanville Independent School District, TX,
General Obligation Bonds (PSFG),
Zero Coupon, 2/15/22	4,000	2,089
Eagle, IN, Union Middle School Building,
Revenue Bonds (AMBAC),
4.90%, 7/5/16	1,000	1,041
5.00%, 7/5/17	1,500	1,569
Eanes, TX, Independent School District,
General Obligation Bonds (PSFG),
4.80%, 8/1/19	1,365	1,407
East Porter County, IN, School Building Corp.,
Revenue Bonds (MBIA),
4.70%, 7/15/12	$1,025	$1,045
Edgewood, TX, Independent School District (PSFG),
4.75%, 8/15/16	1,310	1,366
4.85%, 8/15/17	880	913
Elizabeth Forward, PA, School District (MBIA),
Zero Coupon, 9/1/11	1,250	1,079
Erie County Industrial Development Agency, NY,
Revenue Bonds (FSA),
5.00%, 5/1/14 - 5/1/15	5,925	6,345
Essex County, NJ, Utility Authority
Revenue Bonds (FSA),
4.80%, 4/1/14	1,005	1,021
Eureka Union School District, CA,
General Obligation Bonds (MBIA),
Zero Coupon, 8/1/28 - 8/1/30	5,090	1,812
Everett, WA, Water & Sewer Revenue Bonds (MBIA),
5.00%, 7/1/13	1,630	1,745
Florida Municipal Loan Council, Revenue Bonds (MBIA),
5.00%, 10/1/11 - 10/1/13	3,850	4,080
Fort Wayne Hospital Authority, IN, Revenue Bonds (MBIA),
4.70%, 11/15/11	1,100	1,133
Fort Worth, TX, Water & Sewer Revenue Bonds (FSA),
3.44%, 2/15/24	(h)16,900	16,900
Frisco, TX, Independent School District,
General Obligation Bonds (PSFG),
Zero Coupon, 8/15/20 - 8/15/22	6,260	3,343
Geneva, IL, Industrial Development, Revenue Bonds (FSA),
4.80%, 5/1/19	1,705	1,755
Georgetown County, SC, Pollution Control Facility,
Revenue Bonds,
5.13%, 2/1/12	725	744
Gilliam County, OR, Solid Waste Disposal, Revenue Bonds,
4.88%, 7/1/38	1,400	1,410
Girard Area, PA, School District,
General Obligation Bonds (FGIC),
Zerp Coupon, 10/1/18 - 10/1/19	950	602
Grand Prairie, TX, Independent School District,
General Obligation Bonds (PSFG),
Zero Coupon, 2/15/14	2,240	1,744
Grapevine, TX, Certificates of Obligation,
General Obligation Bonds (FGIC),
5.75%, 8/15/17	1,000	1,060
Greenwood Fifty School Facilities, SC, Inc.,
Installment Purchase Revenue Bonds (AGC),
5.00%, 12/1/11	1,000	1,052
Gulf Coast Waste Disposal Authority, TX, Revenue Bonds,
4.55%, 4/1/12	830	826
Harris County Hospital District, TX, Revenue Bonds (MBIA),
5.00%, 2/15/11	345	360
Hawaii State, COP, General Obligation
Bonds (AMBAC),
4.80%, 5/1/12	1,275	1,302
5.00%, 4/1/13	8,290	8,861

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

September 30, 2007

Portfolio of Investments (cont’d)

Municipal Portfolio

	Face
	Amount (000)	Value (000)
Municipal Bonds (cont’d)
Houston, TX, Community College Revenue Bonds,
4.00%, 4/15/11 - 4/15/12	$2,865	$2,908
Houston, TX, Utility System Revenue Bonds,
5.00%, 11/15/13	1,000	1,074
Houston, TX, General Obligation Bonds (MBIA),
5.00%, 3/1/12	3,400	3,593
Houston, TX, Independent School District,
General Obligation Bonds (PSFG),
5.00%, 2/15/13	6,000	6,395
Houston, TX, Revenue Bonds (MBIA),
5.25%, 5/15/11	2,000	2,113
Houston, TX, Water & Sewer System,
Revenue Bonds (FSA),
Zero Coupon, 12/1/25	12,350	5,274
Illinois Development Finance Authority,
Revenue Bonds (FGIC),
Zero Coupon, 12/1/09	2,000	1,846
Illinois Educational Facilities Authority, SAVRS,
Revenue Bonds (MBIA),
4.10%, 4/1/28	(h)11,500	11,500
Illinois Health Facilities Authority, Revenue Bonds (MBIA),
5.00%, 11/15/12	1,000	1,017
Illinois Health Facilities Authority, SAVRS,
Revenue Bonds (AMBAC),
4.00%, 8/16/24	(h)21,200	21,200
Illinois Municipal Electric Agency,
Revenue Bonds (FGIC),
5.00%, 2/1/13 - 2/1/15	2,065	2,213
Indiana Port Commission, Revenue Bonds,
4.10%, 5/1/12	3,450	3,445
Indiana State Development Finance Authority,
Revenue Bonds,
4.70%, 10/1/31	(h)100	99
Indiana State University, Revenue Bonds (FGIC),
5.20%, 10/1/12	1,640	1,670
Indiana Transportation Finance Authority,
Highway Revenue Bonds (AMBAC),
Zero Coupon, 12/1/16	1,695	1,165
Intermountain Power Agency, UT,
Power Supply Revenue Bonds,
Zero Coupon, 7/1/17	1,750	1,153
Iowa Finance Authority, Private University Revenue Bonds,
5.00%, 4/1/13	1,210	1,288
Irving, TX, Independent School District,
General Obligation Bonds (PSFG),
Zero Coupon, 2/15/13	1,945	1,581
Judson TX, Independent School District,
General Obligation Bonds,
5.00%, 2/1/13	1,000	1,066
Kane & De Kalb Counties, IL, Community Unit School District,
General Obligation Bonds (AMBAC),
Zero Coupon, 12/1/09	725	669
Kent State University, OH, SAVRS,
Revenue Bonds (MBIA),
3.74%, 5/1/32	$ (h)11,725	$11,725
Kentucky Asset Liability Commission, KY,
Revenue Bonds (MBIA),
5.00%, 9/1/11 - 9/1/14	17,810	18,803
King County, WA, General Obligation Bonds (MBIA),
5.00%, 12/1/19	1,075	1,121
Lake County, IL, Community Consolidated School District,
General Obligation Bonds (FGIC),
Zero Coupon, 12/1/19 - 12/1/21	12,775	7,083
Lakeview, MI, Public School District,
General Obligation Bonds,
5.00%, 5/1/16	1,060	1,111
Lamar, TX, Consolidated Independent School District,
General Obligation Bonds,
5.00%, 2/15/12	1,000	1,056
Lancaster, TX, Independent School District,
General Obligation Bonds (FSA),
Zero Coupon, 2/15/09	1,795	1,706
Lewisville, TX, Independent School School District,
General Obligation Bonds (FGIC),
4.00%, 8/15/10	4,905	4,963
Lexington County, SC, Revenue Bonds,
5.00%, 11/1/16	165	173
Long Beach, CA, Community College District,
General Obligation Bonds (FGIC),
Zero Coupon, 5/1/14	2,465	1,916
Long Island, NY, Power Authority Electric System,
Revenue Bonds (FSA),
Zero Coupon, 6/1/16	3,700	2,623
Louisiana Correctional Facilities Corp., LA,
Revenue Bonds (AMBAC),
5.00%, 9/1/12	1,230	1,305
Louisiana Offshore Terminal Authority, LA,
Revenue Bonds,
4.30%, 10/1/37	2,600	2,624
Lubbock, TX, General Obligation Bonds (FSA),
5.00%, 2/15/11 - 2/15/14	3,160	3,339
Madera, CA, Unified School District,
General Obligation Bonds (FGIC),
Zero Coupon, 8/1/26 - 8/1/28	7,000	2,800
Madison & Jersey Counties, IL, Unit School District,
General Obligation Bonds (FSA),
Zero Coupon, 12/1/20	2,900	1,606
Maine Health & Higher Educational Facilities Authority,
ME, SAVRS, Revenue Bonds (FGIC),
3.80%, 7/1/14	(h)5,250	5,250
Maricopa County, AZ, Pollution Control,
2.90%, 6/1/35	1,600	1,569
4.00%, 1/1/38	(h)350	350
Maryland State Economic Development Corp.,
Revenue Bonds,
7.50%, 12/1/14	350	381

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

September 30, 2007

Portfolio of Investments (cont’d)

Municipal Portfolio

	Face
	Amount (000)	Value (000)
Municipal Bonds (cont’d)
Massachusetts State Development Financing Agency Resource
Recovery, Revenue Bonds,
6.90%, 12/1/29	$ (h)250	$262
Massachusetts State Health & Educational Facilities Authority,
Revenue Bonds (AMBAC),
4.80%, 7/1/12	1,665	1,704
Massachusetts State Health & Educational Facilities Authority,
Revenue Bonds (MBIA),
3.65%, 10/1/22	(h)11,550	11,550
4.22%, 10/1/33	(h)11,900	11,900
Massachusetts State Water Reserve Authority,
SAVRS, Revenue Bonds (AMBAC),
4.02%, 4/1/29	(h)15,775	15,775
Maury County, TN, Industrial Development Board
Solid Waste Disposal, Revenue Bonds,
6.30%, 8/1/18	1,075	1,115
Memphis, TN, Electric System Revenue Bonds (XLCA),
3.99%, 12/1/18	(h)4,000	4,000
Memphis-Shelby County Sports Authority Inc.,
Revenue Bonds, Memphis Arena Project (MBIA),
5.00%, 11/1/13	1,410	1,509
Memphis-Shelby County, TN, Airport Authority Special Facilities,
Revenue Bonds, Federal Express Corp.,
5.00%, 9/1/09	850	865
Merced City, CA, School District,
General Obligation Bonds (MBIA),
Zero Coupon, 8/1/28 - 8/1/29	4,665	1,686
Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax
Revenue Bonds (MBIA),
Zero Coupon, 6/15/20 - 12/15/23	5,175	2,821
Miami-Dade County, FL, School Board, COP,
General Obligation Bonds (FGIC),
5.00%, 5/1/11 - 5/1/13	15,005	15,865
Michigan City, IN, Area-Wide School Building Corp.,
Revenue Bonds (FGIC),
Zero Coupon, 1/15/17 - 1/15/20	6,750	4,298
Michigan State Building Authority, Revenue Bonds (MBIA),
5.25%, 10/1/10 - 10/1/11	3,000	3,159
Michigan State Strategic Fund, Solid Waste Management Project,
Revenue Bonds,
4.63%, 12/1/12	275	275
Midland, TX, Independent School District,
General Obligation Bonds (FGIC),
5.95%, 3/1/18	1,225	1,293
Milwaukee, WI, Sewer Revenue Bonds (AMBAC),
4.88%, 6/1/19	2,070	2,131
Montana State Health Facilities Authority,
Revenue Bonds (AMBAC),
4.10%, 2/15/17	(h)1,800	1,800
Montour, PA, School District,
General Obligation Bonds (MBIA),
Zero Coupon, 1/1/13	300	245
Morton Grove, IL, General Obligation Bonds (FGIC),
4.50%, 12/1/13	1,480	1,494
Mount San Antonio, CA, Community College District,
General Obligation Bonds (MBIA),
Zero Coupon, 8/1/16 - 8/1/17	$27,555	$18,755
Municipal Electric Authority, GA, Revenue Bonds,
Combustion Turbine Project (XLCA),
3.50%, 11/1/29	(h)1,985	1,985
Nassau County, NY, Improvement Bonds,
General Obligation Bonds (FSA),
6.00%, 3/1/17	1,275	1,349
Nebraska Public Power District, Revenue Bonds (FSA),
5.00%, 1/1/11 - 1/1/13	9,360	9,844
New Jersey Economic Development Authority,
Revenue Bonds
Zero Coupon, 4/1/12	625	528
New Jersey Transportation Trust Fund Authority,
Revenue Bonds (XLCA),
3.99%, 12/15/17	(h)5,000	5,000
New Mexico Finance Authority, Revenue Bonds (MBIA),
5.00%, 6/15/12 - 6/15/15	7,115	7,655
New Orleans, LA, Audubon Commission,
General Obligation Bonds (FSA),
5.00%, 10/1/13	1,695	1,808
New York City, NY Industrial Development Agency,
Revenue Bonds (FSA),
6.00%, 11/1/15	1,485	1,489
New York State Dormitory Authority, Revenue Bonds (FSA),
5.10%, 2/15/11	2,075	2,118
Noblesville, IN, High School Building Corp.,
Revenue Bonds (AMBAC),
Zero Coupon, 2/15/19	1,850	1,131
5.00%, 1/10/12 - 7/10/13	4,880	5,192
Norman, OK, Regional Hospital Authority, SAVRS,
Revenue Bonds (MBIA),
4.22%, 9/1/22	(h)4,350	4,350
North Carolina Infrastructure Finance Corp., COP,
General Obligation Bonds (FSA),
5.00%, 5/1/12 - 5/1/14	14,115	14,999
North Carolina Municipal Power Agency, Electric Revenue Bonds,
6.63%, 1/1/10	850	898
North Side, IN, High School Building Corp.,
Revenue Bonds (FSA)
5.25%, 7/15/13	2,910	3,151
North Slope Borough, AK, General Obligation Bonds (MBIA),
Zero Coupon, 6/30/12	2,900	2,421
Norwalk-LA Mirada, CA, Unified School District,
General Obligation Bonds (FGIC),
Zero Coupon, 8/1/25	8,900	3,919
Ohio State Higher Educational Facility Commission (Denison
University), Revenue Bonds (AMBAC),
4.22%, 12/1/34	(h)8,775	8,775
Ohio State, Solid Waste Revenue Bonds,
4.25%, 4/1/33	(h)700	687
Okemos, MI, Public School District,
General Obligation Bonds (MBIA),
Zero Coupon, 5/1/15	900	665

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

September 30, 2007

Portfolio of Investments (cont’d)

Municipal Portfolio

	Face
	Amount (000)	Value (000)
Municipal Bonds (cont’d)
Ouachita Parish, LA, West Ouachita Parish School District,
Revenue Bonds (MBIA),
4.70%, 9/1/14	$1,020	$1,048
Pajaro Valley, CA, Unified School District Certificates
Partnership, General Obligation Bonds (FSA),
Zero Coupon, 8/1/27	2,220	878
Palm Beach County School Board, FL, COP,
General Obligation Bonds (FGIC),
5.00%, 8/1/11- 8/1/12	7,770	8,199
Palm Beach County School Board, FL, COP,
General Obligation Bonds (MBIA),
5.00%, 8/1/12 - 8/1/13	7,280	7,729
Pearland, TX, Independent School District,
General Obligation Bonds (PSFG),
4.88%, 2/15/19	1,425	1,499
Penn Hills Municipality, PA, General Obligation Bonds,
Zero Coupon, 6/1/12 - 12/1/13	2,115	1,691
Pennsylvania Convention Center Authority,
Revenue Bonds (FGIC),
6.70%, 9/1/16	500	576
Pennsylvania State Financing Authority,
Aliquippa School District, Revenue Bonds,
Zero Coupon, 6/1/12	685	568
Pennsylvania State Public School Building Authority, Marple
Newtown School District Project, Revenue Bonds (MBIA),
4.60%, 3/1/15	1,065	1,104
4.70%, 3/1/16	715	744
Philadelphia, PA, Water & Wastewater,
Revenue Bonds (AMBAC),
5.00%, 8/1/11 - 8/1/13	8,005	8,506
Piedmont, SC, Municipal Power Agency,
Revenue Bonds (AMBAC),
Zero Coupon, 1/1/31 - 1/1/32	22,300	7,003
Pittsburgh, PA, Stadium Authority Lease
Revenue Bonds,
6.50%, 4/1/11	105	110
Pittsburgh, PA, Water & Sewer Authority, Water & Sewer
System Revenue Bonds (FSA),
5.00%, 9/1/13	1,000	1,068
Port Authority, NY & NJ, Special Obligation Revenue Bonds,
7.00%, 10/1/07	100	100
Regional Transportation District, CO, COP,
5.00%, 12/1/12 - 12/1/13	14,085	15,033
Rescue Union School District, CA,
General Obligation Bonds (MBIA),
Zero Coupon, 9/1/27	2,000	788
Richardson, TX, Hotel Occupancy Certificates of Obligation,
General Obligation Bonds (FGIC),
5.75%, 2/15/17	1,405	1,475
Richland County, SC, Revenue Bonds,
6.10%, 4/1/23	725	758
Rincon Valley, CA, Union School District,
General Obligation Bonds (FGIC),
Zero Coupon, 8/1/32 - 8/1/35	9,675	2,733
Riverside, CA, Electric Revenue Bonds (MBIA),
5.00%, 10/1/11 - 10/1/12	$3,380	$3,590
Robinson Township, PA, Municipal Authority Revenue Bonds,
6.90%, 5/15/18	100	108
Saginaw Valley State University, MI,
Revenue Bonds, SAVRS (MBIA),
3.94%, 7/1/31	(h)12,000	12,000
Saginaw, MI, Hospital Financing Authority,
Revenue Bonds (MBIA),
5.38%, 7/1/19	1,265	1,308
Sam Rayburn, TX, Municipal Power Agency, Revenue Bonds,
6.00%, 10/1/21	650	677
San Antonio County, TX, Parking System
Revenue Bonds (AMBAC),
5.50%, 8/15/17	700	729
Sanger, TX, Independent School District,
General Obligation Bonds (PSFG),
Zero Coupon, 2/15/19 - 2/15/22	4,265	2,376
Santa Ana, CA, Unified School District,
General Obligation Bonds (FGIC),
Zero Coupon, 8/1/19 - 8/1/20	5,475	3,232
Scranton-Lackawanna, PA, Health & Welfare Authority,
Revenue Bonds,
6.63%, 7/1/09	35	36
Seminole County, FL, School Board, COP (AMBAC),
5.00%, 7/1/11 - 7/1/12	6,750	7,106
Spokane County, WA, General Obligation Bonds (MBIA),
5.00%, 12/1/11	1,000	1,055
Spring, TX, Independent School District,
General Obligation Bonds (PSFG),
5.00%, 8/15/19	1,760	1,830
State of Nevada, General Obligation Bonds (FGIC),
5.00%, 12/1/11 - 12/1/13	13,360	14,211
State of North Carolina, Revenue Bonds (MBIA),
5.00%, 3/1/13 - 3/1/14	18,075	19,411
Steel Valley, PA, Allegheny County School District,
General Obligation Bonds,
Zero Coupon, 11/1/11 - 11/1/17	1,820	1,415
Tallahassee Blueprint 2000 Intergovernmental Agency,
Revenue Bonds (MBIA),
5.00%, 10/1/11 - 10/1/14	7,505	7,960
Texas State Turnpike Authority, Revenue Bonds (AMBAC),
Zero Coupon, 8/15/18	5,700	3,582
Tobacco Securitization Authority of Northern California,
Asset Backed Revenue Bonds, Series A-1,
4.75%, 6/1/23	5,975	5,801
Tobacco Settlement Authority of Washington,
Asset Backed Revenue Bonds,
6.50%, 6/1/26	905	950
Tobacco Settlement Financing Corp., LA,
Asset Backed Revenue Bonds,
5.50%, 5/15/30	1,350	1,346
Tobacco Settlement Financing Corp., NJ,
Asset Backed Revenue Bonds,
4.38%, 6/1/19	325	327

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

September 30, 2007

Portfolio of Investments (cont’d)

Municipal Portfolio

	Face
	Amount (000)	Value (000)
Municipal Bonds (cont’d)
Tobacco Settlement Financing Corp., RI,
Asset Backed Revenue Bonds,
6.00%, 6/1/23	$1,575	$1,618
Toledo-Lucas County, OH, Port Authority
Revenue Bonds,
6.45%, 12/15/21	900	1,023
Tomball, TX, Independent School District,
General Obligation Bonds (PSFG),
4.75%, 2/15/15	1,205	1,240
Union Elementary School District, CA,
General Obligation Bonds (MBIA),
Zero Coupon, 9/1/27 - 9/1/28	8,000	3,131
University of Arkansas, Revenue Bonds (FSA),
4.90%, 12/1/19	2,315	2,434
University of Massachusetts Building Authority,
Revenue Bonds (AMBAC),
5.25%, 11/1/11	2,100	2,237
University of Southern Indiana, IN,
Revenue Bonds (AMBAC),
5.00%, 10/1/09	1,095	1,127
University of Utah, COP,
General Obligation Bonds (AMBAC),
5.00%, 12/1/11 - 12/1/13	4,040	4,283
Upper Darby Township, PA,
General Obligation Bonds (AMBAC),
Zero Coupon, 7/15/11	525	455
Utah County, UT, Environmental Improvement
Revenue Bonds,
5.05%, 11/1/17	170	175
Vancouver, WA, Water & Sewer Revenue Bonds (MBIA),
4.60%, 6/1/13	1,000	1,006
Vermont Educational & Health Buildings Funding Agency,
SAVRS, Revenue Bonds (FGIC),
4.10%, 9/12/13	(h)4,300	4,300
Victor Elementary School District, CA,
General Obligation Bonds (FGIC),
Zero Coupon, 2/1/30	2,100	726
Virginia State Peninsula Regional Jail Authority,
Revenue Bonds (MBIA),
5.00%, 10/1/12 - 10/1/13	2,705	2,882
Waco, TX, Educational Finance Corp.,
SAVRS, Revenue Bonds,
3.55%, 2/1/32	(h)12,000	12,000
Wake County Industrial Facilities & Pollution Control
Financing Authority, NC, Revenue Bonds (AMBAC),
3.89%, 5/1/24	(h)11,400	11,400
Warren, MI, Consolidated School District,
General Obligation Bonds,
4.15%, 5/1/14	1,000	1,022
Washington State Health Care Facilities (Children’s Hospital),
Revenue Bonds (FSA),
4.70%, 10/1/11	1,075	1,097
Washington State Health Care Facilities (Fred Hutchinson),
SAVRS, Revenue Bonds (AMBAC),
4.05%, 1/1/33	(h)14,900	14,900
Washington State Health Care Facilities Authority,
Revenue Bonds (AMBAC),
5.13%, 11/15/11	$1,000	$1,026
Washington State Motor Vehicle Fuel Facilities,
General Obligation Bonds (AMBAC),
Zero Coupon, 6/1/14 - 6/1/16	8,160	6,048
Washington State Recreational Facilities,
General Obligation Bonds (FGIC),
Zero Coupon, 1/1/17	6,900	4,696
Washoe County, NV, General Obligation Bonds (FSA),
Zero Coupon, 7/1/18	4,235	2,670
Wayne State University, MI, University
Revenue Bonds (FGIC),
4.02%, 11/15/33	(h)10,950	10,950
West Contra Costa Unified School District, CA,
General Obligation Bonds (FGIC),
Zero Coupon, 8/1/25 - 8/1/27	23,200	9,609
West Ottawa Public School District, MI,
General Obligation Bonds,
5.00%, 5/1/21	850	904
West Virginia School Building Authority (FGIC),
5.00%, 7/1/11 - 7/1/12	8,135	8,597
West Virginia University Revenue Bonds (AMBAC),
Zero Coupon, 4/1/22 - 4/1/24	2,000	990
Western Michigan University, MI,
SAVRS, Revenue Bonds (AMBAC),
3.94%, 11/15/32	(h)10,100	10,100
Westfield High School Building Corp, IN,
Revenue Bonds (FSA),
5.00%, 1/10/13	1,285	1,363
Will County, IL, Community High School District No. 210,
Lincoln Way School Building, General Obligation Bonds (FGIC),
5.00%, 1/1/11	1,155	1,206
William S Hart Union High School District, CA,
General Obligation Bonds (FSA),
Zero Coupon, 9/1/21 - 9/1/28	18,290	9,111
Winnebago County, IL, School District,
General Obligation Bonds (FSA),
Zero Coupon, 1/1/14	3,600	2,818
Wisconsin State Health & Educational Facilities Authority,
Revenue Bonds (AMBAC),
5.63%, 2/15/12	1,000	1,078
York County, PA, Hospital Authority, SAVRS,
Revenue Bonds (AMBAC),
3.90%, 7/1/21	(h)4,950	4,950
Ypsilanti, MI, School District,
General Obligation Bonds (FGIC),
4.70%, 5/1/12	1,115	1,134
		895,990
Total Fixed Income Securities (Cost $922,982)		940,803

No. of
Contracts
Put Options Purchased (0.0%)
90 Day EuroDollar
12/07 @ $94.75	(a)1,703	181

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

September 30, 2007

Portfolio of Investments (cont’d)

Municipal Portfolio

	No. of Contracts	Value (000)
Put Options Purchased (cont’d)
3/08 @ $94.50	(a)497	$21
3/08 @ $94.75	(a)723	68
Total Put Options Purchased (Cost $557)		270

	Shares
Preferred Stocks (2.6%)
Finance (2.6%)
ABN AMRO North America Capital Funding Trust I	(e)5,875	6,211
Federal Home Loan Mortgage Corp.	88,000	4,356
Goldman Sachs Group, Inc.	121,000	2,916
International Lease Finance Corp.	31	3,125
Pitney Bowes International Holdings, Inc.	34	3,292
U.S. Bancorp	178,000	4,361
Total Preferred Stocks (Cost $24,508)		24,261
Short-Term Investments (2.5%)
Investment Companies (2.5%)
Dreyfus Tax Exempt Cash Management	11,590,857	11,591
Morgan Stanley Institutional Liquidity
Tax-Exempt Portfolio
— Institutional Class	(p)12,492,620	12,492
Total Short-Term Investments (Cost $24,083)		24,083
Total Investments (104.5%) (Cost $972,130)		989,417
Liabilities in Excess of Other Assets (-4.5%)		(42,839)
Net Assets (100%)		$946,578

(a)	Non-income producing security.
(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2007.
(p)	See Note F within the Notes to Financial Statements regarding investment in Morgan Stanley Institutional Liquidity Government
Portfolio — Institutional Class, Morgan Stanley Institutional Liquidity
Money Market Portfolio — Institutional Class and/or Morgan Stanley
Institutional Liquidity Tax-Exempt Portfolio — Institutional Class.
AGC	Assured Guaranty Corp.
AMBAC	Ambac Assurance Corp.
COP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FSA	Financial Security Assurance, Inc.
Inv Fl	Inverse Floating Rate — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at September 30, 2007.
IO	Interest Only
MBIA	MBIA Insurance Corp.
PAC	Planned Amortization Class
PO	Principal Only
PSFG	Permanent School Fund Guaranteed
SAVRS	Semi-Annual Variable Rate Security
TOB	Tender Option Bonds
XLCA	XL Capital Assurance

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
U.S. Treasury
2 yr. Note	559	$115,739	Dec-07	$474
U.S. Treasury
5 yr. Note	1,196	128,009	Dec-07	829
10 yr. Swap	3,943	418,389	Dec-07	(5,493)

Short:
EuroDollar
CME	6	1,427	Dec-07	(6)

EuroDollar
CME	5	1,194	Mar-08	(8)

EuroDollar
CME	4	957	Sep-08	(8)

EuroDollar
CME	4	957	Dec-08	(8)

EuroDollar
CME	5	1,195	Jun-08	(9)

EuroDollar
CME	3	717	Mar-09	(6)

EuroDollar
CME	3	716	Jun-09	(5)

U.S. Treasury
10 yr. Note	2,629	287	Dec-07	340

U.S. Treasury
Long Bond	706	78,609	Dec-07	8
				$(3,892)

CME       Chicago Mercantile Exchange

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

September 30, 2007

Portfolio of Investments (cont’d)

Municipal Portfolio

Credit Default Swap Contracts

The Portfolio had the following credit default swap agreement(s) open at period end:

					Unrealized
		Notional			Appreciation
	Buy/Sell	Amount	Pay/Receive	Termination	(Depreciation)
Swap Counterparty and Reference Obligation	Protection	(000)	Fixed Rate	Date	(000)
JPMorgan Chase	Buy	$710	1.18%	6/20/14	$7
Belo Corp., 8.00%, 11/1/08
JPMorgan Chase	Buy	2,050	1.30	6/20/14	7
Belo Corp., 8.00%, 11/1/08
JPMorgan Chase	Sell	1,000	4.15	12/20/10	27
General Motors Acceptance Corp., 6.88%, 8/28/12
					$41

Zero Coupon Swap Contracts

The Portfolio had the following zero coupon swap agreement(s) open at period end:

				Unrealized
	Notional			Appreciation
	Amount		Termination	(Depreciation)
Swap Counterparty	(000)	Receive	Date	(000)
Bank of America	$7,550	3 month LIBOR	2/15/22	$312
	21,400	3 month LIBOR	5/16/22	890
Goldman Sachs	24,500	3 month LIBOR	8/15/21	1,146
				$2,348

Interest Rate Swap Contracts

The Portfolio had the following interest rate swap agreement(s) open at period end:

						Unrealized
					Notional	Appreciation
	Floating Rate	Pay/Receive	Fixed	Termination	Amount	(Depreciation)
Swap Counterparty	Index	Floating Rate	Rate	Date	(000)	(000)
Citigroup	USD-BMA Municipal Swap Index	Receive	3.97%	3/16/27	$35,000	$783
JPMorgan Chase	3 Month LIBOR	Receive	5.62	5/11/27	84,000	859
	USD-BMA Municipal Swap Index	Receive	3.96	11/7/21	44,000	21
Lehman Brothers	3 Month LIBOR	Pay	5.10	2/2/15	65,000	(111)
						$1,552

LIBOR  — London Inter Bank Offer Rate

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

September 30, 2007

Statements of Assets and Liabilities

		Equities	Mid Cap	U.S. Mid
	Balanced	Plus	Growth	Cap Value
	Portfolio	Portfolio	Portfolio	Portfolio
	(000)	(000)	(000)	(000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost:	$262,634	$24,823	$2,370,955	$153,933
Investment in Security of Affiliated Issuer, at Cost:	48,557	3,938	166,488	4,405
Total Investments in Securities, at Cost:	311,191	28,761	2,537,443	158,338
Foreign Currency, at Cost:	697	—	1	—
Investments in Securities of Unaffiliated Issuers, at Value:(1)	316,827	24,191	3,028,132	169,390
Investments in Security of Affiliated Issuer, at Value:	48,557	3,938	166,488	4,405
Total Investments in Securities, at Value:	365,384	28,129	3,194,620	173,795
Foreign Currency, at Value:	702	—	1	—
Cash	17	7	1	19
Receivable for Delayed Delivery Commitments	6,769	5,282	—	—
Due from Broker	3,408	—	—	—
Receivable for Portfolio Shares Sold	1,395	—	12,804	96
Receivable for Investments Sold	277	51	55,345	3,028
Unrealized Appreciation on Swap Agreements	563	99	—	—
Unrealized Appreciation on Foreign Currency Exchange Contracts	100	—	—	—
Receivable from Affiliate	7	1	24	3
Dividends Receivable	170	—	981	144
Interest Receivable	763	171	478	28
OtherAssets	3	@—	22	1
Total Assets	379,558	33,740	3,264,276	177,114
Liabilities:
Collateral on Securities Loaned, at Value:	8,365	38	—	—
Payable for Delayed Delivery Commitments	20,282	1,299	—	—
Payable for Investments Purchased	1,905	—	86,340	3,613
Due To Broker	—	120	—	—
Unrealized Depreciation on Foreign Currency Exchange Contracts	31	—	2	—
Unrealized Depreciation on Swap Agreements	71	@—	—	—
Payable for Portfolio Shares Redeemed	1,224	—	6,056	171
Payable for Investment Advisory Fees	361	15	3,590	308
Payable for Administration Fees	21	2	195	11
Payable for Custodian Fees	25	11	49	12
Payable for Trustees’ Fees and Expenses	8	—	29	24
Payable for Securities Sold Short, at Value (Proceeds $3,979)	—	3,953	—	—
Payable for Shareholder Servicing Fees — Adviser Class	6	@—	292	4
Payable for Shareholder Servicing Fees — Investment Class	1	—	—	@—
Other Liabilities	86	57	301	51
Total Liabilities	32,386	5,495	96,854	4,194
Net Assets	$347,172	$28,245	$3,167,422	$172,920
Net Assets Consist Of:
Paid-in Capital	$313,594	$26,215	$2,970,468	$295,716
Undistributed (Distributions in Excess of) Net Investment Income	2,365	503	8,678	932
Accumulated Net Realized Gain (Loss)	(24,051)	1,005	(468,903)	(139,185)
Unrealized Appreciation (Depreciation) on:
Investments	54,193	(632)	657,177	15,457
Foreign Currency Exchange Contracts and Translations	68	—	2	—
Futures Contracts	511	1,029	—	—
Securities Sold Short	—	26	—	—
Swap Agreements	492	99	—	—
Net Assets	$347,172	$28,245	$3,167,422	$172,920

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

September 30, 2007

Statements of Assets and Liabilities (cont’)

		Equities	Mid Cap	U.S. Mid
	Balanced	Plus	Growth	Cap Value
	Portfolio	Portfolio	Portfolio	Portfolio
	(000)	(000)	(000)	(000)
INSTITUTIONAL CLASS:
Net Assets	$310,886	$27,709	$1,647,326	$151,610
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000)	21,156,352	2,582,183	48,910,108	4,158,127
Net Asset Value, Offering and Redemption Price Per Share	$14.69	$10.73	$33.68	$36.46
INVESTMENT CLASS:
Net Assets	$5,103	$—	$—	$3,649
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000)	347,882	—	—	100,597
Net Asset Value, Offering and Redemption Price Per Share	$14.67	$—	$—	$36.27
ADVISER CLASS:
Net Assets	$31,183	$536	$1,520,096	$17,661
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000)	2,126,469	50,000	46,366,170	487,066
Net Asset Value, Offering and Redemption Price Per Share	$14.66	$10.72	$32.78	$36.26

(1) Including:
Securities on Loan, at Value:	$23,249	$37	$—	$—

@    Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

September 30, 2007

Statements of Assets and Liabilities

	U.S. Small		Core Fixed	Core Plus Fixed
	Cap Value	Value	Income	Income
	Portfolio	Portfolio	Portfolio	Portfolio
	(000)	(000)	(000)	(000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost:	$679,789	$510,065	$346,157	$2,995,352
Investment in Security of Affiliated Issuer, at Cost:	47,310	10,961	32,976	230,945
Total Investments in Securities, at Cost:	727,099	521,026	379,133	3,226,297
Foreign Currency, at Cost:	—	—	—	@—
Investments in Securities of Unaffiliated Issuers, at Value:(1)	822,093	578,081	341,805	2,944,108
Investment in Security of Affiliated Issuer, at Value:	47,310	10,961	32,976	230,945
Total Investments in Securities, at Value:	869,403	589,042	374,781	3,175,053
Foreign Currency, at Value:	—	—	—	@—
Cash	1	1	6	476
Receivable for Portfolio Shares Sold	1,217	4,948	320	6,417
Receivable For Delayed Delivery Commitments	—	—	26,867	238,336
Interest Receivable	218	58	1,629	16,334
Unrealized Appreciation on Swap Agreements	—	—	2,370	19,465
Receivable for Investments Sold	4,267	3,651	337	4,797
Receivable from Affiliate	13	4	10	57
Dividends Receivable	700	830	8	162
OtherAssets	7	6	3	26
Total Assets	875,826	598,540	406,331	3,461,123
Liabilities:
Collateral on Securities Loaned, at Value:	—	27,897	4,165	58,510
Payable for Delayed Delivery Commitments	—	—	80,013	719,748
Payable for Investments Purchased	3,339	945	—	3,977
Unrealized Depreciation on Foreign Currency Exchange Contracts	—	—	—	1,102
Unrealized Depreciation on Swap Agreements	—	—	319	2,807
Due to Broker	—	—	1,107	10,509
Payable for Portfolio Shares Redeemed	1,056	501	418	6,193
Payable for Investment Advisory Fees	1,452	720	287	2,183
Payable for Administration Fees	56	37	21	174
Payable for Custodian Fees	18	19	10	38
Payable for Trustees’ Fees and Expenses	20	27	4	94
Payable for Shareholder Servicing Fees — Investment Class	—	10	—	18
Payable for Shareholder Servicing Fees — Adviser Class	11	41	2	27
Other Liabilities	161	115	69	296
Total Liabilities	6,113	30,312	86,415	805,676
Net Assets	$869,713	$568,228	$319,916	$2,655,447
Net Assets Consist Of:
Paid-in Capital	$641,749	$469,777	$320,395	$2,756,523
Undistributed (Distributions in Excess of) Net Investment Income	1,241	3,298	3,412	7,928
Accumulated Net Realized Gain (Loss)	84,419	27,137	(2,504)	(83,698)
Unrealized Appreciation (Depreciation) on:
Investments	142,304	68,016	(4,352)	(51,244)
Foreign Currency Exchange Contracts and Translations	—	—	—	(1,097)
Futures Contracts	—	—	914	10,377
Swap Agreements	—	—	2,051	16,658
Net Assets	$869,713	$568,228	$319,916	$2,655,447

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

September 30, 2007

Statements of Assets and Liabilities (cont’d)

	U.S. Small		Core Fixed	Core Plus Fixed
	Cap Value	Value	Income	Income
	Portfolio	Portfolio	Portfolio	Portfolio
	(000)	(000)	(000)	(000)
INSTITUTIONAL CLASS:
Net Assets	$810,194	$285,533	$308,111	$2,367,043
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000)	28,743,792	15,467,590	28,610,141	207,720,472
Net Asset Value, Offering and Redemption Price Per Share	$28.19	$18.46	$10.77	$11.40
INVESTMENT CLASS:
Net Assets	$—	$82,941	$—	$150,671
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000)	—	4,486,451	—	13,226,291
Net Asset Value, Offering and Redemption Price Per Share	$—	$18.49	$—	$11.39
ADVISER CLASS:
Net Assets	$59,519	$199,754	$11,805	$137,733
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000)	2,123,679	10,836,853	1,102,513	12,103,031
Net Asset Value, Offering and Redemption Price Per Share	$28.03	$18.43	$10.71	$11.38

(1) Including:
Securities on Loan, at Value:	$—	$27,394	$31,753	$207,604

@    Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

September 30, 2007

Statements of Assets and Liabilities

				Investment
		Intermediate	International	Grade Fixed
	High Yield	Duration	Fixed Income	Income
	Portfolio	Portfolio	Portfolio	Portfolio
	(000)	(000)	(000)	(000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost:	$266,950	$127,790	$195,349	$588,049
Investment in Security of Affiliated Issuer, at Cost:	10,943	27,993	5,845	31,654
Total Investments in Securities, at Cost:	277,893	155,783	201,194	619,703
Foreign Currency, at Cost:	@—	—	362	—
Investments in Securities of Unaffiliated Issuers, at Value:(1)	229,880	126,115	204,219	582,813
Investment in Security of Affiliated Issuer, at Value:	10,943	27,993	5,845	31,654
Total Investments in Securities, at Value:	240,823	154,108	210,064	614,467
Foreign Currency, at Value:	@—	—	362	—
Cash	33	122	@—	11
Receivable for Delayed Delivery Commitments	—	—	—	46,599
Due from Broker	—	—	1,926	—
Interest Receivable	3,858	793	2,850	2,672
Unrealized Appreciation on Foreign Currency Exchange Contracts	36	—	2,552	—
Unrealized Appreciation on Swap Agreements	605	782	—	3,894
Receivable from Affiliate	2	6	1	9
Receivable for Investments Sold	535	123	5,582	372
Receivable for Portfolio Shares Sold	235	—	1,251	887
Dividends Receivable	—	2	—	18
OtherAssets	2	1	2	5
Total Assets	246,129	155,937	224,590	668,934
Liabilities:
Collateral on Securities Loaned, at Value:	42,093	—	—	4,337
Payable for Delayed Delivery Commitments	—	—	—	138,560
Payable for Investments Purchased	—	1,978	6,499	—
Due To Broker	347	666	—	2,919
Unrealized Depreciation on Foreign Currency Exchange Contracts	160	—	1,498	—
Unrealized Depreciation on Swap Agreements	29	66	—	529
Payable for Portfolio Shares Redeemed	215	118	1,665	1,274
Payable for Investment Advisory Fees	212	142	197	488
Payable for Administration Fees	13	10	14	34
Payable for Custodian Fees	9	5	28	12
Payable for Trustees’ Fees and Expenses	24	2	2	15
Payable for Shareholder Servicing Fees — Adviser Class	2	@—	—	@—
Payable for Shareholder Servicing Fees — Investment Class	—	18	@—	—
Other Liabilities	68	60	59	85
Total Liabilities	43,172	3,065	9,962	148,253
Net Assets	$202,957	$152,872	$214,628	$520,681
Net Assets Consist Of:
Paid-in Capital	$752,167	$160,587	$200,552	$522,518
Undistributed (Distributions in Excess of) Net Investment Income	4,499	931	3,878	4,881
Accumulated Net Realized Gain (Loss)	(517,271)	(8,109)	194	(6,103)
Unrealized Appreciation (Depreciation) on:
Investments	(37,070)	(1,675)	8,870	(5,236)
Foreign Currency Exchange Contracts and Translations	(121)	—	1,158	—
Futures Contracts	177	422	(24)	1,256
Swap Agreements	576	716	—	3,365
Net Assets	$202,957	$152,872	$214,628	$520,681

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

September 30, 2007

Statements of Assets and Liabilities (cont’d)

				Investment
		Intermediate	International	Grade Fixed
	High Yield	Duration	Fixed Income	Income
	Portfolio	Portfolio	Portfolio	Portfolio
	(000)	(000)	(000)	(000)
INSTITUTIONAL CLASS:
Net Assets	$193,934	$7,015	$213,392	$519,504
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000)	18,362,585	690,713	19,450,707	46,609,681
Net Asset Value, Offering and Redemption Price Per Share	$10.56	$10.16	$10.97	$11.15
INVESTMENT CLASS:
Net Assets	$—	$145,739	$—	$—
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000)	—	14,402,242	—	—
Net Asset Value, Offering and Redemption Price Per Share	$—	$10.12	$—	$—
ADVISER CLASS:
Net Assets	$9,023	$118	$1,236	$1,177
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000)	851,311	11,635	111,589	105,741
Net Asset Value, Offering and Redemption Price Per Share	$10.60	$10.16	$11.08	$11.14

(1) Including:
Securities on Loan, at Value:	$41,597	$—	$—	$48,038

@    Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

September 30, 2007

Statements of Assets and Liabilities

	Limited	Long Duration
	Duration	Fixed Income	Municipal
	Portfolio	Portfolio	Portfolio
	(000)	(000)	(000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost:	$1,024,515	$23,983	$959,638
Investments in Securities of Affiliated Issuer, at Cost:	65,597	1,103	12,492
Total Investments in Securities, at Cost:	1,090,112	25,086	972,130
Investments in Securities of Unaffiliated Issuers, at Value:	1,007,727	24,363	976,925
Investments in Securities of Affiliated Issuer, at Value:	65,597	1,103	12,492
Total Investments in Securities, at Value:	1,073,324	25,466	989,417
Cash	218	—	4,095
Receivable for Delayed Delivery Commitments	—	—	32,499
Interest Receivable	5,424	267	6,914
Unrealized Appreciation on Swap Agreements	2,772	250	4,052
Receivable for Investments Sold	437	521	25
Receivable for Portfolio Shares Sold	459	—	11,228
Due from Broker	—	6	—
Receivable from Affiliate	17	@—	5
Due from Adviser	—	3	—
Dividends Receivable	5	—	102
OtherAssets	10	@—	7
Total Assets	1,082,666	26,513	1,048,344
Liabilities:
Payable for Delayed Delivery Commitments	—	—	53,110
Payable for Investments Purchased	19,123	613	31,518
Due to Broker	2,656	—	5,214
Unrealized Depreciation on Swap Agreements	48	21	111
Payable for Portfolio Shares Redeemed	591	—	10,806
Payable for Investment Advisory Fees	805	—	832
Payable for Administration Fees	70	2	61
Payable for Custodian Fees	6	6	18
Payable for Trustees’ Fees and Expenses	3	—	1
Payable for Bank Overdraft	—	5	—
Payable for Shareholder Servicing Fees — Adviser Class	@—	@—	@—
Other Liabilities	193	53	95
Total Liabilities	23,495	700	101,766
Net Assets	$1,059,171	$25,813	$946,578
Net Assets Consist Of:
Paid-in Capital	$1,091,460	$24,911	$918,622
Undistributed (Distributions in Excess of) Net Investment Income	5,916	367	3,448
Accumulated Net Realized Gain (Loss)	(25,448)	(94)	7,172
Unrealized Appreciation (Depreciation) on:
Investments	(16,788)	380	17,287
Futures Contracts	1,307	20	(3,892)
Swap Agreements	2,724	229	3,941
Net Assets	$1,059,171	$25,813	$946,578

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

September 30, 2007

Statements of Assets and Liabilities (cont’d)

	Limited	Long Duration
	Duration	Fixed Income	Municipal
	Portfolio	Portfolio	Portfolio
	(000)	(000)	(000)
INSTITUTIONAL CLASS:
Net Assets	$1,058,151	$25,297	$936,633
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000)	103,343,036	2,450,000	73,082,364
Net Asset Value, Offering and Redemption Price Per Share	$10.24	$10.33	$12.82
ADVISER CLASS:
Net Assets	$1,020	$516	$9,945
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000)	99,592	50,000	775,545
Net Asset Value, Offering and Redemption Price Per Share	$10.24	$10.32	$12.82

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

September 30, 2007

Statements of Operations

For the Year Ended September 30, 2007

		Equities	Mid Cap	U.S. Mid	U.S. Small
	Balanced	Plus	Growth	Cap Value	Cap Value
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
	(000)	(000)	(000)	(000)	(000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers†	$3,494	$—	$26,446	$2,234	$6,817
Interest from Securities of Unaffiliated Issuers	5,176	1,838	1,604	246	1,216
Interest from Security of Affiliated Issuer	675	48	1,620	210	1,012
Total Investment Income	9,345	1,886	29,670	2,690	9,045
Expenses:
Investment Advisory Fees (Note B)	1,417	104	12,353	1,143	5,599
Administration Fees (Note C)	252	22	1,976	127	679
Custodian Fees (Note E)	54	22	88	25	38
Shareholder Reporting Fees	106	2	497	19	336
Professional Fees	48	51	100	30	55
Shareholder Servicing Fees — Investment Class Shares (Note D)	7	—	—	5	—
Shareholder Servicing Fees — Adviser Class Shares (Note D)	78	1	2,997	39	110
Transfer Agency Fees	13	6	39	17	12
Trustees’ Fees and Expenses	7	1	41	7	16
Proxy Fees	10	@—	353	10	321
Registration Fees	31	25	133	30	58
Other Expenses	15	6	71	9	30
Total Expenses	2,038	240	18,648	1,461	7,254
Waiver of Investment Advisory Fees (Note B)	—	(71)	—	—	—
Rebate from Morgan Stanley Affiliated Cash Sweep (Note F)	(13)	(1)	(32)	(4)	(20)
Expense Offset (Note E)	(3)	(2)	(6)	(1)	(3)
Net Expenses	2,022	166	18,610	1,456	7,231
Net Investment Income (Loss)	7,323	1,720	11,060	1,234	1,814
Realized Gain (Loss):
Investments Sold	19,566	161	321,890	33,174	97,626
Foreign Currency Transactions	263	—	(85)	—	—
Futures Contracts	1,981	2,182	—	103	—
Swap Agreements	(89)	(56)	—	—	—
Net Realized Gain (Loss)	21,721	2,287	321,805	33,277	97,626
Change in Unrealized Appreciation (Depreciation):
Investments	23,703	(625)	402,599	762	46,261
Foreign Currency Exchange Contracts and Translations	174	—	2	—	—
Futures Contracts	160	462	—	—	—
Securities Sold Short	—	36	—	—	—
Swap Agreements	475	95	—	—	—
Net Change in Unrealized Appreciation (Depreciation)	24,512	(32)	402,601	762	46,261
Total Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	46,233	2,255	724,406	34,039	143,887
Net Increase (Decrease) in Net Assets Resulting from Operations	$53,556	$3,975	$735,466	$35,273	$145,701

†	Net of $35, $382 and $53 Foreign Withholding Tax for the Balanced, Mid Cap Growth and U.S. Small Cap Value Portfolios, respectively.
@	Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

September 30, 2007

Statements of Operations

For the Year Ended September 30, 2007

		Core	Core Plus
		Fixed	Fixed		Intermediate
	Value	Income	Income	High Yield	Duration
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
	(000)	(000)	(000)	(000)	(000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers†	$13,976	$31	$681	$1	$7
Interest from Securities of Unaffiliated Issuers	676	15,550	139,126	17,287	7,291
Interest from Security of Affiliated Issuer	373	1,095	6,494	194	407
Total Investment Income	15,025	16,676	146,301	17,482	7,705
Expenses:
Investment Advisory Fees (Note B)	2,970	1,175	8,675	896	549
Administration Fees (Note C)	475	251	2,113	171	117
Custodian Fees (Note E)	40	21	95	22	14
Shareholder Reporting Fees	57	85	364	114	31
Professional Fees	47	38	137	48	30
Shareholder Servicing Fees — Investment Class Shares (Note D)	121	—	216	@—	207
Shareholder Servicing Fees — Adviser Class Shares (Note D)	521	26	318	14	@—
Transfer Agency Fees	20	8	26	15	6
Trustees’ Fees and Expenses	14	6	62	8	3
Proxy Fees	48	73	156	137	3
Registration Fees	44	39	78	33	32
Other Expenses	22	15	90	11	12
Total Expenses	4,379	1,737	12,330	1,469	1,004
Waiver of Investment Advisory Fees (Note B)	—	(141)	—	—	—
Rebate from Morgan Stanley Affiliated Cash Sweep (Note F)	(7)	(22)	(129)	(4)	(8)
Expense Offset (Note E)	@—	(3)	(27)	(4)	(2)
Net Expenses	4,372	1,571	12,174	1,461	994
Net Investment Income (Loss)	10,653	15,105	134,127	16,021	6,711
Realized Gain (Loss):
Investments Sold	30,107	1,763	27,762	3,503	(209)
Foreign Currency Transactions	—	—	(683)	310	—
Futures Contracts	—	548	(582)	132	845
Swap Agreements	—	(571)	379	(516)	(375)
Net Realized Gain (Loss)	30,107	1,740	26,876	3,429	261
Change in Unrealized Appreciation (Depreciation):
Investments	20,120	(3,301)	(52,924)	(4,252)	(678)
Foreign Currency Exchange Contracts and Translations	—	—	(1,095)	(161)	—
Futures Contracts	—	(793)	1,448	256	(63)
Swap Agreements	—	1,896	13,376	595	722
Net Change in Unrealized Appreciation (Depreciation)	20,120	(2,198)	(39,195)	(3,562)	(19)
Total Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	50,227	(458)	(12,319)	(133)	242
Net Increase (Decrease) in Net Assets Resulting from Operations	$60,880	$14,647	$121,808	$15,888	$6,953

†	Net of $ @— Foreign Withholding Tax for the Core Plus Fixed Income Portfolio.
@	Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

September 30, 2007

Statements of Operations

For the Year Ended September 30, 2007

				Long
		Investment		Duration
	International	Grade Fixed	Limited	Fixed
	Fixed Income	Income	Duration	Income	Municipal
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
	(000)	(000)	(000)	(000)	(000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers†	$ @—	$75	$19	$—	$1,797
Interest from Securities of Unaffiliated Issuers	6,501	26,053	56,243	1,336	31,431
Interest from Security of Affiliated Issuer	173	1,052	1,317	9	269
Total Investment Income	6,674	27,180	57,579	1,345	33,497
Expenses:
Investment Advisory Fees (Note B)	768	1,944	3,202	96	2,924
Administration Fees (Note C)	164	414	854	21	623
Custodian Fees (Note E)	53	27	27	11	34
Shareholder Reporting Fees	59	83	235	39	117
Professional Fees	42	44	68	37	56
Shareholder Servicing Fees — Adviser Class Shares (Note D)	@—	2	@—	1	@—
Transfer Agency Fees	7	11	6	6	9
Trustees’ Fees and Expenses	4	12	17	1	13
Proxy Fees	90	30	233	@—	21
Registration Fees	38	36	114	23	82
Other Expenses	10	21	44	7	33
Total Expenses	1,235	2,624	4,800	242	3,912
Waiver of Investment Advisory Fees (Note B)	—	—	—	(96)	(9)
Expenses Reimbursed by the Adviser (Note B)	—	—	—	(14)	—
Waiver of Shareholder Servicing Fees - Adviser Class Shares (Note D)	—	(1)	—	—	—
Rebate from Morgan Stanley Affiliated Cash Sweep (Note F)	(3)	(21)	(26)	@—	(6)
Expense Offset (Note E)	@—	(5)	(12)	(2)	(6)
Net Expenses	1,232	2,597	4,762	130	3,891
Net Investment Income (Loss)	5,442	24,583	52,817	1,215	29,606
Realized Gain (Loss):
Investments Sold	386	1,833	(1,921)	212	3,203
Foreign Currency Transactions	2,813	—	—	—	—
Futures Contracts	97	939	1,318	(198)	5,025
Swap Agreements	—	(41)	(2,358)	(118)	5,791
Net Realized Gain (Loss)	3,296	2,731	(2,961)	(104)	14,019
Change in Unrealized Appreciation (Depreciation):
Investments	7,571	(4,036)	(10,476)	(594)	(8,940)
Foreign Currency Exchange Contracts and Translations	1,348	—	—	—	—
Futures Contracts	(24)	(1,450)	1,948	16	(5,760)
Securities Sold Short	—	—	—	—	105
Swap Agreements	—	2,866	3,258	229	1,217
Net Change in Unrealized Appreciation (Depreciation)	8,895	(2,620)	(5,270)	(349)	(13,378)
Total Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	12,191	111	(8,231)	(453)	641
Net Increase (Decrease) in Net Assets Resulting from Operations	$17,633	$24,694	$44,586	$762	$30,247

†	Net of $3 Foreign Withholding Tax for the International Fixed Income Portfolio.
@	Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

September 30, 2007

Statements of Changes in Net Assets

	Balanced Portfolio		Equities Plus Portfolio		Mid Cap Growth Portfolio
	Year Ended	Year Ended	Year Ended	Period Ended	Year Ended	Year Ended
	September 30, 2007	September 30, 2006	September 30, 2007	September 30, 2006^	September 30, 2007	September 30, 2006
	(000)	(000)	(000)	(000)	(000)	(000)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$7,323	$5,769	$1,720	$535	$11,060	$4,667
Net Realized Gain (Loss)	21,721	24,876	2,287	(308)	321,805	150,838
Net Change in Unrealized Appreciation (Depreciation)	24,512	(7,443)	(32)	562	402,601	(34,400)
Net Increase (Decrease) in Net Assets Resulting from Operations	53,556	23,202	3,975	789	735,466	121,105
Distributions from and/or in Excess of:
Institutional Class:
Net Investment Income	(5,256)	(5,898)	(1,664)	(147)	(4,826)	—
Net Realized Gain	—	—	(919)	—	—	—
Investment Class:
Net Investment Income	(79)	(86)	—	—	—	—
Adviser Class:
Net Investment Income	(570)	(761)	(31)	(3)	(2,109)	—
Net Realized Gain	—	—	(18)	—	—	—
Total Distributions	(5,905)	(6,745)	(2,632)	(150)	(6,935)	—
Capital Share Transactions:(1)
Institutional Class:
Subscribed	77,419	91,029	1,548	25,465	481,835	493,188
Distributions Reinvested	5,249	5,886	119	—	4,628	—
Redeemed	(70,685)	(91,232)	(1,369)	—	(215,062)	(303,382)
Investment Class:
Subscribed	227	216	—	—	—	—
Distributions Reinvested	79	86	—	—	—	—
Redeemed	—	(127)	—	—	—	—
Adviser Class:
Subscribed	3,482	5,388	@—	500	530,183	459,373
Distributions Reinvested	570	762	—	—	2,084	—
Redeemed	(14,546)	(9,038)	@—	—	(386,812)	(440,176)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	1,795	2,970	298	25,965	416,856	209,003
Redemption Fees	@—	@—	—	—	29	19
Total Increase (Decrease) in Net Assets	49,446	19,427	1,641	26,604	1,145,416	330,127
Net Assets:
Beginning of Period	297,726	278,299	26,604	—	2,022,006	1,691,879
End of Period	$347,172	$297,726	$28,245	$26,604	$3,167,422	$2,022,006
Undistributed (Distributions in Excess of) Net Investment Income Included in End of Period Net Assets	$2,365	$1,510	$503	$417	$8,678	$4,640

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

September 30, 2007

Statements of Changes in Net Assets (cont’d)

		Balanced Portfolio		Equities Plus Portfolio		Mid Cap Growth Portfolio
		Year Ended	Year Ended	Year Ended	Period Ended	Year Ended	Year Ended
		September	September	September	September	September	September
		30, 2007	30, 2006	30, 2007	30, 2006^	30, 2007	30, 2006
		(000)	(000)	(000)	(000)	(000)	(000)
(1)	Capital Share Transactions:
	Institutional Class:
	Shares Subscribed	5,641	7,514	147	2,552	16,515	19,562
	Shares Issued on Distributions Reinvested	396	484	12	—	170	—
	Shares Redeemed	(5,202)	(7,485)	(129)	—	(7,503)	(11,916)
	Net Increase (Decrease) in Institutional Class Shares Outstanding	835	513	30	2,552	9,182	7,646
	Investment Class:
	Shares Subscribed	17	18	—	—	—	—
	Shares Issued on Distributions Reinvested	6	7	—	—	—	—
	Shares Redeemed	—	(10)	—	—	—	—
	Net Increase (Decrease) in Investment Class Shares Outstanding	23	15	—	—	—	—
	Adviser Class:
	Shares Subscribed	257	442	@—	50	18,457	18,713
	Shares Issued on Distributions Reinvested	43	63	—	—	79	—
	Shares Redeemed	(1,098)	(756)	@—	—	(13,766)	(17,884)
	Net Increase (Decrease) in Adviser Class Shares Outstanding	(798)	(251)	—	50	4,770	829

^	Equities Plus Portfolio commenced operations on April 26, 2006.
@	Amount/Shares is less than 500.

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

September 30, 2007

Statements of Changes in Net Assets

	U.S. Mid Cap Value Portfolio		U.S. Small Cap Value Portfolio		Value Portfolio
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September	September	September	September	September	September
	30, 2007	30, 2006	30, 2007	30, 2006	30, 2007	30, 2006
	(000)	(000)	(000)	(000)	(000)	(000)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$1,234	$967	$1,814	$2,382	$10,653	$14,992
Net Realized Gain (Loss)	33,277	22,333	97,626	70,110	30,107	150,265
Net Change in Unrealized Appreciation (Depreciation)	762	(4,622)	46,261	24,779	20,120	(54,946)
Net Increase (Decrease) in Net Assets Resulting from Operations	35,273	18,678	145,701	97,271	60,880	110,311
Distributions from and/or in Excess of:
Institutional Class:
Net Investment Income	(909)	(935)	(2,134)	(4,962)	(6,009)	(6,240)
Net Realized Gain	—	—	(78,066)	(32,618)	(28,754)	(21,707)
Investment Class:
Net Investment Income	(15)	(36)	—	—	(1,395)	(1,159)
Net Realized Gain	—	—	—	—	(7,060)	(4,260)
Adviser Class:
Net Investment Income	(68)	(106)	(17)	(105)	(3,507)	(13,749)
Net Realized Gain	—	—	(2,990)	(1,102)	(18,579)	(79,388)
Total Distributions	(992)	(1,077)	(83,207)	(38,787)	(65,304)	(126,503)
Capital Share Transactions:(1)
Institutional Class:
Subscribed	31,116	35,071	96,672	423,362	52,456	60,716
Distributions Reinvested	871	903	79,964	37,251	29,227	23,658
Redeemed	(28,642)	(60,948)	(142,380)	(156,849)	(101,463)	(83,459)
Investment Class:
Subscribed	781	1,871	—	—	21,832	11,824
Distributed Reinvested	14	35	—	—	8,455	5,419
Redeemed	(420)	(5,609)	—	—	(12,859)	(11,982)
Adviser Class:
Subscribed	6,308	5,771	35,582	5,575	28,458	47,095
Distributions Reinvested	67	104	3,006	1,207	21,997	93,062
Redeemed	(5,194)	(20,701)	(8,277)	(7,929)	(36,838)	(1,033,702)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	4,901	(43,503)	64,567	302,617	11,265	(887,369)
Redemption Fees	1	1	16	4	4	8
Total Increase (Decrease) in Net Assets	39,183	(25,901)	127,077	361,105	6,845	(903,553)
Net Assets:
Beginning of Period	133,737	159,638	742,636	381,531	561,383	1,464,936
End of Period	$172,920	$133,737	$869,713	$742,636	$568,228	$561,383
Undistributed (Distributions in Excess of) Net Investment Income Included in End of Period Net Assets	$932	$690	$1,241	$1,936	$3,298	$3,556

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

September 30, 2007

Statements of Changes in Net Assets (cont’d)

		U.S. Mid Cap Value		U.S. Small Cap Value		Value
		Portfolio		Portfolio		Portfolio
		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
		September	September	September	September	September	September
		30, 2007	30, 2006	30, 2007	30, 2006	30, 2007	30, 2006
		(000)	(000)	(000)	(000)	(000)	(000)
(1)	Capital Share Transactions:
	Institutional Class:
	Shares Subscribed	917	1,292	3,507	17,434	2,850	3,403
	Shares Issued on Distributions Reinvested	27	34	3,048	1,576	1,636	1,362
	Shares Redeemed	(842)	(2,264)	(5,128)	(6,266)	(5,481)	(4,706)
	Net Increase (Decrease) in Institutional Class Shares Outstanding	102	(938)	1,427	12,744	(995)	59
	Investment Class:
	Shares Subscribed	23	72	—	—	1,167	663
	Shares Issued on Distributions Reinvested	1	1	—	—	472	312
	Shares Redeemed	(12)	(204)	—	—	(701)	(678)
	Net Increase (Decrease) in Investment Class Shares Outstanding	12	(131)	—	—	938	297
	Adviser Class:
	Shares Subscribed	186	216	1,294	221	1,535	2,627
	Shares Issued on Distributions Reinvested	2	4	115	51	1,232	5,371
	Shares Redeemed	(155)	(784)	(298)	(324)	(1,998)	(60,250)
	Net Increase (Decrease) in Adviser Class Shares Outstanding	33	(564)	1,111	(52)	769	(52,252)

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

September 30, 2007

Statements of Changes in Net Assets

	Core Fixed		Core Plus Fixed		High Yield
	Income Portfolio		Income Portfolio		Portfolio
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September	September	September	September	September	September
	30, 2007	30, 2006	30, 2007	30, 2006	30, 2007	30, 2006
	(000)	(000)	(000)	(000)	(000)	(000)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$15,105	$8,949	$134,127	$106,191	$16,021	$16,593
Net Realized Gain (Loss)	1,740	1,483	26,876	13,012	3,429	(4,637)
Net Change in Unrealized Appreciation (Depreciation)	(2,198)	(156)	(39,195)	(19,741)	(3,562)	1,683
Net Increase (Decrease) in Net Assets Resulting from Operations	14,647	10,276	121,808	99,462	15,888	13,639
Distributions from and/or in Excess of:
Institutional Class:
Net Investment Income	(14,770)	(11,417)	(133,961)	(115,657)	(16,292)	(16,732)
Net Realized Gain	—	(2,265)	—	—	—	—
Investment Class:
Net Investment Income	—	—	(7,932)	(15,864)	—	(20)
Adviser Class:
Net Investment Income	(485)	(486)	(6,885)	(6,254)	(336)	(408)
Net Realized Gain	—	(102)	—	—	—	—
Total Distributions	(15,255)	(14,270)	(148,778)	(137,775)	(16,628)	(17,160)
Capital Share Transactions:(1)
Institutional Class:
Subscribed	41,762	130,146	438,720	502,531	20,986	95,830
Distributions Reinvested	14,751	13,660	122,810	106,805	15,674	16,107
Redeemed	(47,805)	(60,428)	(484,513)	(371,452)	(68,050)	(78,251)
Investment Class**:
Subscribed	—	—	11,086	100,710	—	3,434
Distributions Reinvested	—	—	7,922	15,855	—	20
Redeemed	—	—	(9,737)	(273,854)	(897)	(3,788)
Adviser Class:
Subscribed	4,246	1,860	28,336	28,690	9,539	4,975
Distributions Reinvested	485	588	6,837	6,189	289	377
Redeemed	(2,725)	(2,327)	(22,769)	(19,359)	(5,294)	(7,155)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	10,714	83,499	98,692	96,115	(27,753)	31,549
Redemption Fees	1	@—	@—	6	1	@—
Total Increase (Decrease) in Net Assets	10,107	79,505	71,722	57,808	(28,492)	28,028
Net Assets:
Beginning of Period	309,809	230,304	2,583,725	2,525,917	231,449	203,421
End of Period	$319,916	$309,809	$2,655,447	$2,583,725	$202,957	$231,449
Undistributed (Distributions in Excess of) Net Investment Income Included in End of Period Net Assets	$3,412	$3,665	$7,928	$34,506	$4,499	$4,746

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

September 30, 2007

Statements of Changes in Net Assets (cont’d)

		Core Fixed		Core Plus Fixed		High Yield
		Income Portfolio		Income Portfolio		Portfolio
		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
		September	September	September	September	September	September
		30, 2007	30, 2006	30, 2007	30, 2006	30, 2007	30, 2006
		(000)	(000)	(000)	(000)	(000)	(000)
(1)	Capital Share Transactions†:
	Institutional Class:
	Shares Subscribed	3,916	12,248	38,659	44,104	1,969	9,113
	Shares Issued on Distributions Reinvested	1,388	1,277	10,875	9,394	1,496	1,550
	Shares Redeemed	(4,477)	(5,614)	(42,714)	(32,539)	(6,427)	(7,472)
	Net Increase (Decrease) in Institutional Class Shares Outstanding	827	7,911	6,820	20,959	(2,962)	3,191
	Investment Class**:
	Shares Subscribed	—	—	965	8,779	—	325
	Shares Issued on Distributions Reinvested	—	—	701	1,391	—	2
	Shares Redeemed	—	—	(858)	(24,341)	(83)	(353)
	Net Increase (Decrease) in Investment Class Shares Outstanding	—	—	808	(14,171)	(83)	(26)
	Adviser Class:
	Shares Subscribed	400	174	2,496	2,508	906	471
	Shares Issued on Distributions Reinvested	46	55	606	545	28	36
	Shares Redeemed	(257)	(217)	(2,011)	(1,698)	(495)	(680)
	Net Increase (Decrease) in Adviser Class Shares Outstanding	189	12	1,091	1,355	439	(173)

**	On October 3, 2006, the Investment Class for the High Yield Portfolio was fully liquidated, however, this Class is still active.
@	Amount is less than $500.
†	Capital share transactions prior to November 13, 2006 for the High Yield Portfolio have been restated to reflect the effect of a reverse stock split as described in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

September 30, 2007

Statements of Changes in Net Assets

	Intermediate Duration		International Fixed Income		Investment Grade Fixed
	Portfolio		Portfolio		Income Portfolio
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September	September	September	September	September	September
	30, 2007	30, 2006	30, 2007	30, 2006	30, 2007	30, 2006
	(000)	(000)	(000)	(000)	(000)	(000)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$6,711	$10,730	$5,442	$3,120	$24,583	$18,318
Net Realized Gain (Loss)	261	(6,969)	3,296	2,075	2,731	4,974
Net Change in Unrealized Appreciation (Depreciation)	(19)	976	8,895	(3,592)	(2,620)	(4,464)
Net Increase (Decrease) in Net Assets Resulting from Operations	6,953	4,737	17,633	1,603	24,694	18,828
Distributions from and/or in Excess of:
Institutional Class:
Net Investment Income	(404)	(349)	(4,284)	(6,814)	(27,708)	(24,331)
Net Realized Gain	—	—	(929)	(680)	—	(2,329)
Investment Class:
Net Investment Income	(6,675)	(10,127)	—	—	—	—
Adviser Class#:
Net Investment Income	—	—	—	—	(36)	(54)
Net Realized Gain	—	—	—	—	—	(5)
Total Distributions	(7,079)	(10,476)	(5,213)	(7,494)	(27,744)	(26,719)
Capital Share Transactions:(1)
Institutional Class:
Subscribed	32	1,777	49,671	96,944	107,207	155,208
Distributions Reinvested	344	292	4,988	7,288	26,867	25,701
Redeemed	(2,166)	(2,575)	(49,334)	(60,593)	(137,208)	(146,904)
Investment Class:
Subscribed	10,912	100,709	—	—	—	—
Distributions Reinvested	6,675	10,127	—	—	—	—
Redeemed	(7,938)	(273,807)	—	—	—	—
Adviser Class#:
Subscribed	118	—	1,224	—	560	30
Distributions Reinvested	—	—	—	—	34	54
Redeemed	—	—	—	—	(190)	(464)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	7,977	(163,477)	6,549	43,639	(2,730)	33,625
Redemption Fees	—	—	—	—	3	@—
Total Increase (Decrease) in Net Assets	7,851	(169,216)	18,969	37,748	(5,777)	25,734
Net Assets:
Beginning of Period	145,021	314,237	195,659	157,911	526,458	500,724
End of Period	$152,872	$145,021	$214,628	$195,659	$520,681	$526,458
Undistributed (Distributions in Excess of) Net Investment Income (Loss) Included in End of Period Net Assets	$931	$1,693	$3,878	$(191)	$4,881	$7,208

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

September 30, 2007

Statements of Changes in Net Assets (cont’d)

		Intermediate Duration		International Fixed Income		Investment Grade Fixed
		Portfolio		Portfolio		Income Portfolio
		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
		September	September	September	September	September	September
		30, 2007	30, 2006	30, 2007	30, 2006	30, 2007	30, 2006
		(000)	(000)	(000)	(000)	(000)	(000)
(1)	Capital Share Transactions:
	Institutional Class:
	Shares Subscribed	3	175	4,809	9,441	9,721	13,985
	Shares Issued on Distributions Reinvested	34	29	483	727	2,443	2,314
	Shares Redeemed	(214)	(255)	(4,752)	(5,863)	(12,398)	(13,186)
	Net Increase (Decrease) in Institutional Class Shares Outstanding	(177)	(51)	540	4,305	(234)	3,113
	Investment Class:
	Shares Subscribed	1,086	9,961	—	—	—	—
	Shares Issued on Distributions Reinvested	664	1,006	—	—	—	—
	Shares Redeemed	(791)	(27,436)	—	—	—	—
	Net Increase (Decrease) in Investment Class Shares Outstanding	959	(16,469)	—	—	—	—
	Adviser Class#:
	Shares Subscribed	12	—	112	—	50	3
	Shares Issued on Distributions Reinvested	—	—	—	—	3	5
	Shares Redeemed	—	—	—	—	(17)	(43)
	Net Increase (Decrease) in Adviser Class Shares Outstanding	12	—	112	—	36	(35)

#	The Intermediate Duration and International Fixed Income Portfolios’ Adviser Class commenced operations on September 28, 2007.
@	Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

September 30, 2007

Statements of Changes in Net Assets

			Long Duration
	Limited Duration		Fixed Income		Municipal
	Portfolio		Portfolio		Portfolio
	Year Ended	Year Ended	Year Ended	Period Ended	Year Ended	Year Ended
	September	September	September	September	September	September
	30, 2007	30, 2006	30, 2007	30, 2006^	30, 2007	30, 2006
	(000)	(000)	(000)	(000)	(000)	(000)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$52,817	$45,797	$1,215	$225	$29,606	$17,908
Net Realized Gain (Loss)	(2,961)	(6,573)	(104)	(2)	14,019	4,008
Net Change in Unrealized Appreciation (Depreciation)	(5,270)	4,691	(349)	978	(13,378)	9,926
Net Increase (Decrease) in Net Assets Resulting from Operations	44,586	43,915	762	1,201	30,247	31,842
Distributions from and/or in Excess of:
Institutional Class:
Net Investment Income	(54,837)	(44,031)	(1,050)	—	(31,533)	(21,892)
Net Realized Gain	—	—	(79)	—	—	—
Adviser Class#:
Net Investment Income	—	—	(20)	—	@—	—
Net Realized Gain	—	—	(1)	—	—	—
Total Distributions	(54,837)	(44,031)	(1,150)	—	(31,533)	(21,892)
Capital Share Transactions:(1)
Institutional Class:
Subscribed	133,490	359,275	@—	24,500	387,749	260,411
Distributions Reinvested	54,830	43,998	—	—	30,637	20,925
Redeemed	(197,885)	(395,146)	@—	—	(142,622)	(138,164)
Adviser Class#:
Subscribed	1,020	—	—	500	9,935	—
Distributions Reinvested	@—	@—	@—	@—	@—	@—
Redeemed	@—	@—	@—	@—	@—	@—
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(8,545)	8,127	—	25,000	285,699	143,172
Redemption Fees	@—	—	—	—	3	1
Total Increase (Decrease) in Net Assets	(18,796)	8,011	(388)	26,201	284,416	153,123
Net Assets:
Beginning of Period	1,077,967	1,069,956	26,201	—	662,162	509,039
End of Period	$1,059,171	$1,077,967	$25,813	$26,201	$946,578	$662,162
Undistributed (Distributions in Excess of) Net Investment Income Included in End of Period Net Assets	$5,916	$8,572	$367	$225	$3,448	$2,523

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

September 30, 2007

Statements of Changes in Net Assets (cont’d)

				Long Duration
		Limited Duration		Fixed Income		Municipal
		Portfolio		Portfolio		Portfolio
		Year Ended	Year Ended	Year Ended	Period Ended	Year Ended	Year Ended
		September	September	September	September	September	September
		30, 2007	30, 2006	30, 2007	30, 2006^	30, 2007	30, 2006
		(000)	(000)	(000)	(000)	(000)	(000)
(1)	Capital Share Transactions:
	Institutional Class:
	Shares Subscribed	12,988	34,896	@—	2,450	30,350	20,547
	Shares Issued on Distributions Reinvested	5,344	4,282	—	—	2,397	1,655
	Shares Redeemed	(19,255)	(38,408)	@—	—	(11,154)	(10,913)
	Net Increase (Decrease) in Institutional Class Shares Outstanding	(923)	770	@—	2,450	21,593	11,289
	Adviser Class#:
	Shares Subscribed	100	—	—	50	776	—
	Shares Issued on Distributions Reinvested	—	—	—	—	@—	—
	Shares Redeemed	—	—	—	—	@—	—
	Net Increase (Decrease) in Adviser Class Shares Outstanding	100	—	—	50	776	—

^	The Long Duration Fixed Income Portfolio commenced operations on July 21, 2006.
#	The Limited Duration and Municipal Portfolios’ Adviser Class commenced operations on September 28, 2007 and June 20, 2007, respectively.
@	Amount/Shares is less than $500.

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

September 30, 2007

Statements of Cash Flows

For the Year Ended September 30, 2007

			Core	Core Plus
		Equities	Fixed	Fixed
	Balanced	Plus	Income	Income
	Portfolio	Portfolio	Portfolio	Portfolio
	(000)	(000)	(000)	(000)
Cash Flows From Operating Activities:
Proceeds from Sales and Maturities of Investments	$136,542	$13,372	$203,196	$2,231,414
Purchases of Investments	(128,444)	(13,440)	(262,095)	(2,636,387)
Proceeds from Sales of Delayed Delivery Commitments	42,386	—	75,951	1,100,975
Purchases of Delayed Delivery Commitments	(32,494)	—	(33,960)	(724,894)
Proceeds from Delayed Delivery Commitments Sold Short	—	96,377	—	—
Close-out of Delayed Delivery Commitments Sold Short	—	(96,281)	—	—
Net (Increase) Decrease in Short-Term Investments	(22,369)	(1,519)	6,587	(53,373)
Net (Increase) Decrease in Foreign Currency Holdings	(688)	—	—	—
Net Realized Gain (Loss) on Foreign Currency Transactions	263	—	—	(683)
Net Realized Gain (Loss) on Futures Contracts	1,981	2,182	548	(582)
Net Realized Gain (Loss) on Swap Agreements	(89)	(56)	(571)	379
Net Investment Income	7,323	1,720	15,105	134,127
Adjustments to Reconcile Net Investment Income to Net Cash Provided by Operating Activities:
Net (Increase) Decrease in Receivables Related to Operations	(250)	(64)	(493)	(3,771)
Net Increase (Decrease) in Payables Related to Operations	87	50	49	212
Accretion/Amortization of Discounts and Premiums	70	(1)	(36)	767
Net Cash Provided (Used) in Operating Activities	4,318	2,340	4,281	48,184
Cash Flows from Financing Activities:
Proceeds from Portfolio Shares Sold	79,774	1,548	45,724	473,412
Payment on Portfolio Shares Redeemed	(84,151)	(1,369)	(50,321)	(511,472)
Cash Dividends and Distributions Paid	(7)	(2,513)	(19)	(11,209)
Net Cash Provided (Used) by Financing Activities	(4,384)	(2,334)	(4,616)	(49,269)
Net Increase (Decrease) in Cash	(66)	6	(335)	(1,085)
Cash at Beginning of Period	83	1	341	1,561
Cash at End of Period	$17	$7	$6	$476

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

September 30, 2007

Statements of Cash Flows

For the Year Ended September 30, 2007

		Investment
	Intermediate	Grade Fixed	Limited
	Duration	Income	Duration
	Portfolio	Portfolio	Portfolio
	(000)	(000)	(000)
Cash Flows From Operating Activities:
Proceeds from Sales and Maturities of Investments	$78,975	$396,273	$508,830
Purchases of Investments	(71,855)	(439,767)	(450,412)
Proceeds from Sales of Delayed Delivery Commitments	45,856	209,172	118,604
Purchases of Delayed Delivery Commitments	(47,975)	(148,466)	(130,080)
Net (Increase) Decrease in Short-Term Investments	(13,321)	(12,796)	(36,869)
Net Realized Gain (Loss) on Futures Contracts	845	939	1,318
Net Realized Gain (Loss) on Swap Agreements	(375)	(41)	(2,358)
Net Investment Income	6,711	24,583	52,817
Adjustments to Reconcile Net Investment Income to Net Cash Provided by Operating Activities:
Net (Increase) Decrease in Receivables Related to Operations	32	(571)	428
Net Increase (Decrease) in Payables Related to Operations	33	27	20
Accretion/Amortization of Discounts and Premiums	50	(15)	923
Net Cash Provided (Used) in Operating Activities	(1,024)	29,338	63,221
Cash Flows from Financing Activities:
Proceeds from Portfolio Shares Sold	11,062	107,405	134,387
Payment on Portfolio Shares Redeemed	(9,989)	(136,480)	(198,008)
Cash Dividends and Distributions Paid	(60)	(843)	(7)
Net Cash Provided (Used) by Financing Activities	1,013	(29,918)	(63,628)
Net Increase (Decrease) in Cash	(11)	(580)	(407)
Cash at Beginning of Period	133	591	625
Cash at End of Period	$122	$11	$218

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

September 30, 2007

Financial Highlights

Balanced Portfolio

	Institutional Class
	Year Ended September 30,
Selected Per Share Data and Ratios	2007		2006	2005	2004	2003
Net Asset Value, Beginning of Period	$12.63		$11.95	$10.90	$10.15	$8.78
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.32		0.25	0.24	0.18	0.21
Net Realized and Unrealized Gain (Loss) on Investments	2.00		0.72	1.09	0.78	1.47
Total from Investment Operations	2.32		0.97	1.33	0.96	1.68
Distributions from and/or in Excess of:
Net Investment Income	(0.26)		(0.29)	(0.28)	(0.21)	(0.31)
Redemption Fees	0.00	††	0.00 ††	—	—	—
Net Asset Value, End of Period	$14.69		$12.63	$11.95	$10.90	$10.15
Total Return+	18.57%		8.21%	12.33%	9.49%	19.48%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$310,886		$256,754	$236,730	$203,889	$262,960
Ratio of Expenses to Average Net Assets	0.61	%++	0.60%	0.62%	0.62%	0.60%
Ratio of Net Investment Income (Loss) to Average Net Assets	2.35	%++	2.02%	2.11%	1.67%	2.17%
Portfolio Turnover Rate#	60%		71%	111%	208%	84%

	Investment Class
	Year Ended September 30,
Selected Per Share Data and Ratios	2007		2006	2005	2004	2003
Net Asset Value, Beginning of Period	$12.61		$11.93	$10.89	$10.13	$8.76
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.30		0.23	0.22	0.17	0.18
Net Realized and Unrealized Gain (Loss) on Investments	2.00		0.72	1.08	0.78	1.48
Total from Investment Operations	2.30		0.95	1.30	0.95	1.66
Distributions from and/or in Excess of:
Net Investment Income	(0.24)		(0.27)	(0.26)	(0.19)	(0.29)
Redemption Fees	0.00	††	0.00 ††	—	—	—
Net Asset Value, End of Period	$14.67		$12.61	$11.93	$10.89	$10.13
Total Return+	18.43%		8.07%	12.09%	9.43%	19.28%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$5,103		$4,102	$3,706	$3,117	$8,209
Ratio of Expenses to Average Net Assets	0.76	%++	0.75%	0.77%	0.77%	0.75%
Ratio of Net Investment Income (Loss) to Average Net Assets	2.21	%++	1.87%	1.95%	1.59%	2.02%
Portfolio Turnover Rate#	60%		71%	111%	208%	84%

†                       Per share amount is based on average shares outstanding.

††                 Amount is less than $0.005 per share.

+                      Calculated based on the net asset value as of the last business day of the period.

++               Reflects rebate of certain Portfolio’s expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. The impact of the rebate was less than 0.005%.

#                      The Portfolio’s turnover rate is calculated by dividing the lesser of purchases and sales of securities for a fiscal year by the average monthly value of portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. The Portfolio turnover rate reflects mortgage pool forward commitments as purchases and sales, which was not the case prior to the year ended September 30, 2004. The inclusion of such securities caused the reported turnover rate to be higher during the period than in previous fiscal years.

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

September 30, 2007

Financial Highlights

Balanced Portfolio

	Adviser Class
	Year Ended September 30,
Selected Per Share Data and Ratios	2007		2006	2005	2004	2003
Net Asset Value, Beginning of Period	$12.61		$11.93	$10.88	$10.13	$8.77
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.29		0.22	0.22	0.15	0.18
Net Realized and Unrealized Gain (Loss) on Investments	1.98		0.72	1.08	0.78	1.46
Total from Investment Operations	2.27		0.94	1.30	0.93	1.64
Distributions from and/or in Excess of:
Net Investment Income	(0.22)		(0.26)	(0.25)	(0.18)	(0.28)
Redemption Fees	0.00	††	0.00 ††	—	—	—
Net Asset Value, End of Period	$14.66		$12.61	$11.93	$10.88	$10.13
Total Return+	18.23%		7.96%	12.05%	9.27%	19.12%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$31,183		$36,870	$37,863	$57,322	$59,254
Ratio of Expenses to Average Net Assets	0.87	%++	0.85%	0.87%	0.87%	0.85%
Ratio of Net Investment Income (Loss) to Average Net Assets	2.11	%++	1.77%	1.90%	1.42%	1.92%
Portfolio Turnover Rate#	60%		71%	111%	208%	84%

†                       Per share amount is based on average shares outstanding.

††                 Amount is less than $0.005 per share.

+                      Calculated based on the net asset value as of the last business day of the period.

++               Reflects rebate of certain Portfolio’s expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. The impact of the rebate was less than 0.005%.

#                      The Portfolio’s turnover rate is calculated by dividing the lesser of purchases and sales of securities for a fiscal year by the average monthly value of portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. The Portfolio turnover rate reflects mortgage pool forward commitments as purchases and sales, which was not the case prior to the year ended September 30, 2004. The inclusion of such securities caused the reported turnover rate to be higher during the period than in previous fiscal years.

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

September 30, 2007

Financial Highlights

Equities Plus Portfolio

	Institutional Class
		Period from
	Year Ended	April 26, 2006^
	September	to September
Selected Per Share Data and Ratios	30, 2007	30, 2006
Net Asset Value, Beginning of Period	$10.22	$10.00
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.65	0.21
Net Realized and Unrealized Gain (Loss) on Investments	0.87	0.07
Total from Investment Operations	1.52	0.28
Distributions from and/or in Excess of:
Net Investment Income	(0.65)	(0.06)
Net Realized Gain	(0.36)	—
Total from Investment Operations	(1.01)	(0.06)
Net Asset Value, End of Period	$10.73	$10.22
Total Return+	15.54%	2.93	%‡
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$27,709	$26,093
Ratio of Expenses to Average Net Assets (1)	0.60%++	0.60	%*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	6.23%++	4.97	%*
Portfolio Turnover Rate	47%	9	%‡

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	0.86	%++	1.06	%*
Net Investment Income (loss) to Average Net Assets	5.96	%++	4.53	%*

	Adviser Class
		Period from
	Year Ended	April 26, 2006^
	September	to September
Selected Per Share Data and Ratios	30, 2007	30, 2006
Net Asset Value, Beginning of Period	$10.22	$10.00
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.63	0.20
Net Realized and Unrealized Gain (Loss) on Investments	0.85	0.08
Total from Investment Operations	1.48	0.28
Distributions from and/or in Excess of:
Net Investment Income	(0.62)	(0.06)
Net Realized Gain	(0.36)	—
Total from Investment Operations	(0.98)	(0.06)
Net Asset Value, End of Period	$10.72	$10.22
Total Return+	15.26%	2.79	%‡
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$536	$511
Ratio of Expenses to Average Net Assets (2)	0.85%++	0.85	%*
Ratio of Net Investment Income (Loss) to Average Net Assets (2)	5.97%++	4.71	%*
Portfolio Turnover Rate	47%	9	%‡

(2) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.11	%++	1.31	%*
Net Investment Income (loss) to Average Net Assets	5.70	%++	4.26	%*

^                       Commencement of operations

†                       Per share amount is based on average shares outstanding.

+                      Calculated based on the net asset value as of the last business day of the period.

‡                       Not Annualized

++               Reflects rebate of certain Portfolio’s expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. The impact of the rebate was less than 0.005%.

*                      Annualized

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

September 30, 2007

Financial Highlights

Mid Cap Growth Portfolio

	Institutional Class
	Year Ended September 30,
Selected Per Share Data and Ratios	2007		2006	2005	2004	2003
Net Asset Value, Beginning of Period	$25.21		$23.54	$18.52	$15.42	$11.65
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.17		0.09	(0.03)	(0.04)	(0.05)
Net Realized and Unrealized Gain (Loss) on Investments	8.42		1.58	5.05	3.14	3.82
Total from Investment Operations	8.59		1.67	5.02	3.10	3.77
Distributions from and/or in Excess of:
Net Investment Income	(0.12)		—	—	—	—
Redemption Fees	0.00	††	0.00 ††	—	—	—
Net Asset Value, End of Period	$33.68		$25.21	$23.54	$18.52	$15.42
Total Return+	34.24%		7.05%^^	27.11%	20.10%	32.36%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,647,326		$1,001,395	$755,313	$589,479	$559,760
Ratio of Expenses to Average Net Assets	0.63	%++	0.63%	0.62%	0.63%	0.64%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.57	%++	0.37%	(0.12)%	(0.23)%	(0.37)%
Portfolio Turnover Rate	64%		65%	115%	147%	180%

	Adviser Class
	Year Ended September 30,
Selected Per Share Data and Ratios	2007		2006	2005	2004	2003
Net Asset Value, Beginning of Period	$24.54		$22.97	$18.12	$15.13	$11.45
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.09		0.03	(0.08)	(0.08)	(0.08)
Net Realized and Unrealized Gain (Loss) on Investments	8.20		1.54	4.93	3.07	3.76
Total from Investment Operations	8.29		1.57	4.85	2.99	3.68
Distributions from and/or in Excess of:
Net Investment Income	(0.05)		—	—	—	—
Redemption Fees	0.00	††	0.00††	—	—	—
Net Asset Value, End of Period	$32.78		$24.54	$22.97	$18.12	$15.13
Total Return+	33.89%		6.79%^^	26.77%	19.76%	32.14%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,520,096		$1,020,611	$936,566	$728,058	$531,571
Ratio of Expenses to Average Net Assets	0.88	%++	0.88%	0.87%	0.88%	0.89%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.31	%++	0.10%	(0.37)%	(0.48)%	(0.62)%
Portfolio Turnover Rate	64%		65%	115%	147%	180%

†                       Per share amount is based on average shares outstanding.

††                 Amount is less than $0.005 per share.

+                      Calculated based on the net asset value as of the last business day of the period.

++               Reflects rebate of certain Portfolio’s expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. The impact of the rebate was less than 0.005%.

^^                 The Adviser fully reimbursed the Portfolio for losses incurred resulting from the disposal of investments in violation of restrictions. The impact of this reimbursement is not reflected in the total return shown above. With this reimbursement, the total returns for the Institutional and Adviser Classes would have been 7.09% and 6.84%, respectively.

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

September 30, 2007

Financial Highlights

U.S. Mid Cap Value Portfolio

	Institutional Class
	Year Ended September 30,
Selected Per Share Data and Ratios	2007		2006	2005	2004	2003
Net Asset Value, Beginning of Period	$29.09		$25.65	$21.13	$18.07	$13.50
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.27		0.20	0.11	0.12	0.02
Net Realized and Unrealized Gain (Loss) on Investments	7.32		3.44	4.50	2.99	4.55
Total from Investment Operations	7.59		3.64	4.61	3.11	4.57
Distributions from and/or in Excess of:
Net Investment Income	(0.22)		(0.20)	(0.09)	(0.05)	—
Redemption Fees	0.00	††	0.00 ††	—	—	—
Net Asset Value, End of Period	$36.46		$29.09	$25.65	$21.13	$18.07
Total Return+	26.19%		14.27%	21.86%	17.23%	33.85%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$151,610		$118,005	$128,084	$246,694	$441,775
Ratio of Expenses to Average Net Assets	0.89	%++	0.90%	0.87%	0.90%	0.88%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.80	%++	0.74%	0.49%	0.57%	0.13%
Portfolio Turnover Rate	87%		66%	72%	146%	138%

	Investment Class
	Year Ended September 30,
Selected Per Share Data and Ratios	2007		2006	2005	2004	2003
Net Asset Value, Beginning of Period	$28.94		$25.51	$21.00	$17.95	$13.43
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.22		0.13	0.08	0.08	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments	7.27		3.46	4.47	2.99	4.53
Total from Investment Operations	7.49		3.59	4.55	3.07	4.52
Distributions from and/or in Excess of:
Net Investment Income	(0.16)		(0.16)	(0.04)	(0.02)	—
Redemption Fees	0.00	††	0.00 ††	—	—	—
Net Asset Value, End of Period	$36.27		$28.94	$25.51	$21.00	$17.95
Total Return+	26.01%		14.10%	21.67%	17.09%	33.66%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$3,649		$2,588	$5,611	$8,886	$13,004
Ratio of Expenses to Average Net Assets	1.04	%++	1.05%	1.02%	1.05%	1.03%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.66	%++	0.50%	0.33%	0.42%	(0.02)%
Portfolio Turnover Rate	87%		66%	72%	146%	138%

†                       Per share amount is based on average shares outstanding.

††                 Amount is less than $0.005 per share.

+                      Calculated based on the net asset value as of the last business day of the period.

++               Reflects rebate of certain Portfolio’s expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. The impact of the rebate was less than 0.005%.

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

September 30, 2007

Financial Highlights

U.S. Mid Cap Value Portfolio

	Adviser Class
	Year Ended September 30,
Selected Per Share Data and Ratios	2007		2006	2005	2004	2003
Net Asset Value, Beginning of Period	$28.94		$25.48	$20.99	$17.95	$13.44
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.19		0.13	0.04	0.07	(0.02)
Net Realized and Unrealized Gain (Loss) on Investments	7.28		3.43	4.47	2.97	4.53
Total from Investment Operations	7.47		3.56	4.51	3.04	4.51
Distributions from and/or in Excess of:
Net Investment Income	(0.15)		(0.10)	(0.02)	(0.00†† )	—
Redemption Fees	0.00	††	0.00 ††	—	—	—
Net Asset Value, End of Period	$36.26		$28.94	$25.48	$20.99	$17.95
Total Return+	25.87%		14.02%	21.52%	16.95%	33.56%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$17,661		$13,144	$25,943	$55,340	$84,733
Ratio of Expenses to Average Net Assets	1.14	%++	1.15%	1.12%	1.15%	1.13%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.56	%++	0.48%	0.18%	0.32%	(0.12)%
Portfolio Turnover Rate	87%		66%	72%	146%	138%

†	Per share amount is based on average shares outstanding.
††	Amount is less than $0.005 per share.
+	Calculated based on the net asset value as of the last business day of the period.
++

Reflects rebate of certain Portfolio’s expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. The impact of the rebate was less than 0.005%.

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

September 30, 2007

Financial Highlights

U.S. Small Cap Value Portfolio

	Institutional Class
	Year Ended September 30,
Selected Per Share Data and Ratios	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$26.22	$24.41	$22.26	$18.19	$14.04
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.06	0.09	0.30	0.04	0.03
Net Realized and Unrealized Gain (Loss) on Investments	4.89	3.04	3.93	4.06	4.18
Total from Investment Operations	4.95	3.13	4.23	4.10	4.21
Distributions from and/or in Excess of:
Net Investment Income	(0.08)	(0.17)	(0.01)	(0.03)	(0.06)
Net Realized Gain	(2.90)	(1.15)	(2.07)	—	—
Total Distributions	(2.98)	(1.32)	(2.08)	(0.03)	(0.06)
Redemption Fees	0.00 ††	0.00 ††	—	—	—
Net Asset Value, End of Period	$28.19	$26.22	$24.41	$22.26	$18.19
Total Return+	19.74%	13.42%	19.83%	22.57%	30.09%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$810,194	$716,208	$355,671	$382,898	$536,620
Ratio of Expenses to Average Net Assets	0.84%++	0.81%	0.82%	0.90%	0.89%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.23%++	0.35%	1.29%	0.18%	0.21%
Portfolio Turnover Rate	46%	51%	61%	104%	159%

	Adviser Class
	Year Ended September 30,
Selected Per Share Data and Ratios	2007		2006	2005	2004	2003
Net Asset Value, Beginning of Period	$26.09		$24.29	$22.20	$18.16	$14.01
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.00	††	0.02	0.24	(0.02)	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments	4.86		3.04	3.92	4.06	4.18
Total from Investment Operations	4.86		3.06	4.16	4.04	4.17
Distributions from and/or in Excess of:
Net Investment Income	(0.02)		(0.11)	—	—	(0.02)
Net Realized Gain	(2.90)		(1.15)	(2.07)	—	—
Total Distributions	(2.92)		(1.26)	(2.07)	—	(0.02)
Redemption Fees	0.00	††	0.00 ††	—	—	—
Net Asset Value, End of Period	$28.03		$26.09	$24.29	$22.20	$18.16
Total Return+	19.45%		13.13%	19.49%	22.30%	29.76%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$59,519		$26,428	$25,860	$22,530	$64,391
Ratio of Expenses to Average Net Assets	1.09	%++	1.06%	1.07%	1.15%	1.14%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.01	)%++	0.08%	1.06%	(0.07)%	(0.04)%
Portfolio Turnover Rate	46%		51%	61%	104%	159%

†	Per share amount is based on average shares outstanding.
††	Amount is less than $0.005 per share.
+	Calculated based on the net asset value as of the last business day of the period.
++

Reflects rebate of certain Portfolio’s expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. The impact of the rebate was less than 0.005%.

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

September 30, 2007

Financial Highlights

Value Portfolio

	Institutional Class
	Year Ended September 30,
Selected Per Share Data and Ratios	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$18.67	$17.89	$16.44	$13.64	$10.65
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.35	0.37	0.33	0.27	0.19
Net Realized and Unrealized Gain (Loss) on Investments	1.60	2.11	1.40	2.79	2.99
Total from Investment Operations	1.95	2.48	1.73	3.06	3.18
Distributions from and/or in Excess of:
Net Investment Income	(0.37)	(0.38)	(0.28)	(0.26)	(0.19)
Net Realized Gain	(1.79)	(1.32)	—	—	—
Total Distributions	(2.16)	(1.70)	(0.28)	(0.26)	(0.19)
Redemption Fees	0.00 ††	0.00 ††	—	—	—
Net Asset Value, End of Period	$18.46	$18.67	$17.89	$16.44	$13.64
Total Return+	10.95%	14.68%	10.55%	22.56%	30.19%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$285,533	$307,331	$293,426	$275,494	$363,636
Ratio of Expenses to Average Net Assets	0.63%++	0.65%	0.60%	0.63%	0.63%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.90%++	2.07%	1.88%	1.75%	1.57%
Portfolio Turnover Rate	28%	26%	38%	95%	65%

	Investment Class
	Year Ended September 30,
Selected Per Share Data and Ratios	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$18.69	$17.91	$16.46	$13.65	$10.65
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.32	0.34	0.31	0.25	0.17
Net Realized and Unrealized Gain (Loss) on Investments	1.61	2.11	1.39	2.79	3.00
Total from Investment Operations	1.93	2.45	1.70	3.04	3.17
Distributions from and/or in Excess of:
Net Investment Income	(0.34)	(0.35)	(0.25)	(0.23)	(0.17)
Net Realized Gain	(1.79)	(1.32)	—	—	—
Total Distributions	(2.13)	(1.67)	(0.25)	(0.23)	(0.17)
Redemption Fees	0.00 ††	0.00 ††	—	—	—
Net Asset Value, End of Period	$18.49	$18.69	$17.91	$16.46	$13.65
Total Return+	10.83%	14.48%	10.38%	22.37%	30.06%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$82,941	$66,334	$58,236	$38,742	$26,169
Ratio of Expenses to Average Net Assets	0.78%++	0.80%	0.75%	0.78%	0.78%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.75%++	1.92%	1.73%	1.60%	1.42%
Portfolio Turnover Rate	28%	26%	38%	95%	65%

†	Per share amount is based on average shares outstanding.
††	Amount is less than $0.005 per share.
+	Calculated based on the net asset value as of the last business day of the period.
++

Reflects rebate of certain Portfolio’s expenses in connection with the investments in Morgan Stanley Institutional Liquidity Government Portfolio — Institutional Class during the period. The impact of the rebate was less than 0.005%.

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

September 30, 2007

Financial Highlights

Value Portfolio

	Adviser Class
	Year Ended September 30,
Selected Per Share Data and Ratios	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$18.64	$17.86	$16.42	$13.62	$10.63
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.31	0.33	0.29	0.23	0.16
Net Realized and Unrealized Gain (Loss) on Investments	1.60	2.10	1.38	2.79	2.99
Total from Investment Operations	1.91	2.43	1.67	3.02	3.15
Distributions from and/or in Excess of:
Net Investment Income	(0.33)	(0.33)	(0.23)	(0.22)	(0.16)
Net Realized Gain	(1.79)	(1.32)	—	—	—
Total Distributions	(2.12)	(1.65)	(0.23)	(0.22)	(0.16)
Redemption Fees	0.00 ††	0.00 ††	—	—	—
Net Asset Value, End of Period	$18.43	$18.64	$17.86	$16.42	$13.62
Total Return+	10.69%	14.38%	10.24%	22.28%	29.87%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$199,754	$187,718	$1,113,274	$943,182	$622,230
Ratio of Expenses to Average Net Assets	0.88%++	0.87%	0.85%	0.88%	0.88%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.65%++	1.84%	1.63%	1.50%	1.32%
Portfolio Turnover Rate	28%	26%	38%	95%	65%

†	Per share amount is based on average shares outstanding.
††	Amount is less than $0.005 per share.
+	Calculated based on the net asset value as of the last business day of the period.
++

Reflects rebate of certain Portfolio’s expenses in connection with the investments in Morgan Stanley Institutional Liquidity Government Portfolio — Institutional Class during the period. The impact of the rebate was less than 0.005%.

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

September 30, 2007

Financial Highlights

Core Fixed Income Portfolio

	Institutional Class
	Year Ended September 30,
Selected Per Share Data and Ratios	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$10.80	$11.09	$11.26	$11.26	$11.46
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.52	0.40	0.40	0.33	0.32
Net Realized and Unrealized Gain (Loss) on Investments	(0.02)	0.00 ††	0.07	0.14	0.19
Total from Investment Operations	0.50	0.40	0.47	0.47	0.51
Distributions from and/or in Excess of:
Net Investment Income	(0.53)	(0.57)	(0.45)	(0.47)	(0.51)
Net Realized Gain	—	(0.12)	(0.19)	—	(0.20)
Total Distributions	(0.53)	(0.69)	(0.64)	(0.47)	(0.71)
Redemption Fees	0.00 ††	0.00 ††	—	—	—
Net Asset Value, End of Period	$10.77	$10.80	$11.09	$11.26	$11.26
Total Return+	4.76%	3.79%	4.35%	4.33%	4.61%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$308,111	$299,997	$220,350	$226,555	$320,036
Ratio of Expenses to Average Net Assets (2)	0.49%++	0.50%	0.50%	0.50%	0.50%
Ratio of Net Investment Income (Loss) to Average Net Assets (2)	4.83%++	3.71%	3.62%	2.94%	2.82%
Portfolio Turnover Rate#	107%	139%	236%	371%	109%

(2) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	0.54	%++	0.56%	0.53%	0.52%	0.51%
Net Investment Income (Loss) to Average Net Assets	4.78	%++	3.65%	3.59%	2.92%	2.81%

†	Per share amount is based on average shares outstanding.
††	Amount is less than $0.005 per share.
+	Calculated based on the net asset value as of the last business day of the period.
++

Reflects rebate of certain Portfolio’s expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. The impact of the rebate was less than 0.001%.

#

The Portfolio’s turnover rate is calculated by dividing the lesser of purchases and sales of securities for a fiscal year by the average monthly value of portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. The Portfolio turnover rate reflects mortgage pool forward commitments as purchases and sales, which was not the case prior to the year ended September 30, 2004. The inclusion of such securities caused the reported turnover rate to be higher during the period than in previous fiscal years.

The accompanying notes are an integral part of the financial statements

2007 Annual Report

September 30, 2007

Financial Highlights

Core Fixed Income Portfolio

	Adviser Class
	Year Ended September 30,
Selected Per Share Data and Ratios	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$10.74	$11.03	$11.21	$11.22	$11.42
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.49	0.37	0.37	0.30	0.29
Net Realized and Unrealized Gain (Loss) on Investments	(0.02)	0.01	0.06	0.14	0.19
Total from Investment Operations	0.47	0.38	0.43	0.44	0.48
Distributions from and/or in Excess of:
Net Investment Income	(0.50)	(0.55)	(0.42)	(0.45)	(0.48)
Net Realized Gain	—	(0.12)	(0.19)	0.00	(0.20)
Total Distributions	(0.50)	(0.67)	(0.61)	(0.45)	(0.68)
Redemption Fees	0.00 ††	0.00 ††	—	—	—
Net Asset Value, End of Period	$10.71	$10.74	$11.03	$11.21	$11.22
Total Return+	4.53%	3.55%	4.01%	4.12%	4.28%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$11,805	$9,812	$9,954	$9,564	$10,585
Ratio of Expenses to Average Net Assets (1)	0.74%++	0.75%	0.75%	0.75%	0.75%
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	4.58%++	3.43%	3.37%	2.69%	2.57%
Portfolio Turnover Rate#	107%	139%	236%	371%	109%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	0.79	%++	0.81%	0.78%	0.77%	0.76%
Net Investment Income (Loss) to Average Net Assets	4.54	%++	3.37%	3.34%	2.67%	2.56%

†	Per share amount is based on average shares outstanding.
††	Amount is less than $0.005 per share.
+	Calculated based on the net asset value as of the last business day of the period.
++

Reflects rebate of certain Portfolio’s expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. The impact of the rebate was approximately 0.01%.

#

The Portfolio’s turnover rate is calculated by dividing the lesser of purchases and sales of securities for a fiscal year by the average monthly value of portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. The Portfolio turnover rate reflects mortgage pool forward commitments as purchases and sales, which was not the case prior to the year ended September 30, 2004. The inclusion of such securities caused the reported turnover rate to be higher during the period than in previous fiscal years.

The accompanying notes are an integral part of the financial statements

2007 Annual Report

September 30, 2007

Financial Highlights

Core Plus Fixed Income Portfolio

	Institutional Class
	Year Ended September 30,
Selected Per Share Data and Ratios	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$11.52	$11.69	$11.69	$11.71	$11.82
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.58	0.48	0.47	0.38	0.40
Net Realized and Unrealized Gain (Loss) on Investments	(0.05)	(0.02)	0.08	0.17	0.31
Total from Investment Operations	0.53	0.46	0.55	0.55	0.71
Distributions from and/or in Excess of:
Net Investment Income	(0.65)	(0.63)	(0.55)	(0.57)	(0.67)
Net Realized Gain	—	—	—	—	(0.15)
Total Distributions	(0.65)	(0.63)	(0.55)	(0.57)	(0.82)
Redemption Fees	0.00 ††	0.00 ††	—	—	—
Net Asset Value, End of Period	$11.40	$11.52	$11.69	$11.69	$11.71
Total Return+	4.77%	4.13%	4.84%	4.80%	6.24%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,367,043	$2,314,052	$2,102,609	$2,120,149	$2,600,453
Ratio of Expenses to Average Net Assets	0.44%++	0.44%	0.45%	0.50%	0.50%
Ratio of Net Investment Income (Loss) to Average Net Assets	5.10%++	4.24%	4.04%	3.29%	3.39%
Portfolio Turnover Rate#	139%	142%	180%	334%	92%

	Investment Class
	Year Ended September 30,
Selected Per Share Data and Ratios	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$11.52	$11.68	$11.69	$11.71	$11.81
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.56	0.45	0.45	0.36	0.37
Net Realized and Unrealized Gain (Loss) on Investments	(0.06)	(0.00)††	0.07	0.17	0.33
Total from Investment Operations	0.50	0.45	0.52	0.53	0.70
Distributions from and/or in Excess of:
Net Investment Income	(0.63)	(0.61)	(0.53)	(0.55)	(0.65)
Net Realized Gain	—	—	—	—	(0.15)
Total Distributions	(0.63)	(0.61)	(0.53)	(0.55)	(0.80)
Redemption Fees	0.00 ††	0.00 ††	—	—	—
Net Asset Value, End of Period	$11.39	$11.52	$11.68	$11.69	$11.71
Total Return+	4.52%	4.04%	4.61%	4.73%	6.07%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$150,671	$142,990	$310,592	$146,146	$114,509
Ratio of Expenses to Average Net Assets	0.59%++	0.59%	0.60%	0.65%	0.65%
Ratio of Net Investment Income (Loss) to Average Net Assets	4.97%++	3.96%	3.89%	3.14%	3.24%
Portfolio Turnover Rate#	139%	142%	180%	334%	92%

†	Per share amount is based on average shares outstanding.
††	Amount is less than $0.005 per share.
+	Calculated based on the net asset value as of the last business day of the period.
++

Reflects rebate of certain Portfolio’s expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. The impact of the rebate was less than 0.005%.

#

The Portfolio’s turnover rate is calculated by dividing the lesser of purchases and sales of securities for a fiscal year by the average monthly value of portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. The Portfolio turnover rate reflects mortgage pool forward commitments as purchases and sales, which was not the case prior to the year ended September 30, 2004. The inclusion of such securities caused the reported turnover rate to be higher during the period than in previous fiscal years.

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

September 30, 2007

Financial Highlights

Core Plus Fixed Income Portfolio

	Adviser Class
	Year Ended September 30,
Selected Per Share Data and Ratios	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$11.50	$11.67	$11.68	$11.70	$11.81
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.55	0.46	0.44	0.35	0.36
Net Realized and Unrealized Gain (Loss) on Investments	(0.05)	(0.03)	0.07	0.17	0.32
Total from Investment Operations	0.50	0.43	0.51	0.52	0.68
Distributions from and/or in Excess of:
Net Investment Income	(0.62)	(0.60)	(0.52)	(0.54)	(0.64)
Net Realized Gain	—	—	—	—	(0.15)
Total Distributions	(0.62)	(0.60)	(0.52)	(0.54)	(0.79)
Redemption Fees	0.00 ††	0.00 ††	—	—	—
Net Asset Value, End of Period	$11.38	$11.50	$11.67	$11.68	$11.70
Total Return+	4.42%	3.97%	4.49%	4.57%	5.99%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$137,733	$126,683	$112,716	$114,841	$211,260
Ratio of Expenses to Average Net Assets	0.69%++	0.69%	0.70%	0.75%	0.75%
Ratio of Net Investment Income (Loss) to Average Net Assets	4.84%++	4.00%	3.79%	3.04%	3.14%
Portfolio Turnover Rate#	139%	142%	180%	334%	92%

†	Per share amount is based on average shares outstanding.
††	Amount is less than $0.005 per share.
+	Calculated based on the net asset value as of the last business day of the period.
++

Reflects rebate of certain Portfolio’s expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. The impact of the rebate was 0.005%.

#

The Portfolio’s turnover rate is calculated by dividing the lesser of purchases and sales of securities for a fiscal year by the average monthly value of portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. The Portfolio turnover rate reflects mortgage pool forward commitments as purchases and sales, which was not the case prior to the year ended September 30, 2004. The inclusion of such securities caused the reported turnover rate to be higher during the period than in previous fiscal years.

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

September 30, 2007

Financial Highlights

High Yield Portfolio

	Institutional Class^^
	Year Ended September 30,
Selected Per Share Data and Ratios	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$10.60	$10.80	$11.18	$10.60	$8.82
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.79	0.76	0.80	0.84	0.86
Net Realized and Unrealized Gain (Loss) on Investments	(0.11)	(0.16)	(0.30)	0.40	1.54
Total from Investment Operations	0.68	0.60	0.50	1.24	2.40
Distributions from and/or in Excess of:
Net Investment Income	(0.72)	(0.80)	(0.88)	(0.66)	(0.62)
Redemption Fees	0.00 ††	0.00 ††	—	—	—
Net Asset Value, End of Period	$10.56	$10.60	$10.80	$11.18	$10.60
Total Return+	7.38%	6.03%	4.63%	12.11%	28.68%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$193,934	$226,162	$195,880	$314,440	$330,990
Ratio of Expenses to Average Net Assets	0.68%++	0.61%	0.62%	0.61%	0.61%
Ratio of Net Investment Income (Loss) to Average Net Assets	7.51%++	7.23%	7.37%	7.70%	9.05%
Portfolio Turnover Rate	40%	58%	55%	89%	97%

	Adviser Class^^
	Year Ended September 30,
Selected Per Share Data and Ratios	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$10.64	$10.84	$11.20	$10.62	$8.80
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.78	0.74	0.78	0.80	0.84
Net Realized and Unrealized Gain (Loss) on Investments	(0.12)	(0.18)	(0.28)	0.42	1.56
Total from Investment Operations	0.66	0.56	0.50	1.22	2.40
Distributions from and/or in Excess of:
Net Investment Income	(0.70)	(0.76)	(0.86)	(0.64)	(0.58)
Redemption Fees	0.00 ††	0.00 ††	—	—	—
Net Asset Value, End of Period	$10.60	$10.64	$10.84	$11.20	$10.62
Total Return+	7.26%	5.51%	4.52%	11.86%	28.54%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$9,023	$4,391	$6,349	$17,923	$13,936
Ratio of Expenses to Average Net Assets	0.93%++	0.86%	0.87%	0.86%	0.86%
Ratio of Net Investment Income (Loss) to Average Net Assets	7.31%++	7.00%	7.11%	7.45%	8.80%
Portfolio Turnover Rate	40%	58%	55%	89%	97%

^^

On November 13, 2006, the Portfolio effected a reverse stock split as described in the Notes to Financial Statements. Per share data prior to this date has been restated to give effect to the reverse stock split.

†	Per share amount is based on average shares outstanding.
††	Amount is less than $0.005 per share.
+	Calculated based on the net asset value as of the last business day of the period.
++

Reflects rebate of certain Portfolio’s expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. The impact of the rebate was less than 0.005%.

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

September 30, 2007

Financial Highlights

Intermediate Duration Portfolio

	Institutional Class
	Year Ended September 30,
Selected Per Share Data and Ratios	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$10.17	$10.22	$10.40	$10.49	$10.71
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.48	0.42	0.37	0.32	0.28
Net Realized and Unrealized Gain (Loss) on Investments	0.01	(0.08)	(0.16)	(0.01)	0.14
Total from Investment Operations	0.49	0.34	0.21	0.31	0.42
Distributions from and/or in Excess of:
Net Investment Income	(0.50)	(0.39)	(0.36)	(0.40)	(0.36)
Net Realized Gain	—	—	(0.03)	—	(0.28)
Total Distributions	(0.50)	(0.39)	(0.39)	(0.40)	(0.64)
Net Asset Value, End of Period	$10.16	$10.17	$10.22	$10.40	$10.49
Total Return+	4.87%	3.33%	2.22%	3.06%	4.12%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$7,015	$8,823	$9,393	$18,828	$23,991
Ratio of Expenses to Average Net Assets	0.54%++	0.50%	0.50%	0.53%	0.54%
Ratio of Net Investment Income (Loss) to Average Net Assets	4.71%++	4.20%	3.59%	3.07%	2.63%
Portfolio Turnover Rate#	89%	70%	146%	211%	89%

	Investment Class
	Year Ended September 30,
Selected Per Share Data and Ratios	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$10.13	$10.19	$10.37	$10.46	$10.68
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.46	0.39	0.33	0.30	0.26
Net Realized and Unrealized Gain (Loss) on Investments	0.02	(0.07)	(0.13)	(0.01)	0.15
Total from Investment Operations	0.48	0.32	0.20	0.29	0.41
Distributions from and/or in Excess of:
Net Investment Income	(0.49)	(0.38)	(0.35)	(0.38)	(0.35)
Net Realized Gain	—	—	(0.03)	—	(0.28)
Total Distributions	(0.49)	(0.38)	(0.38)	(0.38)	(0.63)
Net Asset Value, End of Period	$10.12	$10.13	$10.19	$10.37	$10.46
Total Return+	4.84%	3.19%	1.99%	2.86%	3.97%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$145,739	$136,198	$304,844	$138,813	$99,441
Ratio of Expenses to Average Net Assets	0.69%++	0.65%	0.65%	0.68%	0.69%
Ratio of Net Investment Income (Loss) to Average Net Assets	4.58%++	3.87%	3.22%	2.92%	2.48%
Portfolio Turnover Rate#	89%	70%	146%	211%	89%

†	Per share amount is based on average shares outstanding.
+	Calculated based on the net asset value as of the last business day of the period.
++

Reflects rebate of certain Portfolio’s expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. The impact of the rebate was less than 0.005% and approximately 0.01% for the Institutional and Investment Class, respectively.

#

The Portfolio’s turnover rate is calculated by dividing the lesser of purchases and sales of securities for a fiscal year by the average monthly value of portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. The Portfolio turnover rate reflects mortgage pool forward commitments as purchases and sales, which was not the case prior to the year ended September 30, 2004. The inclusion of such securities caused the reported turnover rate to be higher during the period than in previous fiscal years.

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

September 30, 2007

Financial Highlights

Intermediate Duration Portfolio

	Adviser Class
	Period from
	September 28,
	2007^
	to September 30,
Selected Per Share Data and Ratios	2007
Net Asset Value, Beginning of Period	$10.15
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.00	††
Net Realized and Unrealized Gain (Loss) on Investments	0.01
Total from Investment Operations	0.01
Net Asset Value, End of Period	$10.16
Total Return+	—
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$118
Ratio of Expenses to Average Net Assets	1.17	%*++
Ratio of Net Investment Income (Loss) to Average Net Assets	4.49	%*++
Portfolio Turnover Rate	89%

^	Commencement of operations
†	Per share amount is based on average shares outstanding.
††	Amount is less than $0.005 per share.
*	Annualized
+	Calculated based on the net asset value as of the last business day of the period.
++

Reflects rebate of certain Portfolio’s expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. The impact of the rebate was approximately 0.21%.

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

September 30, 2007

Financial Highlights
International Fixed Income Portfolio

	Institutional Class
	Year Ended September 30,
Selected Per Share Data and Ratios	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$10.35	$10.81	$11.24	$11.92	$9.88
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.28	0.21	0.25	0.28	0.38
Net Realized and Unrealized Gain (Loss) on Investments	0.61	(0.11)	0.01	0.63	1.66
Total from Investment Operations	0.89	0.10	0.26	0.91	2.04
Distributions from and/or in Excess of:
Net Investment Income	(0.22)	(0.51)	(0.69)	(1.59)	—
Net Realized Gain	(0.05)	(0.05)	—	—	—
Total Distributions	(0.27)	(0.56)	(0.69)	(1.59)	—
Net Asset Value, End of Period	$10.97	$10.35	$10.81	$11.24	$11.92
Total Return+	8.76%	1.12%	1.81%	7.95%	20.65%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$213,392	$195,659	$157,911	$154,111	$114,932
Ratio of Expenses to Average Net Assets	0.60%++	0.60%	0.55%	0.56%	0.56%
Ratio of Net Investment Income (Loss) to Average Net Assets	2.66%++	2.02%	2.17%	2.52%	3.51%
Portfolio Turnover Rate	82%	69%	38%	15%	41%

	Adviser Class
	Period from
	September 28, 2007^
	to September
Selected Per Share Data and Ratios	30, 2007
Net Asset Value, Beginning of Period	$10.97
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.00	††
Net Realized and Unrealized Gain (Loss) on Investments	0.11
Total from Investment Operations	0.11
Net Asset Value, End of Period	$11.08
Total Return+	—
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,236
Ratio of Expenses to Average Net Assets	1.45	%*++
Ratio of Net Investment Income (Loss) to Average Net Assets	1.39	%*++
Portfolio Turnover Rate	82%

^	Commencement of operations
†	Per share amount is based on average shares outstanding.
††	Amount is less than $0.005 per share.
*	Annualized
+	Calculated based on the net asset value as of the last business day of the period.
++

Reflects rebate of certain Portfolio’s expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. The impact of the rebate was less than 0.005% and approximately 0.03% for the Institutional and Adviser Class, respectively.

The accompanying notes are an integral part of the financial statements

2007 Annual Report

September 30, 2007

Financial Highlights

Investment Grade Fixed Income Portfolio

	Institutional Class
	Year Ended September 30,
Selected Per Share Data and Ratios	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$11.22	$11.42	$11.57	$11.54	$11.57
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.52	0.41	0.42	0.34	0.34
Net Realized and Unrealized Gain (Loss) on Investments	0.01	(0.00)††	0.06	0.14	0.23
Total from Investment Operations	0.53	0.41	0.48	0.48	0.57
Distributions from and/or in Excess of:
Net Investment Income	(0.60)	(0.56)	(0.49)	(0.45)	(0.55)
Net Realized Gain	—	(0.05)	(0.14)	—	(0.05)
Total Distributions	(0.60)	(0.61)	(0.63)	(0.45)	(0.60)
Redemption Fees	0.00 ††	0.00 ††	—	—	—
Net Asset Value, End of Period	$11.15	$11.22	$11.42	$11.57	$11.54
Total Return+	4.82%	3.65%	4.39%	4.36%	4.36%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$519,504	$525,680	$499,534	$527,837	$569,593
Ratio of Expenses to Average Net Assets	0.50%++	0.50%	0.50%	0.50%	0.51%
Ratio of Net Investment Income (Loss) to Average Net Assets	4.74%++	3.66%	3.67%	2.94%	2.96%
Portfolio Turnover Rate#	124%	154%	240%	332%	81%

	Adviser Class
	Year Ended September 30,
Selected Per Share Data and Ratios	2007		2006	2005	2004	2003
Net Asset Value, Beginning of Period	$11.21		$11.42	$11.56	$11.53	$11.57
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.51		0.39	0.41	0.32	0.32
Net Realized and Unrealized Gain (Loss) on Investments	0.00	††	(0.01)	0.06	0.14	0.22
Total from Investment Operations	0.51		0.38	0.47	0.46	0.54
Distributions from and/or in Excess of:
Net Investment Income	(0.58)		(0.54)	(0.47)	(0.43)	(0.53)
Net Realized Gain	—		(0.05)	(0.14)	—	(0.05)
Total Distributions	(0.58)		(0.59)	(0.61)	(0.43)	(0.58)
Redemption Fees	0.00	††	0.00 ††	—	—	—
Net Asset Value, End of Period	$11.14		$11.21	$11.42	$11.56	$11.53
Total Return+	4.56%		3.59%	4.23%	4.10%	4.87%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,177		$778	$1,190	$1,400	$1,581
Ratio of Expenses to Average Net Assets (1)	0.65	%++	0.65%	0.65%	0.65%	0.66%
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	4.59	%++	3.46%	3.55%	2.79%	2.81%
Portfolio Turnover Rate#	124%		154%	240%	332%	81%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	0.75	%++	0.75%	0.75%	0.75%	0.76%
Net Investment Income (Loss) to Average Net Assets	4.49	%++	3.36%	3.45%	2.69%	2.71%

†	Per share amount is based on average shares outstanding.
††	Amount is less than $0.005 per share.
+	Calculated based on the net asset value as of the last business day of the period.
++	Reflects rebate of certain Portfolio’s expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional
Class during the period. The impact of the rebate was less than 0.005%.
#

The Portfolio’s turnover rate is calculated by dividing the lesser of purchases and sales of securities for a fiscal year by the average monthly value of portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. The Portfolio turnover rate reflects mortgage pool forward commitments as purchases and sales, which was not the case prior to the year ended September 30, 2004. The inclusion of such securities caused the reported turnover rate to be higher during the period than in previous fiscal years.

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

September 30, 2007

Financial Highlights

Limited Duration Portfolio

	Institutional Class
	Year Ended September 30,
Selected Per Share Data and Ratios	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$10.34	$10.34	$10.50	$10.65	$10.69
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.51	0.41	0.30	0.25	0.23
Net Realized and Unrealized Gain (Loss) on Investments	(0.08)	(0.02)	(0.15)	(0.10)	0.05
Total from Investment Operations	0.43	0.39	0.15	0.15	0.28
Distributions from and/or in Excess of:
Net Investment Income	(0.53)	(0.39)	(0.31)	(0.28)	(0.27)
Net Realized Gain	—	—	—	(0.02)	(0.05)
Total Distributions	(0.53)	(0.39)	(0.31)	(0.30)	(0.32)
Redemption Fees	0.00 ††	—	—	—	—
Net Asset Value, End of Period	$10.24	$10.34	$10.34	$10.50	$10.65
Total Return+	4.26%	3.88%	1.44%	1.47%	2.65%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,058,151	$1,077,967	$1,069,956	$957,367	$622,801
Ratio of Expenses to Average Net Assets	0.45%++	0.42%	0.42%	0.42%	0.43%
Ratio of Net Investment Income (Loss) to Average Net Assets	4.94%++	3.96%	2.92%	2.36%	2.17%
Portfolio Turnover Rate#	56%	64%	66%	135%	68%

	Adviser Class
	Period from
	September 28,
	2007^ to
	September
Selected Per Share Data and Ratios	30, 2007
Net Asset Value, Beginning of Period	$10.24
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.00	††
Net Realized and Unrealized Gain (Loss) on Investments	(0.00	)††
Total from Investment Operations	0.00	††
Redemption Fees	0.00	††
Net Asset Value, End of Period	$10.24
Total Return+	—
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,020
Ratio of Expenses to Average Net Assets	0.59	%++
Ratio of Net Investment Income (Loss) to Average Net Assets	5.38	%++
Portfolio Turnover Rate	56%

^	Commencement of operations
†	Per share amount is based on average shares outstanding.
††	Amount is less than $0.005 per share.
*	Annualized
+	Calculated based on the net asset value as of the last business day of the period.
++

Reflects rebate of certain Portfolio’s expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. The impact of the rebate was less than 0.005% and approximately 0.06% for the Institutional and Adviser Class, respectively.

#

The Portfolio’s turnover rate is calculated by dividing the lesser of purchases and sales of securities for a fiscal year by the average monthly value of portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. The Portfolio turnover rate reflects mortgage pool forward commitments as purchases and sales, which was not the case prior to the year ended September 30, 2004. The inclusion of such securities caused the reported turnover rate to be higher during the period than in previous fiscal years.

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

September 30, 2007

Financial Highlights

Long Duration Fixed Income Portfolio

	Institutional Class
		Period from
	Year Ended	July 21, 2006^
	September	to September
Selected Per Share Data and Ratios	30, 2007	30, 2006
Net Asset Value, Beginning of Period	$10.48	$10.00
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.49	0.09
Net Realized and Unrealized Gain (Loss) on Investments	(0.18)	0.39
Total from Investment Operations	0.31	0.48
Distributions from and/or in Excess of:
Net Investment Income	(0.43)	—
Net Realized Gain	(0.03)	—
Total Distributions	(0.46)	—
Net Asset Value, End of Period	$10.33	$10.48
Total Return+	3.06%	4.80	%‡
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$25,297	$25,677
Ratio of Expenses to Average Net Assets (1)	0.50%++	0.50	%*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	4.73%++	4.66	%*
Portfolio Turnover Rate	49%	7	%‡

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	0.94	%++	1.52	%*
Net Investment Income (Loss) to Average Net Assets	4.29	%++	3.64	%*

	Adviser Class
		Period from
	Year Ended	July 21, 2006^
	September	to September
Selected Per Share Data and Ratios	30, 2007	30, 2006
Net Asset Value, Beginning of Period	$10.48	$10.00
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.46	0.09
Net Realized and Unrealized Gain (Loss) on Investments	(0.19)	0.39
Total from Investment Operations	0.27	0.48
Distributions from and/or in Excess of:
Net Investment Income	(0.40)	—
Net Realized Gain	(0.03)	—
Total Distributions	(0.43)	—
Net Asset Value, End of Period	$10.32	$10.48
Total Return+	2.72%	4.80	%‡
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$516	$524
Ratio of Expenses to Average Net Assets (2)	0.75%++	0.75	%*
Ratio of Net Investment Income (Loss) to Average Net Assets (2)	4.48%++	4.40	%*
Portfolio Turnover Rate	49%	7	%‡

(2) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.19	%++	1.77	%*
Net Investment Income (Loss) to Average Net Assets	4.04	%++	3.39	%*

^	Commencement of operations
†	Per share amount is based on average shares outstanding.
+	Calculated based on the net asset value as of the last business day of the period.
++

Reflects rebate of certain Portfolio’s expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. The impact of the rebate was less than 0.005%.

‡	Not Annualized
*	Annualized

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

September 30, 2007

Financial Highlights

Municipal Portfolio

	Institutional Class
	Year Ended September 30,
Selected Per Share Data and Ratios	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$12.86	$12.66	$12.66	$12.53	$12.49
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.49	0.39	0.40	0.38	0.50
Net Realized and Unrealized Gain (Loss) on Investments	(0.01)	0.29	0.02	0.14	(0.01)
Total from Investment Operations	0.48	0.68	0.42	0.52	0.49
Distributions from and/or in Excess of:
Net Investment Income	(0.52)	(0.48)	(0.42)	(0.39)	(0.45)
Redemption Fees	0.00 ††	0.00 ††	—	—	—
Net Asset Value, End of Period	$12.82	$12.86	$12.66	$12.66	$12.53
Total Return+	3.76%	5.53%	3.38%	4.02%	4.19%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$936,633	$662,162	$509,039	$368,686	$313,999
Ratio of Expenses to Average Net Assets (1)	0.50%++	0.49%	0.50%	0.50%	0.50%
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	3.80%++	3.09%	3.12%	3.01%	4.01%
Portfolio Turnover Rate#	29%	43%	34%	105%	47%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A	N/A	N/A	0.51%	0.51%
Net Investment Income (Loss) to Average Net Assets	N/A	N/A	N/A	3.00%	4.00%

	Adviser Class
	Period from June 20,
	2007^
	to September
Selected Per Share Data and Ratios	30, 2007
Net Asset Value, Beginning of Period	$12.69
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.24
Net Realized and Unrealized Gain (Loss) on Investments	0.02
Total from Investment Operations	0.26
Distributions from and/or in Excess of:
Net Investment Income	(0.13)
Redemption Fees	0.00	††
Net Asset Value, End of Period	$12.82
Total Return+	2.02	%‡
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$9,945
Ratio of Expenses to Average Net Assets (2)	0.73	%*++
Ratio of Net Investment Income (Loss) to Average Net Assets (2)	6.66	%*++
Portfolio Turnover Rate	29%

(2) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	0.99	%*++
Net Investment Income (Loss) to Average Net Assets	6.41	%*++

^	Commencement of operations
†	Per share amount is based on average shares outstanding.
††	Amount is less than $0.005 per share.
‡	Not Annualized
*	Annualized
+	Calculated based on the net asset value as of the last business day of the period.
++

Reflects rebate of certain Portfolio’s expenses in connection with the investments in Morgan Stanley Institutional Liquidity Tax Exempt Portfolio — Institutional Class during the period. The impact of the rebate was less than 0.005% and approximately 0.02% for the Institutional and Adviser Class, respectively.

#

The Portfolio’s turnover rate is calculated by dividing the lesser of purchases and sales of securities for a fiscal year by the average monthly value of portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. The Portfolio turnover rate reflects mortgage pool forward commitments as purchases and sales, which was not the case prior to the September 30, 2004. The inclusion of such securities caused the reported turnover rate to be higher during the period than in previous fiscal years.

The accompanying notes are an integral part of the financial statements.

2007 Annual Report

September 30, 2007

Notes to Financial Statements

Morgan Stanley Institutional Fund Trust (“MSIFT” or the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Fund is comprised of eighteen active portfolios. The accompanying financial statements and financial highlights are those of the Balanced, Equities Plus, Mid Cap Growth, U.S. Mid Cap Value, U.S. Small Cap Value, Value, Core Fixed Income, Core Plus Fixed Income, High Yield, Intermediate Duration, International Fixed Income, Investment Grade Fixed Income, Limited Duration, Long Duration Fixed Income and Municipal Portfolios, all of which except the International Fixed Income Portfolio are considered diversified for purposes of the 1940 Act (each referred to as a “Portfolio”). Effective June 20, 2007, the Adviser Class shares of the Municipal Portfolio commenced operations. Effective September 28, 2007, the Adviser Class shares for the Intermediate Duration, International Fixed Income and Limited Duration Portfolios commenced operations. The financial statements of the remaining portfolios of the Fund are presented separately.

The Fund offers up to three different classes of shares for certain Portfolios — Institutional Class shares, Investment Class shares and Adviser Class shares. Each class of shares has identical voting rights (except shareholders of each Class have exclusive voting rights regarding any matter relating solely to that particular Class of shares), dividend, liquidation and other rights, except each class bears different shareholder service fees as described in Note D.

A. Significant Accounting Policies. The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of the financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.               Security Valuation: Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific security. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price, except as noted below. Unlisted and listed equity securities not traded on the valuation date, for which market quotations are readily available, are valued at the mean between the current bid and asked prices obtained from reputable brokers.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Trustees (the “Trustees”), although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Trustees.

2.               Repurchase Agreements: Each Portfolio may enter into repurchase agreements under which a Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

2007 Annual Report

September 30, 2007

Notes to Financial Statements (cont’d)

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Portfolios may transfer their uninvested cash balances into a joint trading account with other Portfolios of the Fund which invests in one or more repurchase agreements. Any such joint repurchase agreement is covered by the same collateral requirements as discussed above.

At September 30, 2007, the Portfolios did not have any outstanding repurchase agreements.

3.               Futures: Financial futures contracts (secured by cash and securities deposited with brokers as “initial margin”) are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as “variation margin”) are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gain or loss in the Statements of Operations. “Due from (to) Broker” includes initial margin and variation margin, as stated in the Statements of Assets and Liabilities.

Futures contracts may be used by each Portfolio in order to hedge against unfavorable changes in the value of securities or to attempt to realize profits from the value of the related securities.

Futures contracts involve market risk that may exceed the amounts recognized in the Statements of Assets and Liabilities. Risks arise from the possible movements in the prices of securities relating to these instruments. The change in value of futures contracts primarily corresponds with the value of their related securities, but may not precisely correlate with the change in value of such securities. In addition, there is the risk that a Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

4.               Securities Sold Short: Each Portfolio may sell securities short. A short sale is a transaction in which the Portfolio sells securities it may or may not own, but has borrowed, in anticipation of a decline in the market price of the securities. The Portfolio is obligated to replace the borrowed securities at their market price at the time of replacement. The Portfolio may have to pay a premium to borrow the securities as well as pay any dividends or interest payable on the securities until they are replaced. The Portfolio’s obligation to replace the securities borrowed in connection with a short sale will generally be secured by collateral deposited with the broker that consists of cash, U.S. government securities or other liquid high grade debt obligations. In addition, the Portfolio will either place in a segregated account with its custodian or denote on its custody records an amount of cash, U.S. government securities or other liquid high grade debt obligations equal to the difference, if any, between (1) the market value of the securities sold at the time they were sold short and (2) any cash, U.S. government securities or other liquid high grade debt obligations deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). Short sales by the Portfolios involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security because losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

5.               Swap Agreements: Each Portfolio (other than the Mid Cap Growth Portfolio) may enter into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Cash collateral for swap agreements, if applicable, is deposited with the broker serving as counter-party to the agreement, and is included in “Due from (to) Broker” on the Statements of Assets and Liabilities. The following summarizes swaps entered into by the Portfolios:

Credit Default Swaps: Credit default swaps involve commitments to pay a fixed rate in exchange for payment if a credit event affecting a third party (the referenced company) occurs. Credit events may include a failure to pay interest, bankruptcy, or restructuring. The Portfolio accrues for interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) of swap contracts on the Statements of Assets and Liabilities. Once interim payments are settled in cash, the net amount is recorded within realized gain (loss) on swaps on the Statements of Operations. Credit default swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statements of Operations.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The Portfolio accrues for interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) of swap contracts on the Statements of Assets and Liabilities. Once interim payments are settled in cash, the net amount is recorded within realized gain (loss) on swaps on the Statements of Operations. In a zero-coupon interest rate swap, payments only occur at maturity, at which time one counterparty pays the total compounded fixed rate over the life of the swap and the other pays the

2007 Annual Report

September 30, 2007

Notes to Financial Statements (cont’d)

total compounded floating rate that would have been earned had a series of LIBOR investments been rolled over through the life of the swap. The Portfolio amortizes its interest payment obligation over the life of the swap. The amortized portion of this payment is recorded within realized gain (loss) on the Statements of Operations. The unamortized portion of this payment is included in “Due from (to) Broker” on the Statements of Assets and Liabilities. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statements of Operations.

Total Return Swaps: Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty, respectively. Total return swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statements of Operations. Periodic payments received or made at the end of each measurement period, but prior to termination, are recorded as realized gains or losses in the Statements of Operations.

Realized gains or losses on maturity or termination of swaps are presented in the Statements of Operations. Because there is no organized market for these swap agreements, the unrealized gain (loss) reported in the Statements of Assets and Liabilities may differ from that which would be realized in the event the Portfolio terminated its position in the agreement. Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of the agreements and are generally limited to the amount of net interest payments to be received, if any, at the date of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the related amounts shown in the Statements of Assets and Liabilities.

6.               Structured Investments: Certain Portfolios may invest in structured investments whose values are linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices, equity securities or other underlying instruments. A Portfolio uses these securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest in through conventional securities. Structured investments may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

7.               Delayed Delivery Commitments: Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Liquid securities or cash is designated in an amount at least equal to these commitments. Securities held for this purpose cannot be sold while this strategy is outstanding, unless replaced with other assets. As a result, there is a possibility that as designated assets reach certain levels, a Portfolio may lose some flexibility in managing its investments, responding to shareholder redemption requests, or meeting other current obligations. Such transactions may give rise to a form of leverage. This can cause a Portfolio to be more volatile than if it had not been leveraged, as leverage tends to exaggerate the effect of any increase or decrease in the value of the Portfolio’s securities.

8.               Foreign Currency Translation and Foreign Currency Exchange Contracts: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the bid prices of such currencies against U.S. dollars quoted by a bank. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Portfolio’s books and the U.S. dollar equivalent of amounts actually received or paid.

A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. Each Portfolio (except the Core Fixed Income and Long Duration Fixed Income Portfolios) may enter into foreign currency exchange contracts to protect securities and related receivables and payables against future changes in foreign exchange rates and, in certain situations, to gain exposure to foreign currencies. Certain Portfolios may also enter into cross currency hedges which involve the sale of one currency against the positive exposure to a different currency. Cross currency hedges may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. Fluctuations in the value of such contracts are recorded as unrealized appreciation or depreciation; realized gains or losses, which are disclosed in the Statements of Operations, include net gains or losses on contracts which have been terminated by settlements.

2007 Annual Report

September 30, 2007

Notes to Financial Statements (cont’d)

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contract, if any, at the date of default. Risks may also arise from unanticipated movements in the value of the foreign currency relative to the U.S. dollar.

Certain Portfolios’ net assets include foreign denominated securities and currency. The net assets of these Portfolios are presented at the foreign exchange rates and market values at the close of the period. The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, the components of realized and unrealized foreign currency gains (losses) representing foreign exchange changes on investments is included in the reported net realized and unrealized gains (losses) on investment transactions and balances. Changes in currency exchange rates will affect the value of and investment income from such securities and currency.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibly lower level of governmental supervision, relative currency valuation fluctuation, regulation of foreign securities markets and the possibility of political or economic instability.

9.               Purchased and Written Options: Certain Portfolios may write covered call and put options on portfolio securities and other financial instruments. Premiums are received and are recorded as liabilities. The liabilities are subsequently adjusted to reflect the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the net realized gain or loss. By writing a covered call option, a Portfolio, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase. By writing a put option, a Portfolio, in exchange for the premium, accepts the risk of having to purchase a security at an exercise price that is above the current market price.

Certain Portfolios may purchase call and put options on their portfolio securities or other financial instruments. Each Portfolio may purchase call options to protect against an increase in the price of the security or financial instrument it anticipates purchasing. Each Portfolio may purchase put options on securities which it holds or other financial instruments to protect against a decline in the value of the security or financial instrument or to close out covered written put positions. Risks may arise from an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of options relating to the securities purchased or sold by the Portfolio and from the possible lack of a liquid secondary market for an option. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option.

10.         Redemption Fees: Shares of the Balanced, Equities Plus, Mid Cap Growth, U.S. Mid Cap Value, Value, Core Fixed Income, Core Plus Fixed Income, Intermediate Duration, Investment Grade Fixed Income, Limited Duration, Long Duration Fixed Income and Municipal Portfolios redeemed within seven days (30 days with respect to the U.S. Small Cap Value, High Yield and International Fixed Income Portfolios) of purchase may be subject to a 2% redemption fee, payable to the Portfolio. The redemption fee is designed to protect each Portfolio and its shareholders from the effects of short-term trading. These fees, if any, are included on the Statements of Changes in Net Assets.

11.         New Accounting Pronouncements: In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation 48, “Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109” (“FIN 48”). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in the Portfolio NAV calculations as late as the Portfolio’s last NAV calculation in the first required financial statement period. As a result, the Fund will incorporate FIN 48 in its next semi annual report. The impact to the Portfolios’ financial statements, if any, is currently being assessed.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of

2007 Annual Report

September 30, 2007

Notes to Financial Statements (cont’d)

SFAS 157 will have on the Portfolios’ financial statement disclosures.

In February 2007, the FASB issued Statement of Financial Accounting Standards No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities – including an amendment of FASB Statement No. 115” (“SFAS 159”), which is effective for fiscal years beginning after November 15, 2007. SFAS 159 permits entities to elect to measure certain financial assets and liabilities at fair value. The fair value option may be applied instrument by instrument, is irrevocable and is applied only to entire instruments and not to portions of instruments. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. Management is currently evaluating the impact the adoption of SFAS 159 will have on the Portfolios’ financial statement disclosures.

12.         Other: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold.

Discounts and premiums on securities purchased are accreted/amortized over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios on the basis of their relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Investment Advisory Fees. Morgan Stanley Investment Management Inc. (the Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, performs investment advisory services at a fee calculated by applying a quarterly rate based on the annual percentage rate listed below, to each Portfolio’s average daily net assets for the quarter.

Portfolio	Advisory Fee
Balanced	0.450%
Equities Plus	0.375%
Mid Cap Growth	0.500%
U.S. Mid Cap Value	0.720% first $1 billion
0.650% over $1 billion
U.S. Small Cap Value	0.670% first $500 million
0.645% next $500 million
0.620% over $1 billion
Value	0.500% first $1 billion
0.450% next $1 billion
0.400% next $1 billion
0.350% over $3 billion
Core Fixed Income	0.375%
Core Plus Fixed Income	0.375% first $1 billion
0.300% over $1 billion
High Yield	0.420% first $500 million
0.345% next $250 million
0.295% next $250 million
0.270% next $1 billion
0.245% next $1 billion
0.220% over $3 billion
Intermediate Duration	0.375%
International Fixed Income	0.375%
Investment Grade Fixed Income	0.375%
Limited Duration	0.300%
Long Duration Fixed Income	0.375%
Municipal	0.375%

With respect to certain portfolios, the Adviser has voluntarily agreed to reduce the fees payable to it and, if necessary, reimburse the Portfolios for certain expenses, after giving effect to custody fee offsets, so that annual operating expenses will not exceed voluntary expense limitations established for each class of shares as presented in the table below.

Voluntary Expense Limitations
	Institutional	Investment	Adviser
Portfolio	Class	Class	Class

Balanced	—%	—%	—%
Equities Plus	0.600	—	0.850
Mid Cap Growth	—	—	—
U.S. Mid Cap Value	—	—	—
U.S. Small Cap Value	—	—	—
Value	—	—	—
Core Fixed Income	0.500	0.500	0.750
Core Plus Fixed Income	—	—	—
High Yield	—	—	—
Intermediate Duration	—	—	—
International Fixed Income	—	—	—
Investment Grade Fixed Income	—	—	—
Limited Duration	—	—	—
Long Duration Fixed Income	0.500	—	0.750
Municipal	0.500	—	0.750

Fee waivers and/or expense reimbursements are voluntary and may be commenced or terminated at any time. For the year ended September 30, 2007, the Portfolios had advisory fees waived and/or certain expenses reimbursed as follows:

Advisory Fees Waived
and/or Reimbursed
Portfolio	(000)
Equities Plus	$71
Core Fixed Income	141
Long Duration Fixed Income	110
Municipal	9

2007 Annual Report

September 30, 2007

Notes to Financial Statements (cont’d)

Morgan Stanley Investment Management Limited (“MSIM Limited”) serves as Sub-Adviser to the International Fixed Income Portfolio. MSIM Limited is a wholly-owned subsidiary of Morgan Stanley. Under an Investment Sub-Advisory Agreement with the Adviser, MSIM Limited, subject to the control and supervision of the Fund, its Officers, Trustees and the Adviser, and in accordance with the investment objectives, policies and restrictions of the Portfolio, makes certain day-today investment decisions for the Portfolio and places certain of the Portfolio’s purchase and sales orders. The Adviser pays MSIM Limited on a monthly basis a portion of the net advisory fees the Adviser receives from the Portfolio.

C. Administration Fees. MS Investment Management (the “Administrator”) also provides the Fund with administration services pursuant to an administration agreement for an annual fee, accrued daily and paid monthly, of 0.08% of each Portfolio’s average daily net assets.

Under an agreement between the Administrator and JPMorgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, N.A., JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. An employee of JPMIS is an officer of the Fund.

D. Distribution and Shareholder Servicing Fees. Morgan Stanley Distribution, Inc. (“MSDI” or the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor for the Fund.

Each Portfolio pays the Distributor a shareholder servicing fee, accrued daily and paid monthly, at an annual rate of up to 0.15% of the Portfolio’s average daily net assets attributable to Investment Class shares pursuant to a Shareholder Service Agreement (the “Agreement”). Effective July 1, 2007, each Portfolio pays the Distributor a shareholder servicing fee, accrued daily and paid monthly, at an annual rate of up to 0.25% of the Portfolio’s average daily net assets attributable to Adviser Class shares pursuant to a Shareholder Service Plan. The shareholder servicing fee is used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Investment Class or Adviser Class shares. The Distributor has voluntarily agreed to waive 0.10% of the 0.25% shareholder servicing fee it is entitled to receive from the Adviser Class shares’ average daily net assets for the Investment Grade Fixed Income Portfolio.

Prior to July 1, 2007, in accordance with a Plan of Distribution (the “12b-1 Plan”) pursuant to Rule 12b-1 under the 1940 Act between the Adviser Class shares of the Fund and the Distributor, the Distributor had provided certain services in connection with the promotion of sales of the Fund’s Adviser Class shares. The 12b-1 Plan was terminated effective July 1, 2007.

E. Custodian Fees. JPMorgan Chase Bank, N.A. (the “Custodian”) serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of each applicable Portfolio’s expenses. These custodian credits are shown as “Expense Offset” on the Statements of Operations.

F. Portfolio Investment Activity

1.               Security Transactions: For the year ended September 30, 2007, purchases and sales of investment securities other than temporary cash investments and long-term U.S. government securities were:

	Purchases	Sales
Portfolio	(000)	(000)
Balanced	$155,240	$156,072
Equities Plus	13,053	11,977
Mid Cap Growth	1,859,949	1,542,527
U.S. Mid Cap Value	141,777	130,574
U.S. Small Cap Value	367,926	417,381
Value	160,129	197,385
Core Fixed Income	327,982	244,388
Core Plus Fixed Income	3,762,874	2,890,901
High Yield	75,049	88,523
Intermediate Duration	112,498	116,406
International Fixed Income	168,188	150,704
Investment Grade Fixed Income	642,698	518,965
Limited Duration	570,346	613,348
Long Duration Fixed Income	7,673	2,207
Municipal	564,822	228,795

For the year ended September 30, 2007, purchases and sales of long-term U.S. government securities were:

	Purchases	Sales
Portfolio	(000)	(000)
Balanced	$18,545	$24,753
Core Fixed Income	31,128	53,569
Core Plus Fixed Income	173,006	602,698
High Yield	5,214	21,163
Intermediate Duration	5,891	5,890
International Fixed Income	—	6,999
Investment Grade Fixed Income	47,791	107,063
Limited Duration Portfolio	11,220	—
Long Duration Fixed Income	4,581	10,589

2007 Annual Report

September 30, 2007

Notes to Financial Statements (cont’d)

2.               Transactions with Affiliates: The Portfolios invest in the Institutional Class of portfolios within the Morgan Stanley Institutional Liquidity Funds (the “Liquidity Funds”), an open-end management investment companies managed by the Adviser.

A summary of the Portfolio’s transactions in the shares of affiliated issuers during the year ended September 30, 2007 is set forth below:

	Market Value	Purchases	Sales	Interest	Market Value
	September 30, 2006	at Cost	Proceeds	Income	September 30, 2007
Portfolio	(000)	(000)	(000)	(000)	(000)
Balanced	$—	$101,049	$52,492	$675	$48,557
Equities Plus	—	18,218	14,280	48	3,938
Mid Cap Growth	—	559,808	393,320	1,620	166,488
U.S. Mid Cap Value	—	53,517	49,112	210	4,405
U.S. Small Cap Value	—	126,513	79,203	1,012	47,310
Value	—	80,010	69,049	373	10,961
Core Fixed Income	—	115,719	82,743	1,095	32,976
Core Plus Fixed Income	—	998,503	767,558	6,494	230,945
High Yield	—	55,089	44,146	194	10,943
Intermediate Duration	—	46,763	18,770	407	27,993
International Fixed Income	—	59,402	53,557	173	5,845
Investment Grade Fixed Income	—	182,786	151,132	1,052	31,654
Limited Duration	—	218,857	153,260	1,317	65,597
Long Duration Fixed Income	—	3,866	2,763	9	1,103
Municipal	—	220,039	207,547	269	12,492

Investment Advisory fees paid by the Portfolios are reduced by an amount equal to their pro-rata share of the advisory and administration fees paid by the Liquidity Funds (“Rebate”). For the year ended September 30, 2007, advisory fees paid were reduced as follows:

Rebate
Portfolio	(000)
Balanced	$13
Equities Plus	1
Mid Cap Growth	32
U.S. Mid Cap Value	4
U.S. Small Cap Value	20
Value	7
Core Fixed Income	22
Core Plus Fixed Income	129
High Yield	4
Intermediate Duration	8
International Fixed Income	3
Investment Grade Fixed Income	21
Limited Duration	26
Long Duration Fixed Income	@—
Municipal	6

@ Amount is less than $500.

During the year ended September 30, 2007, the following Portfolios paid brokerage commissions to Morgan Stanley & Co., an affiliated broker/dealer.

Portfolio	Broker Commissions (000)
Balanced	$ @––
Mid Cap Growth	56
U.S. Mid Cap Value	6
U.S. Small Cap Value	2
Value	6

@                      Amount is less than $500.

G. Securities Lending. Certain Portfolios may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Portfolio. Portfolios that lend securities receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked to market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

2007 Annual Report

September 30, 2007

Notes to Financial Statements (cont’d)

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in high-quality short-term investments. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is included in the Portfolios’ Statements of Operations in interest income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower. The value of loaned securities and related collateral outstanding at September 30, 2007 are as follows:

	Value of
	Loaned	Value of
	Securities	Collateral
Portfolio	(000)	(000)

Balanced	$23,249	$23,627
Value	27,394	27,897
Equities Plus	37	38
Core Fixed Income	31,753	32,371
Core Plus Fixed Income	207,604	211,574
High Yield	41,597	42,093
Investment Grade Fixed Income	48,038	48,943

The following Portfolios had income from securities lending (after rebates to borrowers and allocation to the securities lending agent):

Net Interest Earned
by Portfolio
Portfolio	(000)

Balanced	$27
Equities Plus	@—
Value	71
Core Fixed Income	32
Core Plus Fixed Income	389
High Yield	117
Investment Grade Fixed Income	48

@ Amount is less than $500.

H. Federal Income Taxes. It is each Portfolio’s intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Dividends from net investment income, if any, are declared and paid quarterly except for those of the Intermediate Duration, Limited Duration and Municipal Portfolios which are declared and paid monthly and those of the International Fixed Income, Mid Cap Growth, U.S. Mid Cap Value and U.S. Small Cap Value Portfolios which are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

The tax character of the Municipal Portfolio’s ordinary income distributions include tax exempt as well as taxable components. The undistributed ordinary income for the Municipal Portfolio includes tax exempt as well as taxable components.

The tax character for distributions paid may differ from the character of distributions shown on the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2007 and 2006 were as follows:

	2007 Distributions Paid From:			2006 Distributions Paid From:
			Long-			Long-
		Tax-	term		Tax-	term
	Ordinary	Exempt	Capital	Ordinary	Exempt	Capital
	Income	Income	Gain	Income	Income	Gain
Portfolio	(000)	(000)	(000)	(000)	(000)	(000)

Balanced	$5,905	$—	$—	$6,745	$—	$—
Equities Plus	2,025	—	607	150	—	—
Mid Cap Growth	6,935	—	—	—	—	—
U.S. Mid Cap Value	992	—	—	1,077	—	—
U.S. Small Cap Value	19,628	—	63,579	9,470	—	29,317
Value	16,197	—	49,107	21,148	—	105,355
Core Fixed Income	15,255	—	—	13,189	—	1,081
Core Plus Fixed Income	148,778	—	—	137,775	—	—
High Yield	16,628	—	—	17,160	—	—
Intermediate Duration	7,079	—	—	10,476	—	—
International Fixed Income	5,213	—	—	7,333	—	161
Investment Grade Fixed Income	27,744	—	—	26,432	—	287
Limited Duration	54,837	—	—	44,031	—	—
Long Duration Fixed Income	1,102	—	48	—	—	—
Municipal	25,018	6,515	—	2,236	19,656	—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. The book/tax differences are either considered temporary or permanent in nature.

Temporary differences are generally due to differing book and tax treatments in the timing of the recognition of gains or losses on securities, options, swaps, forwards and futures, including Post October losses.

2007 Annual Report

September 30, 2007

Notes to Financial Statements (cont’d)

Permanent differences are generally due to REIT adjustments, foreign currency transactions, foreign futures transactions, swap transactions, distribution reclass, paydown adjustments, non-deductible organization costs and expiration of capital loss carryforward. These resulted in the following reclassifications among the Portlios’components of net assets at September 30, 2007:

	Accumulated
	Undistributed
	(Distributions
	in Excess of)
	Net Investment	Accumulated
	Income	Net Realized	Paid-in
	(Loss)	Gain (Loss)	Capital
Portfolio	(000)s	(000)	(000)
Balanced	$825	$(585)	$(240)
Equities Plus	53	(6)	(47)
Mid Cap Growth	(87)	87	—
U.S. Mid Cap Value	(@—)	@—	—
U.S. Small Cap Value	(358)	396	(38)
Value	(@—)	@—	—
Core Fixed Income	1,709	(615)	(1,094)
Core Plus Fixed Income	20,712	(12,508)	(8,204)
High Yield	360	7,307	(7,667)
Intermediate Duration	177	71	(248)
International Fixed Income	2,911	(2,911)	—
Investment Grade Fixed Income	4,957	(2,936)	(2,021)
Limited Duration	(907)	2,201	(1,294)
Long Duration Fixed Income	(3)	92	(89)
Municipal	3,457	(3,261)	(196)

@ Amount is less than $500.

At September 30, 2007, the components of distributable earnings on a tax basis were as follows:

	Undistributed		Undistributed
	Ordinary	Tax-Exempt	Long-Term
	Income	Income	Capital Gain
Portfolio	(000)	(000)	(000)
Balanced	$2,497	—	$—
Equities Plus	1,396	—	1,126
Mid Cap Growth	8,804	—	—
U.S. Mid Cap Value	953	—	—
U.S. Small Cap Value	30,913	—	55,446
Value	6,334	—	24,662
Core Fixed Income	3,688	—	—
Core Plus Fixed Income	10,349	—	—
High Yield	5,234	—	—
Intermediate Duration	935	—	—
International Fixed Income	9,885	—	—
Investment Grade Fixed Income	4,903	—	—
Limited Duration	5,938	—	—
Long Duration Fixed Income	406	—	—
Municipal	1,997	2,751	1,358

At September 30, 2007, cost, unrealized appreciation, unrealized depreciation and net unrealized appreciation (depreciation) of securities for Federal income tax purposes were:

				Net
				Unrealized
				Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
Portfolio	(000)	(000)	(000)	(000)
Balanced	$313,126	$58,386	$(6,128)	$52,258
Equities Plus	28,743	63	(677)	(614)
Mid Cap Growth	2,537,562	705,627	(48,569)	657,058
U.S. Mid Cap Value	158,343	21,342	(5,890)	15,452
U.S. Small Cap Value	727,821	165,605	(24,023)	141,582
Value	521,582	75,351	(7,891)	67,460
Core Fixed Income	379,119	1,468	(5,806)	(4,338)
Core Plus Fixed
Income	3,226,933	19,958	(71,838)	(51,880)
High Yield	277,894	3,227	(40,298)	(37,071)
Intermediate Duration	155,802	364	(2,058)	(1,694)
International Fixed
Income	201,202	10,495	(1,633)	8,862
Investment Grade
Fixed Income	619,680	2,855	(8,068)	(5,213)
Limited Duration	1,090,112	1,531	(18,319)	(16,788)
Long Duration Fixed
Income	25,086	527	(147)	380
Municipal	971,844	25,171	(7,598)	17,573

At September 30, 2007, the following Portfolios had available for Federal income tax purposes unused capital losses, which will expire on the indicated dates:

	Expiration Date September 30,
	(000)
Portfolio	2008	2009	2010	2011

Balanced	$—	$—	$—	$21,499
Mid Cap Growth	—	—	165,460	303,325
U.S. Mid Cap Value	—	—	—	139,180
Core Fixed Income	—	—	—	—
Core Plus Fixed Income	—	—	—	36,930
High Yield	12,236	26,962	20,212	183,778
Intermediate Duration	—	—	—	—
Investment Grade Fixed Income	—	—	—	—
Limited Duration	—	—	—	—

2007 Annual Report

September 30, 2007

Notes to Financial Statements (cont’d)

	Expiration Date September 30,
	(000)
Portfolio	2012	2013	2014	2015	Total

Balanced	$—	$—	$—	$—	$21,499
Mid Cap Growth	—	—	—	—	468,785
U.S. Mid Cap Value	—	—	—	—	139,180
Core Fixed Income	—	—	489	—	489
Core Plus Fixed Income	—	—	7,135	15,680	59,745
High Yield	205,458	11,840	874	737	462,097
Intermediate Duration	—	673	1,559	5,324	7,556
Investment Grade Fixed Income	—	—	607	12	619
Limited Duration	—	8,253	8,229	7,068	23,550

In addition to the $462,097,000 in unused capital losses attributed to the High Yield Portfolio in the table above, approximately $54,190,000 has been brought forward as a result of the Portfolio’s merger with the MSIF Inc. High Yield II Portfolio. The utilization of the capital loss carryforward in subsequent years may be limited pursuant to sections 382 and 383 of the Internal Revenue Code. This acquired capital loss carryforward is expected to expire between 2007-2014.

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryforward period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by a portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

During the year ended September 30, 2007, the following Portfolios utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately:

Capital Loss
Carryforward
Utilized
Portfolio	(000)
Balanced	$20,215
Mid Cap Growth	321,771
U.S. Mid Cap Value	33,211
Core Fixed Income	96
Municipal	943

Under current tax law, certain capital and net foreign exchange losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended September 30, 2007, the following Portfolios elected to defer capital and currency losses occurring between November 1, 2006 and September 30, 2007 up to the following amounts:

	Post-October
	Capital	Currency
	Losses	Losses
Portfolio	(000)	(000)
Mid Cap Growth	$—	$86
Core Fixed Income	606	—
Core Plus Fixed Income	745	1,820
High Yield	—	635
Investment Grade Fixed Income	2,778	—
Long Duration Fixed Income	27	—

I. Contractual Obligations. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

J. Other. The High Yield Portfolio’s net assets are substantially comprised of high yield fixed income securities. The financial condition of an issuer of these securities and general economic and industry specific conditions may affect an issuer’s ability to make payments of income and principal on these securities and ultimately impact their valuation.

A portion of the securities of the Municipal Portfolio are insured by certain companies specializing in the insurance of municipal debt obligations. At September 30, 2007, approximately 82% of the net assets of the Municipal Portfolio are covered by such insurance. Listed below are the insurers that insure obligations constituting more than 10% of the Portfolio’s net assets:

% of
Portfolio’s
Insurers	Net Assets
AMBAC	20.3%
MBIA	24.2
FGIC	17.4
FSA	14.0

2007 Annual Report

September 30, 2007

Notes to Financial Statements (cont’d)

At September 30, 2007, certain Portfolios had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on these Portfolios. These Portfolios and the aggregate percentage of such owners was as follows:

	Percentage of Ownership
	Institutional	Investment	Adviser
Portfolio	Class	Class	Class
Balanced	83.4%	98.6%	96.6%
Mid Cap Growth	30.4	—	79.0
U.S. Mid Cap Value	64.3	85.4	78.1
U.S. Small Cap Value	15.1	—	66.6
Value	58.0	100.0	94.4
Core Fixed Income	—	—	99.0
Core Plus Fixed Income	24.2	96.4	90.0
High Yield	18.6	—	84.1
Intermediate Duration	47.1	100.0	—
International Fixed Income	12.7	—	—
Investment Grade Fixed Income	21.2	—	—
Municipal	18.2	—	100.0

K. Reverse Stock Split. After the close of business on November 10, 2006, High Yield Portfolio effected a 1 for 2 reverse stock split for the shares of the Portfolio. All transactions in capital stock and per share data prior to November 13, 2006 have been restated to give effect to the reverse stock split. The reverse stock split had no impact on the overall value of a shareholder’s investment in the Portfolio.

2007 Annual Report

September 30, 2007

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Morgan Stanley Institutional Fund Trust:

We have audited the accompanying Statements of Assets and Liabilities of Balanced Portfolio, Equities Plus Portfolio, Mid Cap Growth Portfolio, U.S. Mid Cap Value Portfolio, U.S. Small Cap Value Portfolio, Value Portfolio, Core Fixed Income Portfolio, Core Plus Fixed Income Portfolio, High Yield Portfolio, Intermediate Duration Portfolio, International Fixed Income Portfolio, Investment Grade Fixed Income Portfolio, Limited Duration Portfolio, Long Duration Fixed Income Portfolio, and Municipal Portfolio (the “Portfolios”) (fifteen of the portfolios constituting Morgan Stanley Institutional Fund Trust), including the portfolios of investments, as of September 30, 2007, and the related statements of operations for the year then ended, the statements of cash flows for Balanced Portfolio, Core Fixed Income Portfolio, Core Plus Fixed Income Portfolio, Intermediate Duration Portfolio, Investment Grade Fixed Income Portfolio, and Limited Duration Portfolio for the year then ended, and the statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolios’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolios’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned fifteen Portfolios of Morgan Stanley Institutional Trust Fund at September 30, 2007, the results of their operations for the year then ended, the cash flows for the aforementioned seven portfolios for the year then ended, and the changes in their net assets and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
November 19, 2007

2007 Annual Report

September 30, 2007

Federal Income Tax Information: (unaudited)

For Federal income tax purposes, the following information is furnished with respect to the distributions paid by each applicable Portfolio during the taxable year ended September 30, 2007.

For corporate shareholders, the following percentages of dividends paid by each Portfolio qualified for the dividends received deduction. Additionally, the following percentages of each Portfolio’s dividends was attributable to qualifying U.S. Government obligations. (Please consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.):

	Div. Received	Qualifying U.S.
Portfolio	Deduction %	Govt. Income %
Balanced	35.8%	19.5%
Mid Cap Growth	100.0	—
U.S. Mid Cap Value	100.0	—
U.S. Small Cap Value	28.2	—
Value	88.2	—
Core Fixed Income	—	17.3
Core Plus Fixed Income	—	21.0
High Yield	0.1	—
Investment Grade Fixed Income	0.3	17.2
Intermediate Duration	—	14.2
International Fixed Income	—	7.0
Limited Duration	—	10.7
Long Duration Fixed Income	—	76.8
Municipal	16.1	—

Each of the applicable Portfolios designated the following percentages of its income dividends as tax-exempt income dividends:

Portfolio	Percentage
Municipal	79.3%

Each of the applicable Portfolios designated and paid the following amounts as a long-term capital gain distribution:

Amount
Portfolio	(000)
Equities Plus	$607
U.S. Small Cap Value	63,579
Value	49,107
Long Duration Fixed Income	48

For Federal income tax purposes, the following information is furnished with respect to the earnings of each applicable Portfolio for the taxable year ended September 30, 2007.

When distributed, certain earnings may be subject to a maximum tax rate of 15% as provided for the Jobs and Growth Tax Relief Reconiliation Act of 2003. Each of the applicable Portfolios designated up to the following maximum amounts as taxable at this lower rate:

Amount
Portfolio	(000)
Balanced	$3,440
Mid Cap Growth	6,935
U.S. Mid Cap Value	992
U.S. Small Cap Value	5,722
Value	13,922
Municipal	1,367

In January, each applicable Portfolio provides tax information to shareholders for the preceding calendar year.

2007 Annual Report

September 30, 2007

An Important Notice Concerning Our U.S. Privacy Policy (unaudited)

POLICY CONCERNING CUSTOMER INFORMATION

Morgan Stanley Institutional Fund Trust (the “Fund”) is required by federal law to provide you with a copy of their Privacy Policy (the “Policy”) annually. The following Policy applies to current and former individual clients of the Fund. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders. Please note that this Policy may be amended at any time, and that you will be informed of any changes to this Policy as required by law.

THE FUND RESPECTS YOUR PRIVACY

The Fund appreciates that you have provided your personal financial information and strive to maintain the privacy of such information. This Policy describes, and is designed to help you understand, what non-public personal information the Fund may collect about you, why the Fund collects it, and when the Fund may share it with others. Throughout this Policy, the non-public information that personally identifies you or your accounts is referred to as “personal information.”

1.            WHAT PERSONAL INFORMATION DOES THE FUND COLLECT ABOUT YOU?

To serve you better and manage your investment, it is important that the Fund collects and maintains accurate information about you. The Fund obtains this information from applications and other forms you submit, from your dealings with the Fund, and from third parties and other sources.

For example:

•        The Fund collects information such as your name, address, e-mail address, and telephone/fax numbers through applications  and other forms you may submit.

•        The Fund may obtain information about account balances, your use of account(s) and the types of products and services you    prefer to receive through your dealings and transactions with the Fund and other sources.

•        The Fund may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2.            WHEN DOES THE FUND DISCLOSE PERSONAL INFORMATION COLLECTED ABOUT YOU?

To provide you with the products and services you request, to serve you better and to manage your investment, the Fund may disclose personal information collected about you to affiliated companies and to non-affiliated third parties as required or permitted by law.

a. Information the Fund discloses to affiliated companies:

The Fund does not disclose personal information collected about you to affiliated companies except to enable them to provide services on their behalf or as otherwise required or permitted by law.

b. Information the Fund discloses to third parties:

The Fund does not disclose personal information collected about you to non-affiliated third parties except to enable them to provide services on the Fund’s behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where the Fund may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to protect against fraud, for institutional risk control or to respond to judicial process. When the Fund shares personal information with these third parties, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

2007 Annual Report

September 30, 2007

An Important Notice Concerning Our U.S. Privacy Policy (cont’d)

3. HOW DOES THE FUND PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION COLLECTED ABOUT YOU?

The Fund and/or its service providers maintain physical, electronic and procedural security measures to help safeguard the personal information collected about you. The Fund and its service providers have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on the Fund’s behalf may also receive personal information, and they are required to adhere to confidentiality standards with respect to such information.

If you have any questions regarding this Policy, please contact a Fund representative at (800) 548-7786.

© 2007 Morgan Stanley Institutional Fund Trust

2007 Annual Report

September 30, 2007

Trustee and Officer Information (unaudited)

Independent Trustees:

				Number of
				Portfolios in
				Fund Complex
				Overseen by
Name, Age and Address of	Position(s) Held	Length of		Independent	Other Directorships Held by
Independent Trustee	with Registrant	Time Served*	Principal Occupation(s) During Past 5 Years	Trustee**	Independent Trustee
Frank L. Bowman (62) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006

President and Chief Executive Officer, Nuclear Energy Institute (policy organization) (since February 2005); Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); Chairperson of the Insurance Sub-Committee of the Valuation, Insurance and Compliance Committee (since February 2007); formerly, variously, Admiral in the U.S. Navy, Director of Naval Nuclear Propulsion Program and Deputy Administrator — Naval Reactors in the National Nuclear Security Administration at the U.S. Department of Energy (1996-2004). Honorary Knight Commander of the Most Excellent Order of the British Empire.

				171	Director of the National Energy Foundation, the U.S. Energy Association, the American Council for Capital Formation and the Armed Services YMCA of the USA.

Michael Bozic (66) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since April 1994

Private investor; Chairperson of the Valuation, Insurance and Compliance Committee (since October 2006); Director or Trustee of the Retail Funds (since April 1994) and the Institutional Funds (since July 2003); formerly, Chairperson of the Insurance Committee (July 2006-September 2006); Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears,

Roebuck & Co.

				173	Director of various business organizations.

Kathleen A. Dennis (54) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President, Cedarwood Associates (mutual fund consulting) (since July 2006); Chairperson of the Money Market and Alternatives Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	171	None.

Dr. Manuel H. Johnson (58) c/o Johnson Smick Group, Inc. 888 16th Street, NW Suite 740 Washington, D.C. 20006	Trustee	Since July 1991	Senior Partner, Johnson Smick International, Inc. (consulting firm); Chairperson of the Investment Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C) (international economic commission); formerly, Chairperson of the Audit Committee (July 1991-September 2006); Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	173	Director of NVR, Inc. (home construction); Director of Evergreen Energy.

Joseph J. Kearns (65) c/o Kearns & Associates LLC PMB754 23852 Pacific Coast Highway Malibu, CA 90265	Trustee	Since August 1994	President, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since August 1994); formerly, Deputy Chairperson of the Audit Committee (July 2003-September 2006) and Chairperson of the Audit Committee of the Institutional Funds (October 2001- July 2003); CFO of the J. Paul Getty Trust.	174	Director of Electro Rent Corporation (equipment leasing), The Ford Family Foundation and the UCLA Foundation.

2007 Annual Report

September 30, 2007

Trustee and Officer Information (cont’d)

Independent Trustees:

				Number of
				Portfolios in
				Fund Complex
				Overseen by
Name, Age and Address of	Position(s) Held	Length of		Independent	Other Directorships Held by
Independent Trustee	with Registrant	Time Served*	Principal Occupation(s) During Past 5 Years	Trustee**	Independent Trustee
Michael F. Klein (48) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006

Managing Director, Aetos Capital, LLC (since March 2000) and Co-President, Aetos Alternatives Management, LLC (since January 2004); Chairperson of the Fixed-Income Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Managing Director, Morgan Stanley & Co., Inc. and Morgan Stanley Dean Witter Investment Management, President, Morgan Stanley Institutional Funds (June 1998-March 2000) and Principal, Morgan Stanley & Co., Inc. and Morgan Stanley Dean Witter Investment Management (August 1997-December 1999).

				171	Director of certain investment funds managed or sponsored by Aetos Capital, LLC; Director of Sanitized AG and Sanitized Marketing AG (specialty chemicals).

Michael E. Nugent (71) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY 10022	Chairperson of the Board and Trustee	Chairperson of the Boards since July 2006 and Trustee since July 1991	General Partner, Triumph Capital, L.P. (private investment partnership); Chairperson of the Boards of the Retail Funds and Institutional Funds (since July 2006); Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2001); formerly, Chairperson of the Insurance Committee (until July 2006); Vice President, Bankers Trust Company and BT Capital Corporation (1984-1988).	173	None.

W. Allen Reed (60) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Chairperson of the Equity Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, President and CEO of General Motors Asset Management; Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (July 1994-December 2005).	171	Director of GMAC (financial services) and Temple-Inland Industries (packaging, banking and forest products); Director of Legg Mason, Inc. and Director of the Auburn University Foundation.

Fergus Reid (75) c/o Lumelite Plastics Corporation 85 Charles Coleman Blvd. Pawling, NY 12564	Trustee	Since June 1992	Chairman of Lumelite Plastics Corporation; Chairperson of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since June 1992).	174	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by JP Morgan Investment Management Inc.

2007 Annual Report

September 30, 2007

Trustee and Officer Information (cont’d)

Independent Trustees:

Number of
Portfolios in
Fund Complex
	Position(s)	Term of Office		Overseen by
Name, Age and Address of	Held with	and Length of		Interested	Other Directorships Held by Interested
Independent Trustee	Registrant	Time Served*	Principal Occupation(s) During Past 5 Years	Trustee**	Trustee
James F. Higgins (59) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Trustee	Since June 2000	Director or Trustee of the Retail Funds (since June 2000) and the Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000).	173	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

*             This is the earliest date the Trustee began serving the Retail Funds or Institutional Funds. Each Trustee serves an indefinite term, until his or her successor is elected.

**      The Fund Complex includes all funds advised by Morgan Stanley Investments LP (“MSI”) that have an investment advisor that is an affiliated entity of MSI (including but not limited to, Morgan Stanley Investment Management Inc. (“MSIM”), Morgan Stanley Investment Advisors Inc. (“MSIA”) and Morgan Stanley AIP GP LP). The Retail Funds are those funds advised by MSIA. The Institutional Funds are certain U.S. registered funds advised by MSI, MSIM and Morgan Stanley AIP GP LP.

Additional information about the Fund’s Trustees can be found in the Fund’s Statement of Additional Information (SAI). The SAI may be obtained without charge upon request, by calling the Fund at 1-800-548-7786. You may also retrieve this information on-line at the Securities and Exchange Commission’s website at “http://www.sec.gov”. To aid you in obtaining this information on-line, the Fund’s Central Index Key (CIK) number is 0000741375 and the SAI is found within form type 485BPOS.

2007 Annual Report

September 30, 2007

Trustee and Officer Information (cont’d)

Executive Officers:

	Position(s)	Term of Office
	Held with	and Length of
Name, Age and Address of Executive Officer	Registrant	Time Served*	Principal Occupation(s) During Past 5 Years

Ronald E. Robison (68) Morgan Stanley Investment Management Inc. 522 Fifth Avenue New York, NY 10036	President and Principal Executive Officer	President since September 2005 and Principal Executive Officer since May 2003

President (since September 2005) and Principal Executive Officer (since May 2003) of funds in the Fund Complex; President (since September 2005) and Principal Executive Officer (since May 2003) of the Van Kampen Funds; Managing Director, Director and/or Officer of the Adviser and various entities affiliated with the Adviser; Director of Morgan Stanley SICAV (since May 2004). Formerly, Executive Vice President (July 2003 to September 2005) of funds in the Fund Complex and the Van Kampen Funds; President and Director of the Institutional Funds (March 2001 to July 2003); Chief Administrative Officer of Morgan Stanley Investment Advisors Inc.; Chief Administrative Officer of Morgan Stanley Services Company Inc.

J. David Germany (53) Morgan Stanley Investment Management Ltd. 20 Bank Street Canary Wharf London, England E144AD	Vice President	Since February 2006

Managing Director and (since December 2005) Chief Investment Officer—Global Fixed Income of Morgan Stanley Investment Management; Managing Director and Director of Morgan Stanley Investment Management Limited; Vice President of the Retail Funds and Institutional Funds (since February 2006).

Dennis F. Shea (54) Morgan Stanley Investment Management Inc. 522 Fifth Avenue New York, NY 10036	Vice President	Since February 2006

Managing Director and (since February 2006) Chief Investment Officer—Global Equity of Morgan Stanley Investment Management; Vice President of the Retail Funds and Institutional Funds (since February 2006). Formerly, Managing Director and Director of Global Equity Research at Morgan Stanley.

Amy R. Doberman (45) Morgan Stanley Investment Management Inc. 522 Fifth Avenue New York, NY 10036	Vice President	Since July 2004

Managing Director and General Counsel, U.S. Investment Management of Morgan Stanley Investment Management (since July 2004); Vice President of the Retail Funds and Institutional Funds (since July 2004); Vice President of the Van Kampen Funds (since August 2004); Secretary (since February 2006) and Managing Director (since July 2004) of the Adviser and various entities affiliated with the Adviser. Formerly, Managing Director and General Counsel — Americas, UBS Global Asset Management (July 2000-July 2004).

Carsten Otto (43) Morgan Stanley Investment Management Inc. 522 Fifth Avenue New York, NY 10036	Chief Compliance Officer	Since October 2004

Managing Director and Global Head of Compliance for Morgan Stanley Investment Management (since April 2007) and Chief Compliance Officer of Morgan Stanley Retail Funds and Institutional Funds (since October 2004). Formerly, U.S. Director of Compliance (October 2004 - April 2007) and Assistant Secretary and Assistant General Counsel of the Retail Funds.

Stefanie V. Chang Yu (40) Morgan Stanley Investment Management Inc. 522 Fifth Avenue New York, NY 10036	Vice President	Since December 1997

Executive Director of the Adviser and various entities affiliated with the Adviser; Vice President of the Retail Funds (since July 2002) and the Institutional Funds (since December 1997). Formerly, Secretary of various entities affiliated with the Adviser.

Mary E. Mullin (40) Morgan Stanley Investment Management Inc. 522 Fifth Avenue New York, NY 10036	Secretary	Since June 1999	Executive Director of the Adviser and various entities affiliated with the Adviser; Secretary of the Retail Funds (since July 2003) and the Institutional Funds (since June 1999).

James W. Garrett (38) Morgan Stanley Investment Management Inc. 522 Fifth Avenue New York, NY 10036	Treasurer and Chief Financial Officer	Treasurer since February 2002 and Chief Financial Officer since July 2003	Head of Global Fund Administration; Managing Director of the Adviser and various entities affiliated with the Adviser; Treasurer and Chief Financial Officer of the Institutional Funds.

* This is the earliest date the Officer began serving the Retail Funds or Institutional Funds. Each Officer serves an indefinite term, until his or her successor is elected.

2007 Annual Report

September 30, 2007

Investment Adviser and Administrator

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, NY 10036

Distributor

Morgan Stanley Distribution, Inc.

One Tower Bridge

100 Front Street, Suite 1100

West Conshohocken, PA 19428-2899

Custodian

JPMorgan Chase Bank, N.A.

270 Park Avenue

New York, NY 10017

Legal Counsel

Clifford Chance US LLP

31 West 52nd Street

New York, NY 10019-6131

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116-5072

Reporting to Shareholders

Each Morgan Stanley Fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the Fund’s second and fourth fiscal quarters. The semi-annual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to Fund shareholders and makes these reports available on its public website, www.morganstanley.com. Each Morgan Stanley Fund also files a complete schedule of portfolio holdings with the SEC for the Fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, http:/www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1(800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll-free 1(800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC’s website at http://www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by the prospectus of the Morgan Stanley Institutional Fund Trust which describes in detail each Investment Portfolio’s investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call 1(800) 548-7786.

Printed in U.S.A.

This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, NY 10036

Investment Adviser: 1(610) 940-5000 • MSIF Trust 1(800) 548-7786

© 2007 Morgan Stanley

IFEQFIANN IU07-04528P-Y09/07

Item 2. Code of Ethics.

(a)                        The Fund has adopted a code of ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)                       No information need be disclosed pursuant to this paragraph.

(c)                        Not applicable.

(d)                       Not applicable.

(e)                        Not applicable.

(f)

(1)                        The Fund’s Code of Ethics is attached hereto as Exhibit 12 A.

(2)                        Not applicable.

(3)                        Not applicable.

Item 3. Audit Committee Financial Expert.

The Fund’s Board of Trustees has determined that Joseph J. Kearns, an “independent” Trustee, is an “audit committee financial expert” serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

2007

	Registrant		Covered Entities(1)
Audit Fees	$555,250		N/A

Non-Audit Fees
Audit-Related Fees	$—		$781,800	(2)
Tax Fees	$57,600	(3)	$59,185	(4)
All Other Fees	$—		$74,100	(5)
Total Non-Audit Fees	$57,600		$915,085

Total	$612,850		$915,085

2006

	Registrant		Covered Entities(1)
Audit Fees	$539,000		N/A

Non-Audit Fees
Audit-Related Fees	$—		$706,000	(2)
Tax Fees	$60,500	(3)	$79,422	(4)
All Other Fees	$—		$749,041	(5)
Total Non-Audit Fees	$60,500		$1,534,463

Total	$599,500		$1,534,463

N/A- Not applicable, as not required by Item 4.

(1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities and funds advised by the Adviser or its affiliates, specifically attestation services provided in connection with a SAS 70 Report.

(3) Tax Fees represent tax advice and compliance services provided in connection with the review of the Registrant’s tax returns.

(4) Tax Fees represent tax advice services provided to Covered Entities, including research and identification of PFIC entities.

(5) All Other Fees represent attestation services provided in connection with performance presentation standards and a compliance review project performed.

(e)(1) The audit committee’s pre-approval policies and procedures are as follows:

APPENDIX A

AUDIT COMMITTEE

AUDIT AND NON-AUDIT SERVICES

PRE-APPROVAL POLICY AND PROCEDURES

OF THE

MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

AS ADOPTED AND AMENDED JULY 23, 2004,(1)

1.              Statement of Principles

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor’s independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor. The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee or its delegate (“specific pre-approval”). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit

(1)                                  This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the “Policy”), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund’s Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors’ independence.

2.              Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.              Audit Services

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund’s financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.              Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.              Tax Services

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

6.              All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

7.              Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

8.              Procedures

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund’s Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund’s Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund’s Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Fund’s Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund’s Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund’s Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund’s Chief Financial Officer or any member of management.

9.              Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor’s independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.       Covered Entities

Covered Entities include the Fund’s investment adviser(s) and any entity controlling, controlled by or under common control with the Fund’s investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund’s audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

Morgan Stanley Retail Funds

Morgan Stanley Investment Advisors Inc.

Morgan Stanley & Co. Incorporated

Morgan Stanley DW Inc.

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Van Kampen Asset Management

Morgan Stanley Services Company, Inc.

Morgan Stanley Distributors Inc.

Morgan Stanley Trust FSB

Morgan Stanley Institutional Funds

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Advisors Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Morgan Stanley & Co. Incorporated

Morgan Stanley Distribution, Inc.

Morgan Stanley AIP GP LP

Morgan Stanley Alternative Investment Partners LP

(e)(2)          Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee’s pre-approval policies and procedures (attached hereto).

(f)                          Not applicable.

(g)                       See table above.

(h)                       The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors’ independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are: Frank Joseph Kearns, Michael Nugent and Allen Reed.

(b) Not applicable.

Item 6. Schedule of Investments

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment company Act of 1940, the registrants has duly caused this report to be signed on its behalf by the undersigned, thereunto duly autorized.

(Registrant) morgan Stanley Institutional Fund Trust

By:	/s/ Ronald E. Robinson
Name:	Ronald E. Robinson
Title:	Principal Executive Officer
Date:	November 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robinson
Name:	Ronald E. Robinson
Title:	Principal Executive Officer
Date:	November 20, 2007

By:	/s/ James W. Garrett
Name:	James W. Garrett
Title:	Principal Financial Officer
Date:	November 20, 2007